MainStay Balanced Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 34.4%
Asset-Backed Securities 1.4%
Other Asset-Backed Securities 1.4%
AIG CLO LLC
Series 2020-1A, Class AR
5.952% (3 Month LIBOR + 1.16%), due 4/15/34 (a)(b)	$ 500,000	$ 491,918
Apidos CLO XXX
Series XXXA, Class A2
6.395% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	600,000	585,899
ARES L CLO Ltd.
Series 2018-50A, Class AR
5.842% (3 Month LIBOR + 1.05%), due 1/15/32 (a)(b)	500,000	493,959
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
6.208% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	600,000	579,838
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.971% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)(c)	750,000	750,000
Benefit Street Partners CLO Ltd.
Series 2023-30A, Class A
6.805% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)(c)	700,000	700,000
Carlyle Global Market Strategies CLO Ltd.
Series 2013-3A, Class A2R
6.192% (3 Month LIBOR + 1.40%), due 10/15/30 (a)(b)	1,100,000	1,062,868
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
6.358% (3 Month LIBOR + 1.55%), due 7/20/30 (a)(b)	250,000	244,745
Regatta XIV Funding Ltd.
Series 2018-3A, Class A
6.008% (3 Month LIBOR + 1.19%), due 10/25/31 (a)(b)	400,000	395,058
STORE Master Funding I-VII XIV XIX XX
Series 2021-1A, Class A1
2.12%, due 6/20/51 (a)	306,306	261,032
THL Credit Wind River CLO Ltd.
Series 2017-4A, Class A
5.825% (3 Month LIBOR + 1.15%), due 11/20/30 (a)(b)	507,000	501,590
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	850,000	762,786
Total Asset-Backed Securities (Cost $7,055,741)		6,829,693
Corporate Bonds 10.7%
Aerospace & Defense 0.2%
Boeing Co. (The)
3.10%, due 5/1/26	145,000	137,993
3.25%, due 2/1/28	200,000	186,705
5.15%, due 5/1/30	255,000	257,018

	Principal Amount	Value
Corporate Bonds
Aerospace & Defense
L3Harris Technologies, Inc.
1.80%, due 1/15/31	$ 590,000	$ 473,701
		1,055,417
Auto Manufacturers 0.3%
Daimler Truck Finance North America LLC
5.125%, due 1/19/28 (a)	310,000	313,001
General Motors Financial Co., Inc.
6.00%, due 1/9/28	310,000	319,039
6.05%, due 10/10/25	595,000	606,182
6.40%, due 1/9/33	180,000	187,112
		1,425,334
Auto Parts & Equipment 0.1%
Aptiv plc
3.25%, due 3/1/32	320,000	276,263
Banks 4.5%
Bank of America Corp. (d)
1.922%, due 10/24/31	153,000	123,082
2.087%, due 6/14/29	865,000	753,845
4.571%, due 4/27/33	415,000	401,002
5.08%, due 1/20/27	1,040,000	1,043,822
Bank of New York Mellon Corp. (The)
4.706%, due 2/1/34 (d)	410,000	408,251
Bank of New Zealand
4.846%, due 2/7/28 (a)	760,000	764,012
Citigroup, Inc. (d)
2.014%, due 1/25/26	875,000	822,996
5.61%, due 9/29/26	1,050,000	1,066,858
Citizens Bank NA
6.064%, due 10/24/25 (d)	380,000	385,515
Credit Suisse AG
7.95%, due 1/9/25	1,340,000	1,372,635
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	850,000	863,021
Fifth Third Bancorp
6.361%, due 10/27/28 (d)	1,060,000	1,121,598
Goldman Sachs Group, Inc. (The)
2.64%, due 2/24/28 (d)	600,000	550,148
5.70%, due 11/1/24	850,000	862,458
HSBC Holdings plc (d)
7.336%, due 11/3/26	655,000	691,352
7.39%, due 11/3/28	470,000	512,352
Huntington Bancshares, Inc.
5.023%, due 5/17/33 (d)	475,000	468,515
JPMorgan Chase & Co. (d)
1.578%, due 4/22/27	1,010,000	907,729

	Principal Amount	Value
Corporate Bonds
Banks
JPMorgan Chase & Co. (d)
2.963%, due 1/25/33	$ 365,000	$ 312,885
4.565%, due 6/14/30	500,000	489,767
5.546%, due 12/15/25	730,000	735,890
KeyBank NA
5.00%, due 1/26/33	250,000	250,634
Lloyds Banking Group plc
0.695% (1 Year Treasury Constant Maturity Rate + 0.55%), due 5/11/24 (b)	650,000	640,747
M&T Bank Corp.
5.053%, due 1/27/34 (d)	260,000	259,337
Morgan Stanley (d)
2.484%, due 9/16/36	695,000	538,739
4.679%, due 7/17/26	1,314,000	1,303,018
6.296%, due 10/18/28	320,000	338,307
6.342%, due 10/18/33	95,000	104,433
PNC Financial Services Group, Inc. (The)
5.068%, due 1/24/34 (d)	530,000	534,609
Royal Bank of Canada
5.66%, due 10/25/24	605,000	615,140
State Street Corp. (d)
4.164%, due 8/4/33	195,000	185,877
4.821%, due 1/26/34	150,000	150,761
Swedbank AB
5.337%, due 9/20/27 (a)	610,000	617,275
Truist Financial Corp.
5.122%, due 1/26/34 (d)	160,000	162,144
U.S. Bancorp
4.839%, due 2/1/34 (d)	415,000	412,542
UBS Group AG (a)(b)
5.711% (1 Year Treasury Constant Maturity Rate + 1.55%), due 1/12/27	545,000	552,003
5.959% (1 Year Treasury Constant Maturity Rate + 2.20%), due 1/12/34	430,000	452,937
Wells Fargo & Co.
4.54%, due 8/15/26 (d)	590,000	584,293
		22,360,529
Beverages 0.0% ‡
Keurig Dr Pepper, Inc.
4.05%, due 4/15/32	105,000	99,530
Biotechnology 0.2%
Amgen, Inc.
4.05%, due 8/18/29	590,000	569,904
4.20%, due 3/1/33	155,000	148,714
		718,618
Commercial Services 0.1%
Global Payments, Inc.
2.15%, due 1/15/27	400,000	359,857

	Principal Amount	Value
Corporate Bonds
Commercial Services
PayPal Holdings, Inc.
3.90%, due 6/1/27	$ 340,000	$ 334,347
		694,204
Computers 0.3%
Apple, Inc.
1.65%, due 5/11/30	391,000	329,251
1.70%, due 8/5/31	595,000	489,765
Dell International LLC
5.75%, due 2/1/33	445,000	444,650
		1,263,666
Cosmetics & Personal Care 0.0% ‡
Unilever Capital Corp.
1.75%, due 8/12/31	265,000	216,862
Diversified Financial Services 0.7%
AerCap Ireland Capital DAC
3.00%, due 10/29/28	550,000	484,848
Air Lease Corp.
0.70%, due 2/15/24	1,425,000	1,359,183
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	605,000	629,833
Intercontinental Exchange, Inc.
4.35%, due 6/15/29	720,000	713,704
Thirax 1 LLC
0.968%, due 1/14/33	295,079	253,175
		3,440,743
Electric 0.9%
AEP Texas, Inc.
4.70%, due 5/15/32	160,000	159,363
Appalachian Power Co.
Series BB
4.50%, due 8/1/32	160,000	155,597
Commonwealth Edison Co.
3.10%, due 11/1/24	290,000	282,132
Duke Energy Carolinas LLC
4.95%, due 1/15/33	410,000	421,016
Duke Energy Corp.
2.45%, due 6/1/30	240,000	205,296
4.50%, due 8/15/32	140,000	136,285
Enel Finance America LLC
7.10%, due 10/14/27 (a)	420,000	450,144
Entergy Arkansas LLC
5.15%, due 1/15/33	430,000	446,855
Pacific Gas and Electric Co.
5.45%, due 6/15/27	400,000	401,605

	Principal Amount	Value
Corporate Bonds
Electric
Pacific Gas and Electric Co.
6.15%, due 1/15/33	$ 450,000	$ 462,527
Southern California Edison Co.
5.95%, due 11/1/32	390,000	424,519
Southern Co. (The)
5.15%, due 10/6/25	220,000	222,324
5.70%, due 10/15/32	100,000	106,606
Virginia Electric and Power Co.
Series B
3.75%, due 5/15/27	750,000	731,291
		4,605,560
Entertainment 0.0% ‡
Warnermedia Holdings, Inc.
4.054%, due 3/15/29 (a)	224,000	205,590
Environmental Control 0.1%
Waste Connections, Inc.
2.60%, due 2/1/30	445,000	392,597
Food 0.1%
Kraft Heinz Foods Co.
3.75%, due 4/1/30	130,000	123,001
Nestle Holdings, Inc.
4.25%, due 10/1/29 (a)	440,000	443,848
		566,849
Gas 0.1%
CenterPoint Energy Resources Corp.
4.40%, due 7/1/32	415,000	412,466
Healthcare-Services 0.1%
HCA, Inc.
3.625%, due 3/15/32 (a)	365,000	324,112
Insurance 0.1%
Corebridge Financial, Inc.
3.85%, due 4/5/29 (a)	325,000	303,336
Principal Life Global Funding II
1.25%, due 8/16/26 (a)	425,000	375,378
		678,714
Internet 0.1%
Amazon.com, Inc.
2.10%, due 5/12/31	430,000	366,337

	Principal Amount	Value
Corporate Bonds
Internet
Meta Platforms, Inc.
3.85%, due 8/15/32	$ 160,000	$ 148,735
		515,072
Investment Companies 0.1%
Blackstone Private Credit Fund
7.05%, due 9/29/25 (a)	420,000	425,868
Media 0.1%
Charter Communications Operating LLC
4.40%, due 4/1/33	165,000	148,225
Paramount Global
4.20%, due 5/19/32	470,000	403,464
		551,689
Miscellaneous—Manufacturing 0.0% ‡
3M Co.
3.05%, due 4/15/30	209,000	188,212
Oil & Gas 0.1%
Phillips 66 Co.
3.15%, due 12/15/29 (a)	535,000	483,155
Pharmaceuticals 0.2%
AbbVie, Inc.
2.95%, due 11/21/26	430,000	406,922
CVS Health Corp.
3.75%, due 4/1/30	560,000	524,695
Merck & Co., Inc.
2.15%, due 12/10/31	150,000	127,215
		1,058,832
Pipelines 0.5%
Energy Transfer LP
3.75%, due 5/15/30	185,000	169,552
5.75%, due 2/15/33	205,000	210,679
Enterprise Products Operating LLC
5.35%, due 1/31/33	430,000	446,934
MPLX LP
4.95%, due 9/1/32	178,000	175,268
ONEOK, Inc.
5.85%, due 1/15/26	580,000	594,285
6.10%, due 11/15/32	305,000	320,716
Targa Resources Corp.
6.125%, due 3/15/33	430,000	448,562
		2,365,996

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 0.3%
Agree LP
4.80%, due 10/1/32	$ 455,000	$ 440,619
CubeSmart LP
2.25%, due 12/15/28	340,000	291,695
Realty Income Corp.
4.85%, due 3/15/30	565,000	565,989
Simon Property Group LP
1.75%, due 2/1/28	425,000	372,488
		1,670,791
Retail 0.2%
Home Depot, Inc. (The)
3.25%, due 4/15/32	340,000	312,753
Lowe's Cos., Inc.
5.00%, due 4/15/33	205,000	207,664
Walmart, Inc.
5.25%, due 9/1/35	305,000	334,264
		854,681
Semiconductors 0.3%
Broadcom, Inc.
3.419%, due 4/15/33 (a)	560,000	469,811
NVIDIA Corp.
1.55%, due 6/15/28	147,000	129,120
NXP BV
4.30%, due 6/18/29	255,000	245,226
QUALCOMM, Inc.
2.15%, due 5/20/30	490,000	427,801
Texas Instruments, Inc.
3.65%, due 8/16/32	290,000	277,650
		1,549,608
Software 0.4%
Microsoft Corp.
2.525%, due 6/1/50	220,000	156,775
Oracle Corp.
2.30%, due 3/25/28	215,000	192,005
2.875%, due 3/25/31	115,000	99,052
6.15%, due 11/9/29	1,230,000	1,314,690
		1,762,522
Telecommunications 0.5%
AT&T, Inc.
4.35%, due 3/1/29	955,000	938,666
T-Mobile US, Inc.
2.625%, due 2/15/29	205,000	179,170
3.50%, due 4/15/31	415,000	371,363
Verizon Communications, Inc.
2.10%, due 3/22/28	340,000	303,214

	Principal Amount	Value
Corporate Bonds
Telecommunications
Verizon Communications, Inc.
3.376%, due 2/15/25	$ 8,000	$ 7,791
4.016%, due 12/3/29	881,000	844,675
		2,644,879
Transportation 0.1%
Union Pacific Corp.
4.50%, due 1/20/33	200,000	201,714
United Parcel Service, Inc.
4.45%, due 4/1/30	220,000	222,224
		423,938
Total Corporate Bonds (Cost $53,450,363)		53,232,297
Mortgage-Backed Security 0.2%
Commercial Mortgage Loans (Collateralized Mortgage Obligation) 0.2%
Citigroup Commercial Mortgage Trust
Series 2020-GC46, Class A5
2.717%, due 2/15/53	1,000,000	870,538
Total Mortgage-Backed Security (Cost $1,028,195)		870,538
U.S. Government & Federal Agencies 22.1%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.6%
FFCB
2.03%, due 1/21/28	1,200,000	1,106,222
4.37%, due 5/17/32	450,000	431,786
FHLB
4.00%, due 5/26/27	1,325,000	1,293,525
		2,831,533
United States Treasury Bonds 0.0% ‡
U.S. Treasury Bonds
4.00%, due 11/15/52	250,000	267,344
United States Treasury Notes 21.5%
U.S. Treasury Notes
2.50%, due 3/31/23	5,190,000	5,172,108
2.625%, due 12/31/23	5,250,000	5,149,717
3.50%, due 1/31/28	18,590,000	18,507,217
3.50%, due 1/31/30	16,515,000	16,455,649
3.875%, due 1/15/26	26,085,000	26,082,962

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.125%, due 1/31/25	$ 26,885,000	$ 26,854,544
4.125%, due 11/15/32	7,720,000	8,121,681
		106,343,878
Total U.S. Government & Federal Agencies (Cost $109,200,508)		109,442,755
Total Long-Term Bonds (Cost $170,734,807)		170,375,283

	Shares
Common Stocks 55.3%
Aerospace & Defense 2.3%
General Dynamics Corp.	14,271	3,325,999
L3Harris Technologies, Inc.	15,541	3,338,518
Raytheon Technologies Corp.	48,086	4,801,387
		11,465,904
Auto Components 0.7%
Gentex Corp.	120,797	3,564,719
Banks 4.1%
JPMorgan Chase & Co.	66,307	9,280,328
M&T Bank Corp.	28,466	4,440,696
PNC Financial Services Group, Inc. (The)	20,097	3,324,646
Truist Financial Corp.	65,738	3,246,800
		20,292,470
Beverages 0.6%
Keurig Dr Pepper, Inc.	86,218	3,041,771
Building Products 1.7%
Fortune Brands Innovations, Inc.	49,846	3,215,565
Johnson Controls International plc	76,680	5,334,628
		8,550,193
Capital Markets 4.1%
Ares Management Corp.	52,705	4,373,988
Blackstone, Inc.	34,242	3,285,862
LPL Financial Holdings, Inc.	12,943	3,069,044
Morgan Stanley	62,333	6,066,871
Raymond James Financial, Inc.	30,153	3,400,354
		20,196,119
Chemicals 0.7%
Axalta Coating Systems Ltd. (e)	114,101	3,434,440

	Shares	Value
Common Stocks
Communications Equipment 2.1%
Cisco Systems, Inc.	141,350	$ 6,879,505
F5, Inc. (e)	24,437	3,608,367
		10,487,872
Containers & Packaging 0.6%
Sealed Air Corp.	57,149	3,129,479
Distributors 0.6%
LKQ Corp.	51,461	3,034,141
Diversified Consumer Services 0.6%
H&R Block, Inc.	78,264	3,050,731
Electric Utilities 1.5%
Duke Energy Corp.	37,086	3,799,461
Exelon Corp.	87,547	3,693,608
		7,493,069
Electrical Equipment 0.7%
Emerson Electric Co.	37,991	3,427,548
Electronic Equipment, Instruments & Components 0.9%
Corning, Inc.	129,515	4,482,514
Entertainment 0.8%
Electronic Arts, Inc.	29,119	3,747,033
Equity Real Estate Investment Trusts 2.4%
Gaming and Leisure Properties, Inc.	78,913	4,226,580
Host Hotels & Resorts, Inc.	165,011	3,110,458
Welltower, Inc.	58,933	4,422,332
		11,759,370
Food Products 1.6%
Archer-Daniels-Midland Co.	41,744	3,458,490
Mondelez International, Inc., Class A	64,176	4,199,678
		7,658,168
Gas Utilities 0.7%
Atmos Energy Corp. (f)	29,804	3,503,162
Health Care Equipment & Supplies 1.7%
Becton Dickinson and Co.	16,758	4,226,703
Boston Scientific Corp. (e)	90,164	4,170,085
		8,396,788

	Shares	Value
Common Stocks
Health Care Providers & Services 2.8%
Centene Corp. (e)	58,550	$ 4,463,852
Elevance Health, Inc.	10,083	5,041,399
UnitedHealth Group, Inc.	8,341	4,163,744
		13,668,995
Household Durables 0.6%
Lennar Corp., Class A	28,398	2,907,955
Insurance 3.4%
American International Group, Inc.	61,692	3,900,168
Chubb Ltd.	22,047	5,015,472
MetLife, Inc.	70,805	5,170,181
Progressive Corp. (The)	20,702	2,822,718
		16,908,539
Interactive Media & Services 1.4%
Alphabet, Inc., Class C (e)	66,338	6,625,176
IT Services 1.3%
Amdocs Ltd.	37,318	3,430,644
Global Payments, Inc.	27,263	3,073,085
		6,503,729
Machinery 0.8%
Middleby Corp. (The) (e)	25,680	3,991,956
Media 0.6%
Omnicom Group, Inc.	36,722	3,157,725
Multi-Utilities 0.8%
Sempra Energy	25,172	4,035,827
Oil, Gas & Consumable Fuels 3.9%
ConocoPhillips	54,276	6,614,616
Coterra Energy, Inc.	156,427	3,915,368
EOG Resources, Inc.	34,548	4,568,973
Phillips 66	39,269	3,937,503
		19,036,460
Personal Products 0.8%
Unilever plc, Sponsored ADR	71,504	3,653,854
Pharmaceuticals 4.8%
AstraZeneca plc, Sponsored ADR	54,328	3,551,422
Eli Lilly and Co.	13,821	4,756,497
Merck & Co., Inc.	52,691	5,659,540
Pfizer, Inc.	163,927	7,239,016

	Shares	Value
Common Stocks
Pharmaceuticals
Roche Holding AG	8,308	$ 2,596,527
		23,803,002
Real Estate Management & Development 0.7%
CBRE Group, Inc., Class A (e)	41,938	3,586,118
Road & Rail 0.6%
Knight-Swift Transportation Holdings, Inc.	52,975	3,130,822
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	34,123	5,851,071
NXP Semiconductors NV	19,177	3,534,513
QUALCOMM, Inc.	36,695	4,888,141
		14,273,725
Specialty Retail 1.5%
Home Depot, Inc. (The)	14,755	4,783,129
Victoria's Secret & Co. (e)	62,042	2,615,070
		7,398,199
Total Common Stocks (Cost $231,852,808)		273,397,573
Exchange-Traded Funds 4.2%
iShares Intermediate Government/Credit Bond ETF (f)	62,076	6,463,974
iShares Russell 1000 Value ETF (f)	73,890	11,781,761
Vanguard Intermediate-Term Treasury ETF	41,513	2,485,383
Total Exchange-Traded Funds (Cost $20,094,018)		20,731,118
Short-Term Investments 1.6%
Affiliated Investment Company 1.1%
MainStay U.S. Government Liquidity Fund, 4.307% (g)	5,235,899	5,235,899
Unaffiliated Investment Company 0.5%
Invesco Government & Agency Portfolio, 4.39% (g)(h)	2,747,300	2,747,300
Total Short-Term Investments (Cost $7,983,199)		7,983,199
Total Investments (Cost $430,664,832)	95.5%	472,487,173
Other Assets, Less Liabilities	4.5	22,357,132
Net Assets	100.0%	$ 494,844,305

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2023.
(c)	Delayed delivery security.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2023.
(e)	Non-income producing security.
(f)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $5,971,318; the total market value of collateral held by the Fund was $6,108,501. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,361,201. The Fund received cash collateral with a value of $2,747,300.
(g)	Current yield as of January 31, 2023.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 10,985	$ 9,439	$ (15,188)	$ —	$ —	$ 5,236	$ 53	$ —	5,236
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	18	March 2023	$ 3,698,045	$ 3,701,672	$ 3,627
U.S. Treasury 5 Year Notes	127	March 2023	13,852,648	13,873,758	21,110
U.S. Treasury 10 Year Notes	19	March 2023	2,168,971	2,175,797	6,826
Total Long Contracts					31,563
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(52)	March 2023	(6,301,835)	(6,302,563)	(728)
U.S. Treasury Long Bonds	(6)	March 2023	(758,870)	(779,250)	(20,380)
U.S. Treasury Ultra Bonds	(1)	March 2023	(139,472)	(141,750)	(2,278)
Total Short Contracts					(23,386)
Net Unrealized Appreciation					$ 8,177

1.	As of January 31, 2023, cash in the amount of $92,945 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund

FFCB—Federal Farm Credit Bank
FHLB—Federal Home Loan Bank
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 6,829,693	$ —	$ 6,829,693
Corporate Bonds	—	53,232,297	—	53,232,297
Mortgage-Backed Security	—	870,538	—	870,538
U.S. Government & Federal Agencies	—	109,442,755	—	109,442,755
Total Long-Term Bonds	—	170,375,283	—	170,375,283
Common Stocks
Pharmaceuticals	21,206,475	2,596,527	—	23,803,002
All Other Industries	249,594,571	—	—	249,594,571
Total Common Stocks	270,801,046	2,596,527	—	273,397,573
Exchange-Traded Funds	20,731,118	—	—	20,731,118
Short-Term Investments
Affiliated Investment Company	5,235,899	—	—	5,235,899
Unaffiliated Investment Company	2,747,300	—	—	2,747,300
Total Short-Term Investments	7,983,199	—	—	7,983,199
Total Investments in Securities	299,515,363	172,971,810	—	472,487,173
Other Financial Instruments
Futures Contracts (b)	31,563	—	—	31,563
Total Investments in Securities and Other Financial Instruments	$ 299,546,926	$ 172,971,810	$ —	$ 472,518,736
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (23,386)	$ —	$ —	$ (23,386)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Candriam Emerging Markets Equity Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 92.8%
Brazil 7.0%
Arezzo Industria e Comercio SA (Textiles, Apparel & Luxury Goods)	40,000	$ 690,267
B3 SA - Brasil Bolsa Balcao (Capital Markets)	190,000	485,078
Banco do Brasil SA (Banks)	42,000	336,741
BB Seguridade Participacoes SA (Insurance)	164,000	1,220,558
Hypera SA (Pharmaceuticals) (a)	106,000	968,895
Localiza Rent a Car SA (Road & Rail)	76,000	886,465
MercadoLibre, Inc. (Internet & Direct Marketing Retail) (a)	2,000	2,363,380
Petro Rio SA (Oil, Gas & Consumable Fuels) (a)	198,000	1,642,101
WEG SA (Electrical Equipment)	176,000	1,325,816
		9,919,301
Chile 0.4%
Sociedad Quimica y Minera de Chile SA, Sponsored ADR (Chemicals)	6,200	604,748
China 34.9%
Aier Eye Hospital Group Co. Ltd., Class A (Health Care Providers & Services)	171,575	838,084
Airtac International Group (Machinery)	21,000	720,223
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (a)	442,000	6,107,677
ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	30,000	454,061
Bank of Jiangsu Co. Ltd., Class A (Banks)	1,619,965	1,783,397
Beijing United Information Technology Co. Ltd., Class A (Trading Companies & Distributors)	27,052	389,107
BYD Co. Ltd., Class H (Automobiles)	59,000	1,857,776
BYD Electronic International Co. Ltd. (Communications Equipment)	306,000	1,062,822
China Tourism Group Duty Free Corp. Ltd., Class H (Specialty Retail) (a)(b)	45,000	1,383,188
Contemporary Amperex Technology Co. Ltd., Class A (Electrical Equipment)	14,390	997,548
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	460,000	527,604
Ganfeng Lithium Group Co. Ltd., Class H (Chemicals) (b)	94,000	854,865
Jafron Biomedical Co. Ltd., Class A (Health Care Equipment & Supplies)	40,934	204,321
JD Health International, Inc. (Internet & Direct Marketing Retail) (a)(b)	156,000	1,303,598
JD.com, Inc., Class A (Internet & Direct Marketing Retail)	103,000	3,064,205
Jiumaojiu International Holdings Ltd. (Hotels, Restaurants & Leisure) (b)	600,000	1,530,300
Kanzhun Ltd., ADR (Interactive Media & Services) (a)	14,000	340,060
LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	22,997	164,781
Longshine Technology Group Co. Ltd., Class A (Software)	153,971	569,485
Meituan (Internet & Direct Marketing Retail) (a)(b)(c)	146,000	3,252,690
Ming Yang Smart Energy Group Ltd., Class A (Electrical Equipment)	233,990	970,623
NARI Technology Co. Ltd., Class A (Electrical Equipment)	166,995	653,621
NetEase, Inc. (Entertainment)	48,000	849,202
Ningbo Deye Technology Co. Ltd., Class A (Machinery)	9,984	517,054
Ningbo Orient Wires & Cables Co. Ltd., Class A (Electrical Equipment)	49,997	476,867
Nongfu Spring Co. Ltd., Class H (Beverages) (b)	182,000	1,033,387
Pinduoduo, Inc., ADR (Internet & Direct Marketing Retail) (a)	18,200	1,783,236
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	466,000	3,637,386
Proya Cosmetics Co. Ltd., Class A (Personal Products)	35,983	881,058
Shanghai Baosight Software Co. Ltd., Class A (Software)	87,657	649,801
Shenzhen Inovance Technology Co. Ltd., Class A (Machinery)	109,926	1,160,494
Tencent Holdings Ltd. (Interactive Media & Services)	131,000	6,385,000
Unigroup Guoxin Microelectronics Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	7,074	131,969

	Shares	Value
Common Stocks
China
Wuxi Biologics Cayman, Inc. (Life Sciences Tools & Services) (a)(b)	44,000	$ 366,275
Yadea Group Holdings Ltd. (Automobiles) (b)	720,000	1,639,927
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Pharmaceuticals)	93,903	627,141
Zijin Mining Group Co. Ltd., Class H (Metals & Mining)	230,000	380,349
		49,549,182
India 12.7%
ABB India Ltd. (Electrical Equipment)	29,000	1,009,413
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	12,400	645,828
Asian Paints Ltd. (Chemicals)	25,000	835,267
Axis Bank Ltd. (Banks)	170,000	1,813,938
Bajaj Finance Ltd. (Consumer Finance)	14,000	1,009,562
Bharti Airtel Ltd. (Wireless Telecommunication Services)	194,000	1,827,192
Eicher Motors Ltd. (Automobiles)	33,000	1,317,627
HDFC Bank Ltd. (Banks)	130,000	2,557,815
ICICI Bank Ltd. (Banks)	72,000	736,683
Infosys Ltd. (IT Services)	88,000	1,656,697
Jubilant Foodworks Ltd. (Hotels, Restaurants & Leisure)	58,000	346,642
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	68,000	1,958,551
SBI Cards & Payment Services Ltd. (Consumer Finance)	78,000	689,418
Torrent Pharmaceuticals Ltd. (Pharmaceuticals)	31,000	576,598
Varun Beverages Ltd. (Beverages)	74,000	1,038,627
		18,019,858
Indonesia 3.1%
Aneka Tambang Tbk. (Metals & Mining)	4,600,000	711,553
Bank Central Asia Tbk. PT (Banks)	3,060,000	1,734,211
Merdeka Copper Gold Tbk. PT (Metals & Mining) (a)	2,500,000	790,619
Sumber Alfaria Trijaya Tbk. PT (Food & Staples Retailing)	4,600,000	869,661
Telkom Indonesia Persero Tbk. PT (Diversified Telecommunication Services)	1,000,000	258,783
		4,364,827
Mexico 4.0%
America Movil SAB de CV (Wireless Telecommunication Services)	1,480,000	1,546,767
Gruma SAB de CV, Class B (Food Products)	64,000	930,881
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	74,000	1,277,537
Grupo Financiero Banorte SAB de CV, Class O (Banks)	226,000	1,874,562
		5,629,747
Peru 0.4%
Credicorp Ltd. (Banks)	4,400	590,920
Poland 1.1%
Dino Polska SA (Food & Staples Retailing) (a)(b)	17,000	1,538,759
Republic of Korea 10.7%
Coupang, Inc. (Internet & Direct Marketing Retail) (a)	51,000	861,390
KakaoBank Corp. (Banks) (a)	36,000	805,684

	Shares	Value
Common Stocks
Republic of Korea
KB Financial Group, Inc. (Banks)	36,000	$ 1,640,289
L&F Co. Ltd. (Electronic Equipment, Instruments & Components)	5,800	981,885
LG Chem Ltd. (Chemicals)	2,500	1,413,153
Samsung Biologics Co. Ltd. (Life Sciences Tools & Services) (a)(b)	2,500	1,617,551
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	53,000	2,649,147
Samsung Engineering Co. Ltd. (Construction & Engineering) (a)	56,000	1,183,221
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	4,300	2,412,486
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	23,000	1,673,955
		15,238,761
Russia 0.0% ‡
Magnit PJSC (Food & Staples Retailing) (a)(d)(e)	6,769	—
South Africa 2.4%
Capitec Bank Holdings Ltd. (Banks)	5,600	578,521
FirstRand Ltd. (Diversified Financial Services)	240,000	890,785
Gold Fields Ltd. (Metals & Mining)	72,000	823,634
Shoprite Holdings Ltd. (Food & Staples Retailing)	82,000	1,135,122
		3,428,062
Taiwan 11.7%
Accton Technology Corp. (Communications Equipment)	126,000	1,033,783
Alchip Technologies Ltd. (Semiconductors & Semiconductor Equipment)	20,000	570,400
Chailease Holding Co. Ltd. (Diversified Financial Services)	264,000	1,997,532
Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	168,000	1,628,926
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	88,000	511,542
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	558,000	9,844,343
Voltronic Power Technology Corp. (Electrical Equipment)	19,000	961,601
		16,548,127
Thailand 3.5%
Airports of Thailand PCL, NVDR (Transportation Infrastructure) (a)	400,000	901,340
Bangkok Dusit Medical Services PCL, NVDR (Health Care Providers & Services)	880,000	794,840
CP ALL PCL, NVDR (Food & Staples Retailing)	590,000	1,188,883
Energy Absolute PCL, NVDR (Independent Power and Renewable Electricity Producers)	400,000	1,050,646
Kasikornbank PCL, NVDR (Banks)	220,000	968,766
		4,904,475
Turkey 0.5%
BIM Birlesik Magazalar A/S (Food & Staples Retailing)	110,000	729,898
United States 0.4%
Globant SA (IT Services) (a)	3,200	518,976
Total Common Stocks (Cost $123,092,933)		131,585,641

	Shares	Value
Preferred Stock 0.7%
Brazil 0.7%
Itau Unibanco Holding SA (Banks) (a)	216,000	$ 1,077,809
Total Preferred Stock (Cost $1,000,582)		1,077,809
Total Investments (Cost $124,093,515)	93.5%	132,663,450
Other Assets, Less Liabilities	6.5	9,157,215
Net Assets	100.0%	$ 141,820,665

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Delayed delivery security.
(d)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $0, which represented less than one-tenth of a percent of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

Abbreviation(s):
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
China	$ 2,123,296	$ 47,425,886	$ —	$ 49,549,182
India	—	18,019,858	—	18,019,858
Indonesia	—	4,364,827	—	4,364,827
Poland	—	1,538,759	—	1,538,759
Republic of Korea	861,390	14,377,371	—	15,238,761
South Africa	—	3,428,062	—	3,428,062
Taiwan	—	16,548,127	—	16,548,127
Thailand	—	4,904,475	—	4,904,475
Turkey	—	729,898	—	729,898
All Other Countries	17,263,692	—	—	17,263,692
Total Common Stocks	20,248,378	111,337,263	—	131,585,641
Preferred Stock	1,077,809	—	—	1,077,809
Total Investments in Securities	$ 21,326,187	$ 111,337,263	$ —	$ 132,663,450

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Conservative Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Affiliated Investment Companies 89.6%
Equity Funds 37.2%
IQ 500 International ETF	234,277	$ 7,200,691
IQ Candriam ESG International Equity ETF	270,319	7,263,472
IQ Candriam ESG U.S. Large Cap Equity ETF	411,209	14,170,797
IQ Chaikin U.S. Large Cap ETF	339,419	11,238,333
IQ Chaikin U.S. Small Cap ETF	261,186	9,035,442
IQ FTSE International Equity Currency Neutral ETF	372,340	8,623,022
IQ Winslow Large Cap Growth ETF (a)	39,236	1,069,134
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	679,961	6,446,985
MainStay Epoch Capital Growth Fund Class I	130,431	1,523,253
MainStay Epoch International Choice Fund Class I	118,322	4,417,280
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	561,935	11,043,715
MainStay MacKay International Equity Fund Class R6	269,810	4,350,689
MainStay S&P 500 Index Fund Class I	136,636	6,500,176
MainStay Winslow Large Cap Growth Fund Class R6	1,461,241	13,051,074
MainStay WMC Enduring Capital Fund Class R6	348,118	10,917,463
MainStay WMC Growth Fund Class R6 (a)	437,296	14,513,639
MainStay WMC International Research Equity Fund Class I	611,259	4,316,224
MainStay WMC Small Companies Fund Class I (a)	410,116	9,413,474
MainStay WMC Value Fund Class R6	366,059	10,970,539
Total Equity Funds (Cost $137,031,748)		156,065,402
Fixed Income Funds 52.4%
IQ MacKay ESG Core Plus Bond ETF (a)	3,671,066	78,763,088
MainStay Floating Rate Fund Class R6 (a)	3,537,565	31,078,569
MainStay MacKay High Yield Corporate Bond Fund Class R6	2,723,603	13,669,493
MainStay MacKay Short Duration High Yield Fund Class I	1,862,076	17,297,011
MainStay MacKay Total Return Bond Fund Class R6 (a)	8,668,041	79,499,802
Total Fixed Income Funds (Cost $236,146,579)		220,307,963
Total Affiliated Investment Companies (Cost $373,178,327)		376,373,365
Short-Term Investment 10.1%
Affiliated Investment Company 10.1%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	42,313,766	42,313,766
Total Short-Term Investment (Cost $42,313,766)	10.1%	42,313,766
Total Investments (Cost $415,492,093)	99.7%	418,687,131
Other Assets, Less Liabilities	0.3	1,458,688
Net Assets	100.0%	$ 420,145,819

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 6,936	$ —	$ (952)	$ 7	$ 1,210	$ 7,201	$ 81	$ —	234
IQ Candriam ESG International Equity ETF	6,872	—	(907)	86	1,212	7,263	30	—	270
IQ Candriam ESG U.S. Large Cap Equity ETF	13,661	56	(231)	(13)	698	14,171	55	—	411
IQ Chaikin U.S. Large Cap ETF	11,039	—	(465)	(45)	709	11,238	37	—	339
IQ Chaikin U.S. Small Cap ETF	8,332	549	(363)	(3)	520	9,035	35	—	261
IQ FTSE International Equity Currency Neutral ETF	8,250	—	(709)	53	1,029	8,623	32	151	372
IQ MacKay ESG Core Plus Bond ETF	70,570	6,506	(2,716)	(392)	4,795	78,763	769	—	3,671
IQ Winslow Large Cap Growth ETF	727	290	(13)	—	65	1,069	—(a)	—	39
MainStay Candriam Emerging Markets Equity Fund Class R6	5,739	75	(203)	(87)	923	6,447	68	—	680
MainStay Epoch Capital Growth Fund Class I	1,458	21	(118)	(24)	186	1,523	6	14	130
MainStay Epoch International Choice Fund Class I	4,148	53	(544)	46	714	4,417	54	—	118
MainStay Epoch U.S. Equity Yield Fund Class R6	11,410	240	(999)	4	389	11,044	75	164	562
MainStay Floating Rate Fund Class R6	30,201	1,134	(1,089)	(57)	890	31,079	579	—	3,538
MainStay MacKay High Yield Corporate Bond Fund Class R6	13,338	239	(323)	(42)	457	13,669	192	—	2,724
MainStay MacKay International Equity Fund Class R6	3,985	23	(253)	(139)	735	4,351	23	—	270
MainStay MacKay Short Duration High Yield Fund Class I	16,996	469	(538)	(32)	402	17,297	236	—	1,862
MainStay MacKay Total Return Bond Fund Class R6	79,386	832	(6,134)	(1,352)	6,768	79,500	831	—	8,668
MainStay S&P 500 Index Fund Class I	6,225	609	(112)	16	(238)	6,500	86	487	137
MainStay U.S. Government Liquidity Fund	41,566	19,362	(18,614)	—	—	42,314	386	—	42,314
MainStay Winslow Large Cap Growth Fund Class R6	12,631	1,425	(474)	(125)	(406)	13,051	29	1,392	1,461
MainStay WMC Enduring Capital Fund Class R6	10,570	436	(485)	(91)	488	10,918	61	376	348
MainStay WMC Growth Fund Class R6	13,337	391	(75)	(48)	909	14,514	—	—	437
MainStay WMC International Research Equity Fund Class I	4,070	84	(567)	(85)	814	4,316	84	—	611
MainStay WMC Small Companies Fund Class I	8,623	691	(149)	(73)	321	9,413	185	—	410
MainStay WMC Value Fund Class R6	11,002	626	(605)	8	(60)	10,971	178	403	366
	$401,072	$34,111	$(37,638)	$(2,388)	$23,530	$418,687	$4,112	$2,987

(a)	Less than $500.

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	6,138	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(10,930)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.47%	12/4/23	Daily	(6,417)	—
Citibank NA	Portfolio Swap S&P Midcap 400 TRI	1 day FEDF plus 0.30%	12/4/23	Daily	11,844	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(6,502)	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	5,999	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.09%	12/4/23	Daily	(19,800)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	25,079	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	4,401	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/4/23	Daily	2,249	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	2,431	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(4,452)	—
						$ —

1.	As of January 31, 2023, cash in the amount $1,000,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2023.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TRI—Total Return Index

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 156,065,402	$ —	$ —	$ 156,065,402
Fixed Income Funds	220,307,963	—	—	220,307,963
Total Affiliated Investment Companies	376,373,365	—	—	376,373,365
Short-Term Investment
Affiliated Investment Company	42,313,766	—	—	42,313,766
Total Investments in Securities	$ 418,687,131	$ —	$ —	$ 418,687,131

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Epoch Capital Growth Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 96.6%
Australia 0.9%
Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	27,701	$ 667,734
Canada 2.6%
Alimentation Couche-Tard, Inc. (Food & Staples Retailing)	15,905	726,307
Constellation Software, Inc. (Software)	672	1,187,267
		1,913,574
China 2.6%
Chongqing Brewery Co. Ltd., Class A (Beverages)	25,774	461,050
Silergy Corp. (Semiconductors & Semiconductor Equipment)	42,000	855,962
SITC International Holdings Co. Ltd. (Marine)	289,000	629,494
		1,946,506
Denmark 2.7%
Coloplast A/S, Class B (Health Care Equipment & Supplies)	2,403	289,957
Genmab A/S (Biotechnology) (a)	1,824	713,495
Novo Nordisk A/S, Class B (Pharmaceuticals)	7,093	982,264
		1,985,716
France 1.9%
Edenred (IT Services)	17,736	965,161
Sartorius Stedim Biotech (Life Sciences Tools & Services)	1,374	480,021
		1,445,182
Hong Kong 0.4%
Hong Kong Exchanges & Clearing Ltd. (Capital Markets)	5,900	265,182
Indonesia 0.6%
Bank Central Asia Tbk. PT (Banks)	731,900	414,794
Italy 1.8%
FinecoBank Banca Fineco SpA (Banks)	46,254	829,048
Recordati Industria Chimica e Farmaceutica SpA (Pharmaceuticals)	11,584	506,050
		1,335,098
Japan 0.7%
Hoya Corp. (Health Care Equipment & Supplies)	4,800	528,556
Jordan 1.4%
Hikma Pharmaceuticals plc (Pharmaceuticals)	50,125	1,059,016
Malta 1.2%
Kindred Group plc SDR (Hotels, Restaurants & Leisure)	87,625	883,306
Mexico 1.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation Infrastructure)	28,505	492,111

	Shares	Value
Common Stocks
Mexico
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	97,300	$ 381,129
		873,240
Netherlands 2.6%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	994	658,290
BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	17,379	1,240,261
		1,898,551
Singapore 0.6%
Singapore Exchange Ltd. (Capital Markets)	67,300	474,904
South Africa 0.5%
FirstRand Ltd. (Diversified Financial Services)	90,676	336,553
Spain 2.0%
Amadeus IT Group SA (IT Services) (a)	6,660	418,960
Industria de Diseno Textil SA (Specialty Retail) (a)	34,845	1,088,138
		1,507,098
Sweden 1.8%
Atlas Copco AB, Class B (Machinery)	37,588	395,484
Epiroc AB, Class B (Machinery)	26,109	435,004
Evolution AB (Hotels, Restaurants & Leisure) (b)	4,707	528,971
		1,359,459
Switzerland 3.1%
EMS-Chemie Holding AG (Registered) (Chemicals)	474	352,577
Kuehne + Nagel International AG (Registered) (Marine)	2,941	700,833
Logitech International SA (Registered) (Technology Hardware, Storage & Peripherals)	9,648	564,823
Partners Group Holding AG (Capital Markets)	719	675,743
		2,293,976
Taiwan 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	18,000	317,559
United Kingdom 3.7%
Auto Trader Group plc (Interactive Media & Services) (b)	66,843	518,779
Diageo plc (Beverages)	9,455	410,797
Fevertree Drinks plc (Beverages)	32,284	433,599
Games Workshop Group plc (Leisure Products)	5,614	651,559
Howden Joinery Group plc (Trading Companies & Distributors)	86,257	735,224
		2,749,958
United States 63.9%
Accenture plc, Class A (IT Services)	2,269	633,165
Adobe, Inc. (Software) (a)	1,263	467,739
Align Technology, Inc. (Health Care Equipment & Supplies) (a)	2,327	627,662
Alphabet, Inc., Class A (Interactive Media & Services) (a)	9,824	971,004

	Shares	Value
Common Stocks
United States
Ameriprise Financial, Inc. (Capital Markets)	2,362	$ 826,983
Apple, Inc. (Technology Hardware, Storage & Peripherals)	5,263	759,398
Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	6,239	695,586
Arista Networks, Inc. (Communications Equipment) (a)	7,146	900,539
Artisan Partners Asset Management, Inc., Class A (Capital Markets)	16,116	593,391
Automatic Data Processing, Inc. (IT Services)	3,146	710,398
Booking Holdings, Inc. (Hotels, Restaurants & Leisure) (a)	228	554,975
Bruker Corp. (Life Sciences Tools & Services)	5,602	392,812
Cadence Design Systems, Inc. (Software) (a)	3,514	642,465
Chemed Corp. (Health Care Providers & Services)	1,398	706,186
Costco Wholesale Corp. (Food & Staples Retailing)	2,316	1,183,800
CSL Ltd. (Biotechnology)	4,765	1,005,778
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods) (a)	2,070	884,884
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)	2,140	755,420
Donaldson Co., Inc. (Machinery)	11,309	705,116
Eagle Materials, Inc. (Construction Materials)	3,912	571,465
Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	7,029	539,124
Electronic Arts, Inc. (Entertainment)	3,696	475,601
Eli Lilly and Co. (Pharmaceuticals)	3,199	1,100,936
Encompass Health Corp. (Health Care Providers & Services)	8,871	553,994
eXp World Holdings, Inc. (Real Estate Management & Development) (c)	13,777	214,783
Expeditors International of Washington, Inc. (Air Freight & Logistics)	3,854	416,810
Fastenal Co. (Trading Companies & Distributors)	19,747	998,211
Ferguson plc (Trading Companies & Distributors)	8,391	1,180,628
Fortinet, Inc. (Software) (a)	16,677	872,874
Gentex Corp. (Auto Components)	24,349	718,539
Graco, Inc. (Machinery)	7,730	528,114
Home Depot, Inc. (The) (Specialty Retail)	2,181	707,015
Intuitive Surgical, Inc. (Health Care Equipment & Supplies) (a)	1,123	275,910
KLA Corp. (Semiconductors & Semiconductor Equipment)	2,830	1,110,718
Lam Research Corp. (Semiconductors & Semiconductor Equipment)	1,830	915,183
Liberty Media Corp-Liberty SiriusXM (a)
Class A (Media)	12,175	494,549
Class C (Media)	678	27,323

LPL Financial Holdings, Inc. (Capital Markets)	3,696	876,396
Manhattan Associates, Inc. (Software) (a)	2,269	295,787
Mastercard, Inc., Class A (IT Services)	2,924	1,083,634
Medpace Holdings, Inc. (Life Sciences Tools & Services) (a)	5,204	1,150,448
Meta Platforms, Inc., Class A (Interactive Media & Services) (a)	4,678	696,882
Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	538	824,711
Microsoft Corp. (Software)	4,421	1,095,568
Monster Beverage Corp. (Beverages) (a)	11,251	1,171,004
Paychex, Inc. (IT Services)	8,432	976,932
Rollins, Inc. (Commercial Services & Supplies)	14,747	536,791
Starbucks Corp. (Hotels, Restaurants & Leisure)	7,251	791,374
SVB Financial Group (Banks) (a)	1,304	394,382
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	3,865	684,917
TJX Cos., Inc. (The) (Specialty Retail)	6,456	528,488

	Shares	Value
Common Stocks
United States

Trex Co., Inc. (Building Products) (a)	11,467	$ 604,540
Ulta Beauty, Inc. (Specialty Retail) (a)	1,316	676,371
Union Pacific Corp. (Road & Rail)	3,041	620,942
UnitedHealth Group, Inc. (Health Care Providers & Services)	1,912	954,451
Veeva Systems, Inc., Class A (Health Care Technology) (a)	2,772	472,765
Vertex Pharmaceuticals, Inc. (Biotechnology) (a)	1,631	526,976
Visa, Inc., Class A (IT Services)	3,655	841,418
VMware, Inc., Class A (Software) (a)	5,830	714,000
Waters Corp. (Life Sciences Tools & Services) (a)	1,093	359,138
West Pharmaceutical Services, Inc. (Life Sciences Tools & Services)	2,479	658,422
Western Alliance Bancorp (Banks)	5,719	431,041
Wingstop, Inc. (Hotels, Restaurants & Leisure)	4,994	791,399
World Wrestling Entertainment, Inc., Class A (Entertainment)	11,193	947,152
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	6,175	805,899
Zoetis, Inc. (Pharmaceuticals)	6,596	1,091,572
		47,322,478
Total Common Stocks (Cost $58,131,656)		71,578,440
Short-Term Investments 2.7%
Affiliated Investment Company 2.4%
United States 2.4%
MainStay U.S. Government Liquidity Fund, 4.307% (d)	1,778,925	1,778,925
Unaffiliated Investment Company 0.3%
United States 0.3%
Invesco Government & Agency Portfolio, 4.39% (d)(e)	211,344	211,344
Total Short-Term Investments (Cost $1,990,269)		1,990,269
Total Investments (Cost $60,121,925)	99.3%	73,568,709
Other Assets, Less Liabilities	0.7	487,287
Net Assets	100.0%	$ 74,055,996

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $206,479. The Fund received cash collateral with a value of $211,344.
(d)	Current yield as of January 31, 2023.
(e)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 644	$ 4,923	$ (3,788)	$ —	$ —	$ 1,779	$ 7	$ —	1,779
Abbreviation(s):
SDR—Special Drawing Right
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 667,734	$ —	$ 667,734
China	—	1,946,506	—	1,946,506
Denmark	—	1,985,716	—	1,985,716
France	—	1,445,182	—	1,445,182
Hong Kong	—	265,182	—	265,182
Indonesia	—	414,794	—	414,794
Italy	—	1,335,098	—	1,335,098
Japan	—	528,556	—	528,556
Jordan	—	1,059,016	—	1,059,016
Malta	—	883,306	—	883,306
Netherlands	—	1,898,551	—	1,898,551
Singapore	—	474,904	—	474,904
South Africa	—	336,553	—	336,553
Spain	—	1,507,098	—	1,507,098
Sweden	—	1,359,459	—	1,359,459
Switzerland	—	2,293,976	—	2,293,976
Taiwan	—	317,559	—	317,559
United Kingdom	—	2,749,958	—	2,749,958
United States	45,136,072	2,186,406	—	47,322,478
All Other Countries	2,786,814	—	—	2,786,814
Total Common Stocks	47,922,886	23,655,554	—	71,578,440
Short-Term Investments
Affiliated Investment Company	1,778,925	—	—	1,778,925
Unaffiliated Investment Company	211,344	—	—	211,344
Total Short-Term Investments	1,990,269	—	—	1,990,269
Total Investments in Securities	$ 49,913,155	$ 23,655,554	$ —	$ 73,568,709

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch Global Equity Yield Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 98.4%
Austria 0.9%
BAWAG Group AG (Banks) (a)(b)	159,967	$ 9,890,712
Canada 6.0%
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	174,463	7,143,470
Fortis, Inc. (Electric Utilities)	150,681	6,191,222
Manulife Financial Corp. (Insurance)	609,559	12,062,447
Nutrien Ltd. (Chemicals)	132,338	10,956,263
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	294,936	19,740,067
Royal Bank of Canada (Banks)	57,866	5,921,637
TELUS Corp. (Diversified Telecommunication Services)	314,129	6,768,688
		68,783,794
China 0.7%
China Resources Gas Group Ltd. (Gas Utilities)	1,968,200	8,288,631
Denmark 0.7%
Novo Nordisk A/S, Class B (Pharmaceuticals)	54,099	7,491,825
France 6.1%
AXA SA (Insurance)	404,033	12,595,099
Cie Generale des Etablissements Michelin SCA (Auto Components)	217,546	6,903,893
Danone SA (Food Products)	114,835	6,284,387
Orange SA (Diversified Telecommunication Services)	609,240	6,446,802
Sanofi (Pharmaceuticals)	114,618	11,263,129
TotalEnergies SE (Oil, Gas & Consumable Fuels)	309,347	19,218,896
Vinci SA (Construction & Engineering)	64,341	7,258,622
		69,970,828
Germany 6.2%
Allianz SE (Registered) (Insurance)	29,279	6,984,887
BASF SE (Chemicals)	25,538	1,455,392
Bayer AG (Registered) (Pharmaceuticals)	114,606	7,108,685
Deutsche Post AG (Registered) (Air Freight & Logistics)	386,641	16,561,320
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	905,773	20,151,459
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	23,383	8,421,632
Siemens AG (Registered) (Industrial Conglomerates)	65,323	10,148,953
		70,832,328
Italy 0.6%
Snam SpA (Gas Utilities)	1,243,005	6,335,192
Japan 1.8%
Bridgestone Corp. (Auto Components)	177,200	6,630,857
Koei Tecmo Holdings Co. Ltd. (Entertainment) (c)	399,000	7,259,300
Toyota Motor Corp. (Automobiles)	445,800	6,467,947
		20,358,104

	Shares	Value
Common Stocks
Norway 0.5%
Orkla ASA (Food Products)	844,787	$ 6,309,567
Republic of Korea 1.3%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	7,055	8,753,946
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	161,815	6,135,985
		14,889,931
Switzerland 1.5%
Novartis AG (Registered) (Pharmaceuticals)	193,749	17,522,786
Taiwan 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	133,609	12,389,562
United Kingdom 7.5%
AstraZeneca plc, Sponsored ADR (Pharmaceuticals)	253,418	16,565,935
BAE Systems plc (Aerospace & Defense)	651,873	6,889,333
British American Tobacco plc (Tobacco)	390,045	14,916,955
Coca-Cola Europacific Partners plc (Beverages)	347,062	19,511,826
Linde plc (Chemicals)	45,941	15,203,715
RELX plc (Professional Services)	200,726	5,965,462
Unilever plc (Personal Products)	126,643	6,470,047
		85,523,273
United States 63.5%
AbbVie, Inc. (Biotechnology)	75,317	11,128,087
Air Products and Chemicals, Inc. (Chemicals)	30,048	9,630,685
Altria Group, Inc. (Tobacco)	130,031	5,856,596
American Electric Power Co., Inc. (Electric Utilities)	150,324	14,124,443
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	138,825	23,804,323
Apple, Inc. (Technology Hardware, Storage & Peripherals)	141,400	20,402,606
Arthur J. Gallagher & Co. (Insurance)	43,511	8,515,973
AT&T, Inc. (Diversified Telecommunication Services)	376,887	7,677,188
Bank of America Corp. (Banks)	395,567	14,034,717
Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	45,773	26,777,663
Chevron Corp. (Oil, Gas & Consumable Fuels)	39,978	6,956,972
Cisco Systems, Inc. (Communications Equipment)	406,277	19,773,502
Coca-Cola Co. (The) (Beverages)	151,854	9,311,687
Columbia Banking System, Inc. (Banks) (c)	303,919	9,394,136
Comcast Corp., Class A (Media)	248,695	9,786,148
Cummins, Inc. (Machinery)	52,605	13,127,052
CVS Health Corp. (Health Care Providers & Services)	73,993	6,527,663
Dow, Inc. (Chemicals)	104,810	6,220,474
Duke Energy Corp. (Electric Utilities)	55,826	5,719,374
Eaton Corp. plc (Electrical Equipment)	68,019	11,033,362
Eli Lilly and Co. (Pharmaceuticals)	29,557	10,172,042
Emerson Electric Co. (Electrical Equipment)	123,043	11,100,940
Entergy Corp. (Electric Utilities)	54,311	5,880,795

	Shares	Value
Common Stocks
United States
Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	332,139	$ 8,502,758
Evergy, Inc. (Electric Utilities)	86,699	5,431,692
GSK plc (Pharmaceuticals)	350,048	6,112,893
Hasbro, Inc. (Leisure Products)	158,495	9,378,149
Home Depot, Inc. (The) (Specialty Retail)	21,744	7,048,753
Honeywell International, Inc. (Industrial Conglomerates)	38,886	8,106,953
Hubbell, Inc. (Electrical Equipment)	31,307	7,166,485
Intel Corp. (Semiconductors & Semiconductor Equipment)	233,744	6,605,605
International Business Machines Corp. (IT Services)	155,543	20,956,308
Iron Mountain, Inc. (Equity Real Estate Investment Trusts)	133,085	7,263,779
Johnson & Johnson (Pharmaceuticals)	34,327	5,609,718
JPMorgan Chase & Co. (Banks)	112,455	15,739,202
KeyCorp (Banks)	958,060	18,385,171
KLA Corp. (Semiconductors & Semiconductor Equipment)	40,056	15,721,179
Lazard Ltd., Class A (Capital Markets)	160,124	6,417,770
Leggett & Platt, Inc. (Household Durables)	188,082	6,876,278
Lockheed Martin Corp. (Aerospace & Defense)	14,166	6,562,541
LyondellBasell Industries NV, Class A (Chemicals)	73,274	7,084,863
Magellan Midstream Partners LP (Oil, Gas & Consumable Fuels)	120,212	6,419,321
McDonald's Corp. (Hotels, Restaurants & Leisure)	29,089	7,778,399
Medtronic plc (Health Care Equipment & Supplies)	188,822	15,802,513
Merck & Co., Inc. (Pharmaceuticals)	75,364	8,094,847
MetLife, Inc. (Insurance)	190,160	13,885,483
Microsoft Corp. (Software)	88,984	22,051,125
MPLX LP (Oil, Gas & Consumable Fuels)	186,003	6,495,225
MSC Industrial Direct Co., Inc., Class A (Trading Companies & Distributors)	75,921	6,278,667
Nestle SA (Registered) (Food Products)	64,431	7,862,608
NetApp, Inc. (Technology Hardware, Storage & Peripherals)	95,636	6,333,972
NextEra Energy, Inc. (Electric Utilities)	154,517	11,531,604
NiSource, Inc. (Multi-Utilities)	202,442	5,617,766
Omnicom Group, Inc. (Media)	84,470	7,263,575
Pfizer, Inc. (Pharmaceuticals)	109,034	4,814,941
Philip Morris International, Inc. (Tobacco)	77,571	8,086,001
Pinnacle West Capital Corp. (Electric Utilities)	14,609	1,089,101
PNC Financial Services Group, Inc. (The) (Banks)	40,658	6,726,053
Raytheon Technologies Corp. (Aerospace & Defense)	111,809	11,164,129
Realty Income Corp. (Equity Real Estate Investment Trusts)	124,329	8,433,236
Roche Holding AG (Pharmaceuticals)	19,167	5,990,327
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	63,996	11,340,731
Travelers Cos., Inc. (The) (Insurance)	40,976	7,831,333
Truist Financial Corp. (Banks)	140,865	6,957,322
U.S. Bancorp (Banks)	200,558	9,987,788
United Parcel Service, Inc., Class B (Air Freight & Logistics)	52,405	9,706,978
UnitedHealth Group, Inc. (Health Care Providers & Services)	32,689	16,318,022
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)	49,028	12,862,006
Verizon Communications, Inc. (Diversified Telecommunication Services)	151,586	6,301,430
Walmart, Inc. (Food & Staples Retailing)	119,990	17,262,961
WEC Energy Group, Inc. (Multi-Utilities)	61,611	5,790,818

	Shares	Value
Common Stocks
United States
Welltower, Inc. (Equity Real Estate Investment Trusts)	92,483	$ 6,939,924
WP Carey, Inc. (Equity Real Estate Investment Trusts)	77,705	6,646,109
		725,590,840
Total Common Stocks (Cost $938,198,540)		1,124,177,373
Short-Term Investment 0.9%
Affiliated Investment Company 0.9%
United States 0.9%
MainStay U.S. Government Liquidity Fund, 4.307% (d)	10,568,503	10,568,503
Total Short-Term Investment (Cost $10,568,503)		10,568,503
Total Investments (Cost $948,767,043)	99.3%	1,134,745,876
Other Assets, Less Liabilities	0.7	8,199,072
Net Assets	100.0%	$ 1,142,944,948

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $1,008,740. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,126,683.
(d)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 18,620	$ 47,828	$ (55,879)	$ —	$ —	$ 10,569	$ 114	$ —	10,569
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Austria	$ —	$ 9,890,712	$ —	$ 9,890,712
China	—	8,288,631	—	8,288,631
Denmark	—	7,491,825	—	7,491,825
France	—	69,970,828	—	69,970,828
Germany	—	70,832,328	—	70,832,328
Italy	—	6,335,192	—	6,335,192
Japan	—	20,358,104	—	20,358,104
Norway	—	6,309,567	—	6,309,567
Republic of Korea	—	14,889,931	—	14,889,931
Switzerland	—	17,522,786	—	17,522,786
United Kingdom	51,281,476	34,241,797	—	85,523,273
United States	705,625,012	19,965,828	—	725,590,840
All Other Countries	81,173,356	—	—	81,173,356
Total Common Stocks	838,079,844	286,097,529	—	1,124,177,373
Short-Term Investment
Affiliated Investment Company	10,568,503	—	—	10,568,503
Total Investments in Securities	$ 848,648,347	$ 286,097,529	$ —	$ 1,134,745,876

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch International Choice Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 97.1%
Finland 2.7%
Nordea Bank Abp (Banks)	540,577	$ 6,304,023
France 19.8%
Airbus SE (Aerospace & Defense)	48,996	6,139,285
AXA SA (Insurance)	268,228	8,361,590
Edenred (IT Services)	83,399	4,538,424
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	6,672	5,828,553
Pernod Ricard SA (Beverages)	24,475	5,064,035
Sartorius Stedim Biotech (Life Sciences Tools & Services)	20,523	7,169,914
TotalEnergies SE (Oil, Gas & Consumable Fuels)	137,652	8,551,948
		45,653,749
Germany 5.4%
Deutsche Telekom AG (Registered) (Diversified Telecommunication Services)	449,289	9,995,693
Vonovia SE (Real Estate Management & Development)	87,321	2,457,911
		12,453,604
Japan 13.9%
Asahi Group Holdings Ltd. (Beverages)	155,400	5,137,096
Hoya Corp. (Health Care Equipment & Supplies)	59,000	6,496,839
Keyence Corp. (Electronic Equipment, Instruments & Components)	21,200	9,792,847
Sony Group Corp. (Household Durables)	118,600	10,587,427
		32,014,209
Netherlands 4.5%
ASML Holding NV (Semiconductors & Semiconductor Equipment)	15,830	10,483,627
Republic of Korea 3.0%
Samsung Electronics Co. Ltd., GDR (Technology Hardware, Storage & Peripherals)	5,510	6,835,715
Singapore 2.7%
STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	134,278	6,345,389
Spain 5.0%
Amadeus IT Group SA (IT Services) (a)	99,147	6,237,036
Industria de Diseno Textil SA (Specialty Retail) (a)	170,033	5,309,783
		11,546,819
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	36,242	3,360,721
United Kingdom 23.9%
Coca-Cola Europacific Partners plc (Beverages)	168,429	9,469,079
Compass Group plc (Hotels, Restaurants & Leisure)	353,439	8,426,657
InterContinental Hotels Group plc (Hotels, Restaurants & Leisure)	74,401	5,148,701
Linde plc (Chemicals)	26,384	8,731,521
Lloyds Banking Group plc (Banks)	13,631,717	8,889,162

	Shares	Value
Common Stocks
United Kingdom
Rentokil Initial plc (Commercial Services & Supplies)	1,142,460	$ 6,931,180
Unilever plc (Personal Products)	145,095	7,412,739
		55,009,039
United States 14.7%
CSL Ltd. (Biotechnology)	25,214	5,322,075
Ferguson plc (Trading Companies & Distributors)	39,565	5,566,864
Roche Holding AG (Pharmaceuticals)	22,892	7,154,514
Schneider Electric SE (Electrical Equipment)	38,198	6,194,084
Swiss Re AG (Insurance)	91,270	9,546,180
		33,783,717
Total Common Stocks (Cost $204,578,223)		223,790,612
Short-Term Investment 1.2%
Affiliated Investment Company 1.2%
United States 1.2%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	2,699,124	2,699,124
Total Short-Term Investment (Cost $2,699,124)		2,699,124
Total Investments (Cost $207,277,347)	98.3%	226,489,736
Other Assets, Less Liabilities	1.7	3,819,167
Net Assets	100.0%	$ 230,308,903

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,246	$ 17,778	$ (19,325)	$ —	$ —	$ 2,699	$ 28	$ —	2,699
Abbreviation(s):
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Finland	$ —	$ 6,304,023	$ —	$ 6,304,023
France	—	45,653,749	—	45,653,749
Germany	—	12,453,604	—	12,453,604
Japan	—	32,014,209	—	32,014,209
Netherlands	—	10,483,627	—	10,483,627
Republic of Korea	—	6,835,715	—	6,835,715
Singapore	—	6,345,389	—	6,345,389
Spain	—	11,546,819	—	11,546,819
United Kingdom	18,200,600	36,808,439	—	55,009,039
United States	—	33,783,717	—	33,783,717
All Other Countries	3,360,721	—	—	3,360,721
Total Common Stocks	21,561,321	202,229,291	—	223,790,612
Short-Term Investment
Affiliated Investment Company	2,699,124	—	—	2,699,124
Total Investments in Securities	$ 24,260,445	$ 202,229,291	$ —	$ 226,489,736

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Epoch U.S. Equity Yield Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 99.2%
Aerospace & Defense 2.9%
General Dynamics Corp.	36,229	$ 8,443,531
Lockheed Martin Corp.	21,111	9,779,882
Raytheon Technologies Corp.	138,797	13,858,880
		32,082,293
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	71,923	13,322,297
Banks 10.3%
Bank of America Corp.	539,875	19,154,765
Columbia Banking System, Inc.	283,211	8,754,052
JPMorgan Chase & Co.	163,360	22,863,866
KeyCorp	885,594	16,994,549
PNC Financial Services Group, Inc. (The)	66,402	10,984,883
Truist Financial Corp.	249,645	12,329,966
U.S. Bancorp	446,410	22,231,218
		113,313,299
Beverages 2.3%
Coca-Cola Co. (The)	135,073	8,282,676
Coca-Cola Europacific Partners plc	176,791	9,939,190
PepsiCo, Inc.	41,151	7,037,644
		25,259,510
Biotechnology 2.9%
AbbVie, Inc.	165,225	24,411,994
Amgen, Inc.	29,477	7,439,995
		31,851,989
Capital Markets 2.5%
BlackRock, Inc.	13,054	9,910,728
CME Group, Inc.	28,911	5,107,417
Lazard Ltd., Class A	162,689	6,520,575
T. Rowe Price Group, Inc.	49,615	5,778,659
		27,317,379
Chemicals 5.3%
Air Products and Chemicals, Inc.	32,174	10,312,089
Dow, Inc.	161,801	9,602,890
Linde plc	41,665	13,788,615
LyondellBasell Industries NV, Class A	87,652	8,475,072
Nutrien Ltd.	76,161	6,305,369
PPG Industries, Inc.	75,733	9,871,039
		58,355,074
Commercial Services & Supplies 0.9%
Republic Services, Inc.	40,177	5,014,893
Waste Management, Inc.	34,121	5,279,542
		10,294,435

	Shares	Value
Common Stocks
Communications Equipment 1.3%
Cisco Systems, Inc.	280,846	$ 13,668,775
Containers & Packaging 0.7%
Amcor plc	622,991	7,513,271
Diversified Telecommunication Services 1.5%
AT&T, Inc.	365,267	7,440,489
Verizon Communications, Inc.	226,919	9,433,023
		16,873,512
Electric Utilities 6.5%
Alliant Energy Corp.	106,237	5,739,985
American Electric Power Co., Inc.	184,024	17,290,895
Duke Energy Corp.	55,906	5,727,570
Entergy Corp.	106,129	11,491,648
Evergy, Inc.	156,184	9,784,928
Eversource Energy	85,127	7,008,506
NextEra Energy, Inc.	177,262	13,229,063
Pinnacle West Capital Corp.	14,017	1,044,967
		71,317,562
Electrical Equipment 3.7%
Eaton Corp. plc	103,894	16,852,646
Emerson Electric Co.	188,839	17,037,054
Hubbell, Inc.	30,366	6,951,081
		40,840,781
Equity Real Estate Investment Trusts 4.8%
American Tower Corp.	29,157	6,513,382
Iron Mountain, Inc.	286,881	15,657,965
Prologis, Inc.	46,666	6,032,981
Realty Income Corp.	101,551	6,888,204
Welltower, Inc.	92,906	6,971,666
WP Carey, Inc.	127,294	10,887,456
		52,951,654
Food & Staples Retailing 1.6%
Walmart, Inc.	118,981	17,117,797
Health Care Equipment & Supplies 1.7%
Medtronic plc	226,085	18,921,054
Health Care Providers & Services 3.2%
CVS Health Corp.	150,224	13,252,761
UnitedHealth Group, Inc.	42,895	21,412,755
		34,665,516

	Shares	Value
Common Stocks
Hotels, Restaurants & Leisure 2.1%
McDonald's Corp.	44,917	$ 12,010,806
Vail Resorts, Inc.	41,921	10,997,555
		23,008,361
Household Durables 0.7%
Leggett & Platt, Inc.	210,602	7,699,609
Household Products 2.0%
Colgate-Palmolive Co.	69,377	5,170,668
Kimberly-Clark Corp.	46,447	6,038,574
Procter & Gamble Co. (The)	77,271	11,001,845
		22,211,087
Industrial Conglomerates 1.0%
Honeywell International, Inc.	54,301	11,320,673
Insurance 5.8%
Arthur J. Gallagher & Co.	82,730	16,191,916
Marsh & McLennan Cos., Inc.	50,610	8,852,195
MetLife, Inc.	315,834	23,062,199
Travelers Cos., Inc. (The)	78,910	15,081,279
		63,187,589
IT Services 2.3%
Automatic Data Processing, Inc.	28,483	6,431,746
International Business Machines Corp.	92,060	12,403,244
Paychex, Inc.	54,633	6,329,779
		25,164,769
Leisure Products 1.2%
Hasbro, Inc.	220,421	13,042,311
Machinery 1.8%
Cummins, Inc.	79,199	19,763,318
Media 2.3%
Comcast Corp., Class A	336,153	13,227,621
Omnicom Group, Inc.	133,062	11,442,001
		24,669,622
Multi-Utilities 2.2%
Ameren Corp.	77,489	6,731,470
CMS Energy Corp.	86,464	5,463,660
NiSource, Inc.	222,543	6,175,568
WEC Energy Group, Inc.	59,993	5,638,742
		24,009,440

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 5.8%
Chevron Corp.	134,239	$ 23,360,271
Enterprise Products Partners LP	595,977	15,257,011
Magellan Midstream Partners LP	159,864	8,536,737
MPLX LP	245,066	8,557,705
TotalEnergies SE, Sponsored ADR	127,776	7,927,223
		63,638,947
Pharmaceuticals 5.9%
Eli Lilly and Co.	44,350	15,263,053
Johnson & Johnson	117,301	19,169,329
Merck & Co., Inc.	189,406	20,344,098
Pfizer, Inc.	225,561	9,960,774
		64,737,254
Semiconductors & Semiconductor Equipment 6.0%
Analog Devices, Inc.	104,226	17,871,632
Broadcom, Inc.	39,204	22,934,732
KLA Corp.	38,241	15,008,828
Texas Instruments, Inc.	53,627	9,503,241
		65,318,433
Software 1.6%
Microsoft Corp.	69,612	17,250,550
Specialty Retail 1.3%
Home Depot, Inc. (The)	44,917	14,560,744
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	51,284	7,399,768
NetApp, Inc.	94,209	6,239,462
		13,639,230
Tobacco 1.9%
British American Tobacco plc, Sponsored ADR	139,214	5,358,347
Philip Morris International, Inc.	150,555	15,693,853
		21,052,200
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A	111,266	9,201,698
Total Common Stocks (Cost $821,366,655)		1,089,142,033

	Shares	Value
Short-Term Investment 1.3%
Affiliated Investment Company 1.3%
MainStay U.S. Government Liquidity Fund, 4.307% (a)	14,702,031	$ 14,702,031
Total Short-Term Investment (Cost $14,702,031)		14,702,031
Total Investments (Cost $836,068,686)	100.5%	1,103,844,064
Other Assets, Less Liabilities	(0.5)	(5,968,880)
Net Assets	100.0%	$ 1,097,875,184

†	Percentages indicated are based on Fund net assets.
(a)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 15,212	$ 32,283	$ (32,793)	$ —	$ —	$ 14,702	$ 120	$ —	14,702
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,089,142,033	$ —	$ —	$ 1,089,142,033
Short-Term Investment
Affiliated Investment Company	14,702,031	—	—	14,702,031
Total Investments in Securities	$ 1,103,844,064	$ —	$ —	$ 1,103,844,064

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay Equity Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Affiliated Investment Companies 96.0%
Equity Funds 96.0%
IQ 500 International ETF (a)	540,646	$ 16,617,187
IQ Candriam ESG International Equity ETF (a)	623,834	16,762,420
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	996,906	34,354,677
IQ Chaikin U.S. Large Cap ETF (a)	945,672	31,311,673
IQ Chaikin U.S. Small Cap ETF (a)	916,265	31,697,180
IQ FTSE International Equity Currency Neutral ETF	360,849	8,356,902
IQ Winslow Large Cap Growth ETF (a)	80,980	2,206,608
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,195,395	20,815,419
MainStay Epoch Capital Growth Fund Class I	126,529	1,477,679
MainStay Epoch International Choice Fund Class I (a)	378,866	14,144,106
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,549,305	30,448,498
MainStay MacKay International Equity Fund Class R6 (a)	863,943	13,931,083
MainStay S&P 500 Index Fund Class I	131,836	6,271,826
MainStay Winslow Large Cap Growth Fund Class R6	3,590,046	32,064,494
MainStay WMC Enduring Capital Fund Class R6 (a)	1,003,989	31,486,488
MainStay WMC Growth Fund Class R6 (a)	1,058,194	35,120,943
MainStay WMC International Research Equity Fund Class I (a)	1,957,066	13,819,236
MainStay WMC Small Companies Fund Class I (a)	1,412,071	32,411,555
MainStay WMC Value Fund Class R6 (a)	1,034,358	30,998,982
Total Affiliated Investment Companies (Cost $366,952,819)		404,296,956
Short-Term Investment 3.7%
Affiliated Investment Company 3.7%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	15,477,058	15,477,058
Total Short-Term Investment (Cost $15,477,058)	3.7%	15,477,058
Total Investments (Cost $382,429,877)	99.7%	419,774,014
Other Assets, Less Liabilities	0.3	1,421,509
Net Assets	100.0%	$ 421,195,523

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2023.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 15,454	$ —	$ (1,600)	$ 44	$ 2,719	$ 16,617	$ 188	$ —	541
IQ Candriam ESG International Equity ETF	15,410	—	(1,601)	(253)	3,206	16,762	69	—	624
IQ Candriam ESG U.S. Large Cap Equity ETF	31,827	992	(102)	(6)	1,644	34,355	132	—	997
IQ Chaikin U.S. Large Cap ETF	29,891	—	(407)	(38)	1,866	31,312	104	—	946
IQ Chaikin U.S. Small Cap ETF	28,988	1,359	(444)	(38)	1,832	31,697	125	—	916
IQ FTSE International Equity Currency Neutral ETF	7,750	—	(425)	8	1,024	8,357	31	147	361
IQ Winslow Large Cap Growth ETF	1,389	693	—	—	125	2,207	1	—	81
MainStay Candriam Emerging Markets Equity Fund Class R6	18,022	563	(421)	(168)	2,819	20,815	219	—	2,195
MainStay Epoch Capital Growth Fund Class I	1,366	21	(63)	(12)	166	1,478	6	14	127
MainStay Epoch International Choice Fund Class I	12,913	174	(1,342)	50	2,349	14,144	173	—	379
MainStay Epoch U.S. Equity Yield Fund Class R6	30,622	664	(1,897)	2	1,058	30,449	208	455	1,549
MainStay MacKay International Equity Fund Class R6	12,410	73	(419)	(124)	1,991	13,931	73	—	864
MainStay S&P 500 Index Fund Class I	5,864	622	—	—	(214)	6,272	82	467	132
MainStay U.S. Government Liquidity Fund	14,588	10,576	(9,687)	—	—	15,477	138	—	15,477
MainStay Winslow Large Cap Growth Fund Class R6	30,182	3,532	(353)	(118)	(1,179)	32,064	70	3,373	3,590
MainStay WMC Enduring Capital Fund Class R6	29,202	1,262	(92)	(19)	1,133	31,486	172	1,063	1,004
MainStay WMC Growth Fund Class R6	31,219	1,895	(61)	(47)	2,115	35,121	—	—	1,058
MainStay WMC International Research Equity Fund Class I	12,657	270	(1,410)	(172)	2,474	13,819	271	—	1,957
MainStay WMC Small Companies Fund Class I	29,059	2,509	—	—	844	32,412	634	—	1,412
MainStay WMC Value Fund Class R6	30,075	1,647	(554)	6	(175)	30,999	504	1,142	1,034
	$388,888	$26,852	$(20,878)	$(885)	$25,797	$419,774	$3,200	$6,661
Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	5,944	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(8,477)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.50%	12/4/23	Daily	(8,285)	—
Citibank NA	Portfolio Swap S&P Midcap 400 TRI	1 day FEDF plus 0.30%	12/4/23	Daily	12,043	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(6,303)	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	5,809	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.05%	12/4/23	Daily	(11,769)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	18,433	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	4,279	—
Citibank NA	Swap S&P 500 Telecom Services	1 day FEDF plus 0.40%	12/4/23	Daily	1,326	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/4/23	Daily	2,179	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	2,355	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(4,313)	—
						$ —

1.	As of January 31, 2023, cash in the amount $1,000,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2023.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TRI—Total Return Index
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 404,296,956	$ —	$ —	$ 404,296,956
Short-Term Investment
Affiliated Investment Company	15,477,058	—	—	15,477,058
Total Investments in Securities	$ 419,774,014	$ —	$ —	$ 419,774,014

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Floating Rate Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 95.9%
Asset-Backed Securities 3.7%
Other Asset-Backed Securities 3.7%
AGL CLO 20 Ltd. (a)(b)
Series 2022-20A, Class B
7.589% (3 Month SOFR + 2.95%), due 7/20/35	$ 2,500,000	$ 2,498,387
Series 2022-20A, Class E
12.999% (3 Month SOFR + 8.36%), due 7/20/35	2,500,000	2,461,432
AIMCO CLO 16 Ltd. (a)(b)
Series 2021-16A, Class B
6.442% (3 Month LIBOR + 1.65%), due 1/17/35	2,500,000	2,433,005
Series 2021-16A, Class E
10.992% (3 Month LIBOR + 6.20%), due 1/17/35	2,500,000	2,284,568
Ballyrock CLO 21 Ltd. (a)(b)
Series 2022-21A, Class A2A
7.192% (3 Month SOFR + 2.80%), due 10/20/35	2,700,000	2,694,208
Series 2022-21A, Class C
9.712% (3 Month SOFR + 5.32%), due 10/20/35	2,500,000	2,473,525
Carlyle U.S. CLO Ltd. (a)(b)
Series 2021-5A, Class B
6.408% (3 Month LIBOR + 1.60%), due 7/20/34	2,500,000	2,433,940
Series 2022-2A, Class A2
6.639% (3 Month SOFR + 2.00%), due 4/20/35	2,500,000	2,403,413
Series 2021-5A, Class E
11.058% (3 Month LIBOR + 6.25%), due 7/20/34	2,500,000	2,264,793
Series 2022-2A, Class D
12.039% (3 Month SOFR + 7.40%), due 4/20/35	2,500,000	2,326,505
Danby Park CLO Ltd. (a)(b)
Series 2022-1A, Class B
7.048% (3 Month SOFR + 2.95%), due 10/21/35	1,000,000	981,952
Series 2022-1A, Class D
9.428% (3 Month SOFR + 5.33%), due 10/21/35	1,000,000	993,008
Elmwood CLO 16 Ltd. (a)(b)
Series 2022-3A, Class B
6.589% (3 Month SOFR + 1.95%), due 4/20/34	2,500,000	2,482,597
Series 2022-3A, Class E
11.859% (3 Month SOFR + 7.22%), due 4/20/34	2,500,000	2,324,405
Elmwood CLO XII Ltd. (a)(b)
Series 2021-5A, Class B
6.508% (3 Month LIBOR + 1.70%), due 1/20/35	2,500,000	2,443,772
Series 2021-5A, Class E
11.158% (3 Month LIBOR + 6.35%), due 1/20/35	2,500,000	2,291,938
Magnetite XXXI Ltd. (a)(b)
Series 2021-31A, Class B
6.442% (3 Month LIBOR + 1.65%), due 7/15/34	2,500,000	2,447,172
Series 2021-31A, Class E
10.792% (3 Month LIBOR + 6.00%), due 7/15/34	2,500,000	2,273,983
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(b)
Series 2021-43A, Class C
6.742% (3 Month LIBOR + 1.95%), due 7/17/35	2,500,000	2,372,153

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Neuberger Berman Loan Advisers CLO 43 Ltd. (a)(b)
Series 2021-43A, Class E
10.792% (3 Month LIBOR + 6.00%), due 7/17/35	$ 2,500,000	$ 2,233,888
Neuberger Berman Loan Advisers CLO 51 Ltd. (a)(b)
Series 2022-51A, Class B
7.703% (3 Month SOFR + 3.05%), due 10/23/35	1,250,000	1,246,079
Series 2022-51A, Class D
10.353% (3 Month SOFR + 5.70%), due 10/23/35	1,250,000	1,238,303
Octagon 59 Ltd. (a)(b)
Series 2022-1A, Class B
6.215% (3 Month SOFR + 1.95%), due 5/15/35	2,500,000	2,394,125
Series 2022-1A, Class E
11.865% (3 Month SOFR + 7.60%), due 5/15/35	2,500,000	2,234,458
Octagon Investment Partners 51 Ltd. (a)(b)
Series 2021-1A, Class B
6.508% (3 Month LIBOR + 1.70%), due 7/20/34	2,500,000	2,442,047
Series 2021-1A, Class E
11.558% (3 Month LIBOR + 6.75%), due 7/20/34	2,500,000	2,323,625
Palmer Square CLO Ltd. (a)(b)
Series 2021-4A, Class B
6.442% (3 Month LIBOR + 1.65%), due 10/15/34	2,500,000	2,433,410
Series 2022-2A, Class B
6.839% (3 Month SOFR + 2.20%), due 7/20/34	2,500,000	2,492,022
Series 2021-4A, Class E
10.842% (3 Month LIBOR + 6.05%), due 10/15/34	2,500,000	2,251,203
Series 2022-2A, Class E
12.469% (3 Month SOFR + 7.83%), due 7/20/34	2,500,000	2,410,967
Rockland Park CLO Ltd. (a)(b)
Series 2021-1A, Class B
6.458% (3 Month LIBOR + 1.65%), due 4/20/34	2,500,000	2,437,802
Series 2021-1A, Class E
11.058% (3 Month LIBOR + 6.25%), due 4/20/34	2,500,000	2,262,900
Sixth Street CLO XXI Ltd. (a)(b)
Series 2022-21A, Class B
7.036% (3 Month SOFR + 3.00%), due 10/15/35	2,500,000	2,498,042
Series 2022-21A, Class D
9.136% (3 Month SOFR + 5.10%), due 10/15/35	1,429,000	1,412,185
Total Asset-Backed Securities (Cost $78,432,743)		75,195,812
Corporate Bonds 2.3%
Aerospace & Defense 0.1%
Spirit AeroSystems, Inc. (a)
7.50%, due 4/15/25	2,100,000	2,107,224
9.375%, due 11/30/29	250,000	271,693
		2,378,917

	Principal Amount	Value
Corporate Bonds
Airlines 0.0% ‡
United Airlines, Inc.
4.375%, due 4/15/26 (a)	$ 800,000	$ 759,468
Auto Manufacturers 0.2%
Ford Motor Co.
6.10%, due 8/19/32	1,900,000	1,864,381
Ford Motor Credit Co. LLC
7.35%, due 11/4/27	2,000,000	2,097,500
		3,961,881
Building Materials 0.2%
JELD-WEN, Inc. (a)
4.625%, due 12/15/25	590,000	522,150
4.875%, due 12/15/27	780,000	637,330
Koppers, Inc.
6.00%, due 2/15/25 (a)	2,000,000	1,970,000
		3,129,480
Chemicals 0.1%
ASP Unifrax Holdings, Inc.
5.25%, due 9/30/28 (a)	730,000	625,449
SCIL IV LLC
5.375%, due 11/1/26 (a)	660,000	604,930
WR Grace Holdings LLC
5.625%, due 8/15/29 (a)	700,000	583,450
		1,813,829
Commercial Services 0.2%
PECF USS Intermediate Holding III Corp.
8.00%, due 11/15/29 (a)	420,000	320,250
Prime Security Services Borrower LLC
6.25%, due 1/15/28 (a)	1,000,000	948,400
Sotheby's
5.875%, due 6/1/29 (a)	2,100,000	1,795,983
		3,064,633
Distribution & Wholesale 0.0% ‡
IAA, Inc.
5.50%, due 6/15/27 (a)	500,000	501,875
KAR Auction Services, Inc.
5.125%, due 6/1/25 (a)	400,000	393,192
		895,067
Electric 0.1%
Vistra Operations Co. LLC
5.00%, due 7/31/27 (a)	1,500,000	1,411,620

	Principal Amount	Value
Corporate Bonds
Entertainment 0.2%
Caesars Entertainment, Inc.
7.00%, due 2/15/30 (a)	$ 1,420,000	$ 1,444,850
Caesars Resort Collection LLC
5.75%, due 7/1/25 (a)	500,000	500,085
Scientific Games International, Inc.
7.00%, due 5/15/28 (a)	1,350,000	1,336,491
		3,281,426
Environmental Control 0.2%
GFL Environmental, Inc. (a)
4.25%, due 6/1/25	1,200,000	1,157,228
4.75%, due 6/15/29	4,000,000	3,610,160
		4,767,388
Food 0.0% ‡
Post Holdings, Inc.
5.50%, due 12/15/29 (a)	240,000	222,570
Healthcare-Products 0.0% ‡
Medline Borrower LP
5.25%, due 10/1/29 (a)	470,000	393,524
Healthcare-Services 0.0% ‡
Acadia Healthcare Co., Inc.
5.00%, due 4/15/29 (a)	240,000	224,424
Team Health Holdings, Inc.
6.375%, due 2/1/25 (a)	1,000,000	658,948
		883,372
Insurance 0.0% ‡
GTCR AP Finance, Inc.
8.00%, due 5/15/27 (a)	900,000	883,719
Internet 0.1%
Gen Digital, Inc.
6.75%, due 9/30/27 (a)	1,320,000	1,338,546
Iron & Steel 0.0% ‡
Carpenter Technology Corp.
6.375%, due 7/15/28	630,000	620,550
Lodging 0.1%
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (a)	1,000,000	993,088

	Principal Amount	Value
Corporate Bonds
Machinery-Diversified 0.0% ‡
GrafTech Finance, Inc.
4.625%, due 12/15/28 (a)	$ 430,000	$ 366,480
Media 0.1%
Radiate Holdco LLC
4.50%, due 9/15/26 (a)	730,000	559,012
Univision Communications, Inc.
6.625%, due 6/1/27 (a)	1,400,000	1,372,000
		1,931,012
Oil & Gas Services 0.0% ‡
USA Compression Partners LP
6.875%, due 4/1/26	640,000	628,128
Packaging & Containers 0.2%
Ardagh Metal Packaging Finance USA LLC
4.00%, due 9/1/29 (a)	1,600,000	1,322,976
Ardagh Packaging Finance plc
5.25%, due 4/30/25 (a)	1,000,000	977,750
Clydesdale Acquisition Holdings, Inc.
8.75%, due 4/15/30 (a)	900,000	795,404
Mauser Packaging Solutions Holding Co.
7.875%, due 8/15/26 (a)(c)	1,500,000	1,513,125
		4,609,255
Pharmaceuticals 0.1%
Bausch Health Cos., Inc.
5.50%, due 11/1/25 (a)	700,000	595,371
Organon & Co.
5.125%, due 4/30/31 (a)	1,400,000	1,263,906
		1,859,277
Real Estate 0.1%
Realogy Group LLC
5.75%, due 1/15/29 (a)	1,670,000	1,298,492
Real Estate Investment Trusts 0.0% ‡
RHP Hotel Properties LP
4.75%, due 10/15/27	300,000	280,987
Retail 0.1%
IRB Holding Corp.
7.00%, due 6/15/25 (a)	580,000	582,076
LBM Acquisition LLC
6.25%, due 1/15/29 (a)	2,000,000	1,520,000
		2,102,076

	Principal Amount	Value
Corporate Bonds
Software 0.1%
Clarivate Science Holdings Corp. (a)
3.875%, due 7/1/28	$ 700,000	$ 624,612
4.875%, due 7/1/29	700,000	615,947
		1,240,559
Telecommunications 0.1%
Lumen Technologies, Inc.
4.50%, due 1/15/29 (a)	1,330,000	894,425
Telesat Canada
4.875%, due 6/1/27 (a)	900,000	440,811
		1,335,236
Total Corporate Bonds (Cost $51,123,951)		46,450,580
Loan Assignments 89.9%
Aerospace & Defense 2.7%
Amentum Government Services Holdings LLC (b)
First Lien Tranche Term Loan 1 8.17% - 8.57%
(1 Month LIBOR + 4.00%, 3 Month LIBOR + 4.00%), due 1/29/27	3,019,588	2,985,617
First Lien Tranche 3 Term Loan 7.558% - 8.764%
(3 Month SOFR + 4.00%), due 2/15/29	4,062,917	4,012,130
Arcline FM Holdings LLC
First Lien Initial Term Loan
9.48% (3 Month LIBOR + 4.75%), due 6/23/28 (b)	7,152,321	6,830,467
Asplundh Tree Expert LLC
Amendment No. 1 Term Loan
6.32% (1 Month LIBOR + 1.75%), due 9/7/27 (b)	3,797,183	3,793,792
Cobham Ultra SeniorCo. SARL
USD Facility Term Loan B
7.063% (6 Month LIBOR + 3.75%), due 8/3/29 (b)	5,386,500	5,315,129
Dynasty Acquisition Co., Inc. (b)
2020 Term Loan B1
8.161% (1 Month SOFR + 3.50%), due 4/6/26	1,785,136	1,749,434
2020 Term Loan B2
8.161% (1 Month SOFR + 3.50%), due 4/6/26	959,751	940,556
Kestrel Bidco, Inc.
Term Loan
7.508% (1 Month LIBOR + 3.00%), due 12/11/26 (b)	6,133,874	5,879,753
Russell Investments U.S. Institutional Holdco, Inc.
2025 Term Loan
8.07% (1 Month LIBOR + 3.50%), due 5/30/25 (b)	5,484,803	5,369,232
SkyMiles IP Ltd.
Initial Term Loan
8.558% (3 Month LIBOR + 3.75%), due 10/20/27 (b)	5,048,571	5,216,154
TransDigm, Inc. (b)
Tranche Term Loan E
6.98% (3 Month LIBOR + 2.25%), due 5/30/25	953,025	951,040

	Principal Amount	Value
Loan Assignments
Aerospace & Defense
TransDigm, Inc. (b)
Tranche Term Loan F
6.98% (3 Month LIBOR + 2.25%), due 12/9/25	$ 5,245,201	$ 5,228,448
Tranche Term Loan H
7.83% (3 Month SOFR + 3.25%), due 2/22/27	1,974,619	1,977,911
United AirLines, Inc.
Term Loan B
8.568% (3 Month LIBOR + 3.75%), due 4/21/28 (b)	4,126,500	4,115,247
		54,364,910
Animal Food 0.2%
Alltech, Inc.
Term Loan B
8.57% (1 Month LIBOR + 4.00%), due 10/13/28 (b)	4,092,000	3,931,729
Automobile 1.8%
American Auto Auction Group LLC
First Lien Tranche Term Loan B
9.73% (3 Month SOFR + 5.00%), due 12/30/27 (b)	5,940,000	4,989,600
Autokiniton U.S. Holdings, Inc.
Closing Date Term Loan B
8.959% (1 Month LIBOR + 4.50%), due 4/6/28 (b)	5,077,363	5,040,339
Belron Finance 2019 LLC
Dollar Second Incremental Term Loan
7.063% (3 Month LIBOR + 2.25%), due 10/30/26 (b)	4,189,482	4,184,245
Belron Group SA
Dollar Third Incremental Term Loan
7.063% (3 Month LIBOR + 2.50%), due 4/13/28 (b)	6,331,158	6,317,970
Chassix, Inc.
Initial Term Loan
12.00% (3 Month LIBOR + 4.50%), due 11/15/23 (b)	3,490,837	2,921,831
Clarios Global LP
First Lien Amendment No. 1 Dollar Term Loan
7.82% (1 Month LIBOR + 3.25%), due 4/30/26 (b)	5,145,827	5,121,019
Wand Newco 3, Inc.
First Lien Tranche Term Loan B1
7.57% (1 Month LIBOR + 3.00%), due 2/5/26 (b)	7,096,085	6,911,083
		35,486,087
Banking 1.1%
Apollo Commercial Real Estate Finance, Inc. (b)
Initial Term Loan
7.32% (1 Month LIBOR + 2.75%), due 5/15/26	426,987	416,312
Term Loan B1
8.047% (1 Month LIBOR + 3.50%), due 3/11/28	5,947,500	5,650,125
Brookfield Property REIT, Inc.
Initial Term Loan B
7.161% (1 Month SOFR + 2.50%), due 8/27/25 (b)	1,069,833	1,063,146

	Principal Amount	Value
Loan Assignments
Banking
Edelman Financial Engines Center LLC (The)
First Lien 2021 Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 4/7/28 (b)	$ 5,626,008	$ 5,503,643
Greenhill & Co., Inc.
New Term Loan
7.82% (1 Month LIBOR + 3.25%), due 4/12/24 (b)(d)	1,299,454	1,273,465
Jane Street Group LLC
Dollar Term Loan
7.32% (1 Month LIBOR + 2.75%), due 1/26/28 (b)	8,740,818	8,701,799
		22,608,490
Beverage, Food & Tobacco 1.8%
8th Avenue Food & Provisions, Inc.
First Lien Term Loan
8.32% (1 Month LIBOR + 3.75%), due 10/1/25 (b)	2,244,149	1,939,319
Arctic Glacier Group Holdings, Inc.
Specified Refinancing Term Loan
8.23% (3 Month LIBOR + 3.50%), due 3/20/24 (b)(d)	961,552	880,621
B&G Foods, Inc.
Tranche Term Loan B4
7.07% (1 Month LIBOR + 2.50%), due 10/10/26 (b)	750,827	719,856
CHG PPC Parent LLC
First Lien 2021-1 U.S. Term Loan
7.625% (1 Month LIBOR + 3.00%), due 12/8/28 (b)	5,791,225	5,747,791
Froneri International Ltd.
First Lien Facility Term Loan B2
6.82% (1 Month LIBOR + 2.25%), due 1/29/27 (b)	2,939,625	2,908,697
H-Food Holdings LLC
Initial Term Loan
8.257% (1 Month LIBOR + 3.688%), due 5/23/25 (b)	7,486,127	6,950,068
Naked Juice LLC (b)
First Lien Initial Term Loan
7.93% (3 Month SOFR + 3.25%), due 1/24/29	2,648,346	2,429,307
Second Lien Initial Term Loan
10.68% (3 Month SOFR + 6.00%), due 1/24/30	1,400,000	1,137,500
Pegasus BidCo BV
Initial Dollar Term Loan
8.515% (3 Month SOFR + 4.25%), due 7/12/29 (b)	4,400,000	4,356,000
Sotheby's
2021 Second Refinancing Term Loan
9.33% (3 Month LIBOR + 4.50%), due 1/15/27 (b)	2,256,791	2,245,507
U.S. Foods, Inc.
Incremental 2021 Term Loan B
7.32% (1 Month LIBOR + 2.75%), due 11/22/28 (b)	4,365,897	4,366,504
United Natural Foods, Inc.
Initial Term Loan
7.926% (1 Month SOFR + 3.25%), due 10/22/25 (b)	2,636,179	2,639,748
		36,320,918

	Principal Amount	Value
Loan Assignments
Broadcasting & Entertainment 2.2%
Altice France SA
USD Incremental Term Loan B13
8.65% (3 Month LIBOR + 4.00%), due 8/14/26 (b)	$ 6,892,489	$ 6,634,020
Charter Communications Operating LLC
Term Loan B1
6.32% (1 Month LIBOR + 1.75%), due 4/30/25 (b)	6,507,874	6,496,043
Clear Channel Outdoor Holdings, Inc.
Term Loan B 8.07% - 8.325%
(1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 8/21/26 (b)	4,155,726	3,945,056
CMG Media Corp.
First Lien 2021 Term Loan B
8.23% (3 Month LIBOR + 3.50%), due 12/17/26 (b)	8,735,736	8,266,191
Gray Television, Inc. (b)
Term Loan C
6.869% (1 Month LIBOR + 2.50%), due 1/2/26	11,963	11,896
Term Loan D
7.369% (1 Month LIBOR + 3.00%), due 12/1/28	4,358,481	4,336,689
Nexstar Media, Inc.
Term Loan B4
7.07% (1 Month LIBOR + 2.50%), due 9/18/26 (b)	4,416,699	4,418,540
Numericable U.S. LLC (b)
USD Term Loan B11
7.575% (3 Month LIBOR + 2.75%), due 7/31/25	427,914	422,476
USD Term Loan B12
8.517% (3 Month LIBOR + 3.688%), due 1/31/26	805,724	773,495
Univision Communications, Inc. (b)
First Lien 2017 Replacement Repriced Term Loan
7.32% (1 Month LIBOR + 2.75%), due 3/15/24	945,806	944,229
First Lien Initial Term Loan
7.82% (1 Month LIBOR + 3.25%), due 1/31/29	6,471,100	6,374,034
First Lien 2022 Incremental Term Loan
8.83% (3 Month SOFR + 4.25%), due 6/24/29	932,812	923,873
		43,546,542
Buildings & Real Estate 2.3%
Allspring Buyer LLC
Initial Term Loan
7.75% (3 Month LIBOR + 3.00%), due 11/1/28 (b)	3,692,888	3,675,963
Beacon Roofing Supply, Inc.
2028 Term Loan
6.82% (1 Month LIBOR + 2.25%), due 5/19/28 (b)	3,447,500	3,441,274
Core & Main LP
Tranche Term Loan B 7.017% - 7.416%
(1 Month LIBOR + 2.50%, 3 Month LIBOR + 2.50%), due 7/27/28 (b)	7,382,945	7,348,334
Cornerstone Building Brands, Inc.
Tranche Term Loan B
7.709% (1 Month LIBOR + 3.25%), due 4/12/28 (b)	8,480,588	7,904,612

	Principal Amount	Value
Loan Assignments
Buildings & Real Estate
Cushman & Wakefield U.S. Borrower LLC
Replacement Term Loan
7.134% (1 Month LIBOR + 2.75%), due 8/21/25 (b)	$ 7,762,938	$ 7,724,124
SRS Distribution, Inc. (b)
2021 Refinancing Term Loan
8.07% (1 Month LIBOR + 3.50%), due 6/2/28	5,998,551	5,780,269
Term Loan
8.161% (1 Month SOFR + 3.50%), due 6/2/28	1,386,000	1,334,891
VC GB Holdings I Corp.
First Lien Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 7/21/28 (b)	4,207,500	3,893,439
Wilsonart LLC
Tranche Term Loan E
7.98% (3 Month LIBOR + 3.25%), due 12/31/26 (b)	5,731,330	5,564,165
		46,667,071
Capital Equipment 0.2%
AZZ, Inc.
Initial Term Loan
8.911% (1 Month SOFR + 4.25%), due 5/13/29 (b)	3,180,000	3,179,205
Cargo Transport 0.2%
Genesee & Wyoming, Inc.
Initial Term Loan
6.73% (3 Month LIBOR + 2.00%), due 12/30/26 (b)	3,869,483	3,860,614
Chemicals 0.3%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
8.48% (3 Month LIBOR + 3.75%), due 12/12/25 (b)	2,969,072	2,701,855
LSF11 A5 Holdco LLC
Term Loan
8.176% (1 Month SOFR + 3.50%), due 10/15/28 (b)	3,308,333	3,204,260
Incremental Term Loan B
8.968%, due 10/15/28	450,000	438,750
		6,344,865
Chemicals, Plastics & Rubber 5.1%
Aruba Investments Holdings LLC (b)
First Lien Initial Dollar Term Loan
8.297% (1 Month LIBOR + 3.75%), due 11/24/27	1,294,930	1,281,980
First Lien 2022 Incremental Term Loan
9.303% (1 Month SOFR + 4.75%), due 11/24/27 (d)(e)	1,500,000	1,485,000
Bakelite UK Intermediate Ltd.
Term Loan
8.73% (3 Month SOFR + 4.00%), due 5/29/29 (b)	6,169,000	5,760,304

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Clydesdale Acquisition Holdings, Inc.
First Lien Term Loan B
8.836% (1 Month SOFR + 4.175%), due 4/13/29 (b)	$ 6,960,012	$ 6,828,176
Diamond (BC) BV
Amendment No. 3 Refinancing Term Loan 7.32% - 7.575%
(1 Month LIBOR + 2.75%, 3 Month LIBOR + 2.75%), due 9/29/28 (b)	2,955,038	2,918,100
Entegris, Inc.
2022 Tranche Term Loan B 7.561% - 7.58%
(1 Month SOFR + 3.00%, 3 Month SOFR + 3.00%), due 7/6/29 (b)	10,600,000	10,628,154
Herens Holdco SARL
USD Facility Term Loan B
8.73% (3 Month LIBOR + 4.00%), due 7/3/28 (b)	4,586,348	4,396,015
INEOS Styrolution Group GmbH
2026 Tranche Dollar Term Loan B
7.32% (1 Month LIBOR + 2.75%), due 1/29/26 (b)	3,506,600	3,494,544
Ineos U.S. Finance LLC (b)
2028 Dollar Term Loan
7.161% (1 Month SOFR + 2.50%), due 11/8/28	1,852,667	1,844,793
2027-II Dollar Term Loan
8.411% (1 Month SOFR + 3.75%), due 11/8/27	2,363,165	2,357,257
Innophos Holdings, Inc.
Initial Term Loan
7.82% (1 Month LIBOR + 3.25%), due 2/5/27 (b)	5,378,210	5,355,799
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.07% (1 Month LIBOR + 3.50%), due 5/5/28 (b)	7,236,407	7,227,362
Nouryon Finance BV
Initial Dollar Term Loan
7.526% (3 Month SOFR + 2.75%), due 10/1/25 (b)	5,464,676	5,407,750
Olympus Water U.S. Holding Corp.
Initial Dollar Term Loan
8.50% (3 Month LIBOR + 3.75%), due 11/9/28 (b)	4,697,538	4,594,455
Oxea Holding Vier GmbH
Tranche Term Loan B2
7.688% (1 Month LIBOR + 3.25%), due 10/14/24 (b)	4,948,000	4,802,653
PMHC II, Inc.
Initial Term Loan
9.076% (3 Month SOFR + 4.25%), due 4/23/29 (b)	5,985,000	5,230,890
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
8.825% (3 Month LIBOR + 4.00%), due 3/16/27 (b)	7,806,013	7,637,348
Sparta U.S. Holdco LLC
First Lien Initial Term Loan
7.369% (1 Month LIBOR + 3.00%), due 8/2/28 (b)	2,079,000	2,069,904
Tricorbraun Holdings, Inc.
First Lien Closing Date Initial Term Loan
7.82% (1 Month LIBOR + 3.25%), due 3/3/28 (b)	7,865,783	7,646,524

	Principal Amount	Value
Loan Assignments
Chemicals, Plastics & Rubber
Tronox Finance LLC (b)
First Lien Refinancing Term Loan 6.82% - 7.075%
(1 Month LIBOR + 2.25%, 3 Month LIBOR + 2.25%), due 3/10/28	$ 2,635,346	$ 2,607,894
First Lien 2022 Incremental Term Loan
7.83% (3 Month SOFR + 3.25%), due 4/4/29	4,962,500	4,934,586
Venator Finance SARL
Initial Term Loan
7.73% (3 Month LIBOR + 3.00%), due 8/8/24 (b)	1,381,060	1,091,038
W. R. Grace Holdings LLC
Initial Term Loan
8.50% (3 Month LIBOR + 3.75%), due 9/22/28 (b)	3,465,000	3,440,249
		103,040,775
Commercial Services 0.5%
MHI Holdings LLC
Initial Term Loan
9.57% (1 Month LIBOR + 5.00%), due 9/21/26 (b)	2,344,937	2,317,091
Prime Security Services Borrower LLC
First Lien 2021 Refinancing Term Loan B1
7.517% (3 Month LIBOR + 2.75%), due 9/23/26 (b)	8,732,404	8,720,397
		11,037,488
Consumer Durables 0.3%
SWF Holdings I Corp.
First Lien Initial Term Loan
8.753% (3 Month LIBOR + 4.00%), due 10/6/28 (b)	6,848,250	5,821,013
Containers, Packaging & Glass 2.8%
Alliance Laundry Systems LLC
Initial Term Loan B
8.306% (3 Month LIBOR + 3.50%), due 10/8/27 (b)	6,646,324	6,620,211
Altium Packaging LLC
First Lien 2021 Term Loan
7.32% (1 Month LIBOR + 2.75%), due 2/3/28 (b)	3,031,117	2,989,912
Anchor Glass Container Corp.
First Lien July 2017 Additional Term Loan 7.48% - 7.562%
(3 Month LIBOR + 2.75%), due 12/7/23 (b)	2,618,559	1,870,089
Berlin Packaging LLC (b)
Tranche Initial Term Loan B4 7.82% - 7.98%
(1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 3/11/28	3,930,009	3,814,565
Tranche Term Loan B5 8.12% - 8.48%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/11/28	1,066,500	1,051,169
Berry Global, Inc.
Term Loan Z
6.152% (1 Month LIBOR + 1.75%), due 7/1/26 (b)	3,252,779	3,243,775
Charter Next Generation, Inc.
First Lien 2021 Initial Term Loan
8.32% (1 Month LIBOR + 3.75%), due 12/1/27 (b)	3,545,355	3,527,628

	Principal Amount	Value
Loan Assignments
Containers, Packaging & Glass
Graham Packaging Co., Inc.
2021 Initial Term Loan
7.57% (1 Month LIBOR + 3.00%), due 8/4/27 (b)	$ 7,439,107	$ 7,399,375
Mauser Packaging Solutions Holding Co.
Initial Term Loan
7.619% (1 Month LIBOR + 3.25%), due 4/3/24 (b)	5,679,578	5,635,964
Term Loan B
8.561%, due 8/31/26	183,333	180,583
Pactiv Evergreen, Inc. (b)
Tranche U.S. Term Loan B2
7.82% (1 Month LIBOR + 3.25%), due 2/5/26	3,064,908	3,058,778
Tranche U.S. Term Loan B3
7.82% (1 Month LIBOR + 3.25%), due 9/24/28	987,500	982,871
Pretium PKG Holdings, Inc. (b)
First Lien Initial Term Loan 8.735% - 8.788%
(3 Month LIBOR + 4.00%), due 10/2/28	3,643,200	3,191,443
Second Lien Initial Term Loan 11.485% - 11.538%
(3 Month LIBOR + 6.75%), due 10/1/29	1,750,000	1,088,281
Reynolds Consumer Products LLC
Initial Term Loan
6.32% (1 Month LIBOR + 1.75%), due 2/4/27 (b)	134,076	133,778
RLG Holdings LLC
First Lien Closing Date Initial Term Loan
8.57% (1 Month LIBOR + 4.00%), due 7/7/28 (b)	4,950,000	4,702,500
Trident TPI Holdings, Inc. (b)
Tranche Term Loan B1
7.98% (3 Month LIBOR + 3.25%), due 10/17/24	1,975,555	1,966,912
Tranche Initial Term Loan B3
8.73% (3 Month LIBOR + 4.00%), due 9/15/28	3,726,308	3,651,115
Tranche Initial Term Loan B4
9.83% (3 Month SOFR + 5.25%), due 9/15/28	400,000	392,000
		55,500,949
Diversified/Conglomerate Manufacturing 2.2%
Allied Universal Holdco LLC
Initial U.S. Dollar Term Loan
8.411% (1 Month SOFR + 3.75%), due 5/12/28 (b)	6,022,347	5,799,647
EWT Holdings III Corp.
Initial Term Loan
6.875% (1 Month LIBOR + 2.25%), due 4/1/28 (b)	4,654,125	4,639,581
Filtration Group Corp. (b)
Initial Dollar Term Loan
7.384% (1 Month LIBOR + 3.00%), due 3/31/25	5,781,140	5,766,687
2021 Incremental Term Loan
7.884% (1 Month LIBOR + 3.50%), due 10/21/28	2,977,387	2,959,398
Gardner Denver, Inc.
2020 GDI Tranche Dollar Term Loan B2
6.411% (1 Month SOFR + 1.75%), due 3/1/27 (b)	3,334,513	3,321,315

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Manufacturing
GYP Holdings III Corp.
First Lien 2021 Incremental Term Loan
7.176% (1 Month SOFR + 2.50%), due 6/1/25 (b)	$ 572,247	$ 572,451
Ingersoll-Rand Services Co.
2020 Spinco Tranche Dollar Term Loan B1
6.411% (1 Month SOFR + 1.75%), due 3/1/27 (b)	849,060	845,700
Iron Mountain Information Management LLC
Incremental Term Loan B
6.32% (1 Month LIBOR + 1.75%), due 1/2/26 (b)	3,202,631	3,186,617
LTI Holdings, Inc. (b)
First Lien Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 9/6/25	1,292,590	1,250,581
First Lien First Amendment Additional Term Loan
9.32% (1 Month LIBOR + 4.75%), due 7/24/26	1,732,642	1,677,957
QUIKRETE Holdings, Inc. (b)
First Lien Initial Term Loan
7.195% (1 Month LIBOR + 2.625%), due 2/1/27	2,305,527	2,290,253
First Lien Fourth Amendment Term Loan B1
7.57% (1 Month LIBOR + 3.00%), due 3/19/29	5,458,750	5,434,016
Red Ventures LLC
First Lien Term Loan B2
7.07% (1 Month LIBOR + 2.50%), due 11/8/24 (b)	4,157,846	4,149,530
WP CPP Holdings LLC
First Lien Initial Term Loan 8.32% - 8.58%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 4/30/25 (b)	2,960,694	2,677,314
		44,571,047
Diversified/Conglomerate Service 2.5%
Applied Systems, Inc. (b)
First Lien 2026 Term Loan
9.08% (3 Month SOFR + 4.50%), due 9/18/26	3,463,798	3,464,879
Second Lien 2021 Term Loan
11.33% (3 Month SOFR + 6.75%), due 9/17/27	1,982,109	1,977,154
Blackhawk Network Holdings, Inc.
First Lien Term Loan
7.538% (1 Month SOFR + 3.00%), due 6/15/25 (b)	5,819,063	5,743,898
Brightview Landscapes LLC
2022 Initial Term Loan 7.811% - 7.926%
(1 Month SOFR + 3.25%, 3 Month SOFR + 3.25%), due 4/20/29 (b)	1,424,702	1,399,770
Element Materials Technology Group U.S. Holdings, Inc. (b)
Initial USD Term Loan B
8.93% (3 Month SOFR + 4.25%), due 6/22/29	1,915,789	1,890,045
First Lien Delayed Draw Term Loan B
8.93% (3 Month SOFR + 4.25%), due 6/22/29	884,211	872,329
Genesys Cloud Services Holdings I LLC
2020 Initial Dollar Term Loan
8.57% (1 Month LIBOR + 4.00%), due 12/1/27 (b)	8,324,336	8,166,173

	Principal Amount	Value
Loan Assignments
Diversified/Conglomerate Service
MKS Instruments, Inc.
Initial Dollar Term Loan B
7.362% (1 Month SOFR + 2.75%), due 8/17/29 (b)	$ 13,356,525	$ 13,330,293
TruGreen LP
First Lien Second Refinancing Term Loan
8.57% (1 Month LIBOR + 4.00%), due 11/2/27 (b)	7,870,247	7,270,140
Verint Systems, Inc.
Refinancing Term Loan
6.369% (1 Month LIBOR + 2.00%), due 6/28/24 (b)	705,882	702,353
Verscend Holding Corp.
Term Loan B1
8.57% (1 Month LIBOR + 4.00%), due 8/27/25 (b)	6,067,246	6,047,746
		50,864,780
Ecological 0.4%
GFL Environmental, Inc.
2020 Refinancing Term Loan
7.415% (3 Month LIBOR + 3.00%), due 5/30/25 (b)	7,334,958	7,347,185
Electronics 7.0%
Camelot U.S. Acquisition 1 Co. (b)
Initial Term Loan
7.517% (1 Month LIBOR + 3.00%), due 10/30/26	2,858,253	2,851,107
Amendment No. 2 Incremental Term Loan
7.517% (1 Month LIBOR + 3.00%), due 10/30/26	4,573,660	4,561,407
Castle U.S. Holding Corp. (b)
Initial Dollar Term Loan
8.32% (1 Month LIBOR + 3.75%), due 1/29/27	2,257,521	1,489,964
Dollar Term Loan B2
8.57% (1 Month LIBOR + 4.00%), due 1/29/27	4,927,083	3,251,875
Commscope, Inc.
Initial Term Loan
7.82% (1 Month LIBOR + 3.25%), due 4/6/26 (b)	8,176,169	7,984,536
CoreLogic, Inc.
First Lien Initial Term Loan
8.125% (1 Month LIBOR + 3.50%), due 6/2/28 (b)	7,466,155	6,320,100
DCert Buyer, Inc.
First Lien Initial Term Loan
8.696% (6 Month SOFR + 4.00%), due 10/16/26 (b)	5,389,393	5,320,101
Diebold Nixdorf, Inc.
New Dollar Term Loan B
7.313% (1 Month LIBOR + 2.75%), due 11/6/23 (b)	927,122	627,353
ECi Macola/MAX Holding LLC
First Lien Initial Term Loan
8.48% (3 Month LIBOR + 3.75%), due 11/9/27 (b)	3,430,000	3,359,256
Epicor Software Corp.
Term Loan C
7.82% (1 Month LIBOR + 3.25%), due 7/30/27 (b)	7,658,446	7,518,044

	Principal Amount	Value
Loan Assignments
Electronics
Flexera Software LLC
First Lien Term Loan B1
8.32% (1 Month LIBOR + 3.75%), due 3/3/28 (b)	$ 5,200,437	$ 5,135,431
Gainwell Acquisition Corp.
First Lien Term Loan B
8.73% (3 Month LIBOR + 4.00%), due 10/1/27 (b)	5,575,462	5,437,815
Generation Bridge LLC (b)
Term Loan B
9.73% (3 Month LIBOR + 5.00%), due 12/1/28	3,245,599	3,233,428
Term Loan C
9.73% (3 Month LIBOR + 5.00%), due 12/1/28 (d)	71,429	71,161
Go Daddy Operating Co. LLC
Amendment No. 6 Term Loan
7.811% (1 Month SOFR + 3.25%), due 11/9/29 (b)	2,147,727	2,151,082
Helios Software Holdings, Inc.
2021 Initial Dollar Term Loan
8.48% (3 Month SOFR + 3.75%), due 3/11/28 (b)	1,988,571	1,959,240
Hyland Software, Inc. (b)
First Lien 2018 Refinancing Term Loan
8.07% (1 Month LIBOR + 3.50%), due 7/1/24	7,320,968	7,298,741
Second Lien 2021 Refinancing Term Loan
10.82% (1 Month LIBOR + 6.25%), due 7/7/25	1,996,667	1,884,354
ION Trading Finance Ltd.
2021 Initial Dollar Term Loan
9.48% (3 Month LIBOR + 4.75%), due 4/1/28 (b)	3,940,000	3,808,668
MH Sub I LLC (b)
First Lien Amendment No. 2 Initial Term Loan
8.32% (1 Month LIBOR + 3.75%), due 9/13/24	4,025,865	3,978,561
First Lien 2020 June New Term Loan
8.32% (1 Month LIBOR + 3.75%), due 9/13/24	5,266,533	5,203,993
Misys Ltd.
First Lien Dollar Term Loan
8.325% (3 Month LIBOR + 3.50%), due 6/13/24 (b)	7,947,413	7,461,874
Project Alpha Intermediate Holding, Inc.
2021 Refinancing Term Loan
8.57% (1 Month LIBOR + 4.00%), due 4/26/24 (b)	7,183,232	7,142,826
Proofpoint, Inc.
First Lien Initial Term Loan
7.985% (3 Month LIBOR + 3.25%), due 8/31/28 (b)	5,514,076	5,401,208
Rocket Software, Inc. (b)
First Lien Initial Term Loan
8.82% (1 Month LIBOR + 4.25%), due 11/28/25	3,995,609	3,935,675
First Lien 2021 Dollar Term Loan
8.82% (1 Month LIBOR + 4.25%), due 11/28/25	2,216,250	2,178,390
Sharp Midco LLC
First Lien Initial Term Loan
8.73% (3 Month LIBOR + 4.00%), due 12/31/28 (b)	6,153,500	6,030,430

	Principal Amount	Value
Loan Assignments
Electronics
SS&C Technologies Holdings, Inc. (b)
Term Loan B3
6.32% (1 Month LIBOR + 1.75%), due 4/16/25	$ 494,669	$ 493,510
Term Loan B4
6.32% (1 Month LIBOR + 1.75%), due 4/16/25	434,687	433,668
Term Loan B6
6.911% (1 Month SOFR + 2.25%), due 3/22/29	2,552,206	2,546,890
Term Loan B7
6.911% (1 Month SOFR + 2.25%), due 3/22/29	3,845,588	3,837,578
Surf Holdings SARL
First Lien Dollar Tranche Term Loan
8.235% (3 Month LIBOR + 3.50%), due 3/5/27 (b)	2,980,156	2,933,857
ThoughtWorks, Inc.
Incremental Term Loan
7.07% (1 Month LIBOR + 2.50%), due 3/24/28 (b)	1,351,007	1,344,252
Vertiv Group Corp.
Term Loan B
7.119% (1 Month LIBOR + 2.75%), due 3/2/27 (b)	7,837,748	7,796,600
VS Buyer LLC
Initial Term Loan
7.384% (1 Month LIBOR + 3.00%), due 2/28/27 (b)	1,458,750	1,447,809
WEX, Inc.
Term Loan B
6.82% (1 Month LIBOR + 2.25%), due 3/31/28 (b)	3,930,000	3,918,210
		140,348,994
Energy (Electricity) 0.2%
Covanta Holding Corp. (b)
Initial Term Loan B
7.061% (1 Month SOFR + 2.50%), due 11/30/28	4,062,680	4,063,407
Initial Term Loan C
7.061% (1 Month SOFR + 2.50%), due 11/30/28	306,620	306,675
		4,370,082
Entertainment 0.7%
Alterra Mountain Co.
Term Loan B2
8.07% (1 Month LIBOR + 3.50%), due 8/17/28 (b)	4,779,126	4,759,211
Fertitta Entertainment LLC
Initial Term Loan B
8.561% (1 Month SOFR + 4.00%), due 1/27/29 (b)	4,180,738	4,125,343
Formula One Management Ltd.
First Lien Facility Term Loan B
7.811% (1 Month SOFR + 3.25%), due 1/15/30 (b)	984,615	986,374
J&J Ventures Gaming LLC
Initial Term Loan
8.73% (3 Month LIBOR + 4.00%), due 4/26/28 (b)	5,411,301	5,242,198
		15,113,126

	Principal Amount	Value
Loan Assignments
Finance 6.9%
AAdvantage Loyality IP Ltd.
Initial Term Loan
9.558% (3 Month LIBOR + 4.75%), due 4/20/28 (b)	$ 6,200,000	$ 6,362,750
Acuity Specialty Products, Inc.
First Lien Initial Term Loan
8.58% (3 Month LIBOR + 4.00%), due 8/12/24 (b)(d)	1,589,243	1,311,125
Acuris Finance U.S., Inc.
Initial Dollar Term Loan
8.73% (3 Month SOFR + 4.00%), due 2/16/28 (b)	7,147,135	7,050,142
ADMI Corp. (b)
Amendment No.4 Refinancing Term Loan
7.945% (1 Month LIBOR + 3.375%), due 12/23/27	2,456,250	2,256,680
Amendment No. 5 Incremental Term Loan
8.32% (1 Month LIBOR + 3.75%), due 12/23/27	3,703,125	3,404,561
Ahlstrom-Munksjo Holding 3 Oy
USD Facility Term Loan B
8.48% (3 Month LIBOR + 3.75%), due 2/4/28 (b)	3,144,418	3,089,391
AlixPartners LLP
Initial Dollar Term Loan
7.32% (1 Month LIBOR + 2.75%), due 2/4/28 (b)	4,887,627	4,876,087
Blackstone Mortgage Trust, Inc.
Term Loan B4
8.061% (1 Month SOFR + 3.50%), due 5/9/29 (b)	4,776,000	4,656,600
Blue Tree Holdings, Inc.
Term Loan
7.23% (3 Month LIBOR + 2.50%), due 3/4/28 (b)	1,473,750	1,451,644
Boxer Parent Co., Inc.
2021 Replacement Dollar Term Loan
8.32% (1 Month LIBOR + 3.75%), due 10/2/25 (b)	3,886,583	3,810,620
Brand Industrial Services, Inc.
Initial Term Loan 9.062% - 9.065%
(3 Month LIBOR + 4.25%), due 6/21/24 (b)	4,442,147	4,141,507
Colouroz Investment 1 GmbH
First Lien Initial Term Loan C 8.943% - 9.066%
(0.75% PIK) (3 Month LIBOR + 4.25%), due 9/21/23 (d)(f)	235,285	156,631
Colouroz Investment 2 LLC
First Lien Initial Term Loan B2 8.943% - 9.066%
(0.75% PIK) (2 Month LIBOR + 4.25%, 3 Month LIBOR + 4.25%), due 9/21/23 (d)(f)	1,423,279	947,491
Covia Holdings LLC
Initial Term Loan
8.782% (3 Month LIBOR + 4.00%), due 7/31/26 (b)	837,917	822,730
CPC Acquisition Corp.
First Lien Initial Term Loan
8.48% (3 Month LIBOR + 3.75%), due 12/29/27 (b)	5,391,313	4,393,920
Deerfield Dakota Holding LLC
First Lien Initial Dollar Term Loan
8.311% (1 Month SOFR + 3.75%), due 4/9/27 (b)	8,850,343	8,562,707

	Principal Amount	Value
Loan Assignments
Finance
Endurance International Group Holdings, Inc.
Initial Term Loan
7.884% (1 Month LIBOR + 3.50%), due 2/10/28 (b)	$ 5,660,714	$ 5,329,562
LBM Acquisition LLC
First Lien Initial Term Loan
7.121% (3 Month LIBOR + 3.75%), due 12/17/27 (b)	6,505,098	5,862,720
LSF11 Skyscraper Holdco SARL
USD Facility Term Loan B3
8.23% (3 Month LIBOR + 3.50%), due 9/29/27 (b)	6,092,310	6,031,387
Minimax Viking GmbH
Facility Term Loan B1C
7.047% (1 Month LIBOR + 2.50%), due 7/31/25 (b)	4,064,320	4,059,239
ON Semiconductor Corp.
2019 New Replacement Term Loan B4
6.661% (1 Month SOFR + 2.00%), due 9/19/26 (b)	328,756	328,602
Onex TSG Intermediate Corp.
Initial Term Loan
9.575% (3 Month LIBOR + 4.75%), due 2/28/28 (b)	3,940,000	3,467,200
Park River Holdings, Inc.
First Lien Initial Term Loan
8.004% (3 Month LIBOR + 3.25%), due 12/28/27 (b)	4,564,779	4,131,837
Peraton Corp.
First Lien Term Loan B
8.32% (1 Month LIBOR + 3.75%), due 2/1/28 (b)	5,022,315	4,985,546
Pluto Acquisition I, Inc.
First Lien 2021 Term Loan
8.735% (3 Month LIBOR + 4.00%), due 6/22/26 (b)	7,289,000	5,248,080
PODS LLC
Initial Term Loan
7.57% (1 Month SOFR + 3.00%), due 3/31/28 (b)	4,379,339	4,276,013
Potters Industries LLC
Initial Term Loan
8.73% (3 Month LIBOR + 4.00%), due 12/14/27 (b)	1,179,000	1,173,105
RealPage, Inc.
First Lien Initial Term Loan
7.57% (1 Month LIBOR + 3.00%), due 4/24/28 (b)	6,326,077	6,161,599
RealTruck Group, Inc.
Initial Term Loan
8.32% (1 Month LIBOR + 3.75%), due 1/31/28 (b)	5,929,499	5,314,313
Triton Water Holdings, Inc.
First Lien Initial Term Loan
8.23% (3 Month LIBOR + 3.50%), due 3/31/28 (b)	5,830,788	5,541,067
WCG Purchaser Corp.
First Lien Initial Term Loan
8.57% (1 Month LIBOR + 4.00%), due 1/8/27 (b)	7,467,545	7,192,180
WildBrain Ltd.
Initial Term Loan
8.926% (1 Month SOFR + 4.25%), due 3/24/28 (b)	5,511,376	5,208,250

	Principal Amount	Value
Loan Assignments
Finance
WIN Waste Innovations Holdings, Inc.
Initial Term Loan
7.48% (3 Month LIBOR + 2.75%), due 3/24/28 (b)	$ 7,840,600	$ 7,523,056
		139,128,342
Healthcare 1.9%
AHP Health Partners, Inc.
Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 8/24/28 (b)	1,975,000	1,956,895
Chariot Buyer LLC
First Lien Initial Term Loan
7.82% (1 Month LIBOR + 3.25%), due 11/3/28 (b)	5,108,126	4,925,694
CHG Healthcare Services, Inc.
First Lien Initial Term Loan
7.82% (1 Month LIBOR + 3.25%), due 9/29/28 (b)	6,129,925	6,083,950
ICU Medical, Inc.
Tranche Term Loan B 7.153% - 7.23%
(1 Month SOFR + 2.50%, 3 Month SOFR + 2.50%), due 1/8/29 (b)	7,344,500	7,298,597
LSCS Holdings, Inc.
First Lien Initial Term Loan
9.07% (1 Month LIBOR + 4.50%), due 12/16/28 (b)	4,752,000	4,605,482
Medical Solutions Holdings, Inc.
First Lien Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 11/1/28 (b)	2,043,279	1,970,743
Medline Borrower LP
Initial Dollar Term Loan
7.82% (1 Month LIBOR + 3.25%), due 10/23/28 (b)	8,329,538	8,081,734
U.S. Anesthesia Partners, Inc.
First Lien Initial Term Loan
8.619% (1 Month LIBOR + 4.25%), due 10/1/28 (b)	3,426,326	3,270,428
		38,193,523
Healthcare & Pharmaceuticals 1.5%
Bausch & Lomb Corp.
Initial Term Loan
7.842% (3 Month SOFR + 3.25%), due 5/10/27 (b)	5,965,012	5,797,246
Bausch Health Cos., Inc.
Second Amendment Term Loan
9.828% (1 Month SOFR + 5.25%), due 2/1/27 (b)	5,812,975	4,446,926
Embecta Corp.
First Lien Initial Term Loan
7.791% (6 Month SOFR + 3.00%), due 3/30/29 (b)	6,375,734	6,249,813
Envision Healthcare Corp. (b)
Third Out Term Loan
8.33% (3 Month SOFR + 3.75%), due 3/31/27	1,453,939	348,945
Second Out Term Loan
8.83% (3 Month SOFR + 4.25%), due 3/31/27	3,091,722	1,205,771

	Principal Amount	Value
Loan Assignments
Healthcare & Pharmaceuticals
Envision Healthcare Corp. (b)
First Out Term Loan
12.605% (3 Month SOFR + 7.875%), due 3/31/27	$ 523,628	$ 463,411
Owens & Minor, Inc.
Term Loan B1 7.831% - 8.411%
(1 Month SOFR + 3.75%, 6 Month SOFR + 3.75%), due 3/29/29 (b)	3,970,000	3,957,594
Pediatric Associates Holding Co. LLC (b)
Amendment No. 1 Incremental Term Loan
7.82% (1 Month LIBOR + 3.25%), due 12/29/28	3,780,270	3,723,566
Amendment No. 1 Incremental Delayed Draw Term Loan
7.82% (1 Month LIBOR + 3.25%), due 12/29/28 (d)(e)	372,950	367,356
Physician Partners LLC
Initial Term Loan
8.661% (1 Month SOFR + 4.00%), due 12/23/28 (b)	2,590,350	2,478,103
Team Health Holdings, Inc.
Extended Term Loan
9.811% (1 Month SOFR + 5.25%), due 3/2/27 (b)	2,427,295	2,014,655
		31,053,386
Healthcare, Education & Childcare 5.3%
Agiliti Health, Inc.
Initial Term Loan
7.125% (1 Month LIBOR + 2.75%), due 1/4/26 (b)	4,998,054	4,985,559
Akorn Operating Co. LLC
Term Loan
12.254% (3 Month LIBOR + 7.50%), due 10/1/25 (b)	53,924	43,779
Alvogen Pharma U.S., Inc.
January 2020 Term Loan
9.98% (3 Month SOFR + 5.25%), due 12/31/23 (b)	872,676	754,864
Amneal Pharmaceuticals LLC
Initial Term Loan 8.125% - 8.25%
(1 Month LIBOR + 3.50%, 3 Month LIBOR + 3.50%), due 5/4/25 (b)	8,943,106	8,408,379
athenahealth Group, Inc.
Initial Term Loan
8.012% (1 Month SOFR + 3.50%), due 2/15/29 (b)	6,645,116	6,279,635
Auris Luxembourg III SARL
Facility Term Loan B2 8.501% - 8.678%
(6 Month LIBOR + 3.75%), due 2/27/26 (b)	1,359,298	1,232,431
Carestream Dental Technology Parent Ltd. (b)
First Lien Initial Term Loan
7.82% (1 Month LIBOR + 3.25%), due 9/1/24	1,382,762	1,267,532
First Lien Tranche Term Loan B
9.07% (1 Month LIBOR + 4.50%), due 9/1/24	1,834,678	1,697,077
Carestream Health, Inc.
Term Loan
12.18% (3 Month SOFR + 7.50%), due 9/30/27 (b)	2,536,788	1,801,120

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Ecovyst Catalyst Technologies LLC
Initial Term Loan
7.325% (3 Month LIBOR + 2.50%), due 6/9/28 (b)	$ 5,492,175	$ 5,480,158
Elanco Animal Health, Inc.
Term Loan
6.119% (1 Month LIBOR + 1.75%), due 8/1/27 (b)	2,632,577	2,590,097
eResearchTechnology, Inc.
First Lien Initial Term Loan
9.07% (1 Month LIBOR + 4.50%), due 2/4/27 (b)	7,865,840	7,341,448
FC Compassus LLC
Term Loan B1
8.98% (3 Month LIBOR + 4.25%), due 12/31/26 (b)(d)	6,327,737	6,058,809
Grifols Worldwide Operations Ltd.
Dollar Tranche Term Loan B
6.57% (1 Month LIBOR + 2.00%), due 11/15/27 (b)	3,730,270	3,661,883
Horizon Therapeutics USA, Inc.
Incremental Term Loan B2
6.313% (1 Month LIBOR + 1.75%), due 3/15/28 (b)	2,620,000	2,620,545
Insulet Corp.
Term Loan B
7.926% (1 Month SOFR + 3.25%), due 5/4/28 (b)	7,500,887	7,496,199
Journey Personal Care Corp.
Initial Term Loan
8.98% (3 Month LIBOR + 4.25%), due 3/1/28 (b)	4,925,000	3,636,290
LifePoint Health, Inc.
First Lien Term Loan B
8.575% (3 Month LIBOR + 3.75%), due 11/16/25 (b)	4,642,116	4,504,143
Mallinckrodt International Finance SA
2017 Replacement Term Loan
9.986% (3 Month LIBOR + 5.25%), due 9/30/27 (b)	1,960,072	1,491,287
National Mentor Holdings, Inc. (b)
First Lien Initial Term Loan 8.32% - 8.48%
(1 Month LIBOR + 3.75%, 3 Month LIBOR + 3.75%), due 3/2/28	8,002,987	5,826,175
First Lien Initial Term Loan C
8.48% (3 Month LIBOR + 3.75%), due 3/2/28	245,454	178,691
Organon & Co.
Dollar Term Loan
7.75% (3 Month LIBOR + 3.00%), due 6/2/28 (b)	6,144,792	6,129,430
Petco Health and Wellness Co., Inc.
First Lien Initial Term Loan
8.092% (3 Month SOFR + 3.25%), due 3/3/28 (b)	8,373,523	8,279,321
Raptor Acquisition Corp.
First Lien Term Loan B
8.753% (3 Month LIBOR + 4.00%), due 11/1/26 (b)	4,228,750	4,200,557
Select Medical Corp.
Tranche Term Loan B
7.07% (1 Month LIBOR + 2.50%), due 3/6/25 (b)	4,354,845	4,322,184

	Principal Amount	Value
Loan Assignments
Healthcare, Education & Childcare
Sound Inpatient Physicians, Inc.
First Lien Initial Term Loan
7.825% (3 Month LIBOR + 3.00%), due 6/27/25 (b)(d)	$ 1,910,000	$ 1,565,604
Sunshine Luxembourg VII SARL
Facility Term Loan B3
8.48% (3 Month LIBOR + 3.75%), due 10/1/26 (b)	5,672,139	5,553,972
		107,407,169
High Tech Industries 1.6%
Altar BidCo, Inc.
First Lien Initial Term Loan 5.5% - 7.993%
(1 Year SOFR + 3.10%), due 2/1/29 (b)	5,596,875	5,463,949
AP Gaming I LLC
Term Loan B
8.73% (3 Month SOFR + 4.00%), due 2/15/29 (b)	5,789,583	5,548,349
Central Parent, Inc.
First Lien Initial Term Loan
9.08% (3 Month SOFR + 4.50%), due 7/6/29 (b)	4,000,000	3,988,636
NAB Holdings LLC
Initial Term Loan
7.73% (3 Month SOFR + 3.00%), due 11/23/28 (b)	3,437,594	3,409,664
Open Text Corp.
Term Loan B
8.218%, due 11/16/29	4,571,429	4,556,192
Scientific Games Holdings LP
First Lien Initial Dollar Term Loan
8.103% (3 Month SOFR + 3.50%), due 4/4/29 (b)	4,335,288	4,260,773
Trans Union LLC
2021 Incremental Term Loan B6
6.82% (1 Month LIBOR + 2.25%), due 12/1/28 (b)	4,211,839	4,199,393
		31,426,956
Home and Office Furnishings, Housewares & Durable Consumer Products 0.0% ‡
Serta Simmons Bedding LLC
First Lien Initial Term Loan (zero coupon)
(1 Month LIBOR + 3.50%), due 11/8/23 (b)(g)(h)	4,274,685	299,228
Hotel, Gaming & Leisure 0.4%
Flutter Entertainment plc
2028 Third Amendment Term Loan B
8.092% (3 Month SOFR + 3.25%), due 7/22/28 (b)	7,269,791	7,279,787
Hotels, Motels, Inns & Gaming 3.5%
Aimbridge Acquisition Co., Inc.
First Lien 2019 Initial Term Loan
8.32% (1 Month LIBOR + 3.75%), due 2/2/26 (b)	8,090,398	7,426,314

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
Caesars Entertainment, Inc.
Term Loan B
7.968%, due 1/20/30	$ 2,100,000	$ 2,097,505
Caesars Resort Collection LLC (b)
Term Loan B
7.32% (1 Week LIBOR + 2.75%), due 12/23/24	25,483	25,458
Term Loan B1
8.07% (1 Week LIBOR + 3.50%), due 7/21/25	3,920,978	3,917,300
Churchill Downs, Inc.
Facility Term Loan B
6.57% (1 Month LIBOR + 2.00%), due 12/27/24 (b)	2,375,000	2,369,656
Entain plc (b)
USD Facility Term Loan B
7.23% (3 Month LIBOR + 2.50%), due 3/29/27	6,754,286	6,749,220
USD Facility Term Loan B2
8.18% (3 Month SOFR + 3.50%), due 10/31/29	1,600,000	1,602,000
Everi Holdings, Inc.
Term Loan B
7.07% (1 Month LIBOR + 2.50%), due 8/3/28 (b)	4,038,730	4,028,072
Four Seasons Holdings, Inc.
2022 Refinancing Term Loan
7.911% (1 Month SOFR + 3.25%), due 11/30/29 (b)	1,437,775	1,441,669
Golden Entertainment, Inc.
First Lien Facility Term Loan B
7.52% (1 Month LIBOR + 3.00%), due 10/21/24 (b)	1,191,710	1,188,731
Hilton Worldwide Finance LLC
Refinanced Term Loan B2
6.38% (1 Month SOFR + 1.75%), due 6/22/26 (b)	1,720,157	1,717,029
Oceankey U.S. II Corp.
Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 12/15/28 (b)	6,087,333	5,722,093
PCI Gaming Authority
Facility Term Loan B
7.07% (1 Month LIBOR + 2.50%), due 5/29/26 (b)	1,370,300	1,367,608
Penn National Gaming, Inc.
Facility Term Loan B
7.411% (1 Month SOFR + 2.75%), due 5/3/29 (b)	1,990,000	1,987,015
Scientific Games International, Inc.
Initial Term Loan B
7.578% (1 Month SOFR + 3.00%), due 4/14/29 (b)	5,962,519	5,950,099
Station Casinos LLC
Facility Term Loan B1
6.82% (1 Month LIBOR + 2.25%), due 2/8/27 (b)	1,889,961	1,874,212
Travel + Leisure Co.
Term Loan B
6.82% (1 Month LIBOR + 2.25%), due 5/30/25 (b)	3,830,000	3,798,085

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming
UFC Holdings LLC
First Lien Term Loan B3
7.57% (3 Month LIBOR + 2.75%), due 4/29/26 (b)	$ 8,482,428	$ 8,430,736
Whatabrands LLC
Initial Term Loan B
7.82% (1 Month LIBOR + 3.25%), due 8/3/28 (b)	5,930,075	5,868,302
Wyndham Hotels & Resorts, Inc.
Term Loan B
6.32% (1 Month LIBOR + 1.75%), due 5/30/25 (b)	2,502,500	2,500,415
		70,061,519
Insurance 3.7%
Acrisure LLC (b)
First Lien 2020 Term Loan
8.07% (1 Month LIBOR + 3.50%), due 2/15/27	3,837,857	3,696,336
First Lien 2021-2 Additional Term Loan
8.82% (1 Month LIBOR + 4.25%), due 2/15/27	4,900,500	4,762,673
Alliant Holdings Intermediate LLC
New Term Loan B4
8.008% (1 Month LIBOR + 3.50%), due 11/5/27 (b)	3,950,000	3,940,832
AmWINS Group, Inc.
Term Loan
6.82% (1 Month LIBOR + 2.25%), due 2/19/28 (b)	8,864,494	8,804,162
AssuredPartners Capital, Inc.
2022 Term Loan
8.061% (1 Month SOFR + 3.50%), due 2/12/27 (b)	2,977,500	2,941,210
AssuredPartners, Inc.
2020 February Refinancing Term Loan
8.07% (1 Month LIBOR + 3.50%), due 2/12/27 (b)	4,921,870	4,868,256
Asurion LLC (b)
New Term Loan B7
7.57% (1 Month LIBOR + 3.00%), due 11/3/24	787,724	778,493
New Term Loan B8
7.82% (1 Month LIBOR + 3.25%), due 12/23/26	1,960,000	1,865,369
Second Lien New Term Loan B3
9.82% (1 Month LIBOR + 5.25%), due 1/31/28	4,200,000	3,493,875
Second Lien New Term Loan B4
9.82% (1 Month LIBOR + 5.25%), due 1/20/29	4,500,000	3,754,688
Broadstreet Partners, Inc. (b)
2020 Initial Term Loan
7.57% (1 Month LIBOR + 3.00%), due 1/27/27	5,243,300	5,158,096
Tranche Term Loan B2
7.82% (1 Month LIBOR + 3.25%), due 1/27/27	1,152,083	1,135,282
Hub International Ltd. (b)
Initial Term Loan 7.681% - 7.818%
(2 Month LIBOR + 3.00%, 3 Month LIBOR + 3.00%), due 4/25/25	1,564,727	1,561,874
Incremental Term Loan B3 7.949% - 8.058%
(2 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 4/25/25	5,859,689	5,852,364

	Principal Amount	Value
Loan Assignments
Insurance
Hub International Ltd. (b)
2022 Incremental Term Loan
8.22% (3 Month SOFR + 4.00%), due 11/10/29	$ 360,000	$ 359,625
NFP Corp.
Closing Date Term Loan
7.82% (1 Month LIBOR + 3.25%), due 2/15/27 (b)	3,338,161	3,271,398
Ryan Specialty Group LLC
Initial Term Loan
7.661% (1 Month SOFR + 3.00%), due 9/1/27 (b)	3,947,120	3,928,616
Sedgwick Claims Management Services, Inc. (b)
Initial Term Loan
7.82% (1 Month LIBOR + 3.25%), due 12/31/25	4,777,322	4,751,644
2019 Term Loan
8.32% (1 Month LIBOR + 3.75%), due 9/3/26	2,939,086	2,934,034
USI, Inc. (b)
2021 New Term Loan
7.98% (3 Month LIBOR + 3.25%), due 12/2/26	970,032	969,340
2022 Incremental Term Loan
8.33% (3 Month SOFR + 3.75%), due 11/22/29	5,239,149	5,232,600
		74,060,767
Leisure, Amusement, Motion Pictures & Entertainment 0.9%
Bombardier Recreational Products, Inc.
2020 Replacement Term Loan
6.57% (1 Month LIBOR + 2.00%), due 5/24/27 (b)	4,209,116	4,150,487
Creative Artists Agency LLC (b)
Closing Date Term Loan
8.32% (1 Month LIBOR + 3.75%), due 11/27/26	2,425,000	2,420,453
Incremental Term Loan B2
8.811% (1 Month SOFR + 4.25%), due 11/27/26	1,194,000	1,193,628
Fitness International LLC (b)
Term Loan A 7.049% - 7.326%
(3 Month SOFR + 2.50%), due 1/8/25	1,466,250	1,369,111
Term Loan B
8.076% (3 Month SOFR + 3.25%), due 4/18/25	291,959	273,555
Lions Gate Capital Holdings LLC
Term Loan B
6.82% (1 Month LIBOR + 2.25%), due 3/24/25 (b)	1,337,444	1,314,874
Marriott Ownership Resorts, Inc.
2019 Refinancing Term Loan
6.32% (1 Month LIBOR + 1.75%), due 8/29/25 (b)	4,410,432	4,367,902
William Morris Endeavor Entertainment LLC
First Lien Term Loan B1
7.32% (1 Month LIBOR + 2.75%), due 5/18/25 (b)	3,732,453	3,702,904
		18,792,914

	Principal Amount	Value
Loan Assignments
Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.9%
Advanced Drainage Systems, Inc.
Initial Term Loan
6.684% (1 Month SOFR + 2.25%), due 7/31/26 (b)	$ 457,768	$ 458,569
Columbus McKinnon Corp.
Initial Term Loan
7.50% (3 Month LIBOR + 2.75%), due 5/14/28 (b)	5,965,118	5,950,206
CPM Holdings, Inc. (b)
First Lien Initial Term Loan
7.869% (1 Month LIBOR + 3.50%), due 11/17/25	4,399,153	4,364,325
Second Lien Initial Term Loan
12.619% (1 Month LIBOR + 8.25%), due 11/16/26 (d)	797,980	782,020
Husky Injection Molding Systems Ltd.
Initial Term Loan
8.151% (3 Month LIBOR + 3.00%), due 3/28/25 (b)	6,432,464	6,266,294
		17,821,414
Manufacturing 2.3%
ASP Blade Holdings, Inc.
Initial Term Loan
8.73% (3 Month LIBOR + 4.00%), due 10/13/28 (b)	5,950,538	4,837,294
Chart Industries, Inc.
Term Loan B
TBD, due 12/7/29	2,142,857	2,128,125
Clark Equipment Co.
Tranche Term Loan B
7.18% (3 Month SOFR + 2.50%), due 4/20/29 (b)	496,250	496,043
Coherent Corp.
Initial Term Loan B
7.32% (1 Month LIBOR + 2.75%), due 7/2/29 (b)	7,230,061	7,195,718
CP Atlas Buyer, Inc.
Term Loan B
8.07% (1 Month LIBOR + 3.50%), due 11/23/27 (b)	5,385,991	4,812,609
CPG International LLC
Closing Date Term Loan
7.161% (1 Month SOFR + 2.50%), due 4/28/29 (b)	3,740,625	3,723,089
FCG Acquisitions, Inc.
First Lien Initial Term Loan
8.48% (3 Month LIBOR + 3.75%), due 3/31/28 (b)	5,914,329	5,773,863
Idemia Group SAS
USD Facility Term Loan B3
9.23% (3 Month LIBOR + 4.50%), due 1/10/26 (b)	2,144,139	2,114,657
Madison IAQ LLC
Term Loan
7.988% (3 Month LIBOR + 3.25%), due 6/21/28 (b)	5,279,600	5,038,718
Pro Mach Group, Inc.
First Lien Closing Date Initial Term Loan
8.57% (1 Month LIBOR + 4.00%), due 8/31/28 (b)	6,343,977	6,321,323

	Principal Amount	Value
Loan Assignments
Manufacturing
Standard Industries, Inc.
Initial Term Loan
6.425% (3 Month LIBOR + 2.25%), due 9/22/28 (b)	$ 2,457,975	$ 2,454,345
Zurn LLC
First Lien Term Loan B
6.57% (1 Month LIBOR + 2.00%), due 10/4/28 (b)	2,128,500	2,126,371
		47,022,155
Media 1.9%
Cogeco Communications Finance (USA) LP
Amendment No. 5 Incremental Term Loan B
7.07% (1 Month LIBOR + 2.50%), due 9/1/28 (b)	8,165,625	8,082,834
Diamond Sports Group LLC
Second Lien Term Loan
8.025% (3 Month SOFR + 3.25%), due 8/24/26 (b)	2,898,312	239,111
DIRECTV Financing LLC
Closing Date Term Loan
9.57% (1 Month LIBOR + 5.00%), due 8/2/27 (b)	4,708,626	4,622,303
KKR Apple Bidco LLC (b)
First Lien Initial Term Loan
7.32% (1 Month LIBOR + 2.75%), due 9/22/28	7,454,700	7,422,086
First Lien Amendment No. 1 Term Loan
8.553% (1 Month SOFR + 4.00%), due 9/22/28	1,750,000	1,750,730
Mission Broadcasting, Inc.
Term Loan B4
6.869% (1 Month LIBOR + 2.50%), due 6/2/28 (b)	1,379,000	1,376,127
Radiate Holdco LLC
Amendment No. 6 Term Loan
7.82% (1 Month LIBOR + 3.25%), due 9/25/26 (b)	7,578,257	6,305,110
Sinclair Television Group, Inc. (b)
Term Loan B3
7.57% (1 Month LIBOR + 3.00%), due 4/1/28	2,955,000	2,888,512
Term Loan B4
8.411% (1 Month SOFR + 3.75%), due 4/21/29	5,970,000	5,854,331
		38,541,144
Mining, Steel, Iron & Non-Precious Metals 0.8%
American Rock Salt Co. LLC
First Lien Initial Term Loan
8.57% (1 Month LIBOR + 4.00%), due 6/9/28 (b)	5,441,079	5,277,847
Gates Global LLC
Initial Dollar Term Loan B3
7.07% (1 Month LIBOR + 2.50%), due 3/31/27 (b)	4,825,542	4,809,709
Graftech International Ltd.
Initial Term Loan
7.57% (1 Month LIBOR + 3.00%), due 2/12/25 (b)	1,122,713	1,112,889

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals
MRC Global U.S., Inc.
2018 Refinancing Term Loan
7.57% (1 Month LIBOR + 3.00%), due 9/20/24 (b)	$ 2,301,478	$ 2,269,257
U.S. Silica Co.
Term Loan
8.625% (1 Month LIBOR + 4.00%), due 5/1/25 (b)	3,386,209	3,374,568
		16,844,270
Oil & Gas 2.4%
AL GCX Holdings LLC
Initial Term Loan
8.525% (3 Month SOFR + 3.75%), due 5/17/29 (b)	1,465,202	1,465,569
Buckeye Partners LP
2021 Tranche Term Loan B1
6.634% (1 Month LIBOR + 2.25%), due 11/1/26 (b)	315,133	315,034
ChampionX Corp.
Term Loan B1
7.747% (1 Month SOFR + 3.25%), due 6/7/29 (b)	5,985,000	5,970,038
DT Midstream, Inc.
Initial Term Loan
6.57% (1 Month LIBOR + 2.00%), due 6/26/28 (b)	1,277,849	1,279,447
Fleet Midco I Ltd.
Facility Term Loan B
7.928% (6 Month LIBOR + 3.00%), due 10/7/26 (b)	3,188,915	3,180,942
GIP III Stetson I LP
Initial Term Loan
8.82% (1 Month LIBOR + 4.25%), due 7/18/25 (b)(d)	1,932,402	1,912,676
Keane Group Holdings LLC
Initial Term Loan
8.125% (1 Month LIBOR + 3.50%), due 5/25/25 (b)	5,385,532	5,277,821
Medallion Midland Acquisition LLC
Initial Term Loan
8.592% (3 Month SOFR + 3.75%), due 10/18/28 (b)	4,784,945	4,778,964
Murphy Oil USA, Inc.
Tranche Term Loan B
6.12% (1 Month LIBOR + 1.75%), due 1/31/28 (b)	786,000	789,930
NorthRiver Midstream Finance LP
Initial Term Loan B
8.004% (3 Month LIBOR + 3.25%), due 10/1/25 (b)	5,657,684	5,645,560
Oryx Midstream Services Permian Basin LLC
Initial Term Loan
7.924% (3 Month LIBOR + 3.25%), due 10/5/28 (b)	3,922,089	3,907,381
PES Holdings LLC
Tranche Term Loan C (zero coupon) - 12.00%
(3.00% PIK) (1 Month LIBOR + 4.50%), due 12/31/23 (b)(d)(f)(g)(h)	1,960,003	49,000
Prairie ECI Acquiror LP
Initial Term Loan
9.32% (1 Month LIBOR + 4.75%), due 3/11/26 (b)	3,250,723	3,202,414

	Principal Amount	Value
Loan Assignments
Oil & Gas
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.008% - 8.047%
(1 Month LIBOR + 3.50%), due 11/17/28 (b)	$ 4,950,000	$ 4,929,116
Traverse Midstream Partners LLC
Advance Term Loan
8.95% (3 Month LIBOR + 4.25%), due 9/27/24 (b)	2,972,058	2,971,131
Veritas U.S., Inc.
2021 Dollar Term Loan B
9.73% (3 Month LIBOR + 5.00%), due 9/1/25 (b)	2,757,789	1,876,675
		47,551,698
Packaging 0.2%
LABL, Inc.
Initial Dollar Term Loan
9.57% (1 Month LIBOR + 5.00%), due 10/29/28 (b)	2,673,000	2,596,985
Plastipak Holdings, Inc.
2021 Tranche Term Loan B
7.125% (1 Month LIBOR + 2.50%), due 12/1/28 (b)	1,921,176	1,916,374
		4,513,359
Personal & Nondurable Consumer Products 1.7%
ABG Intermediate Holdings 2 LLC
First Lien Tranche Term Loan B1
8.161% (1 Month SOFR + 3.50%), due 12/21/28 (b)	9,069,413	8,990,055
Foundation Building Materials, Inc.
First Lien Initial Term Loan 7.82% - 8.075%
(1 Month LIBOR + 3.25%, 3 Month LIBOR + 3.25%), due 1/31/28 (b)	6,166,150	5,976,540
Hunter Douglas Holding BV
Tranche Term Loan B1
7.859% (3 Month SOFR + 3.50%), due 2/26/29 (b)	4,975,000	4,552,125
Leslie's Poolmart, Inc.
Initial Term Loan
7.23% (3 Month LIBOR + 2.50%), due 3/9/28 (b)	5,869,975	5,845,868
Michaels Cos., Inc. (The)
Term Loan B
8.98% (3 Month LIBOR + 4.25%), due 4/15/28 (b)	1,725,695	1,576,423
Perrigo Co. plc
Initial Term Loan B
7.161% (1 Month SOFR + 2.50%), due 4/20/29 (b)	4,975,000	4,948,050
Prestige Brands, Inc.
Term Loan B5
6.57% (1 Month LIBOR + 2.00%), due 7/3/28 (b)	1,540,000	1,534,225
Spectrum Brands, Inc.
2021 Term Loan 6.57% - 6.74%
(1 Month LIBOR + 2.00%, 3 Month LIBOR + 2.00%), due 3/3/28 (b)	294,750	293,829
		33,717,115

	Principal Amount	Value
Loan Assignments
Personal & Nondurable Consumer Products (Manufacturing Only) 0.6%
American Builders & Contractors Supply Co., Inc.
Restatement Effective Date Term Loan
6.57% (1 Month LIBOR + 2.00%), due 1/15/27 (b)	$ 2,660,625	$ 2,655,801
Hercules Achievement, Inc.
First Lien Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 12/16/24 (b)	4,275,200	4,232,448
SRAM LLC
Initial Term Loan
7.32% (1 Month LIBOR + 2.75%), due 5/18/28 (b)	4,931,818	4,870,170
		11,758,419
Personal Transportation 0.3%
First Student Bidco, Inc. (b)
Initial Term Loan B
7.726% (3 Month LIBOR + 3.00%), due 7/21/28	1,477,462	1,393,035
Initial Term Loan C
7.726% (3 Month LIBOR + 3.00%), due 7/21/28	546,322	515,104
Uber Technologies, Inc. (b)
2021 Incremental Term Loan
8.235% (3 Month LIBOR + 3.50%), due 4/4/25	1,631,959	1,632,639
2021 Refinancing Term Loan
8.235% (3 Month LIBOR + 3.50%), due 2/25/27	1,963,351	1,961,598
		5,502,376
Personal, Food & Miscellaneous Services 1.6%
1011778 B.C. Unlimited Liability Co.
Term Loan B4
6.32% (1 Month LIBOR + 1.75%), due 11/19/26 (b)	5,030,088	4,970,356
Aramark Intermediate HoldCo Corp. (b)
U.S. Term Loan B4
6.32% (1 Month LIBOR + 1.75%), due 1/15/27	1,631,875	1,612,836
U.S. Term Loan B5
7.07% (1 Month LIBOR + 2.50%), due 4/6/28	7,611,889	7,557,974
Hayward Industries, Inc.
First Lien Refinancing Term Loan
7.07% (1 Month LIBOR + 2.50%), due 5/30/28 (b)	5,614,500	5,544,319
Hillman Group, Inc. (The) (b)
Initial Delayed Draw Term Loan
7.29% (1 Month LIBOR + 2.75%), due 7/14/28	31,111	30,761
Initial Term Loan
7.297% (1 Month LIBOR + 2.75%), due 7/14/28	1,623,611	1,605,345
IRB Holding Corp. (b)
2020 Replacement Term Loan B
7.32% (1 Month LIBOR + 2.75%), due 2/5/25	234,137	233,479
2022 Replacement Term Loan B
7.687% (3 Month SOFR + 3.00%), due 12/15/27	9,011,175	8,915,431

	Principal Amount	Value
Loan Assignments
Personal, Food & Miscellaneous Services
KFC Holding Co.
2021 Term Loan B
6.204% (1 Month LIBOR + 1.75%), due 3/15/28 (b)	$ 2,178,287	$ 2,167,395
		32,637,896
Pharmaceuticals 0.2%
Padagis LLC
Term Loan B
9.538% (3 Month LIBOR + 4.75%), due 7/6/28 (b)	5,011,765	4,686,000
Printing & Publishing 0.6%
Getty Images, Inc.
Initial Dollar Term Loan
9.125% (1 Month LIBOR + 4.50%), due 2/19/26 (b)	2,750,902	2,748,321
Severin Acquisition LLC
First Lien Initial Term Loan
7.676% (3 Month SOFR + 3.00%), due 8/1/25 (b)	4,352,042	4,346,603
Springer Nature Deutschland GmbH
Initial Term Loan B18
7.73% (3 Month LIBOR + 3.00%), due 8/14/26 (b)	5,992,564	5,983,575
		13,078,499
Retail 0.6%
Great Outdoors Group LLC
Term Loan B2
8.32% (1 Month LIBOR + 3.75%), due 3/6/28 (b)	11,613,662	11,403,165
Retail Store 1.5%
BJ's Wholesale Club, Inc.
First Lien Tranche Term Loan B 6.27% - 7.11%
(1 Month SOFR + 2%, 1 Month SOFR + 2.75%), due 2/3/27 (b)	2,311,174	2,311,495
EG Group Ltd. (b)
USD Additional Facility Term Loan
8.73% (3 Month LIBOR + 4.00%), due 2/7/25	1,419,214	1,366,754
USD Additional Facility Term Loan
8.98% (3 Month LIBOR + 4.25%), due 3/31/26	2,960,276	2,850,746
USD Facility Term Loan B
9.151% (6 Month LIBOR + 4.00%), due 2/7/25	1,212,801	1,167,972
Harbor Freight Tools USA, Inc.
2021 Initial Term Loan
7.32% (1 Month LIBOR + 2.75%), due 10/19/27 (b)	4,898,067	4,825,276
PetSmart LLC
Initial Term Loan
8.411% (1 Month SOFR + 3.75%), due 2/11/28 (b)	8,963,500	8,889,551
Rising Tide Holdings, Inc.
First Lien Initial Term Loan
9.485% (3 Month LIBOR + 4.75%), due 6/1/28 (b)	4,294,600	2,082,881

	Principal Amount	Value
Loan Assignments
Retail Store
White Cap Supply Holdings LLC
Initial Closing Date Term Loan
8.311% (1 Month SOFR + 3.75%), due 10/19/27 (b)	$ 6,856,876	$ 6,797,948
		30,292,623
Services: Business 5.0%
Avis Budget Car Rental LLC
Tranche Term Loan C
8.161% (1 Month SOFR + 3.50%), due 3/16/29 (b)	4,962,500	4,946,992
Brown Group Holdings LLC (b)
Facility Incremental Term Loan B2 8.311% - 8.426%
(1 Month SOFR + 3.75%, 3 Month SOFR + 3.75%), due 7/2/29	332,500	332,269
Initial Term Loan
7.07% (1 Month LIBOR + 2.50%), due 6/7/28	6,893,788	6,851,777
Charlotte Buyer, Inc.
First Lien Initial Term Loan B
9.683% (1 Month SOFR + 5.25%), due 2/11/28 (b)	1,200,000	1,171,000
ConnectWise LLC
Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 9/29/28 (b)	3,564,000	3,426,786
Corporation Service Co.
Term Loan B
7.911% (1 Month SOFR + 3.25%), due 11/2/29 (b)	1,440,000	1,439,369
Dun & Bradstreet Corp. (The) (b)
Initial Borrowing Term Loan
7.767% (1 Month LIBOR + 3.25%), due 2/6/26	4,898,393	4,885,270
2022 Incremental Term Loan B2
7.788% (1 Month SOFR + 3.25%), due 1/18/29	694,750	690,191
Electron Bidco, Inc.
First Lien Initial Term Loan
7.57% (1 Month LIBOR + 3.00%), due 11/1/28 (b)	8,589,217	8,539,116
GIP II Blue Holding LP
Initial Term Loan
9.23% (3 Month LIBOR + 4.50%), due 9/29/28 (b)	4,529,341	4,522,547
Hunter Holdco 3 Ltd.
First Lien Initial Dollar Term Loan
8.98% (3 Month LIBOR + 4.25%), due 8/19/28 (b)	9,077,000	8,986,230
Icon plc (b)
Lux Term Loan
7.00% (3 Month LIBOR + 2.25%), due 7/3/28	3,500,962	3,499,502
U.S. Term Loan
7.00% (3 Month LIBOR + 2.25%), due 7/3/28	872,267	871,903
Indy U.S. Bidco LLC
2021 Refinancing Dollar Term Loan
8.32% (1 Month LIBOR + 3.75%), due 3/6/28 (b)	4,381,732	3,877,833
Intrado Corp.
Initial Term Loan B
8.825% (3 Month LIBOR + 4.00%), due 10/10/24 (b)	1,095,921	1,026,741

	Principal Amount	Value
Loan Assignments
Services: Business
Mercury Borrower, Inc.
First Lien Initial Term Loan
8.25% (3 Month LIBOR + 3.50%), due 8/2/28 (b)	$ 7,107,230	$ 6,876,245
Mitchell International, Inc. (b)
First Lien Initial Term Loan
8.415% (3 Month LIBOR + 3.75%), due 10/15/28	3,308,333	3,153,027
Second Lien Initial Term Loan
11.235% (3 Month LIBOR + 6.50%), due 10/15/29	1,800,000	1,533,001
MPH Acquisition Holdings LLC
Initial Term Loan
8.985% (3 Month LIBOR + 4.25%), due 9/1/28 (b)	4,937,500	4,422,149
Orbit Private Holdings I Ltd.
First Lien Initial Dollar Term Loan
9.541% (6 Month SOFR + 4.50%), due 12/11/28 (b)	3,634,963	3,628,147
PECF USS Intermediate Holding III Corp.
Initial Term Loan
8.82% (1 Month LIBOR + 4.25%), due 12/15/28 (b)	3,930,013	3,350,336
Phoenix Newco, Inc.
First Lien Initial Term Loan
7.634% (1 Month LIBOR + 3.25%), due 11/15/28 (b)	7,438,775	7,372,756
Polaris Newco LLC
First Lien Dollar Term Loan
8.73% (3 Month LIBOR + 4.00%), due 6/2/28 (b)	7,944,969	7,538,782
Project Boost Purchaser LLC
2021 Tranche Term Loan 2
8.07% (1 Month LIBOR + 3.50%), due 5/30/26 (b)	4,678,750	4,570,554
Vizient, Inc.
Term Loan B7
6.862% (1 Month SOFR + 2.25%), due 5/16/29 (b)	2,238,750	2,238,750
		99,751,273
Software 3.4%
AppLovin Corp.
Amendment No. 6 New Term Loan
7.693% (3 Month SOFR + 3.10%), due 10/25/28 (b)	4,768,975	4,670,615
Cornerstone OnDemand, Inc.
First Lien Initial Term Loan
8.32% (1 Month LIBOR + 3.75%), due 10/16/28 (b)	3,597,813	3,297,395
Gen Digital, Inc.
Tranche Initial Term Loan B
6.661% (1 Month SOFR + 2.00%), due 9/12/29 (b)	11,000,542	10,968,453
Informatica LLC
Initial Term Loan
7.375% (1 Month LIBOR + 2.75%), due 10/27/28 (b)	8,758,738	8,728,625
Magenta Buyer LLC
First Lien Initial Term Loan
9.58% (3 Month LIBOR + 4.75%), due 7/27/28 (b)	4,226,301	3,695,372

	Principal Amount	Value
Loan Assignments
Software
McAfee Corp.
Tranche Term Loan B1
8.184% (1 Month SOFR + 3.75%), due 3/1/29 (b)	$ 6,957,519	$ 6,505,280
Mitnick Corp. Purchaser, Inc.
Initial Term Loan
9.526% (3 Month SOFR + 4.75%), due 5/2/29 (b)	3,491,250	3,371,964
Quest Software U.S. Holdings, Inc.
First Lien Initial Term Loan
9.076% (3 Month SOFR + 4.25%), due 2/1/29 (b)	6,529,687	5,591,045
Sophia LP
First Lien Term Loan B
8.23% (3 Month LIBOR + 3.50%), due 10/7/27 (b)	2,845,122	2,798,889
Sovos Compliance LLC
First Lien Initial Term Loan
9.07% (1 Month LIBOR + 4.50%), due 8/11/28 (b)	4,458,313	4,293,913
TIBCO Software, Inc.
First Lien Dollar Term Loan B
9.18% (3 Month SOFR + 4.50%), due 3/30/29 (b)	2,400,000	2,210,400
UKG, Inc. (b)
First Lien 2021-2 Incremental Term Loan
8.032% (3 Month LIBOR + 3.25%), due 5/4/26	2,116,347	2,081,074
First Lien Initial Term Loan
8.575% (3 Month LIBOR + 3.75%), due 5/4/26	4,911,923	4,838,244
Second Lien 2021 Incremental Term Loan
10.032% (3 Month LIBOR + 5.25%), due 5/3/27	1,300,000	1,240,688
Vision Solutions, Inc.
First Lien Third Incremental Term Loan
8.818% (3 Month LIBOR + 4.00%), due 4/24/28 (b)	4,766,704	4,179,804
		68,471,761
Telecommunications 3.6%
Avaya, Inc.
Tranche Term Loan B2
8.459% (1 Month LIBOR + 4.00%), due 12/15/27 (b)	3,947,115	1,105,192
Azalea TopCo, Inc. (b)
First Lien Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 7/24/26	2,418,750	2,307,637
First Lien 2021 Term Loan
8.32% (1 Month LIBOR + 3.75%), due 7/24/26	1,970,000	1,876,425
First Lien 2022 Incremental Term Loan
8.411% (1 Month SOFR + 3.75%), due 7/24/26	2,977,500	2,839,791
Cablevision Lightpath LLC
Initial Term Loan
7.709% (1 Month LIBOR + 3.25%), due 11/30/27 (b)	5,045,465	5,000,268
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
7.89% (1 Month LIBOR + 3.50%), due 12/11/26 (b)	9,580,709	9,490,890

	Principal Amount	Value
Loan Assignments
Telecommunications
CSC Holdings LLC
September 2019 Initial Term Loan
6.959% (1 Month LIBOR + 2.50%), due 4/15/27 (b)	$ 6,478,711	$ 5,996,857
Cyxtera DC Holdings, Inc.
First Lien Initial Term Loan
7.82% (3 Month LIBOR + 3.00%), due 5/1/24 (b)(d)	1,417,500	1,148,175
Frontier Communications Holdings LLC
Term Loan B
8.50% (3 Month LIBOR + 3.75%), due 5/1/28 (b)	5,757,499	5,632,752
Gogo Intermediate Holdings LLC
Initial Term Loan
8.575% (3 Month LIBOR + 3.75%), due 4/30/28 (b)	8,374,868	8,361,410
Intelsat Jackson Holdings SA
Term Loan B
7.445% (3 Month SOFR + 4.25%), due 2/1/29 (b)	5,968,820	5,868,096
Level 3 Financing, Inc.
Tranche 2027 Term Loan B
6.32% (1 Month LIBOR + 1.75%), due 3/1/27 (b)	1,937,390	1,901,755
Lumen Technologies, Inc.
Term Loan B
6.82% (1 Month LIBOR + 2.25%), due 3/15/27 (b)	6,522,495	6,291,879
Redstone HoldCo 2 LP
First Lien Initial Term Loan
9.568% (3 Month LIBOR + 4.75%), due 4/27/28 (b)	2,463,800	1,984,899
SBA Senior Finance II LLC
Initial Term Loan
6.32% (1 Month LIBOR + 1.75%), due 4/11/25 (b)	6,233,745	6,222,057
Telesat Canada
Term Loan B5
7.58% (3 Month LIBOR + 2.75%), due 12/7/26 (b)	2,034,078	926,522
Zayo Group Holdings, Inc.
Initial Dollar Term Loan
7.57% (1 Month LIBOR + 3.00%), due 3/9/27 (b)	6,075,110	5,062,085
		72,016,690
Utilities 1.6%
Astoria Energy LLC
2020 Advance Term Loan B
8.07% (1 Month LIBOR + 3.50%), due 12/10/27 (b)	900,757	894,226
Brookfield WEC Holdings, Inc. (b)
First Lien 2021 Initial Term Loan
7.32% (1 Month LIBOR + 2.75%), due 8/1/25	4,263,862	4,256,400
Initial Term Loan
8.311% (1 Month SOFR + 3.75%), due 8/1/25	1,745,625	1,743,928
Calpine Corp.
2019 Term Loan
6.57% (1 Month LIBOR + 2.00%), due 4/5/26 (b)	2,026,500	2,020,027

	Principal Amount	Value
Loan Assignments
Utilities
Compass Power Generation LLC
Tranche Term Loan B2
8.925% (1 Month SOFR + 4.25%), due 4/14/29 (b)	$ 1,917,035	$ 1,915,666
Constellation Renewables LLC
Term Loan
7.24% (3 Month LIBOR + 2.50%), due 12/15/27 (b)	2,490,681	2,484,454
Edgewater Generation LLC
Term Loan
8.32% (1 Month LIBOR + 3.75%), due 12/13/25 (b)	4,591,135	4,375,517
Granite Generation LLC
Term Loan
8.32% (1 Month LIBOR + 3.75%), due 11/9/26 (b)	6,127,376	5,959,726
Hamilton Projects Acquiror LLC
Term Loan
9.23% (3 Month LIBOR + 4.50%), due 6/17/27 (b)	2,192,778	2,190,951
PG&E Corp.
Term Loan
7.625% (1 Month LIBOR + 3.00%), due 6/23/25 (b)	3,168,750	3,162,809
Vistra Operations Co. LLC
2018 Incremental Term Loan 6.204% - 6.32%
(1 Month LIBOR + 1.75%), due 12/31/25 (b)	2,881,814	2,874,610
		31,878,314
Water 0.5%
Osmosis Buyer Ltd. (b)
Term Loan 7.838% - 8.288%
(1 Month SOFR + 3.75%), due 7/31/28	5,318,519	5,177,955
2022 Refinanciang Term Loan B
8.147% (1 Month SOFR + 3.75%), due 7/31/28	5,572,000	5,446,630
		10,624,585
Total Loan Assignments (Cost $1,881,363,310)		1,810,142,217
Total Long-Term Bonds (Cost $2,010,920,004)		1,931,788,609

	Shares
Affiliated Investment Company 0.3%
Fixed Income Fund 0.3%
MainStay MacKay High Yield Corporate Bond Fund Class I	1,299,065	6,538,715
Total Affiliated Investment Company (Cost $7,331,284)		6,538,715
Common Stocks 0.0% ‡
Auto Components 0.0% ‡
Millennium Corporate Trust (d)(e)(i)	4,973	—

	Shares	Value
Common Stocks ‡
Auto Components ‡
Millennium Lender Trust (d)(e)(i)	5,298	$ —
		—
Health Care Equipment & Supplies 0.0% ‡
Carestream Equity (d)(e)(i)	5,387	114,743
Independent Power and Renewable Electricity Producers 0.0% ‡
Sempra Texas Holdings Corp. (d)(e)(i)	175,418	—
Machinery 0.0% ‡
Ameriforge Group, Inc. (d)(e)(i)	60,753	85,054
Total Common Stocks (Cost $2,206,664)		199,797

	Number of Rights
Rights 0.0% ‡
Independent Power and Renewable Electricity Producers 0.0% ‡
Vistra Corp.
Expires 12/31/46 (d)(e)(i)	107,130	127,485
Total Rights (Cost $87,847)		127,485

	Number of Warrants
Warrants 0.0% ‡
Capital Markets 0.0% ‡
THAIHOT Investment Co. Ltd.
Expires 10/13/27 (d)(e)(i)(j)	26	0
Total Warrants (Cost $0)		0

	Principal Amount
Short-Term Investments 3.4%
U.S. Treasury Debt 3.4%
U.S. Treasury Bills (k)
4.192%, due 2/7/23	$ 1,383,000	1,382,043
4.382%, due 2/14/23	24,603,000	24,564,908
4.411%, due 2/23/23	1,558,000	1,553,761

	Principal Amount	Value
Short-Term Investments
U.S. Treasury Debt
U.S. Treasury Bills (k)
4.467%, due 2/28/23	$ 20,294,000	$ 20,226,345
4.468%, due 2/21/23	21,070,000	21,018,276
Total Short-Term Investments (Cost $68,744,171)		68,745,333
Total Investments (Cost $2,089,289,970)	99.6%	2,007,399,939
Other Assets, Less Liabilities	0.4	7,398,031
Net Assets	100.0%	$ 2,014,797,970

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2023.
(c)	Delayed delivery security.
(d)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $18,336,416, which represented 0.9% of the Fund’s net assets.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Issue in default.
(h)	Issue in non-accrual status.
(i)	Non-income producing security.
(j)	Less than $1.
(k)	Interest rate shown represents yield to maturity.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay MacKay High Yield Corporate Bond Fund Class I	$ 6,342	$ —	$ —	$ —	$ 197	$ 6,539	$ 89	$ —	1,299
Abbreviation(s):
CLO—Collateralized Loan Obligation
LIBOR—London Interbank Offered Rate
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

TBD—To Be Determined
USD—United States Dollar
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 75,195,812	$ —	$ 75,195,812
Corporate Bonds	—	46,450,580	—	46,450,580
Loan Assignments	—	1,808,289,861	1,852,356	1,810,142,217
Total Long-Term Bonds	—	1,929,936,253	1,852,356	1,931,788,609
Affiliated Investment Company
Fixed Income Fund	6,538,715	—	—	6,538,715
Common Stocks	—	—	199,797	199,797
Rights	—	—	127,485	127,485
Warrants (b)	—	—	0	0
Short-Term Investments
U.S. Treasury Debt	—	68,745,333	—	68,745,333
Total Investments in Securities	$ 6,538,715	$ 1,998,681,586	$ 2,179,638	$ 2,007,399,939

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	Less than $1.

MainStay Growth Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Affiliated Investment Companies 89.5%
Equity Funds 76.9%
IQ 500 International ETF (a)	859,155	$ 26,406,816
IQ Candriam ESG International Equity ETF (a)	991,314	26,636,607
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	1,535,727	52,923,149
IQ Chaikin U.S. Large Cap ETF (a)	1,423,509	47,133,095
IQ Chaikin U.S. Small Cap ETF (a)	1,357,941	46,976,475
IQ FTSE International Equity Currency Neutral ETF (a)	696,332	16,126,353
IQ Winslow Large Cap Growth ETF (a)	169,801	4,626,873
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,966,765	28,129,086
MainStay Epoch Capital Growth Fund Class I (a)	243,963	2,849,147
MainStay Epoch International Choice Fund Class I (a)	575,923	21,500,758
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	2,334,720	45,884,246
MainStay MacKay International Equity Fund Class R6 (a)	1,313,332	21,177,477
MainStay S&P 500 Index Fund Class I	255,542	12,156,836
MainStay Winslow Large Cap Growth Fund Class R6	5,372,783	47,987,014
MainStay WMC Enduring Capital Fund Class R6 (a)	1,508,178	47,298,572
MainStay WMC Growth Fund Class R6 (a)	1,623,286	53,876,043
MainStay WMC International Research Equity Fund Class I (a)	2,975,067	21,007,545
MainStay WMC Small Companies Fund Class I (a)	2,097,782	48,150,810
MainStay WMC Value Fund Class R6 (a)	1,555,328	46,612,100
Total Equity Funds (Cost $541,190,779)		617,459,002
Fixed Income Funds 12.6%
IQ MacKay ESG Core Plus Bond ETF	542,009	11,628,857
MainStay Floating Rate Fund Class R6 (a)	4,410,535	38,747,873
MainStay MacKay High Yield Corporate Bond Fund Class R6	4,013,068	20,141,188
MainStay MacKay Short Duration High Yield Fund Class I	1,989,930	18,484,663
MainStay MacKay Total Return Bond Fund Class R6	1,279,777	11,737,600
Total Fixed Income Funds (Cost $100,601,403)		100,740,181
Total Affiliated Investment Companies (Cost $641,792,182)		718,199,183
Short-Term Investment 10.2%
Affiliated Investment Company 10.2%
MainStay U.S. Government Liquidity Fund, 4.307% (a)(b)	82,230,187	82,230,187
Total Short-Term Investment (Cost $82,230,187)	10.2%	82,230,187
Total Investments (Cost $724,022,369)	99.7%	800,429,370
Other Assets, Less Liabilities	0.3	2,285,828
Net Assets	100.0%	$ 802,715,198

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 24,570	$ —	$ (2,551)	$ 27	$ 4,361	$ 26,407	$ 298	$ —	859
IQ Candriam ESG International Equity ETF	24,441	—	(2,491)	(496)	5,183	26,637	110	—	991
IQ Candriam ESG U.S. Large Cap Equity ETF	48,849	1,943	(392)	(22)	2,545	52,923	203	—	1,536
IQ Chaikin U.S. Large Cap ETF	44,996	—	(617)	14	2,740	47,133	157	—	1,424
IQ Chaikin U.S. Small Cap ETF	42,744	2,169	(595)	(28)	2,686	46,976	186	—	1,358
IQ FTSE International Equity Currency Neutral ETF	14,911	—	(771)	48	1,938	16,126	60	281	696
IQ MacKay ESG Core Plus Bond ETF	12,493	—	(1,542)	(195)	873	11,629	120	—	542
IQ Winslow Large Cap Growth ETF	2,679	1,695	—	—	253	4,627	2	—	170
MainStay Candriam Emerging Markets Equity Fund Class R6	24,289	1,033	(779)	(293)	3,879	28,129	298	—	2,967
MainStay Epoch Capital Growth Fund Class I	2,643	38	(129)	(26)	323	2,849	12	27	244
MainStay Epoch International Choice Fund Class I	19,587	263	(1,990)	147	3,494	21,501	263	—	576
MainStay Epoch U.S. Equity Yield Fund Class R6	46,070	998	(2,780)	(45)	1,641	45,884	313	685	2,335
MainStay Floating Rate Fund Class R6	36,032	2,695	(1,000)	(52)	1,073	38,748	716	—	4,411
MainStay MacKay High Yield Corporate Bond Fund Class R6	15,292	4,708	(432)	(56)	629	20,141	283	—	4,013
MainStay MacKay International Equity Fund Class R6	18,824	235	(725)	(206)	3,048	21,176	111	—	1,313
MainStay MacKay Short Duration High Yield Fund Class I	17,427	1,133	(466)	(21)	412	18,485	253	—	1,990
MainStay MacKay Total Return Bond Fund Class R6	12,539	123	(1,739)	(410)	1,225	11,738	123	—	1,280
MainStay S&P 500 Index Fund Class I	11,250	1,322	—	—	(415)	12,157	159	904	256
MainStay U.S. Government Liquidity Fund	81,000	19,453	(18,223)	—	—	82,230	756	—	82,230
MainStay Winslow Large Cap Growth Fund Class R6	45,738	5,270	(1,038)	(471)	(1,512)	47,987	107	5,114	5,373
MainStay WMC Enduring Capital Fund Class R6	43,829	2,230	(428)	(48)	1,716	47,299	260	1,604	1,508
MainStay WMC Growth Fund Class R6	47,923	3,234	(457)	(377)	3,553	53,876	—	—	1,623
MainStay WMC International Research Equity Fund Class I	19,198	410	(2,091)	(106)	3,597	21,008	410	—	2,975
MainStay WMC Small Companies Fund Class I	42,955	3,943	—	—	1,253	48,151	941	—	2,098
MainStay WMC Value Fund Class R6	45,228	2,538	(904)	11	(261)	46,612	757	1,713	1,555
	$745,507	$55,433	$(42,140)	$(2,605)	$44,234	$800,429	$6,898	$10,328

Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	11,454	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(16,359)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.50%	12/4/23	Daily	(15,989)	—
Citibank NA	Portfolio Swap S&P Midcap 400 TRI	1 day FEDF plus 0.30%	12/4/23	Daily	24,864	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(12,140)	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	11,193	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.07%	12/4/23	Daily	(29,978)	—
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	39,266	—
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	8,245	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/4/23	Daily	4,203	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	4,536	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(8,308)	—
						$ —

1.	As of January 31, 2023, cash in the amount $1,000,001 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2023.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FEDF—Federal Funds Rate
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TRI—Total Return Index

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 617,459,002	$ —	$ —	$ 617,459,002
Fixed Income Funds	100,740,181	—	—	100,740,181
Total Affiliated Investment Companies	718,199,183	—	—	718,199,183
Short-Term Investment
Affiliated Investment Company	82,230,187	—	—	82,230,187
Total Investments in Securities	$ 800,429,370	$ —	$ —	$ 800,429,370

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay MacKay California Tax Free Opportunities Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Municipal Bonds 94.2%
Long-Term Municipal Bonds 93.7%
Certificate of Participation/Lease 2.0%
California Municipal Finance Authority, Palomar Health Obligated Group, Certificate of Participation
Series A, Insured: AGM
5.25%, due 11/1/52	$ 3,000,000	$ 3,254,339
Hayward Unified School District, Certificate of Participation
5.25%, due 8/1/47	6,900,000	7,287,851
Oxnard School District, Property Acquisition and Improvement Project, Certificate of Participation
Insured: BAM
5.00%, due 8/1/45 (a)	975,000	1,033,003
Santa Clara Valley Water District, Certificate of Participation
Series D-1
4.25%, due 12/1/24	10,000,000	9,988,409
		21,563,602
Education 5.8%
California Educational Facilities Authority, Loyola Marymount University, Green Bond, Revenue Bonds
Series B
5.00%, due 10/1/31	525,000	594,835
Series B
5.00%, due 10/1/35	640,000	703,539
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/45	850,000	801,516
Series B
4.00%, due 11/1/55	915,000	821,155
Series B
5.00%, due 11/1/39	300,000	317,013
Series B
5.00%, due 11/1/44	350,000	364,862
Series B
5.00%, due 11/1/49	500,000	517,791
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds (b)
Series A-1
5.00%, due 1/1/55	2,540,000	2,152,264
Series A-1
5.00%, due 1/1/56	840,000	703,247
California Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds (b)
Series A
5.00%, due 5/1/36	1,275,000	1,285,158
Series A
5.00%, due 5/1/46	1,325,000	1,319,485
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds (b)
Series A
5.00%, due 7/1/36	1,300,000	1,281,220
Series A
5.00%, due 7/1/46	795,000	729,278

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California Municipal Finance Authority, Claremont Graduate University, Revenue Bonds
Series B
5.00%, due 10/1/54 (b)	$ 1,380,000	$ 1,273,078
California Municipal Finance Authority, Creative Center Los Altos Project (The), Revenue Bonds (b)
Series B
4.00%, due 11/1/36	400,000	356,144
Series B
4.50%, due 11/1/46	1,600,000	1,381,562
California Municipal Finance Authority, National University, Revenue Bonds
Series A
5.00%, due 4/1/31	1,000,000	1,132,341
California Municipal Finance Authority, Partnerships to Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	500,000	475,665
California Municipal Finance Authority, Southern California Institute of Architecture Project, Revenue Bonds
5.00%, due 12/1/38	845,000	873,619
California Municipal Finance Authority, University of San Diego, Revenue Bonds
Series A
5.00%, due 10/1/44	3,065,000	3,315,147
Series A
5.00%, due 10/1/49	4,440,000	4,763,484
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (b)	1,000,000	1,067,011
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds (b)
5.00%, due 8/1/27	475,000	494,222
5.00%, due 8/1/28	650,000	675,710
5.00%, due 8/1/36	550,000	561,920
5.00%, due 8/1/41	700,000	708,880
5.00%, due 8/1/46	900,000	908,013
California School Finance Authority, Classical Academies Project, Revenue Bonds
Series A
5.00%, due 10/1/37 (b)	1,485,000	1,545,905
California School Finance Authority, Grimmway Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/46 (b)	750,000	747,796
California School Finance Authority, High Tech High Learning Project, Revenue Bonds (b)
Series A
5.00%, due 7/1/37	500,000	497,946
Series A
5.00%, due 7/1/49	500,000	478,099
California School Finance Authority, Kipp Social Public Schools Project, Revenue Bonds
Series A
5.00%, due 7/1/34 (b)	600,000	612,201
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/51 (b)	1,790,000	1,410,971

	Principal Amount	Value
Long-Term Municipal Bonds
Education
California State University, Systemwide, Revenue Bonds
Series A
4.00%, due 11/1/38	$ 2,865,000	$ 2,908,452
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.875%, due 11/1/43	1,000,000	1,005,957
Irvine Unified School District, Community Facilities District No. 9, Special Tax
Series A
5.00%, due 9/1/36	550,000	584,937
Poway Unified School District, Community Facilities District No. 15, Special Tax
Insured: BAM
5.25%, due 9/1/52	1,750,000	1,915,736
University of California, Revenue Bonds
Series BE
4.00%, due 5/15/47	14,500,000	14,655,302
Series AV
5.25%, due 5/15/42	5,000,000	5,452,415
		61,393,876
General 2.0%
Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/26	1,000,000	1,038,562
Series A, Insured: AGM
5.00%, due 8/1/34	1,000,000	1,041,586
City of Irvine, Community Facilities District No. 2013-3, Special Tax
5.00%, due 9/1/49	1,385,000	1,398,490
City of Palm Desert, University Park, Special Tax
3.00%, due 9/1/31	315,000	297,873
4.00%, due 9/1/41	450,000	427,987
City of Rocklin, Community Facilities District No. 10, Special Tax
5.00%, due 9/1/39	1,125,000	1,153,726
City of San Mateo, Community Facilities District No. 2008-1, Special Tax
Insured: BAM
5.25%, due 9/1/40	4,000,000	4,452,879
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
4.00%, due 9/1/44	400,000	371,497
Corona Community Facilities District, Community Facilities District No. 2018-2, Special Tax
Series A
4.625%, due 9/1/37	600,000	618,009
Series A
5.00%, due 9/1/42	800,000	829,300
Mountain View Shoreline Regional Park Community, Tax Allocation
Series A, Insured: AGM
5.00%, due 8/1/36	1,645,000	1,821,282
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax
Series A-1, Insured: AGM
5.00%, due 9/1/42	1,500,000	1,657,220

	Principal Amount	Value
Long-Term Municipal Bonds
General
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax
Series A-1, Insured: AGM
5.25%, due 9/1/52	$ 1,000,000	$ 1,102,085
Riverside County Public Financing Authority, Desert Communities & Interstate 215 Corridor Projects, Tax Allocation
Series A, Insured: BAM
4.00%, due 10/1/40	1,000,000	1,005,462
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District No. 2, Special Assessment
4.00%, due 10/1/47	3,700,000	3,741,682
South Orange County Public Financing Authority, Special Tax, Senior Lien
Series A
5.00%, due 8/15/32	775,000	783,639
		21,741,279
General Obligation 35.4%
Alvord Unified School District, Election 2012, Unlimited General Obligation
Series A, Insured: AGM
5.25%, due 8/1/37	825,000	837,032
Banning Unified School District, Election of 2016, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/46	500,000	501,883
Brawley Union High School District, Election 2018, Unlimited General Obligation
Series A, Insured: BAM
5.00%, due 8/1/44	1,280,000	1,358,697
Cabrillo Unified School District, Election of 2018, Unlimited General Obligation
Series B, Insured: AGM-CR
5.00%, due 8/1/50	3,150,000	3,397,798
Central Union High School District, Election of 2016, Unlimited General Obligation
5.25%, due 8/1/46	2,000,000	2,133,384
Ceres Unified School District, Unlimited General Obligation
Insured: BAM
(zero coupon), due 8/1/37	500,000	285,638
Chaffey Joint Union High School District, Unlimited General Obligation
Series D
4.00%, due 8/1/49	5,000,000	5,036,040
Chino Valley Unified School District, Election 2016, Limited General Obligation
Series B, Insured: AGM-CR
3.375%, due 8/1/50	9,050,000	7,885,245
Chowchilla Elementary School District, Madera County, Unlimited General Obligation
Series B
5.00%, due 8/1/43	960,000	1,021,865
Clovis Unified School District, Unlimited General Obligation
Series B
5.25%, due 8/1/41	1,100,000	1,250,238
Series B
5.25%, due 8/1/42	1,000,000	1,131,832
Coalinga-Huron Joint Unified School District, Election of 2016, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/48	3,250,000	3,458,475

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
4.00%, due 7/1/33	$ 7,000,000	$ 6,561,411
Series A-1
4.00%, due 7/1/35	3,350,000	3,051,518
Series A-1
5.375%, due 7/1/25	2,000,873	2,048,230
Series A-1
5.625%, due 7/1/27	8,000,000	8,388,935
Series A-1
5.75%, due 7/1/31	4,800,000	5,216,205
Cuyama Joint Unified School District, Election of 2016, Unlimited General Obligation
Series B, Insured: AGM
5.25%, due 8/1/48	500,000	536,091
Denair Unified School District, Election of 2007, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/41	4,260,000	1,883,033
Desert Community College District, Unlimited General Obligation
Series A-1
4.00%, due 8/1/51	2,000,000	1,997,529
El Monte Union High School District, Unlimited General Obligation
Series A
4.00%, due 6/1/38	1,195,000	1,222,720
El Rancho Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: BAM
5.25%, due 8/1/46	2,745,000	2,935,234
Etiwanda School District, Unlimited General Obligation
Series C
5.25%, due 8/1/52	5,675,000	6,471,003
Fort Bragg Unified School District, Election of 2020, Unlimited General Obligation
Series B
5.50%, due 8/1/52	1,000,000	1,116,831
Fremont Union High School District, Unlimited General Obligation
Series B
5.00%, due 8/1/32	3,260,000	3,658,361
Fresno Unified School District, Election 2010, Unlimited General Obligation
Series F
4.00%, due 8/1/32	1,475,000	1,555,114
Glendale Community College District, Election of 2016, Unlimited General Obligation
Series B
3.00%, due 8/1/47	4,500,000	3,663,927
Grossmont-Cuyamaca Community College District, Election of 2012, Unlimited General Obligation
Series B
4.00%, due 8/1/47	3,000,000	3,009,641
Hartnell Community College District, Unlimited General Obligation
Series A
(zero coupon), due 8/1/37	2,500,000	1,375,487

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Healdsburg Unified School District, Unlimited General Obligation
Series A
4.60%, due 8/1/37	$ 4,405,000	$ 4,685,177
Holtville Unified School District, Unlimited General Obligation
Series A, Insured: AGM
5.00%, due 8/1/44	1,240,000	1,345,172
Huntington Beach City School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/44	1,525,000	1,539,015
Series B
4.00%, due 8/1/48	1,500,000	1,508,375
Inglewood Unified School District, Election of 2012, Unlimited General Obligation
Series B, Insured: BAM
5.00%, due 8/1/35	800,000	866,385
Inglewood Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/51	4,000,000	3,995,057
Jurupa Unified School District, Unlimited General Obligation
Series B
5.00%, due 8/1/37	1,000,000	1,089,937
Jurupa Unified School District, Election 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/43	1,675,000	1,693,976
Series C
5.25%, due 8/1/43	2,000,000	2,225,178
Kerman Unified School District, Election of 2016, Unlimited General Obligation
Insured: BAM
5.25%, due 8/1/46	1,755,000	1,893,265
Kern Community College District, Unlimited General Obligation
Series C
3.00%, due 8/1/46	5,000,000	4,108,156
Series D
5.25%, due 8/1/33	1,000,000	1,258,641
Series D
5.25%, due 8/1/34	700,000	870,397
Series D
5.25%, due 8/1/38	2,000,000	2,368,337
Series D
5.25%, due 8/1/39	1,400,000	1,648,746
Series D
5.25%, due 8/1/40	2,200,000	2,577,309
Kern Community College District, Election of 2016, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/46	3,000,000	2,464,893
Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation
Series C
5.75%, due 11/1/34	650,000	666,598

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Lemoore Union High School District, Election 2016, Unlimited General Obligation
Series A
5.50%, due 8/1/42	$ 560,000	$ 617,147
Lennox School District, Election 2016, Unlimited General Obligation
Insured: AGM
4.00%, due 8/1/47	3,000,000	3,007,211
Long Beach Community College District, Unlimited General Obligation
Series C
4.00%, due 8/1/49	3,000,000	3,004,124
Long Beach Unified School District, Unlimited General Obligation
Series A
4.00%, due 8/1/43	6,500,000	6,549,178
Los Angeles Community College District, Unlimited General Obligation
Series I
4.00%, due 8/1/33	2,865,000	3,029,231
Series I
4.00%, due 8/1/34	4,000,000	4,215,906
Los Angeles Unified School District, Unlimited General Obligation
Series A
5.00%, due 7/1/25	1,250,000	1,334,729
Series A
5.00%, due 7/1/32	1,500,000	1,800,327
Series A
5.00%, due 7/1/33	1,000,000	1,191,293
Series QRR
5.25%, due 7/1/47	7,500,000	8,689,372
Lucia Mar Unified School District, Election 2016, Unlimited General Obligation
Series C, Insured: BAM
3.00%, due 8/1/47	7,000,000	5,699,441
Marysville Joint Unified School District, Election 2008, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/35	1,500,000	914,472
Insured: AGM
(zero coupon), due 8/1/36	2,000,000	1,152,877
Insured: AGM
(zero coupon), due 8/1/37	2,000,000	1,094,520
Montebello Unified School District, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/47	1,500,000	1,698,870
Mount Diablo Unified School District, Unlimited General Obligation
Series B
4.00%, due 8/1/29	1,000,000	1,111,101
Mount San Jacinto Community College District, Election 2014, Unlimited General Obligation
Series B
4.00%, due 8/1/38	1,985,000	2,055,712
Needles Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/45	1,250,000	1,078,533

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
North Orange County Community College District, Election of 2014, Unlimited General Obligation
Series C
4.00%, due 8/1/47	$ 4,750,000	$ 4,830,477
Norwalk-La Mirada Unified School District, Election 2014, Unlimited General Obligation
Series E
3.00%, due 8/1/46	2,250,000	1,848,670
Ocean View School District of Orange County, Unlimited General Obligation
Series C, Insured: AGM
3.00%, due 8/1/47	3,040,000	2,475,186
Ontario Montclair School District, Election of 2016, Unlimited General Obligation
Series A
5.00%, due 8/1/46	7,765,000	8,299,675
Palomar Community College District, Election of 2006, Unlimited General Obligation
Series B
(zero coupon), due 8/1/39	2,000,000	2,267,623
Series D
5.25%, due 8/1/45	3,500,000	3,786,310
Peralta Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/39	3,000,000	3,019,211
Series D, Insured: AGM-CR
4.00%, due 8/1/39	1,250,000	1,257,993
Pleasant Valley School District, Election of 2018, Unlimited General Obligation
Series B
4.00%, due 8/1/46	2,250,000	2,261,797
Ravenswood City School District, Election 2018, Unlimited General Obligation
Insured: AGM
5.25%, due 8/1/45	3,500,000	3,937,970
Redwood City School District, Election 2015, Unlimited General Obligation
5.25%, due 8/1/44	2,000,000	2,226,467
Rio Hondo Community College District, Election 2004, Unlimited General Obligation
Series C
(zero coupon), due 8/1/42	2,000,000	2,397,801
Robla School District, Election 2018, Unlimited General Obligation
Series A, Insured: AGM
4.00%, due 8/1/40	2,070,000	2,095,404
Series A, Insured: AGM
5.00%, due 8/1/44	1,720,000	1,853,936
Sacramento City Unified School District, Election of 2020, Unlimited General Obligation
Series A, Insured: BAM
5.50%, due 8/1/52	3,500,000	3,992,469
Salinas Union High School District, Unlimited General Obligation
Series A
4.00%, due 8/1/47	4,300,000	4,335,758
San Bernardino City Unified School District, Election 2012, Unlimited General Obligation
Series C, Insured: AGM
5.00%, due 8/1/34	655,000	695,839

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
San Diego Unified School District, Election 2012, Unlimited General Obligation
Series I
4.00%, due 7/1/34	$ 1,000,000	$ 1,056,012
San Diego Unified School District, Election of 2018, Unlimited General Obligation
Series F-2
5.00%, due 7/1/40	3,020,000	3,456,963
San Francisco Bay Area Rapid Transit District, Election of 2016, Unlimited General Obligation
Series D-1
4.00%, due 8/1/47	10,250,000	10,439,491
Series D-1
5.25%, due 8/1/47	6,750,000	7,747,086
San Juan Unified School District, Election 2016, Unlimited General Obligation
5.00%, due 8/1/36	1,500,000	1,724,141
5.00%, due 8/1/38	1,800,000	2,047,039
San Juan Unified School District, Election of 2012, Unlimited General Obligation
Series N
4.00%, due 8/1/31	1,975,000	2,086,427
San Leandro Unified School District, Election 2016, Unlimited General Obligation
Series A, Insured: BAM
5.25%, due 8/1/42	1,000,000	1,085,924
San Luis Obispo County Community College District, Unlimited General Obligation
Series B
4.00%, due 8/1/43	2,250,000	2,276,922
San Rafael City Elementary School District, Election 2005, Unlimited General Obligation
Series C
4.00%, due 8/1/47	1,720,000	1,724,608
San Rafael City Elementary School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	1,250,000	1,395,671
San Rafael City High School District, Election of 2022, Unlimited General Obligation
Series A
5.25%, due 8/1/52	4,250,000	4,796,114
San Ysidro School District, Unlimited General Obligation
Insured: AGM
(zero coupon), due 8/1/47	3,000,000	830,184
Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
Series A
(zero coupon), due 8/1/36	1,000,000	1,289,860
Santa Clarita Community College District, Election of 2016, Unlimited General Obligation
5.25%, due 8/1/48	2,000,000	2,295,025
Santa Monica Community College District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/45	8,750,000	8,959,466
Series A
4.00%, due 8/1/47	1,250,000	1,259,460
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series B
4.00%, due 8/1/40	1,455,000	1,472,856

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Simi Valley Unified School District, Election 2016, Unlimited General Obligation
Series B
5.00%, due 8/1/42	$ 1,375,000	$ 1,489,639
Series B
5.00%, due 8/1/44	1,200,000	1,296,058
Solano County Community College District, Election 2012, Unlimited General Obligation
Series E, Insured: AGM-CR
3.50%, due 8/1/46	2,000,000	1,799,133
Southwestern Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/47	2,000,000	2,005,358
State of California, Unlimited General Obligation
4.00%, due 9/1/34	3,500,000	3,639,651
State of California, Various Purpose, Unlimited General Obligation
4.00%, due 3/1/36	3,395,000	3,597,960
4.00%, due 10/1/36	4,150,000	4,414,364
4.00%, due 11/1/36	2,500,000	2,651,905
4.00%, due 10/1/37	4,000,000	4,221,938
4.00%, due 10/1/37	4,445,000	4,691,629
4.00%, due 11/1/38	4,775,000	5,007,374
4.00%, due 10/1/39	3,500,000	3,626,684
4.00%, due 3/1/40	5,000,000	5,154,013
4.00%, due 9/1/42	6,250,000	6,440,608
4.00%, due 4/1/49	1,895,000	1,918,700
5.00%, due 11/1/28	5,000,000	5,802,223
5.00%, due 4/1/29	1,000,000	1,171,051
5.00%, due 4/1/30	1,780,000	2,125,514
5.00%, due 11/1/30	7,000,000	8,459,405
5.00%, due 10/1/31	1,475,000	1,811,087
5.00%, due 9/1/32	1,840,000	2,247,396
5.00%, due 9/1/42	3,550,000	4,119,939
5.25%, due 9/1/47	4,000,000	4,680,566
Sweetwater Union High School District, Unlimited General Obligation
Insured: BAM
4.00%, due 8/1/47	3,000,000	3,005,510
Temecula Valley Unified School District, Election 2012, Unlimited General Obligation
Series C
5.25%, due 8/1/44	1,000,000	1,064,620
Ukiah Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
5.50%, due 8/1/53	2,500,000	2,851,300
Vacaville Unified School District, Unlimited General Obligation
Series D
4.00%, due 8/1/42	1,000,000	1,010,549
Vacaville Unified School District, Election 2014, Unlimited General Obligation
Series D
4.00%, due 8/1/45	2,050,000	2,058,298

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Vacaville Unified School District, Election 2014, Unlimited General Obligation
Series C
5.00%, due 8/1/39	$ 500,000	$ 535,746
Series C
5.00%, due 8/1/40	1,225,000	1,310,524
Series C
5.00%, due 8/1/41	1,350,000	1,440,974
Series C
5.00%, due 8/1/42	1,000,000	1,067,503
Val Verde Unified School District, Election of 2020, Unlimited General Obligation
Series B, Insured: AGM
4.00%, due 8/1/51	1,000,000	1,007,367
West Valley-Mission Community College District, Unlimited General Obligation
Series A
4.00%, due 8/1/44	1,920,000	1,947,422
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/48	5,000,000	883,263
		376,119,161
Hospital 3.4%
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/42	500,000	516,478
Series A
5.00%, due 8/15/47	1,000,000	1,027,477
California Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds
4.125%, due 2/1/47	750,000	751,344
California Health Facilities Financing Authority, Kaiser Foundation Hospitals, Revenue Bonds
Series C
5.00%, due 6/1/41 (c)	750,000	875,122
California Health Facilities Financing Authority, Lucile Salter Packard Children's Hospital at Stanford, Revenue Bonds
Series A
4.00%, due 5/15/46	1,700,000	1,714,597
5.00%, due 11/15/56	1,000,000	1,040,044
California Health Facilities Financing Authority, Stanford Health Care Obligated Group, Revenue Bonds
Series A
5.00%, due 11/15/36	3,000,000	3,278,889
California Municipal Finance Authority, Community Medical Centers, Revenue Bonds
Series A
5.00%, due 2/1/27	1,100,000	1,188,126
Series A
5.00%, due 2/1/37	1,000,000	1,051,191
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/39 (b)	1,000,000	1,012,019

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
California Public Finance Authority, Hoag Memorial Hospital Presbyterian, Revenue Bonds
Series A
4.00%, due 7/15/51	$ 6,925,000	$ 6,944,751
California Statewide Communities Development Authority, Enloe Medical Center Obligated Group, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/15/42	1,000,000	1,082,400
Series A, Insured: AGM
5.25%, due 8/15/52	3,000,000	3,247,539
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
5.00%, due 1/1/48	2,250,000	2,326,270
Regents of the University of California Medical Center, Pooled, Revenue Bonds
Series P
5.00%, due 5/15/47	7,400,000	8,232,257
Washington Township Health Care District, Revenue Bonds
Series B
4.00%, due 7/1/36	1,380,000	1,339,341
		35,627,845
Housing 1.9%
California Community College Financing Authority, Orange Coast College Project, Revenue Bonds
5.00%, due 5/1/29	800,000	864,994
California Enterprise Development Authority, Provident Group-SDSU Properties LLC M@College Project, Revenue Bonds, First Tier
Series A
5.00%, due 8/1/55	1,000,000	1,019,715
California Municipal Finance Authority, Mobile Home Park Caritas Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 8/15/42	1,540,000	1,534,979
Series A
5.00%, due 8/15/29	805,000	868,884
Series A
5.00%, due 8/15/31	140,000	150,342
California Municipal Finance Authority, P3 Claremont Holdings LLC, Claremont Colleges Project, Revenue Bonds
Series A
5.00%, due 7/1/40 (b)	1,000,000	971,637
California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds
Series A
4.00%, due 11/15/37	1,320,000	1,322,029
California School Finance Authority, Sonoma County Junior College Project, Revenue Bonds
Series A
4.00%, due 11/1/36 (b)	2,000,000	1,808,303
California Statewide Communities Development Authority, CHF-Irvine LLC, Student Housing, Revenue Bonds
5.00%, due 5/15/40	1,000,000	1,020,861
5.00%, due 5/15/47	3,500,000	3,559,104
California Statewide Communities Development Authority, Provident Group Pomona Properties LLC Project, Revenue Bonds
Series A
5.75%, due 1/15/45 (b)	400,000	400,072

	Principal Amount	Value
Long-Term Municipal Bonds
Housing
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 7/1/45	$ 3,250,000	$ 2,837,672
Series A
5.00%, due 7/1/61	4,000,000	3,299,758
		19,658,350
Other Revenue 22.4%
Alameda County Transportation Commission, Measure BB, Revenue Bonds, Senior Lien
5.00%, due 3/1/45	2,500,000	2,867,239
California Community Choice Financing Authority, Clean Energy Project, Revenue Bonds (c)
Series A
4.00%, due 10/1/52	4,500,000	4,568,759
Series A-1
4.00%, due 5/1/53	3,905,000	3,966,981
Series B-1
5.00%, due 7/1/53	6,000,000	6,426,618
Series A-1
5.00%, due 12/1/53	5,500,000	5,875,195
California Community Choice Financing Authority, Clean Energy Project, Green Bond, Revenue Bonds
Series B-1
4.00%, due 2/1/52 (c)	11,565,000	11,730,627
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A1
4.00%, due 2/1/56 (b)	6,285,000	5,541,445
California Community Housing Agency, Fountains at Emerald, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (b)	2,700,000	1,932,982
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (b)	500,000	356,422
California County Tobacco Securitization Agency, Golden Gate Tobacco Funding Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/47	1,275,000	1,222,470
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/34	300,000	307,076
Series A
4.00%, due 6/1/35	500,000	506,325
Series A
4.00%, due 6/1/36	300,000	301,123
Series A
4.00%, due 6/1/37	275,000	274,690
Series A
4.00%, due 6/1/38	275,000	273,118
Series A
4.00%, due 6/1/39	350,000	344,618

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
California County Tobacco Securitization Agency, Tobacco Settlement, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/49	$ 2,500,000	$ 2,308,161
California Health Facilities Financing Authority, Lundquist Institute For Biomedical Innovation, Revenue Bonds
5.00%, due 9/1/30	1,300,000	1,413,011
5.00%, due 9/1/31	1,365,000	1,478,985
5.00%, due 9/1/32	1,435,000	1,544,795
5.00%, due 9/1/34	1,590,000	1,702,959
California Infrastructure & Economic Development Bank, Infrastructure State Revolving Fund, Revenue Bonds
Series A
5.00%, due 10/1/47	5,000,000	5,731,231
California Municipal Finance Authority, Asian Community Center of Sacramento Valley, Inc., Revenue Bonds
Insured: California Mortgage Insurance
5.00%, due 4/1/48	1,545,000	1,654,091
California Municipal Finance Authority, Orange County Civic Center Infrastructure Program, Revenue Bonds
Series A
5.00%, due 6/1/37	2,085,000	2,297,109
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (d)	9,000,000	8,929,129
California State Public Works Board, Revenue Bonds
Series C
5.00%, due 8/1/30	1,080,000	1,297,740
California State Public Works Board, Various Capital Projects, Revenue Bonds
Series C
5.00%, due 11/1/44	3,735,000	4,116,022
California Statewide Communities Development Authority, A Community of Seniors, Redwoods Project, Revenue Bonds
Series A, Insured: California Mortgage Insurance
5.375%, due 11/15/44	535,000	547,815
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (b)	500,000	507,249
California Statewide Financing Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (b)	10,000,000	547,001
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	1,500,000	261,948
City of Victorville, Electric, Revenue Bonds
Series A
5.00%, due 5/1/38	1,115,000	1,207,014
CMFA Special Finance Agency VIII, Elan Huntington Beach, Revenue Bonds, Senior Lien
Series A-1
3.00%, due 8/1/56 (b)	1,000,000	697,712
CSCDA Community Improvement Authority, 1818 Platinum Triangle-Anaheim, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 4/1/57 (b)	4,000,000	2,936,938

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
CSCDA Community Improvement Authority, Acacia on Santa Rosa Creek, Revenue Bonds, Senior Lien
Series A
4.00%, due 10/1/56 (b)	$ 2,000,000	$ 1,764,375
CSCDA Community Improvement Authority, City of Orange Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 3/1/57 (b)	4,800,000	3,377,256
CSCDA Community Improvement Authority, Dublin, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 2/1/57 (b)	1,250,000	891,056
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A
4.00%, due 9/1/56 (b)	7,000,000	5,807,196
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-1
2.65%, due 12/1/46 (b)	1,240,000	982,685
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (b)	4,500,000	3,381,913
Del Mar Race Track Authority, Revenue Bonds
5.00%, due 10/1/30	1,000,000	1,010,139
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	37,080,000	4,688,362
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series A-1
5.00%, due 6/1/51	7,165,000	7,621,937
Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series A
5.625%, due 6/1/47	1,025,000	973,595
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	1,100,000	1,112,767
5.50%, due 7/1/43	3,500,000	3,544,202
Imperial Irrigation District Electric System, Revenue Bonds
Series C
5.00%, due 11/1/37	1,000,000	1,071,628
Series B-2
5.00%, due 11/1/41	5,475,000	5,858,615
Indio Finance Authority, Revenue Bonds
Series A, Insured: BAM
4.50%, due 11/1/52	2,000,000	2,063,324
Series A, Insured: BAM
5.25%, due 11/1/42	1,500,000	1,718,574
Livermore Valley Water Financing Authority, Alameda County Flood Control & Water Conservation District Zone No. 7, Revenue Bonds
Series A
5.00%, due 7/1/47	3,945,000	4,274,596

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Lodi Public Financing Authority, Electric System, Revenue Bonds
Insured: AGM
5.00%, due 9/1/32	$ 1,650,000	$ 1,863,666
Los Angeles County Facilities, Inc., County of Los Angeles, Revenue Bonds
Series A
5.00%, due 12/1/38	1,910,000	2,102,522
Los Angeles County Metropolitan Transportation Authority, Sales Tax, Revenue Bonds
Series A
4.00%, due 6/1/36	3,000,000	3,253,349
Series A
4.00%, due 6/1/38	6,245,000	6,694,315
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,273,707
Series A
5.00%, due 10/1/32	3,140,000	3,269,151
Series A
5.00%, due 10/1/39	10,915,000	10,930,678
Montclair Financing Authority, Public Facilities Project, Revenue Bonds
Insured: AGM
5.00%, due 10/1/32	1,000,000	1,037,404
Orange County Local Transportation Authority, Sales Tax, Revenue Bonds
4.00%, due 2/15/38	10,000,000	10,387,740
Peninsula Corridor Joint Powers Board, Green Bond, Revenue Bonds
Series A
5.00%, due 6/1/47	4,750,000	5,338,933
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/46	1,860,000	513,094
Series A-1
4.50%, due 7/1/34	1,500,000	1,507,202
Series A-2
4.784%, due 7/1/58	4,707,000	4,501,259
Series A-1
5.00%, due 7/1/58	13,293,000	13,130,143
Riverside County Transportation Commission, Sales Tax, Revenue Bonds
Series B
4.00%, due 6/1/36	5,000,000	5,208,623
San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds
Series C, Insured: NATL-RE
5.50%, due 6/1/37	1,050,000	1,095,162
San Joaquin County Transportation Authority, Sales Tax Revenue, Revenue Bonds
Series K
5.00%, due 3/1/37	1,705,000	1,836,480
San Mateo Joint Powers Financing Authority, Capital Projects, Revenue Bonds
Series A
5.00%, due 7/15/43	3,000,000	3,284,920

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
South Bayside Waste Management Authority, Green Bond, Revenue Bonds
Series A, Insured: AGM
5.00%, due 9/1/40	$ 2,435,000	$ 2,673,945
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Revenue Bonds
Series A
5.00%, due 6/1/40	1,150,000	1,288,499
Series A
5.25%, due 6/1/46	1,000,000	1,127,508
Southern California Public Power Authority, Windy Point/Windy Flats Project, Revenue Bonds
Series 1
5.00%, due 7/1/30	3,125,000	3,196,146
Stockton Public Financing Authority, Water Revenue, Green Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 10/1/37	2,500,000	2,571,676
Series A, Insured: BAM
5.00%, due 10/1/32	1,275,000	1,452,257
Series A, Insured: BAM
5.00%, due 10/1/34	1,500,000	1,693,067
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/27	2,000,000	2,077,531
Series D
5.00%, due 11/15/33	2,300,000	2,375,122
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series A
5.00%, due 6/1/48	2,400,000	2,517,308
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (b)	1,500,000	1,385,577
Series A
5.00%, due 10/1/32	1,250,000	1,117,982
		238,521,784
Transportation 13.0%
Alameda Corridor Transportation Authority, Revenue Bonds
Series C, Insured: AGM
5.00%, due 10/1/52	3,500,000	3,866,339
Antonio B Won Pat International Airport Authority, Revenue Bonds (d)
Series C, Insured: AGM
6.00%, due 10/1/34	720,000	734,914
Series C, Insured: AGM
6.00%, due 10/1/34	280,000	285,800
Bay Area Toll Authority, Revenue Bonds
Series S-7
4.00%, due 4/1/35	3,500,000	3,666,889

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (d)
Series A, Insured: AGM
3.25%, due 12/31/32	$ 1,000,000	$ 978,163
Series A
5.00%, due 12/31/33	3,800,000	4,065,208
City of Long Beach, Airport System, Revenue Bonds
Series A, Insured: AGM
5.00%, due 6/1/33	550,000	661,984
Series A, Insured: AGM
5.00%, due 6/1/34	410,000	490,306
Series B, Insured: AGM
5.00%, due 6/1/35	310,000	366,547
Series A, Insured: AGM
5.00%, due 6/1/36	800,000	928,396
Series A, Insured: AGM
5.00%, due 6/1/37	750,000	859,151
Series A, Insured: AGM
5.00%, due 6/1/38	750,000	851,234
Series A, Insured: AGM
5.00%, due 6/1/39	500,000	565,697
Series B, Insured: AGM
5.00%, due 6/1/40	750,000	845,426
City of Long Beach, Harbor, Revenue Bonds
Series A
5.00%, due 5/15/37	3,475,000	3,912,391
Series A
5.00%, due 5/15/40 (d)	4,915,000	5,120,932
City of Los Angeles, Department of Airports, Revenue Bonds
Series D
3.00%, due 5/15/39 (d)	105,000	105,399
Series D
3.00%, due 5/15/39 (d)	2,395,000	2,126,692
Series D
5.00%, due 5/15/31 (d)	2,815,000	3,152,322
Series C
5.00%, due 5/15/32 (d)	1,000,000	1,162,119
Series B
5.00%, due 5/15/34 (d)	4,625,000	5,046,939
Series D
5.00%, due 5/15/35 (d)	2,000,000	2,171,034
Series A
5.00%, due 5/15/36	3,500,000	3,996,075
5.00%, due 5/15/38 (d)	1,000,000	1,073,635
5.00%, due 5/15/41 (d)	3,080,000	3,160,874
Series A
5.25%, due 5/15/48 (d)	1,375,000	1,447,513

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
4.00%, due 5/15/47 (d)	$ 2,000,000	$ 1,949,502
Series C
5.00%, due 5/15/29 (d)	5,000,000	5,631,223
Series I
5.00%, due 5/15/48	6,175,000	6,915,722
Series H
5.25%, due 5/15/47 (d)	4,100,000	4,480,746
Series G
5.50%, due 5/15/37 (d)	1,500,000	1,733,553
Series G
5.50%, due 5/15/38 (d)	5,000,000	5,760,131
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	7,270,000	7,100,675
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds (d)
Series A
5.00%, due 3/1/30	1,855,000	2,083,772
Series A
5.00%, due 3/1/47	6,890,000	7,103,374
Peninsula Corridor Joint Powers Board, Farebox, Revenue Bonds
Series A
5.00%, due 10/1/44	4,035,000	4,265,404
Port of Oakland, Revenue Bonds
5.00%, due 5/1/29 (d)	1,900,000	2,124,732
Puerto Rico Highway & Transportation Authority, Revenue Bonds
Series B
(zero coupon), due 7/1/32	6,000,000	3,780,000
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1, Insured: BAM
3.00%, due 6/1/49	5,000,000	4,081,841
San Diego County Regional Airport Authority, Revenue Bonds
Series B
5.00%, due 7/1/33 (d)	2,000,000	2,265,191
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds
Series A
5.00%, due 5/1/49 (d)	3,460,000	3,604,080
San Francisco City & County Airport Commission, San Francisco International Airport, Revenue Bonds, Second Series
Series B
4.00%, due 5/1/52	2,000,000	2,008,945
Series H
5.00%, due 5/1/27 (d)	7,000,000	7,603,139
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series B
5.25%, due 1/15/44	9,750,000	9,939,757

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	$ 3,948,000	$ 3,841,053
		137,914,819
Utilities 1.3%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/27	1,230,000	1,327,575
Series A
5.00%, due 10/1/33	1,000,000	1,062,882
Series A
5.00%, due 10/1/40	1,000,000	1,034,502
Modesto Irrigation District, Electric System, Revenue Bonds
Series A
5.00%, due 10/1/40	1,690,000	1,765,394
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGC
4.25%, due 7/1/27	460,000	449,334
Series UU, Insured: AGM
5.00%, due 7/1/24	225,000	226,624
Series XX
5.25%, due 7/1/40 (e)(f)	1,000,000	702,500
Sacramento Municipal Utility District, Revenue Bonds
Series H
5.00%, due 8/15/38	4,340,000	4,963,570
San Francisco City & County Public Utilities Commission Power, Green Bonds, Revenue Bonds
Series A
4.00%, due 11/1/45	1,920,000	1,935,324
		13,467,705
Water & Sewer 6.5%
City of Oxnard, Wastewater, Revenue Bonds
Insured: BAM
4.00%, due 6/1/32	1,920,000	2,072,688
Insured: BAM
4.00%, due 6/1/34	2,080,000	2,209,104
Insured: BAM
5.00%, due 6/1/30	1,340,000	1,526,196
City of Vernon, Water System, Revenue Bonds
Series A, Insured: AGM
3.375%, due 8/1/40	650,000	593,771
Series A, Insured: AGM
3.50%, due 8/1/45	725,000	638,417
Series A, Insured: AGM
5.00%, due 8/1/35	1,000,000	1,127,889

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Colton Utility Authority, Revenue Bonds
Insured: AGM
4.00%, due 3/1/47	$ 2,500,000	$ 2,506,989
East Bay Municipal Utility District, Water System, Revenue Bonds
Series A
4.00%, due 6/1/33	1,060,000	1,098,058
Series A
5.00%, due 6/1/49	3,500,000	3,855,501
East Bay Municipal Utility District Water System, Green Bonds, Revenue Bonds
Series A
5.00%, due 6/1/37	3,000,000	3,567,223
Series A
5.00%, due 6/1/38	1,800,000	2,125,331
Eastern Municipal Water District, Water & Wastewater, Revenue Bonds
Series A
5.00%, due 7/1/45	2,850,000	3,044,206
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 1/1/46	6,290,000	6,372,695
Series A
5.00%, due 1/1/50	2,500,000	2,573,492
Los Angeles Department of Water & Power, Revenue Bonds
Series C
5.00%, due 7/1/40	2,000,000	2,270,216
Series C
5.00%, due 7/1/41	1,035,000	1,197,443
Series B
5.00%, due 7/1/46	1,575,000	1,762,626
Series A
5.00%, due 7/1/47	1,250,000	1,389,062
Metropolitan Water District of Southern California, Waterworks, Revenue Bonds
Series A
5.00%, due 10/1/46	3,500,000	3,941,746
Oxnard Financing Authority, Waste Water, Revenue Bonds
Insured: AGM
5.00%, due 6/1/34	1,000,000	1,030,598
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (b)
Series B
5.00%, due 7/1/33	8,000,000	8,225,358
Series B
5.00%, due 7/1/37	2,225,000	2,263,089
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (b)
Series 2020A
5.00%, due 7/1/30	1,330,000	1,374,017
Series A
5.00%, due 7/1/33	900,000	925,353
Series A
5.00%, due 7/1/37	900,000	915,419

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (b)
Series A
5.00%, due 7/1/37	$ 3,300,000	$ 3,361,903
Series A
5.00%, due 7/1/47	1,295,000	1,282,329
San Diego County Water Authority, Revenue Bonds
Series A
5.00%, due 5/1/52	2,065,000	2,321,480
San Joaquin Area Flood Control Agency, California Smith Canal Area Assessment, Special Assessment
Insured: AGM
3.375%, due 10/1/45	1,250,000	1,106,726
Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds
4.00%, due 8/1/36	2,025,000	2,102,825
Watereuse Finance Authority, Vallejo Sanitation And Flood Control District Refunding Program, Revenue Bonds
Series A
5.50%, due 5/1/36	500,000	516,731
		69,298,481
Total Long-Term Municipal Bonds (Cost $980,789,181)		995,306,902
Short-Term Municipal Notes 0.5%
Other Revenue 0.5%
California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Revenue Bonds
Series A
3.65%, due 1/1/50 (b)(d)(g)	6,000,000	5,999,903
Total Short-Term Municipal Notes (Cost $6,000,000)		5,999,903
Total Municipal Bonds (Cost $986,789,181)		1,001,306,805
Total Investments (Cost $986,789,181)	94.2%	1,001,306,805
Other Assets, Less Liabilities	5.8	61,283,097
Net Assets	100.0%	$ 1,062,589,902

†	Percentages indicated are based on Fund net assets.
(a)	Step coupon—Rate shown was the rate in effect as of January 31, 2023.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(d)	Interest on these securities was subject to alternative minimum tax.
(e)	Issue in default.
(f)	Issue in non-accrual status.

(g)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(765)	March 2023	$ (92,953,588)	$ (92,720,391)	$ 233,197
U.S. Treasury Long Bonds	(230)	March 2023	(29,849,147)	(29,871,250)	(22,103)
Net Unrealized Appreciation					$ 211,094

1.	As of January 31, 2023, cash in the amount of $3,069,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
NATL-RE—National Public Finance Guarantee Corp.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 995,306,902	$ —	$ 995,306,902
Short-Term Municipal Notes	—	5,999,903	—	5,999,903
Total Municipal Bonds	—	1,001,306,805	—	1,001,306,805
Other Financial Instruments
Futures Contracts (b)	233,197	—	—	233,197
Total Investments in Securities and Other Financial Instruments	$ 233,197	$ 1,001,306,805	$ —	$ 1,001,540,002
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (22,103)	$ —	$ —	$ (22,103)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC Growth Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 98.4%
Aerospace & Defense 2.4%
Airbus SE, ADR	151,917	$ 4,758,041
General Dynamics Corp.	27,855	6,491,886
Northrop Grumman Corp.	13,181	5,905,615
		17,155,542
Automobiles 0.5%
Tesla, Inc. (a)	19,758	3,422,481
Beverages 0.9%
Constellation Brands, Inc., Class A	29,373	6,800,437
Capital Markets 4.0%
Blackstone, Inc.	67,835	6,509,447
Charles Schwab Corp. (The)	123,368	9,551,151
S&P Global, Inc.	33,844	12,689,469
		28,750,067
Consumer Finance 1.5%
American Express Co.	62,566	10,944,670
Energy Equipment & Services 1.7%
Schlumberger Ltd.	220,329	12,554,346
Equity Real Estate Investment Trusts 1.8%
American Tower Corp.	43,104	9,629,002
Equinix, Inc.	5,151	3,802,108
		13,431,110
Health Care Equipment & Supplies 4.7%
Align Technology, Inc. (a)	16,272	4,389,047
Boston Scientific Corp. (a)	284,841	13,173,896
Insulet Corp. (a)	26,510	7,616,853
Stryker Corp.	36,645	9,300,868
		34,480,664
Health Care Providers & Services 3.8%
Elevance Health, Inc.	14,095	7,047,359
UnitedHealth Group, Inc.	41,510	20,721,377
		27,768,736
Hotels, Restaurants & Leisure 2.4%
Airbnb, Inc., Class A (a)	75,511	8,390,027
Hilton Worldwide Holdings, Inc.	59,999	8,705,255
		17,095,282
Insurance 1.9%
Marsh & McLennan Cos., Inc.	41,405	7,242,149

	Shares	Value
Common Stocks
Insurance
Progressive Corp. (The)	47,509	$ 6,477,852
		13,720,001
Interactive Media & Services 6.4%
Alphabet, Inc., Class C (a)	395,483	39,496,887
ZoomInfo Technologies, Inc., Class A (a)	262,861	7,420,566
		46,917,453
Internet & Direct Marketing Retail 6.0%
Amazon.com, Inc. (a)	353,622	36,469,037
Etsy, Inc. (a)	54,984	7,564,699
		44,033,736
IT Services 14.4%
Block, Inc., Class A (a)	120,521	9,848,976
Fidelity National Information Services, Inc.	90,221	6,770,184
FleetCor Technologies, Inc. (a)	59,552	12,435,053
Global Payments, Inc.	113,397	12,782,110
Mastercard, Inc., Class A	90,399	33,501,869
MongoDB, Inc. (a)	39,024	8,359,331
Okta, Inc. (a)	61,055	4,494,259
Snowflake, Inc., Class A (a)	10,852	1,697,687
VeriSign, Inc. (a)	16,769	3,656,480
Visa, Inc., Class A	49,915	11,490,932
		105,036,881
Life Sciences Tools & Services 3.9%
Agilent Technologies, Inc.	61,539	9,358,851
Danaher Corp.	27,544	7,282,083
Illumina, Inc. (a)	32,468	6,954,645
Mettler-Toledo International, Inc. (a)	3,117	4,778,112
		28,373,691
Machinery 0.3%
IDEX Corp.	9,943	2,383,138
Personal Products 0.9%
Estee Lauder Cos., Inc. (The), Class A	23,395	6,482,287
Pharmaceuticals 1.6%
Zoetis, Inc.	68,113	11,272,020
Professional Services 2.9%
Equifax, Inc.	46,198	10,265,196
TransUnion	154,647	11,095,922
		21,361,118

	Shares	Value
Common Stocks
Road & Rail 1.2%
Uber Technologies, Inc. (a)	292,635	$ 9,051,201
Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc. (a)	67,723	5,089,383
ASML Holding NV (Registered)	7,109	4,697,912
Marvell Technology, Inc.	120,770	5,211,226
Microchip Technology, Inc.	110,044	8,541,615
Monolithic Power Systems, Inc.	7,368	3,142,894
NVIDIA Corp.	97,783	19,103,865
		45,786,895
Software 16.5%
Atlassian Corp., Class A (a)	47,441	7,667,414
Autodesk, Inc. (a)	34,094	7,335,665
Ceridian HCM Holding, Inc. (a)	95,540	6,905,631
Intuit, Inc.	14,640	6,187,889
Microsoft Corp.	286,969	71,113,788
nCino, Inc. (a)	79,915	2,285,569
Salesforce, Inc. (a)	70,976	11,921,839
ServiceNow, Inc. (a)	15,487	7,048,598
		120,466,393
Specialty Retail 1.5%
TJX Cos., Inc. (The)	133,412	10,921,106
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	433,638	62,569,627
Textiles, Apparel & Luxury Goods 2.3%
Lululemon Athletica, Inc. (a)	26,348	8,085,674
NIKE, Inc., Class B	66,734	8,497,240
		16,582,914
Total Common Stocks (Cost $582,737,827)		717,361,796
Short-Term Investment 1.6%
Affiliated Investment Company 1.6%
MainStay U.S. Government Liquidity Fund, 4.307% (b)	11,974,550	11,974,550
Total Short-Term Investment (Cost $11,974,550)		11,974,550
Total Investments (Cost $594,712,377)	100.0%	729,336,346
Other Assets, Less Liabilities	(0.0)‡	(348,980)
Net Assets	100.0%	$ 728,987,366

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 19,516	$ 38,375	$ (45,916)	$ —	$ —	$ 11,975	$ 209	$ —	11,975
Abbreviation(s):
ADR—American Depositary Receipt
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 717,361,796	$ —	$ —	$ 717,361,796
Short-Term Investment
Affiliated Investment Company	11,974,550	—	—	11,974,550
Total Investments in Securities	$ 729,336,346	$ —	$ —	$ 729,336,346

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay High Yield Municipal Bond Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Municipal Bonds 96.8%
Long-Term Municipal Bonds 93.7%
Alabama 1.1%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds
5.75%, due 6/1/45	$ 1,250,000	$ 1,132,044
Cooper Green Mercy Health Services Authority, County of Jefferson Indigent Care Fund, Revenue Bonds
Series A
5.25%, due 9/1/42	5,000,000	5,474,786
County of Jefferson, Sewer, Revenue Bonds, Senior Lien
Series A, Insured: AGM
5.50%, due 10/1/53	11,710,000	12,069,456
County of Jefferson, Sewer, Revenue Bonds, Sub. Lien
Series D
6.00%, due 10/1/42	2,500,000	2,671,120
Lower Alabama Gas District (The), Revenue Bonds
Series A
5.00%, due 9/1/46	17,660,000	18,569,257
Montgomery Educational Building Authority, Faulkner University, Revenue Bonds
Series A
5.00%, due 10/1/43	4,830,000	4,886,543
Prichard Water Works & Sewer Board, Revenue Bonds
4.00%, due 11/1/49	6,000,000	3,020,793
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Revenue Bonds (a)
Series A
4.50%, due 5/1/32	6,925,722	6,334,210
Series A
5.25%, due 5/1/44	38,390,000	34,319,243
		88,477,452
Alaska 0.3%
Alaska Industrial Development & Export Authority, Tanana Chiefs Conference Project, Revenue Bonds
Series A
4.00%, due 10/1/44	15,640,000	15,283,757
Alaska Industrial Development & Export Authority, Interior Gas Utility Project, Revenue Bonds
Series A
5.00%, due 6/1/40	1,795,000	1,803,975
Series A
5.00%, due 6/1/50	3,485,000	3,444,745
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series A, Class 1
4.00%, due 6/1/50	2,255,000	2,058,717
		22,591,194
Arizona 1.7%
Arizona Industrial Development Authority, GreatHearts Arizona Project, Revenue Bonds
Series A, Insured: SD CRED PROG
3.00%, due 7/1/46	4,315,000	3,411,481
Series A, Insured: SD CRED PROG
3.00%, due 7/1/52	9,625,000	7,217,400

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
Arizona Industrial Development Authority, Provident Group, NCCU Properties LLC, Central University Project, Revenue Bonds
Series A, Insured: BAM
4.00%, due 6/1/44	$ 2,500,000	$ 2,517,952
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC, Revenue Bonds
Series A
4.00%, due 11/1/45	5,545,000	5,153,257
Series A
4.00%, due 11/1/46	1,000,000	923,530
Series A
4.00%, due 11/1/51	3,405,000	3,069,001
Arizona Industrial Development Authority, University of Indianapolis, Health Pavilion Project, Revenue Bonds
Series A
4.00%, due 10/1/49	1,000,000	906,420
Series A
5.00%, due 10/1/45	1,875,000	1,944,876
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
4.00%, due 11/1/49	5,115,000	4,650,010
Series A
4.00%, due 11/1/50	910,000	823,748
Arizona Industrial Development Authority, Macombs Facility Project, Revenue Bonds
Series A
4.00%, due 7/1/61	6,250,000	5,124,095
Arizona Industrial Development Authority, Jerome Facility Project, Revenue Bonds
Series B
4.00%, due 7/1/61	1,000,000	819,855
Arizona Industrial Development Authority, Idaho State Tax Commission, Linder Village Project, Revenue Bonds
5.00%, due 6/1/31 (a)	4,000,000	4,047,233
Arizona Industrial Development Authority, Arizona Agribusiness and Equine Center, Inc., Revenue Bonds (a)
Series B
5.00%, due 3/1/37	3,280,000	3,237,474
Series B
5.00%, due 3/1/42	3,435,000	3,268,529
Arizona Industrial Development Authority, Provident Group-NCCU Properties LLC, Revenue Bonds
Insured: BAM
5.00%, due 6/1/49	2,650,000	2,856,169
Insured: BAM
5.00%, due 6/1/54	2,850,000	3,059,035
Arizona Industrial Development Authority, Mater Academy of Nevada, Bonanza Campus Project, Revenue Bonds
Series A
5.00%, due 12/15/50 (a)	1,500,000	1,443,206
Arizona Industrial Development Authority, Provident Group, Eastern Michigan University Parking Project, Revenue Bonds
5.00%, due 5/1/51	1,000,000	678,439
Arizona Industrial Development Authority, Basis Schools Project, Revenue Bonds
Series A
5.375%, due 7/1/50 (a)	1,500,000	1,486,115
Arizona Industrial Development Authority, American Charter Schools Foundation, Revenue Bonds (a)
6.00%, due 7/1/37	3,035,000	3,159,817
6.00%, due 7/1/47	6,685,000	6,863,888

	Principal Amount	Value
Long-Term Municipal Bonds
Arizona
City of Phoenix, Downtown Phoenix Student Housing LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	$ 1,000,000	$ 1,020,859
City of Phoenix, Villa Montessori, Inc. Project, Revenue Bonds
5.00%, due 7/1/45	2,150,000	2,188,582
City of Phoenix, Basis Schools Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/45	1,000,000	957,083
Series A
5.00%, due 7/1/46	3,870,000	3,685,227
City of Phoenix, Downtown Phoenix Student Housing II LLC, Revenue Bonds
Series A
5.00%, due 7/1/59	2,200,000	2,203,491
City of Phoenix, Espiritu Community Development Corp., Revenue Bonds
Series A
6.25%, due 7/1/36	845,000	818,154
Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
6.00%, due 7/1/43 (a)	2,450,000	2,484,723
Glendale Industrial Development Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.125%, due 7/1/33 (b)	2,000,000	1,755,338
Glendale Industrial Development Authority, People of Faith, Inc. Obligated Group, Revenue Bonds
Series A
5.00%, due 5/15/56	8,250,000	7,347,388
Industrial Development Authority of the County of Pima (The), American Leadership Academy, Inc., Revenue Bonds (a)
4.00%, due 6/15/41	3,500,000	2,969,746
4.00%, due 6/15/51	6,500,000	5,037,738
Industrial Development Authority of the County of Pima (The), Charter Schools Project, Revenue Bonds
Series Q
5.375%, due 7/1/31	1,145,000	1,145,048
Industrial Development Authority of the County of Pima (The), American Leadership AC, Revenue Bonds
5.625%, due 6/15/45 (a)	3,735,000	3,768,875
Maricopa County Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds
Series A
4.00%, due 7/1/51 (a)	1,750,000	1,374,808
Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds
5.00%, due 7/1/35	3,000,000	2,989,386
Maricopa County Pollution Control Corp., El Paso Electric Co. Project, Revenue Bonds
Series A
3.60%, due 2/1/40	14,000,000	12,831,834
Series B
3.60%, due 4/1/40	8,750,000	8,014,673
Pinal County Industrial Development Authority, WOF SW GGP 1 LLC, Revenue Bonds (b)
Series A
5.50%, due 10/1/33 (a)	7,673,000	7,315,229
Series B
5.50%, due 10/1/33	2,000,000	1,906,746
		136,476,458

	Principal Amount	Value
Long-Term Municipal Bonds
Arkansas 0.9%
Arkansas Development Finance Authority, Washington Regional Medical Center, Revenue Bonds
4.00%, due 2/1/42	$ 4,540,000	$ 4,356,335
Arkansas Development Finance Authority, Baptist Health, Revenue Bonds
4.00%, due 12/1/44	650,000	645,268
Arkansas Development Finance Authority, Big River Steel Project, Revenue Bonds (a)(b)
4.50%, due 9/1/49	56,200,000	50,940,574
Series A
4.75%, due 9/1/49	17,200,000	16,209,154
		72,151,331
California 7.7%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 10/1/35	3,440,000	2,188,346
Bassett Unified School District, Capital Appreciation, Election 2004, Unlimited General Obligation
Series C, Insured: NATL-RE
(zero coupon), due 8/1/41	2,050,000	908,209
Series C, Insured: NATL-RE
(zero coupon), due 8/1/42	2,000,000	840,225
California Community Housing Agency, Summit at Sausalito Apartments, Revenue Bonds
Series A-1
3.00%, due 2/1/57 (a)	5,000,000	3,564,222
California Community Housing Agency, Essential Housing, Revenue Bonds, Senior Lien
Series A1
4.00%, due 2/1/56 (a)	25,000,000	22,042,342
California Community Housing Agency, Annadel Apartments, Revenue Bonds
Series A
5.00%, due 4/1/49 (a)	12,150,000	10,874,857
California Community Housing Agency, Verdant at Green Valley Apartments, Revenue Bonds
Series A
5.00%, due 8/1/49 (a)	5,000,000	4,878,096
California Community Housing Agency, Essential Housing, Serenity at Larkspur Apartments, Revenue Bonds
Series A
5.00%, due 2/1/50 (a)	5,045,000	4,878,177
California Health Facilities Financing Authority, CommonSpirit Health, Revenue Bonds
Series A
4.00%, due 4/1/49	7,505,000	6,982,101
California Health Facilities Financing Authority, Children's Hospital Los Angeles Obligated Group, Revenue Bonds
Series A
5.00%, due 8/15/47	5,265,000	5,409,666
California Infrastructure & Economic Development Bank, Equitable School Revolving Fund LLC Obligated Group, Revenue Bonds
Series B
4.00%, due 11/1/46	3,060,000	2,868,367
California Infrastructure & Economic Development Bank, WFCS Portfolio Projects, Revenue Bonds
Series A-1
5.00%, due 1/1/55 (a)	3,225,000	2,732,698

	Principal Amount	Value
Long-Term Municipal Bonds
California
California Municipal Finance Authority, Orchard Park Student Housing Project, Revenue Bonds
Insured: BAM
3.00%, due 5/15/54	$ 4,400,000	$ 3,446,926
California Municipal Finance Authority, LINXS APM Project, Revenue Bonds, Senior Lien (b)
Series A, Insured: AGM
3.25%, due 12/31/32	5,965,000	5,834,744
Series A
5.00%, due 12/31/43	5,745,000	5,869,334
California Municipal Finance Authority, United Airlines, Inc. Project, Revenue Bonds
4.00%, due 7/15/29 (b)	18,775,000	18,627,154
California Municipal Finance Authority, HumanGood California Obligated Group, Revenue Bonds
4.00%, due 10/1/49	1,785,000	1,755,219
California Municipal Finance Authority, William Jessup University, Revenue Bonds (a)
5.00%, due 8/1/28	1,000,000	1,015,521
5.00%, due 8/1/48	2,675,000	2,451,708
California Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects (The), Revenue Bonds
Series A
5.00%, due 7/1/46 (a)	2,665,000	2,444,687
California Municipal Finance Authority, CHF-Davis I LLC, West Village Student Housing Project, Revenue Bonds
5.00%, due 5/15/48	19,500,000	19,817,532
5.00%, due 5/15/51	19,500,000	19,772,267
California Municipal Finance Authority, Healthright 360, Revenue Bonds
Series A
5.00%, due 11/1/49 (a)	2,000,000	1,998,900
California Municipal Finance Authority, Partnerships to Uplift Community Project, Revenue Bonds
Series A
5.30%, due 8/1/47	1,525,000	1,450,778
California Municipal Finance Authority, Baptist University, Revenue Bonds
Series A
5.375%, due 11/1/40 (a)	3,000,000	3,056,034
California Public Finance Authority, Enso Village Project, Revenue Bonds (a)
Series B-2
2.375%, due 11/15/28	1,500,000	1,414,526
Series A
5.00%, due 11/15/51	725,000	642,378
California Public Finance Authority, California University of Science & Medicine Obligated Group, Revenue Bonds
Series A
6.25%, due 7/1/54 (a)	5,515,000	5,884,564
California Public Finance Authority, California University of Science & Medicine, Revenue Bonds
7.50%, due 7/1/36 (a)	9,500,000	9,552,509
California School Finance Authority, Sonoma County Junior College District Project, Revenue Bonds
Series A
2.75%, due 11/1/60 (a)	9,700,000	7,743,455
California School Finance Authority, Granada Hills Charter High School Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/48 (a)	675,000	601,827

	Principal Amount	Value
Long-Term Municipal Bonds
California
California School Finance Authority, Vista Charter Public Schools, Revenue Bonds
Series A
4.00%, due 6/1/61 (a)	$ 4,750,000	$ 3,567,861
California School Finance Authority, Hawking STEAM Charter Schools, Inc., Revenue Bonds
Series A
5.00%, due 7/1/42 (a)	1,360,000	1,354,921
California School Finance Authority, High Tech High Learning Project, Revenue Bonds
Series A
5.00%, due 7/1/49 (a)	3,000,000	2,868,592
California School Finance Authority, Aspire Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 8/1/50 (a)	1,800,000	1,827,795
California School Finance Authority, Teach Public Schools Obligated Group, Revenue Bonds
Series A
5.00%, due 6/1/58 (a)	2,000,000	1,916,785
California Statewide Communities Development Authority, Community Infrastructure Program, Special Assessment
Series 2021 A
4.00%, due 9/2/41	1,990,000	1,832,694
California Statewide Communities Development Authority, Methodist Hospital of Southern California, Revenue Bonds
4.375%, due 1/1/48	2,185,000	2,161,070
5.00%, due 1/1/48	7,250,000	7,495,759
California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/36	2,250,000	2,256,685
Series A
5.00%, due 6/1/46	2,000,000	1,940,896
California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds (a)
Series A
5.00%, due 12/1/46	18,420,000	17,971,898
Series A
5.25%, due 12/1/56	3,970,000	3,978,185
California Statewide Communities Development Authority, Irvine Campus Apartments, Revenue Bonds
5.00%, due 5/15/50	2,000,000	2,029,100
California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
5.625%, due 11/1/33	680,000	684,510
5.875%, due 11/1/43	435,000	437,591
California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
Series A
6.375%, due 11/1/43 (a)	3,235,000	3,281,900
California Statewide Financing Authority, Tobacco Settlement Asset-Backed, Revenue Bonds
Series C
(zero coupon), due 6/1/55 (a)	125,700,000	6,875,803
Cathedral City Public Financing Authority, Capital Appreciation, Tax Allocation
Series A, Insured: NATL-RE
(zero coupon), due 8/1/23	925,000	913,035
Series A, Insured: NATL-RE
(zero coupon), due 8/1/26	1,085,000	984,885

	Principal Amount	Value
Long-Term Municipal Bonds
California
City of Los Angeles, Department of Airports, Revenue Bonds, Senior Lien
Series G
5.00%, due 5/15/47 (b)	$ 6,000,000	$ 6,446,934
City of South San Francisco, Community Facilities District No. 2021-01, Special Tax
5.00%, due 9/1/52	1,500,000	1,552,930
CMFA Special Finance Agency XII, Allure Apartments, Revenue Bonds, Senior Lien
Series A-1
3.25%, due 2/1/57 (a)	1,500,000	1,072,106
CSCDA Community Improvement Authority, Pasadena Portfolio, Revenue Bonds, Senior Lien
Series A-2
3.00%, due 12/1/56 (a)	2,750,000	1,961,811
CSCDA Community Improvement Authority, Theo Pasadena, Revenue Bonds, Senior Lien
Series A-2
3.25%, due 5/1/57 (a)	11,350,000	8,529,936
CSCDA Community Improvement Authority, Parrallel-Anaheim, Revenue Bonds
Series A
4.00%, due 8/1/56 (a)	6,040,000	5,211,892
CSCDA Community Improvement Authority, Oceanaire Long Beach, Revenue Bonds
Series A
4.00%, due 9/1/56 (a)	10,160,000	8,428,730
CSCDA Community Improvement Authority, Altana Glendale, Revenue Bonds
Series A
4.00%, due 10/1/56 (a)	9,200,000	7,222,855
CSCDA Community Improvement Authority, Escondido Portfolio, Revenue Bonds, Senior Lien
Series A-2
4.00%, due 6/1/58 (a)	4,750,000	3,858,422
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
Series B-2, Insured: AGM-CR
3.50%, due 1/15/53 (c)	13,415,000	11,992,567
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Junior Lien
Series C, Insured: AGM-CR
4.00%, due 1/15/43	17,154,000	17,265,961
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/46	27,629,000	26,985,496
Series A, Insured: AGM-CR
4.00%, due 1/15/46	28,120,000	28,141,678
Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66 (d)	978,415,000	123,709,912
Golden State Tobacco Securitization Corp., Tobacco Settlement, Revenue Bonds
Series B-1
3.85%, due 6/1/50	1,500,000	1,361,662
Hastings Campus Housing Finance Authority, Green Bond, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/61 (a)	52,100,000	42,979,343

	Principal Amount	Value
Long-Term Municipal Bonds
California
Inland Empire Tobacco Securitization Corp., Revenue Bonds
Series D
(zero coupon), due 6/1/57	$ 249,420,000	$ 18,769,728
Riverside County Transportation Commission, Revenue Bonds, Senior Lien
Series B-1
3.00%, due 6/1/49	1,945,000	1,521,983
Series A
5.75%, due 6/1/48	1,480,000	1,496,702
Rohnerville School District, Election 2010, Unlimited General Obligation
Series B, Insured: AGM
(zero coupon), due 8/1/42	1,000,000	441,608
Series B, Insured: AGM
(zero coupon), due 8/1/47	1,000,000	342,963
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.00%, due 7/1/56 (b)	5,865,000	5,505,626
San Francisco City & County Redevelopment Agency, Community Facilities District No. 6 Bay Public, Special Tax
Series C
(zero coupon), due 8/1/37	5,015,000	2,189,606
Series C
(zero coupon), due 8/1/38	2,000,000	817,119
San Joaquin Hills Transportation Corridor Agency, Revenue Bonds, Senior Lien
Series A
4.00%, due 1/15/50	7,300,000	7,102,250
Santa Ana Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series B, Insured: AGC
(zero coupon), due 8/1/47	24,500,000	7,572,352
Sierra Kings Health Care District, Unlimited General Obligation
5.00%, due 8/1/37	2,465,000	2,561,370
Stockton Unified School District, Capital Appreciation, Election 2008, Unlimited General Obligation
Series D, Insured: AGM
(zero coupon), due 8/1/42	8,780,000	4,011,779
Sutter Union High School District, Election 2008, Unlimited General Obligation
Series B
(zero coupon), due 6/1/50	16,260,000	2,518,232
Tobacco Securitization Authority of Southern California, San Diego County Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/54	18,700,000	3,453,632
West Contra Costa Healthcare District, Special Tax
3.00%, due 7/1/42	5,670,000	4,954,715
Westminster School District, Election 2008, Unlimited General Obligation
Series B, Insured: BAM
(zero coupon), due 8/1/53	20,000,000	2,398,120
		608,307,354

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado 2.7%
3rd and Havana Metropolitan District, Tax Supported, Limited General Obligation
Series A
5.25%, due 12/1/49	$ 2,250,000	$ 2,103,342
Allison Valley Metropolitan District No. 2, Limited General Obligation
4.70%, due 12/1/47	2,500,000	2,091,377
Arkansas River Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/38	7,150,000	7,342,253
Series A
5.00%, due 10/1/43	7,125,000	7,207,332
Broadway Park North Metropolitan District No. 2, Limited General Obligation (a)
5.00%, due 12/1/40	1,000,000	974,566
5.00%, due 12/1/49	1,000,000	944,382
Broadway Station Metropolitan District No. 2, Limited General Obligation
Series A
5.125%, due 12/1/48	3,000,000	2,838,553
Central Platte Valley Metropolitan District, Unlimited General Obligation
Series A
5.375%, due 12/1/33	1,500,000	1,534,604
Citadel on Colfax Business Improvement District, Revenue Bonds
Series A
5.35%, due 12/1/50	1,000,000	925,173
City & County of Denver, United Airlines, Inc., Project, Revenue Bonds
5.00%, due 10/1/32 (b)	6,800,000	6,820,644
City of Fruita Healthcare, Canyons Hospital & Medical Center Project, Revenue Bonds
Series A
5.50%, due 1/1/48 (a)	9,750,000	7,694,223
Colorado Educational & Cultural Facilities Authority, Northeast Campus Project, Revenue Bonds
Insured: Moral Obligation State Intercept
3.00%, due 8/1/51	3,420,000	2,497,796
Colorado Educational & Cultural Facilities Authority, New Summit Academy, Revenue Bonds
Series A
4.00%, due 7/1/41 (a)	1,850,000	1,584,962
Colorado Educational & Cultural Facilities Authority, New Vision Chater School, Revenue Bonds
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/42	2,635,000	2,626,386
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/52	4,750,000	4,558,540
Series A, Insured: BAM Moral Obligation
4.00%, due 6/1/56	6,305,000	5,950,757
Colorado Health Facilities Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-2
3.25%, due 8/1/49	11,750,000	8,928,490
Colorado Health Facilities Authority, CommonSpirit Health, Revenue Bonds
Series A-2
4.00%, due 8/1/49	21,355,000	20,111,684
Series A-2
5.00%, due 8/1/44	19,005,000	19,795,618

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Colorado Health Facilities Authority, Covenant Living Communities and Services Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/35	$ 3,500,000	$ 3,545,454
Series A
5.00%, due 12/1/48	6,940,000	7,024,209
Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds
Series A
5.75%, due 2/1/44	4,175,000	4,216,870
Copper Ridge Metropolitan District, Revenue Bonds
5.00%, due 12/1/39	4,250,000	3,999,224
Denver Health & Hospital Authority, 550 Acoma, Inc., Certificate of Participation
5.00%, due 12/1/48	1,755,000	1,767,411
Denver Health & Hospital Authority, Revenue Bonds
Series A
5.25%, due 12/1/45	4,250,000	4,283,414
E-470 Public Highway Authority, Revenue Bonds
Series B, Insured: NATL-RE
(zero coupon), due 9/1/25	245,000	228,130
Series B, Insured: NATL-RE
(zero coupon), due 9/1/29	4,510,000	3,726,452
Series B, Insured: NATL-RE
(zero coupon), due 9/1/30	500,000	399,505
Series B, Insured: NATL-RE
(zero coupon), due 9/1/35	2,245,000	1,263,626
Series B, Insured: NATL-RE
(zero coupon), due 9/1/37	1,170,000	589,884
Series B, Insured: NATL-RE
(zero coupon), due 9/1/39	515,000	233,230
Series A
(zero coupon), due 9/1/40	5,250,000	2,560,222
Series A
(zero coupon), due 9/1/41	3,925,000	1,813,974
Eagle County Airport Terminal Corp., Revenue Bonds
Series B
5.00%, due 5/1/33 (b)	2,435,000	2,520,388
Evan's Place Metropolitan District, Limited General Obligation
Series A(3)
5.00%, due 12/1/50	1,500,000	1,334,178
Great Western Metropolitan District, Limited General Obligation
4.75%, due 12/1/50	1,500,000	1,306,904
Green Valley Ranch East Metropolitan District No. 6, Limited General Obligation
Series A
5.875%, due 12/1/50	1,000,000	982,824
Jefferson Center Metropolitan District No. 1, Revenue Bonds
Series B
5.75%, due 12/15/50	4,615,000	4,561,387
Johnstown Plaza Metropolitan District, Limited General Obligation
4.25%, due 12/1/46	7,500,000	6,196,959

	Principal Amount	Value
Long-Term Municipal Bonds
Colorado
Jones District Community Authority Board, Revenue Bonds
(zero coupon), due 12/1/50 (e)	$ 5,050,000	$ 4,299,998
Karl's Farm Metropolitan District No. 2, Limited General Obligation
Series A
5.625%, due 12/1/50 (a)	1,485,000	1,405,961
Mirabelle Metropolitan District No. 2, Limited General Obligation, Senior Lien
Series A
5.00%, due 12/1/49	1,250,000	1,144,112
North Range Metropolitan District No. 3, Limited General Obligation
Series A-3
5.00%, due 12/1/40	1,000,000	943,566
Series 2020A-3
5.25%, due 12/1/50	1,000,000	933,536
Park Creek Metropolitan District, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 12/1/37	2,790,000	2,869,879
Series A, Insured: AGM
4.00%, due 12/1/46	20,950,000	20,483,712
Park Creek Metropolitan District, Senior Ltd., Property, Revenue Bonds, Senior Lien
Series A
5.00%, due 12/1/45	4,000,000	4,127,172
Raindance Metropolitan District No. 1 Non-Potable Water System, Revenue Bonds
5.25%, due 12/1/50	1,500,000	1,383,126
Raindance Metropolitan District No. 2, Limited General Obligation
Series A
5.00%, due 12/1/49	2,500,000	2,309,092
Southglenn Metropolitan District, Special Revenue, Limited General Obligation
5.00%, due 12/1/46	2,100,000	2,006,946
Sterling Ranch Community Authority Board, Colorado Limited Tax Supported and Special Revenue Senior Bonds, Revenue Bonds
Series A
4.25%, due 12/1/50	1,250,000	1,004,395
Village Metropolitan District (The), Special Revenue and Limited Property Tax, Limited General Obligation
5.00%, due 12/1/40	750,000	733,076
Village Metropolitan District (The), Limited General Obligation
5.00%, due 12/1/49	1,000,000	954,480
Villages at Castle Rock Metropolitan District No. 6, Limited General Obligation
Series A
4.125%, due 12/1/51 (a)	18,149,000	13,378,918
		217,062,896
Connecticut 0.5%
City of Hartford, Unlimited General Obligation
Series B, Insured: State Guaranteed
5.00%, due 4/1/26	60,000	60,251
Series B, Insured: State Guaranteed
5.00%, due 4/1/27	500,000	502,104

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
City of Hartford, Unlimited General Obligation
Series B, Insured: State Guaranteed
5.00%, due 4/1/30	$ 640,000	$ 642,674
Series B, Insured: State Guaranteed
5.00%, due 4/1/33	100,000	100,405
City of New Haven, Unlimited General Obligation
Series A
4.00%, due 8/1/41	2,925,000	2,864,772
City of West Haven, Unlimited General Obligation
Insured: BAM
4.00%, due 9/15/41	1,130,000	1,131,388
Connecticut State Health & Educational Facilities Authority, University of Hartford (The), Revenue Bonds
Series N
4.00%, due 7/1/39	5,600,000	5,019,450
Series N
4.00%, due 7/1/49	4,100,000	3,325,148
Series N
5.00%, due 7/1/31	575,000	605,135
Series N
5.00%, due 7/1/32	575,000	603,496
Series N
5.00%, due 7/1/33	475,000	496,419
Series N
5.00%, due 7/1/34	700,000	726,752
Connecticut State Health & Educational Facilities Authority, Jerome Home, Revenue Bonds
Series E
4.00%, due 7/1/51	1,250,000	1,008,792
Connecticut State Health & Educational Facilities Authority, Mary Wade Home Obligated Group, Revenue Bonds (a)
Series A-1
4.50%, due 10/1/34	2,350,000	2,108,237
Series A-1
5.00%, due 10/1/39	1,000,000	904,280
Connecticut State Health & Educational Facilities Authority, McLean Issue, Revenue Bonds
Series A
5.00%, due 1/1/30 (a)	500,000	507,301
Connecticut State Health & Educational Facilities Authority, University of New Haven, Inc., Revenue Bonds
Series K-3
5.00%, due 7/1/48	3,695,000	3,628,105
Connecticut State Health & Educational Facilities Authority, Griffin Health Obligated Group, Revenue Bonds
Series G-1
5.00%, due 7/1/50 (a)	1,750,000	1,689,637
Connecticut State Health & Educational Facilities Authority, Church Home of Hartford Obligated Group, Revenue Bonds
Series A
5.00%, due 9/1/53 (a)	2,235,000	2,027,569
Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Revenue Bonds
Series B, Insured: BAM
3.25%, due 11/15/35 (b)	5,325,000	4,884,078

	Principal Amount	Value
Long-Term Municipal Bonds
Connecticut
Hartford Stadium Authority, Stadium Authority Lease, Revenue Bonds
Series A
5.00%, due 2/1/36	$ 1,475,000	$ 1,490,307
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation (a)
4.00%, due 4/1/31	300,000	285,882
4.00%, due 4/1/36	485,000	438,607
4.00%, due 4/1/41	575,000	490,989
4.00%, due 4/1/51	1,250,000	990,503
		36,532,281
Delaware 0.6%
County of Kent, Student Housing & Dining Facility, CHF-Dover LLC, Delaware State University Project, Revenue Bonds
Series A
5.00%, due 7/1/40	1,050,000	1,053,128
Series A
5.00%, due 7/1/48	2,735,000	2,646,984
Series A
5.00%, due 7/1/53	4,090,000	3,899,536
Series A
5.00%, due 7/1/58	6,700,000	6,318,819
Delaware State Economic Development Authority, Newark Charter School, Inc. Project, Revenue Bonds
4.00%, due 9/1/41	1,600,000	1,511,997
Delaware State Health Facilities Authority, Beebe Medical Center, Revenue Bonds
4.25%, due 6/1/38	2,235,000	2,235,304
4.375%, due 6/1/48	9,400,000	9,381,015
5.00%, due 6/1/37	1,000,000	1,058,198
5.00%, due 6/1/43	4,750,000	4,913,770
Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds
5.00%, due 7/1/32	3,555,000	3,592,627
Delaware State Health Facilities Authority, Christiana Care Health System, Revenue Bonds
Series A
5.00%, due 10/1/45	8,100,000	8,652,936
		45,264,314
District of Columbia 1.9%
District of Columbia, Tobacco Settlement Financing Corp., Asset Backed, Revenue Bonds
Series A
(zero coupon), due 6/15/46	83,000,000	19,699,336
District of Columbia, KIPP DC Project, Revenue Bonds
4.00%, due 7/1/49	1,375,000	1,175,782
District of Columbia, Provident Group-Howard Properties LLC, Revenue Bonds
5.00%, due 10/1/30	1,500,000	1,500,213
5.00%, due 10/1/45	5,105,000	5,056,825
District of Columbia, Friendship Public Charter School, Revenue Bonds
Series A
5.00%, due 6/1/46	1,400,000	1,415,801
District of Columbia, International School Obligated Group, Revenue Bonds
5.00%, due 7/1/54	2,550,000	2,575,054

	Principal Amount	Value
Long-Term Municipal Bonds
District of Columbia
District of Columbia, Revenue Bonds
5.00%, due 6/1/55	$ 4,160,000	$ 4,146,921
District of Columbia, Methodist Home, Revenue Bonds
Series A
5.25%, due 1/1/39	1,015,000	911,640
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 10/1/39	5,005,000	2,484,182
Metropolitan Washington Airports Authority, Dulles Toll Road, Revenue Bonds, Sub. Lien
Series B
4.00%, due 10/1/49	100,045,000	95,256,036
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Senior Lien
Series A, Insured: AGM
4.00%, due 10/1/52	4,000,000	3,897,799
Metropolitan Washington Airports Authority, Dulles Toll Road, Metrorail & Capital Improvement Project, Revenue Bonds, Sub. Lien
Series B, Insured: AGM
4.00%, due 10/1/53	13,100,000	12,745,239
		150,864,828
Florida 3.4%
Capital Trust Agency, Wonderful Foundations Charter School, Revenue Bonds
Series B
(zero coupon), due 1/1/60	16,000,000	969,818
Capital Trust Agency, Odyssey Charter School, Inc., Revenue Bonds
Series A
5.50%, due 7/1/47 (a)	2,000,000	2,021,724
Celebration Community Development District, Assessment Area 1 Project, Special Assessment
3.125%, due 5/1/41	590,000	443,350
4.00%, due 5/1/51	845,000	676,578
CFM Community Development District, Capital Improvement, Special Assessment
3.35%, due 5/1/41	200,000	154,537
4.00%, due 5/1/51	290,000	231,313
Charlotte County Industrial Development Authority, Town & Country Utility Project, Revenue Bonds
Series A
4.00%, due 10/1/51 (a)(b)	3,500,000	2,703,755
City of Atlantic Beach, Fleet Landing Project, Revenue Bonds
Series A
5.00%, due 11/15/48	3,000,000	2,923,402
Series B
5.625%, due 11/15/43	1,500,000	1,509,199
City of Fort Myers, Utility System, Revenue Bonds
Series A
4.00%, due 10/1/49	10,275,000	10,249,963
City of Orlando, Tourist Development Tax, Revenue Bonds, Third Lien
Series C, Insured: AGC
5.50%, due 11/1/38	230,000	230,453

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
City of Pompano Beach, John Knox Village Project, Revenue Bonds
Series A
4.00%, due 9/1/51	$ 650,000	$ 503,336
Series A
4.00%, due 9/1/56	5,165,000	3,894,927
City of Tallahassee, Tallahassee Memorial HealthCare, Inc., Revenue Bonds
Series A
5.00%, due 12/1/40	6,935,000	7,047,799
Collier County Educational Facilities Authority, Ave Maria University, Inc. Project, Revenue Bonds
Series A
6.125%, due 6/1/43	2,500,000	2,507,624
Collier County Health Facilities Authority, Moorings, Inc. Obligated Group (The), Revenue Bonds
4.00%, due 5/1/52	8,000,000	7,326,780
Cordova Palms Community Development District, Special Assessment
3.00%, due 5/1/41 (a)	1,215,000	895,324
County of Osceola, Transportation, Revenue Bonds
Series A-1
4.00%, due 10/1/54	4,345,000	3,853,477
Series A-1
5.00%, due 10/1/44	11,150,000	11,415,649
Elevation Pointe Community Development District, Special Assessment
Series A-1
4.60%, due 5/1/52	1,090,000	960,552
Epperson North Community Development District, Assessment Area 3, Special Assessment
Series A
3.40%, due 11/1/41	2,160,000	1,673,802
Epperson North Community Development District, Assessment Area 2, Special Assessment
3.50%, due 5/1/41	790,000	623,825
Escambia County Health Facilities Authority, Baptist Health Care Corp. Obligated Group, Revenue Bonds
Series A
4.00%, due 8/15/50	4,865,000	4,528,042
Florida Development Finance Corp., Mayflower Retirement Community Centre, Inc., Revenue Bonds
Series B-1
2.375%, due 6/1/27 (a)	835,000	753,597
Florida Development Finance Corp., UF Health Jacksonville Project, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 2/1/52	14,155,000	13,588,409
Series A
5.00%, due 2/1/40	2,600,000	2,630,652
Series A
5.00%, due 2/1/52	6,400,000	6,143,566
Florida Development Finance Corp., River City Education Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/55	1,000,000	840,408
Florida Development Finance Corp., Florida Charter Foundation, Inc. Project, Revenue Bonds
Series A
4.75%, due 7/15/36 (a)	4,305,000	4,192,188

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Florida Development Finance Corp., Mater Academy Project, Revenue Bonds
Series A
5.00%, due 6/15/50	$ 3,000,000	$ 2,960,984
Series A
5.00%, due 6/15/55	5,600,000	5,451,382
Series A
5.00%, due 6/15/56	3,000,000	2,914,802
Florida Higher Educational Facilities Financial Authority, Ringling College Project, Revenue Bonds
4.00%, due 3/1/47	6,420,000	5,611,496
Florida Higher Educational Facilities Financial Authority, Saint Leo University Project, Revenue Bonds
5.00%, due 3/1/44	1,370,000	1,267,373
5.00%, due 3/1/49	1,630,000	1,475,966
Hillsborough County Industrial Development Authority, Tampa General Hospital Project, Revenue Bonds
Series A
4.00%, due 8/1/50	77,565,000	72,314,377
Series A
4.00%, due 8/1/55	20,035,000	18,399,224
Lakewood Ranch Stewardship District, Star Farms at Lakewood Ranch Project Phase 1 and 2, Special Assessment
3.00%, due 5/1/41	430,000	321,749
4.00%, due 5/1/52	675,000	535,425
Lee County Industrial Development Authority, Preserve Project, Revenue Bonds
Series A
5.75%, due 12/1/52 (a)	7,125,000	5,134,543
Miami Beach Health Facilities Authority, Mount Sinai Medical Center of Florida, Revenue Bonds
Series B
4.00%, due 11/15/46	7,000,000	6,474,024
Series B
4.00%, due 11/15/51	3,190,000	2,909,766
5.00%, due 11/15/39	2,230,000	2,265,700
Mid-Bay Bridge Authority, Revenue Bonds
Series A
5.00%, due 10/1/35	1,500,000	1,547,969
Series C
5.00%, due 10/1/40	1,000,000	1,017,212
Mirada II Community Development District, Capital Improvement, Special Assessment
3.125%, due 5/1/31	500,000	443,716
3.50%, due 5/1/41	1,000,000	790,077
New Port Tampa Bay Community Development District, Special Assessment
3.50%, due 5/1/31	310,000	283,886
4.125%, due 5/1/52	365,000	295,885
North Powerline Road Community Development District, Special Assessment
3.625%, due 5/1/40	500,000	409,017
4.00%, due 5/1/51	1,075,000	857,453
Osceola County Expressway Authority, Poinciana Parkway Project, Revenue Bonds, Senior Lien
Series B-2
(zero coupon), due 10/1/36 (e)	3,750,000	4,359,994
Palm Beach County Health Facilities Authority, Toby & Leon Cooperman Sinai residencies of Boca Raton, Revenue Bonds
4.00%, due 6/1/36	4,000,000	3,542,319

	Principal Amount	Value
Long-Term Municipal Bonds
Florida
Pinellas County Educational Facilities Authority, Pinellas Academy Math & Science Project, Revenue Bonds
Series A
5.00%, due 12/15/48 (a)	$ 3,280,000	$ 3,330,129
Polk County Industrial Development Authority, Carpenter's Home Estates, Inc. Project, Revenue Bonds
Series A
5.00%, due 1/1/49	1,750,000	1,591,684
Series A
5.00%, due 1/1/55	800,000	711,640
Preston Cove Community Development District, Special Assessment
4.00%, due 5/1/42	1,825,000	1,564,350
Sawyers Landing Community Development District, Special Assessment
3.75%, due 5/1/31	1,550,000	1,449,371
4.25%, due 5/1/53	3,000,000	2,459,293
Shingle Creek at Bronson Community Development District, Special Assessment
3.50%, due 6/15/41	1,000,000	799,338
South Broward Hospital District, Revenue Bonds
Series A
3.00%, due 5/1/51	17,750,000	13,867,940
Stillwater Community Development District, 2021 Project, Special Assessment (a)
3.00%, due 6/15/31	410,000	360,153
3.50%, due 6/15/41	1,000,000	794,276
Tradition Community Development District No. 9, Special Assessment
3.00%, due 5/1/41	1,800,000	1,326,406
Two Rivers North Community Development District, Special Assessment
5.25%, due 5/1/52	1,500,000	1,466,972
V-Dana Community Development District, Special Assessment
3.625%, due 5/1/41	1,040,000	844,944
V-Dana Community Development District, Assessment Area 1-2020 Project, Special Assessment
4.00%, due 5/1/51 (a)	1,200,000	957,157
Veranda Community Development District II, Special Assessment
3.60%, due 5/1/41 (a)	330,000	264,551
Windward at Lakewood Ranch Community Development District, Phase 2 Project, Special Assessment
4.00%, due 5/1/42	1,130,000	968,709
4.25%, due 5/1/52	1,360,000	1,128,997
		270,964,298
Georgia 1.2%
Atlanta Urban Redevelopment Agency, Atlanta BeltLine Special Service District, Revenue Bonds
Insured: BAM
3.625%, due 7/1/42 (a)	5,605,000	5,114,246
Development Authority of Cobb County (The), Kennesaw State University Real Estate Foundations Project, Revenue Bonds, Junior Lien
Series C
5.00%, due 7/15/38	2,390,000	2,409,122
Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds
5.00%, due 7/1/36	3,750,000	3,751,000
Gainesville & Hall County Development Authority, Riverside Military Academy, Inc., Revenue Bonds
5.125%, due 3/1/52	1,500,000	1,128,698

	Principal Amount	Value
Long-Term Municipal Bonds
Georgia
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, First Tier
4.00%, due 1/1/54	$ 4,750,000	$ 3,987,021
George L Smith II Congress Center Authority, Convention Centre Hotel, Revenue Bonds, Second Tier
5.00%, due 1/1/54 (a)	4,000,000	3,300,674
Main Street Natural Gas, Inc., Revenue Bonds
Series A
4.00%, due 5/15/39	6,550,000	6,168,541
Series A
5.00%, due 5/15/38	3,500,000	3,713,058
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Revenue Bonds
Series A, Insured: BAM
4.00%, due 1/1/49	14,300,000	13,953,837
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project, Revenue Bonds
Series B
4.00%, due 1/1/49	54,975,000	49,810,830
Series A
5.00%, due 1/1/63	4,000,000	4,041,900
		97,378,927
Guam 0.7%
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series C
6.375%, due 10/1/43	1,550,000	1,585,899
Series C
6.375%, due 10/1/43	1,450,000	1,483,583
Guam Department of Education, John F. Kennedy High School Refunding & Energy Efficiency Project, Certificate of Participation
Series A
4.25%, due 2/1/30	1,190,000	1,211,679
Series A
5.00%, due 2/1/40	4,875,000	4,971,010
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.00%, due 7/1/40	230,000	235,966
Series A
5.00%, due 1/1/50	5,890,000	6,063,147
5.50%, due 7/1/43	13,315,000	13,483,155
Port Authority of Guam, Revenue Bonds
Series A
5.00%, due 7/1/48	4,950,000	5,123,342
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series F
4.00%, due 1/1/36	5,920,000	5,867,214
Series D
5.00%, due 11/15/29	1,455,000	1,509,037
Series D
5.00%, due 11/15/34	4,630,000	4,763,992

	Principal Amount	Value
Long-Term Municipal Bonds
Guam
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
5.00%, due 11/15/35	$ 5,700,000	$ 5,836,811
		52,134,835
Hawaii 0.5%
Kauai County Community Facilities District, Kukui'ula Development Project, Special Tax
4.375%, due 5/15/42	2,300,000	2,099,313
5.00%, due 5/15/51	5,635,000	5,647,030
Kauai County Community Facilities District, Community Facilities District No. 2008-1, Special Tax
5.00%, due 5/15/44	1,775,000	1,806,183
5.00%, due 5/15/49	2,750,000	2,779,343
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc., Revenue Bonds
Insured: AGM-CR
3.50%, due 10/1/49 (b)	25,275,000	21,712,463
State of Hawaii Department of Budget & Finance, Chaminade University of Honolulu, Revenue Bonds
Series A
5.00%, due 1/1/45 (a)	1,500,000	1,335,097
State of Hawaii Department of Budget & Finance, Hawaii Pacific University, Revenue Bonds (a)
Series A
6.625%, due 7/1/33	2,085,000	2,102,098
Series A
6.875%, due 7/1/43	4,340,000	4,366,421
		41,847,948
Idaho 0.1%
Idaho Health Facilities Authority, Madison Memorial Hospital, Revenue Bonds
5.00%, due 9/1/37	1,000,000	1,016,986
Idaho Housing & Finance Association, Gem Prep: Meridian Project, Revenue Bonds
Series A, Insured: School Bond Guaranty
4.00%, due 5/1/57	4,365,000	3,908,901
		4,925,887
Illinois 10.9%
Bridgeview Finance Corp., Sales Tax, Revenue Bonds
Series A
5.00%, due 12/1/37	1,260,000	1,264,274
Series A
5.00%, due 12/1/42	7,250,000	7,168,638
Chicago Board of Education, Capital Appreciation, School Reform, Unlimited General Obligation
Series A, Insured: NATL-RE
(zero coupon), due 12/1/27	5,175,000	4,346,531
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/30	13,050,000	9,634,330
Series A, Insured: NATL-RE
(zero coupon), due 12/1/31	170,000	119,704
Series B-1, Insured: NATL-RE
(zero coupon), due 12/1/31	1,095,000	771,035

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago Board of Education, Unlimited General Obligation
Series B
4.00%, due 12/1/38	$ 3,750,000	$ 3,497,158
Series B
4.00%, due 12/1/40	1,765,000	1,613,926
Series A
4.00%, due 12/1/42	2,965,000	2,677,640
Series A
4.00%, due 12/1/43	4,000,000	3,587,512
Series A
4.00%, due 12/1/47	45,635,000	40,147,387
Series A
5.00%, due 12/1/30	3,500,000	3,689,427
Series B
5.00%, due 12/1/31	4,700,000	5,009,700
Series B
5.00%, due 12/1/32	1,250,000	1,313,386
Series G
5.00%, due 12/1/34	1,915,000	1,976,154
Series A
5.00%, due 12/1/37	13,555,000	13,950,772
Series A
5.00%, due 12/1/38	5,400,000	5,553,921
Series G
5.00%, due 12/1/44	2,785,000	2,803,378
Series D
5.00%, due 12/1/46	6,200,000	6,193,057
Series A
5.00%, due 12/1/47	31,045,000	31,266,764
Series C
5.25%, due 12/1/39	1,405,000	1,412,187
Series A
7.00%, due 12/1/44	11,075,000	11,812,479
Chicago Board of Education, Revenue Bonds
5.00%, due 4/1/46	4,700,000	4,733,373
6.00%, due 4/1/46	34,200,000	35,862,301
Chicago Board of Education, Dedicated Capital Improvement, Unlimited General Obligation
Series C
5.00%, due 12/1/34	2,270,000	2,342,181
Series B
7.00%, due 12/1/42 (a)	9,700,000	10,698,146
Series A
7.00%, due 12/1/46 (a)	3,700,000	4,060,042
Chicago Board of Education, Dedicated Capital Improvement, Revenue Bonds
5.00%, due 4/1/35	1,615,000	1,664,840
5.00%, due 4/1/36	1,270,000	1,303,787
5.00%, due 4/1/37	435,000	446,280
5.00%, due 4/1/42	3,500,000	3,545,485

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Chicago O'Hare International Airport, TRIPS Obligated Group, Revenue Bonds
5.00%, due 7/1/38 (b)	$ 1,500,000	$ 1,524,356
City of Chicago, City Colleges Capital Improvement Project, Unlimited General Obligation
Insured: NATL-RE
(zero coupon), due 1/1/34	300,000	195,978
City of Chicago, Unlimited General Obligation
Series A
4.00%, due 1/1/35	2,325,000	2,282,333
Series A
5.00%, due 1/1/39	5,750,000	5,848,154
Series A
5.00%, due 1/1/40	3,950,000	4,006,312
Series A
5.00%, due 1/1/44	11,250,000	11,303,739
Series A
5.50%, due 1/1/49	18,150,000	18,884,897
Series A
6.00%, due 1/1/38	39,020,000	41,601,493
City of Chicago, Waterworks, Revenue Bonds, Second Lien
4.00%, due 11/1/37	14,800,000	14,778,836
City of Chicago, Taxable Project, Unlimited General Obligation
Series B
5.50%, due 1/1/31	2,360,000	2,425,828
Series D
5.50%, due 1/1/37	3,500,000	3,574,887
Series A
5.75%, due 1/1/34	3,600,000	3,795,330
City of Galesburg, Knox College Project, Revenue Bonds
Series A
4.00%, due 10/1/46	5,750,000	5,195,080
Illinois Finance Authority, Midwestern University Foundation, Revenue Bonds
Series A
2.25%, due 7/1/33 (b)	500,000	446,711
Illinois Finance Authority, Bradley University, Revenue Bonds
Series A
4.00%, due 8/1/46	1,500,000	1,340,120
Series A
4.00%, due 8/1/51	2,500,000	2,176,002
Illinois Finance Authority, University of Illinois Health Services, Revenue Bonds
4.00%, due 10/1/50	13,950,000	11,932,384
4.00%, due 10/1/55	5,615,000	4,715,489
Illinois Finance Authority, Learn Charter School Project, Revenue Bonds
4.00%, due 11/1/51	1,000,000	881,100
4.00%, due 11/1/56	750,000	643,565
Illinois Finance Authority, Rosalind Franklin University of Medicine & Science, Revenue Bonds
Series C
4.25%, due 8/1/42	2,900,000	2,684,188

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Illinois Finance Authority, Noble Network Charter Schools, Revenue Bonds
5.00%, due 9/1/32	$ 1,830,000	$ 1,865,320
6.25%, due 9/1/39	150,000	151,913
Illinois Finance Authority, Friendship Village Schaumburg, Revenue Bonds (e)(f)(g)
5.00%, due 2/15/37	7,375,000	3,318,750
5.125%, due 2/15/45	5,715,000	2,571,750
Illinois Finance Authority, Columbia College Chicago, Revenue Bonds
Series A
5.00%, due 12/1/37	9,750,000	9,998,510
Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds
5.00%, due 5/15/40	1,265,000	1,134,956
Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds
Series A
5.00%, due 5/15/47	1,155,000	1,086,856
Illinois Finance Authority, Chicago International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47	3,000,000	3,024,634
Illinois Finance Authority, Rosalind Franklin University of Medicine and Science, Revenue Bonds
5.00%, due 8/1/49	1,300,000	1,310,757
Illinois Finance Authority, Student Housing & Academic Facility, CHF-Chicago LLC, University of Illinois at Chicago Project, Revenue Bonds
Series A
5.00%, due 2/15/50	8,085,000	8,037,736
Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
5.50%, due 4/1/32	2,000,000	1,968,784
Illinois Finance Authority, Roosevelt University, Revenue Bonds (a)
Series A
6.00%, due 4/1/38	3,130,000	3,147,282
Series A
6.125%, due 4/1/49	2,355,000	2,363,643
Macon County School District No. 61 Decatur, Unlimited General Obligation
Insured: AGM
4.00%, due 1/1/40	2,500,000	2,507,486
Insured: AGM
4.00%, due 1/1/45	2,875,000	2,867,277
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: AGM-CR
(zero coupon), due 6/15/30	5,675,000	4,397,418
Series A, Insured: NATL-RE
(zero coupon), due 12/15/32	22,120,000	15,136,964
Series A, Insured: NATL-RE
(zero coupon), due 6/15/33	22,045,000	14,682,955
Series A, Insured: NATL-RE
(zero coupon), due 12/15/33	12,350,000	8,040,982
Series A, Insured: NATL-RE
(zero coupon), due 6/15/34	45,815,000	29,057,334
Series A, Insured: NATL-RE
(zero coupon), due 12/15/36	34,195,000	18,744,612

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bonds
Series A, Insured: NATL-RE
(zero coupon), due 6/15/37	$ 6,000,000	$ 3,202,672
Series A
(zero coupon), due 6/15/37	3,000,000	1,548,237
Series A, Insured: NATL-RE
(zero coupon), due 12/15/37	39,100,000	20,325,994
(zero coupon), due 12/15/39	3,500,000	1,583,264
Insured: AGM-CR NATL-RE
(zero coupon), due 12/15/40	22,220,000	10,232,468
Series B-1, Insured: AGM
(zero coupon), due 6/15/47	6,270,000	2,027,922
Series B
(zero coupon), due 12/15/50	38,265,000	9,081,130
Series B
(zero coupon), due 12/15/51	57,800,000	12,971,759
Series A, Insured: AGM
(zero coupon), due 12/15/52	6,180,000	1,506,832
Series B, Insured: BAM
(zero coupon), due 12/15/54	57,160,000	12,569,678
Series A, Insured: BAM
(zero coupon), due 12/15/56	51,650,000	10,260,081
Series A, Insured: AGM-CR
(zero coupon), due 12/15/56	22,500,000	4,469,542
Series A, Insured: BAM
4.00%, due 12/15/42	2,500,000	2,392,067
Series A
4.00%, due 6/15/50	24,200,000	21,637,329
4.00%, due 6/15/52	27,800,000	24,619,474
5.00%, due 6/15/42	2,430,000	2,508,956
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Capital Appreciation, Revenue Bonds
Insured: NATL-RE
(zero coupon), due 6/15/38	9,600,000	4,876,187
Series B-1, Insured: AGM
(zero coupon), due 6/15/43	32,330,000	12,921,263
Series B-1, Insured: AGM
(zero coupon), due 6/15/45	8,000,000	2,874,310
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project, Revenue Bonds
Series A
(zero coupon), due 12/15/38	3,750,000	1,795,142
Northern Illinois University, Auxiliary Facilities System, Revenue Bonds
Series B, Insured: BAM
4.00%, due 4/1/37	1,300,000	1,305,283
Series B, Insured: BAM
4.00%, due 4/1/39	1,300,000	1,288,002
Series B, Insured: BAM
4.00%, due 4/1/41	1,350,000	1,306,275

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Sangamon County Water Reclamation District, Alternative Revenue Source, Unlimited General Obligation
Series A, Insured: BAM
4.00%, due 1/1/49	$ 13,750,000	$ 13,723,058
State of Illinois, Unlimited General Obligation
Series B
4.00%, due 12/1/39	9,460,000	9,078,715
Insured: BAM
4.00%, due 6/1/41	25,355,000	24,662,806
Series C
4.00%, due 10/1/41	7,650,000	7,193,586
Series C
4.00%, due 10/1/42	8,750,000	8,147,667
Series C
4.25%, due 10/1/45	23,500,000	22,188,397
Series A
4.50%, due 12/1/41	6,525,000	6,529,050
Series A
5.00%, due 12/1/27	2,315,000	2,497,781
Series B
5.00%, due 12/1/27	9,115,000	9,834,676
5.00%, due 2/1/28	2,700,000	2,876,832
Series C
5.00%, due 11/1/29	14,335,000	15,316,191
Series A
5.00%, due 12/1/31	1,485,000	1,577,471
Series A
5.00%, due 12/1/39	2,400,000	2,476,711
Series A
5.00%, due 5/1/40	2,000,000	2,065,957
5.75%, due 5/1/45	17,020,000	18,285,175
State of Illinois, Rebuild Illinois Program, Unlimited General Obligation
Series C
4.00%, due 11/1/41	19,500,000	18,321,584
Upper Illinois River Valley Development Authority, Morris Hospital Obligated Group, Revenue Bonds
5.00%, due 12/1/48	14,905,000	15,392,180
Village of Bridgeview, Unlimited General Obligation
Series A
5.125%, due 12/1/44	100,000	93,332
Series A
5.50%, due 12/1/43	1,545,000	1,521,626
Series A
5.50%, due 12/1/43	1,260,000	1,256,257
Series A
5.625%, due 12/1/41	3,940,000	3,946,538
Series A
5.75%, due 12/1/35	2,705,000	2,750,242

	Principal Amount	Value
Long-Term Municipal Bonds
Illinois
Village of Oak Lawn, Corporate Purpose, Unlimited General Obligation
Insured: NATL-RE
4.40%, due 12/1/26	$ 400,000	$ 400,229
Insured: NATL-RE
4.45%, due 12/1/28	430,000	430,235
Insured: NATL-RE
4.50%, due 12/1/30	475,000	475,313
Insured: NATL-RE
4.50%, due 12/1/32	520,000	520,260
Insured: NATL-RE
4.50%, due 12/1/34	575,000	575,392
Village of Riverdale, Unlimited General Obligation
8.00%, due 10/1/36	1,660,000	1,664,546
Village of Romeoville, Lewis University, Revenue Bonds
Series B
4.125%, due 10/1/41	1,000,000	895,967
Series B
4.125%, due 10/1/46	2,100,000	1,807,821
Series B
5.00%, due 10/1/36	1,000,000	1,006,792
Series B
5.00%, due 10/1/39	1,275,000	1,277,810
		866,212,560
Indiana 0.3%
City of Valparaiso, Pratt Paper LLC Project, Revenue Bonds
7.00%, due 1/1/44 (b)	5,200,000	5,349,734
Gary Chicago International Airport Authority, Revenue Bonds
5.00%, due 2/1/29	1,170,000	1,187,862
5.25%, due 2/1/34	750,000	763,161
Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	2,042,529
Indiana Finance Authority, BHI Senior Living, Inc., Revenue Bonds
Series A
5.00%, due 11/15/48	4,750,000	4,531,281
Series A
5.00%, due 11/15/53	4,150,000	3,913,719
Indiana Finance Authority, United States Steel Corp., Revenue Bonds
Series A
6.75%, due 5/1/39 (b)	1,250,000	1,426,872
Town of Upland, Taylor University Project, Revenue Bonds
4.00%, due 9/1/39	2,030,000	1,984,614
4.00%, due 9/1/46	3,000,000	2,758,418
		23,958,190

	Principal Amount	Value
Long-Term Municipal Bonds
Iowa 1.1%
City of Coralville, Annual Appropriation, Revenue Bonds
Series B
4.25%, due 5/1/37	$ 890,000	$ 891,157
City of Coralville, Annual Appropriation, Tax Allocation
Series C
4.50%, due 5/1/47	2,930,000	2,690,943
City of Coralville, Revenue Bonds
Series C
5.00%, due 5/1/42	7,000,000	7,006,137
Iowa Finance Authority, Lifespace Communities, Inc., Revenue Bonds
Series A-1
4.00%, due 5/15/55	3,500,000	2,394,428
Iowa Finance Authority, Iowa Fertilizer Co. LLC, Revenue Bonds
5.00%, due 12/1/50	15,485,000	15,591,600
5.00%, due 12/1/50 (c)	7,015,000	7,173,159
Iowa Higher Education Loan Authority, Des Moines University Project, Revenue Bonds
4.00%, due 10/1/45	3,000,000	2,667,153
4.00%, due 10/1/50	10,750,000	9,280,469
Iowa Tobacco Settlement Authority, Capital Appreciation, Revenue Bonds
Series B-2, Class 2
(zero coupon), due 6/1/65	164,535,000	21,111,025
Iowa Tobacco Settlement Authority, Revenue Bonds
Series A-2, Class 1
4.00%, due 6/1/49	6,750,000	6,163,941
Series B-1, Class 2
4.00%, due 6/1/49	4,490,000	4,492,958
State of Iowa Board of Regents, University of Iowa Hospitals & Clinics, Revenue Bonds
Series B
3.00%, due 9/1/61	8,750,000	6,521,525
		85,984,495
Kansas 0.3%
City of Manhattan, Meadowlark Hills Retirement Community, Revenue Bonds
Series A
4.00%, due 6/1/46	1,000,000	767,120
Wyandotte County-Kansas City Unified Government, Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project, Revenue Bonds
(zero coupon), due 9/1/34 (a)	55,575,000	20,890,465
		21,657,585
Kentucky 1.2%
City of Campbellsville, Campbellsville University Project, Revenue Bonds
5.00%, due 3/1/39	4,480,000	3,983,514
City of Columbia, Lindsey Wilson College Project, Revenue Bonds
5.00%, due 12/1/33	3,605,000	3,777,857
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(b)
Series A
4.45%, due 1/1/42	5,750,000	5,556,977

	Principal Amount	Value
Long-Term Municipal Bonds
Kentucky
City of Henderson, Pratt Paper LLC Project, Revenue Bonds (a)(b)
Series B
4.45%, due 1/1/42	$ 9,250,000	$ 8,939,484
Series A
4.70%, due 1/1/52	12,255,000	11,767,899
Series B
4.70%, due 1/1/52	4,350,000	4,177,100
Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/32	6,200,000	6,338,675
Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
Series A
5.00%, due 6/1/41	4,175,000	4,256,464
Series A
5.00%, due 6/1/45	9,475,000	9,640,754
Kentucky Economic Development Finance Authority, CommonSpirit Health Obligated Group, Revenue Bonds
Series A-1
5.00%, due 8/1/44	4,750,000	4,947,602
Series A-2
5.00%, due 8/1/44	3,500,000	3,645,602
Kentucky Municipal Power Agency, Prairie State Project, Revenue Bonds
Series A
4.00%, due 9/1/45	20,945,000	20,049,763
Kentucky Public Energy Authority, Gas Supply, Revenue Bonds
Series A-1
4.00%, due 8/1/52 (c)	8,500,000	8,488,437
		95,570,128
Louisiana 0.1%
Calcasieu Parish Memorial Hospital Service District, Lake Charles Memorial Hospital Project, Revenue Bonds
5.00%, due 12/1/39	1,475,000	1,437,530
Louisiana Local Government Environmental Facilities & Community Development Authority, Peoples of Bastrop LLC Project, Revenue Bonds
5.625%, due 6/15/51 (a)	2,500,000	2,153,259
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Obligated Group, Revenue Bonds
5.00%, due 5/15/47	4,750,000	4,843,558
		8,434,347
Maine 0.1%
City of Portland, General Airport, Green Bond, Revenue Bonds
4.00%, due 1/1/40	1,350,000	1,352,648
Maine Health & Higher Educational Facilities Authority, Northern Light Health Obligated Group, Revenue Bonds
5.00%, due 7/1/33	3,575,000	3,610,610
5.00%, due 7/1/43	2,590,000	2,615,798
		7,579,056

	Principal Amount	Value
Long-Term Municipal Bonds
Maryland 1.1%
County of Baltimore, Oak Crest Village, Inc. Facility, Revenue Bonds
4.00%, due 1/1/45	$ 1,750,000	$ 1,613,043
4.00%, due 1/1/50	2,500,000	2,248,982
County of Frederick, Oakdale Lake Linganore Project, Tax Allocation
3.75%, due 7/1/39	1,410,000	1,241,826
County of Frederick, Mount St Mary's University, Inc., Revenue Bonds (a)
Series A
5.00%, due 9/1/37	3,000,000	2,921,136
Series A
5.00%, due 9/1/45	500,000	464,215
Maryland Economic Development Corp., SSA Baltimore Project, Revenue Bonds
3.997%, due 4/1/34	11,565,000	9,564,420
Maryland Economic Development Corp., Port Convington Project, Tax Allocation
4.00%, due 9/1/50	4,000,000	3,357,430
Maryland Economic Development Corp., Purple Line Light Project, Green Bond, Revenue Bonds (b)
Series B
5.25%, due 6/30/47	4,425,000	4,565,397
Series B
5.25%, due 6/30/52	30,575,000	31,462,935
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare, Revenue Bonds
Series B
4.00%, due 1/1/51	20,310,000	17,899,778
Maryland Health & Higher Educational Facilities Authority, Stevenson University, Inc. Project, Revenue Bonds
Series A
4.00%, due 6/1/51	1,000,000	912,369
4.00%, due 6/1/55	1,000,000	896,505
Maryland Health & Higher Educational Facilities Authority, Broadmead Issue, Revenue Bonds
Series A
5.00%, due 7/1/38	1,000,000	1,038,345
Series A
5.00%, due 7/1/48	3,000,000	3,062,577
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Revenue Bonds
5.00%, due 7/1/45	4,000,000	4,040,665
Maryland Health & Higher Educational Facilities Authority, Green Street Academy Inc., Revenue Bonds (a)
Series A
5.125%, due 7/1/37	1,260,000	1,237,910
Series A
5.375%, due 7/1/52	1,530,000	1,465,686
Maryland Health & Higher Educational Facilities Authority, Edenwald Issue, Revenue Bonds
5.25%, due 1/1/37	1,000,000	1,018,308
		89,011,527
Massachusetts 0.9%
Massachusetts Development Finance Agency, Wellforce Obligated Group, Revenue Bonds
Series C, Insured: AGM
4.00%, due 10/1/45	2,150,000	2,097,030

	Principal Amount	Value
Long-Term Municipal Bonds
Massachusetts
Massachusetts Development Finance Agency, Equitable School Revolving Fund LLC, Revenue Bonds
Series C
4.00%, due 11/1/51	$ 1,355,000	$ 1,241,444
Massachusetts Development Finance Agency, Linden Ponds, Inc., Revenue Bonds (a)
5.00%, due 11/15/33	3,000,000	3,184,911
5.125%, due 11/15/46	5,700,000	5,891,537
Massachusetts Development Finance Agency, Milford Regional Medical Center, Revenue Bonds (a)
Series G
5.00%, due 7/15/35	270,000	271,338
Series G
5.00%, due 7/15/36	235,000	233,755
Series G
5.00%, due 7/15/37	245,000	242,458
Series G
5.00%, due 7/15/46	1,100,000	1,070,595
Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
5.00%, due 9/1/40	1,325,000	1,344,572
5.00%, due 9/1/45	1,175,000	1,185,451
Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds
5.00%, due 5/1/41	2,750,000	2,815,064
Massachusetts Development Finance Agency, Ascentria Care Alliance Project, Revenue Bonds
5.00%, due 7/1/41 (a)	3,925,000	3,486,873
Massachusetts Development Finance Agency, UMass Dartmouth Student Housing Project, Revenue Bonds
5.00%, due 10/1/43	2,000,000	1,942,168
5.00%, due 10/1/48	7,750,000	7,362,848
5.00%, due 10/1/54	15,600,000	14,612,306
Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group, Revenue Bonds
Series L
5.00%, due 7/1/44	8,205,000	8,390,248
Series I
5.00%, due 7/1/46	2,000,000	2,042,770
Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds
5.00%, due 10/1/48	10,165,000	10,048,396
Massachusetts Educational Financing Authority, Educational Loan, Revenue Bonds (b)
Series B
2.00%, due 7/1/37	3,600,000	3,093,723
Series C
3.00%, due 7/1/51	4,000,000	2,838,974
Massachusetts Educational Financing Authority, Revenue Bonds, Senior Lien
Series B
3.00%, due 7/1/35 (b)	490,000	489,329
		73,885,790
Michigan 2.3%
Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds
5.00%, due 2/15/41	3,260,000	3,311,376
5.00%, due 2/15/47	3,000,000	3,022,164

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Chandler Park Academy, Revenue Bonds
5.125%, due 11/1/30	$ 1,050,000	$ 1,050,484
5.125%, due 11/1/35	605,000	605,121
City of Detroit, Unlimited General Obligation
Insured: AMBAC
4.60%, due 4/1/24	20,150	19,894
5.00%, due 4/1/27	850,000	894,502
5.00%, due 4/1/31	1,000,000	1,052,981
5.00%, due 4/1/33	1,200,000	1,256,811
5.00%, due 4/1/35	1,000,000	1,037,259
5.00%, due 4/1/37	1,100,000	1,123,823
5.00%, due 4/1/38	850,000	865,559
Insured: AMBAC
5.25%, due 4/1/24	45,725	45,475
5.50%, due 4/1/45	1,100,000	1,140,147
5.50%, due 4/1/50	2,070,000	2,134,273
City of Detroit, Water Supply System, Revenue Bonds, Second Lien
Series B, Insured: NATL-RE
5.00%, due 7/1/34	10,000	10,023
Detroit Service Learning Academy, Revenue Bonds
4.00%, due 7/1/31	1,930,000	1,848,596
4.00%, due 7/1/41	3,850,000	3,202,166
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds, Senior Lien
Series B
(zero coupon), due 6/1/45	48,800,000	11,153,406
Michigan Finance Authority, Tobacco Settlement Asset-Backed, Revenue Bonds, Senior Lien
Series B-2, Class 2
(zero coupon), due 6/1/65	190,150,000	19,849,055
Michigan Finance Authority, Calvin University Obligated Group, Revenue Bonds
4.00%, due 9/1/46	4,720,000	4,512,433
Michigan Finance Authority, Wayne County Criminal Justice Center Project, Revenue Bonds, Senior Lien
4.00%, due 11/1/48	6,750,000	6,467,473
Michigan Finance Authority, Henry Ford Health System, Revenue Bonds
4.00%, due 11/15/50	4,995,000	4,762,343
Michigan Finance Authority, Great Lakes Water Authority Sewage Disposal System, Revenue Bonds
Series C
5.00%, due 7/1/34	1,000,000	1,043,018
Series C
5.00%, due 7/1/35	2,000,000	2,083,669
Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
Series D-4
5.00%, due 7/1/34	1,000,000	1,026,271
Michigan Finance Authority, College for Creative Studies, Revenue Bonds
5.00%, due 12/1/36	1,000,000	1,006,501
5.00%, due 12/1/40	1,700,000	1,707,205
5.00%, due 12/1/45	4,450,000	4,461,586
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.00%, due 2/1/37	1,550,000	1,559,860

	Principal Amount	Value
Long-Term Municipal Bonds
Michigan
Michigan Finance Authority, Lawrence Technological University, Revenue Bonds
5.25%, due 2/1/32	$ 3,600,000	$ 3,720,943
Michigan Finance Authority, Local Government Loan Program, Public Lightning Local Project, Revenue Bonds
Series B
5.00%, due 7/1/44	4,000,000	4,020,400
Michigan Finance Authority, Landmark Academy, Revenue Bonds
5.00%, due 6/1/45	2,920,000	2,646,299
Michigan Finance Authority, Presbyterian Villages of Michigan Obligated Group, Revenue Bonds
5.50%, due 11/15/45	1,025,000	935,630
Michigan Finance Authority, Universal Learning Academy, Revenue Bonds
5.75%, due 11/1/40	2,630,000	2,670,823
Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds
5.90%, due 7/15/46 (a)	1,955,000	1,568,449
Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
Series A, Insured: AMBAC
4.50%, due 5/1/31	305,000	297,794
Michigan Strategic Fund, Holland Home Obligated Group, Revenue Bonds
5.00%, due 11/15/42	6,015,000	5,999,565
Michigan Strategic Fund, State of Michigan Department of Transportation, Revenue Bonds
5.00%, due 6/30/48 (b)	18,930,000	19,201,981
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed, Capital Appreciation, Revenue Bonds
Series B
(zero coupon), due 6/1/46	284,930,000	35,469,853
Series B
(zero coupon), due 6/1/52	23,420,000	2,848,258
Series C
(zero coupon), due 6/1/58	413,230,000	17,290,204
Richfield Public School Academy, Revenue Bonds
4.00%, due 9/1/30	750,000	728,369
Summit Academy North, Michigan Public School Academy, Revenue Bonds
4.00%, due 11/1/41	2,875,000	2,449,353
		182,101,395
Minnesota 1.1%
City of Crookston, Riverview Healthcare Project, Revenue Bonds
5.00%, due 5/1/51	4,000,000	3,443,956
City of Forest Lake, Lakes International Language Academy Project, Revenue Bonds
Series A
5.375%, due 8/1/50	1,250,000	1,251,015
City of Ham Lake, Parnassus Preparatory School Project, Revenue Bonds
Series A
5.00%, due 11/1/47	3,500,000	3,341,968
City of Independence, Global Academy Project, Revenue Bonds
Series A
4.00%, due 7/1/51	1,400,000	1,084,867
Series A
4.00%, due 7/1/56	1,080,000	814,878

	Principal Amount	Value
Long-Term Municipal Bonds
Minnesota
City of Minneapolis, Twin Cities International School Project, Revenue Bonds
Series A
5.00%, due 12/1/47 (a)	$ 3,835,000	$ 3,692,238
City of Rochester, Samaritan Bethany, Inc. Project, Revenue Bonds
Series A
5.00%, due 8/1/48	2,000,000	1,747,552
Duluth Economic Development Authority, Essentia Health Obligated Group, Revenue Bonds
Series A
5.00%, due 2/15/53	15,550,000	15,974,627
5.25%, due 2/15/53	22,740,000	23,751,059
Series A
5.25%, due 2/15/58	16,415,000	17,107,076
Duluth Economic Development Authority, St. Luke's Hospital of Duluth, Revenue Bonds
Series B
5.25%, due 6/15/42	4,000,000	4,191,481
Series B
5.25%, due 6/15/47	3,000,000	3,124,656
Series B
5.25%, due 6/15/52	5,000,000	5,171,255
Duluth Economic Development Authority, Cambia Hills of Bethel Project, Revenue Bonds
5.625%, due 12/1/55 (d)(f)(g)	6,000,000	1,380,000
		86,076,628
Mississippi 0.1%
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Revenue Bonds
2.375%, due 6/1/44	7,750,000	5,447,001
Missouri 0.5%
Branson Industrial Development Authority, Tax Increment, Branson Landing-Retail Project, Tax Allocation
5.50%, due 6/1/29	3,055,000	2,848,652
Cape Girardeau County Industrial Development Authority, Southeast Health, Revenue Bonds
4.00%, due 3/1/41	2,225,000	2,036,410
City of Lees Summit, Department of Airports, Summit Fair Project, Tax Allocation
4.875%, due 11/1/37 (a)	3,045,000	2,774,294
Health & Educational Facilities Authority of the State of Missouri, Maryville University of St. Louis, Revenue Bonds
Series A
4.00%, due 6/15/41	3,300,000	3,088,225
Series A
5.00%, due 6/15/45	3,520,000	3,620,915
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Project, Revenue Bonds
4.00%, due 2/1/42	3,750,000	3,146,844
Health & Educational Facilities Authority of the State of Missouri, AT Still University of Health Sciences, Revenue Bonds
Series A
4.00%, due 10/1/43	1,125,000	1,129,044
Health & Educational Facilities Authority of the State of Missouri, Lake Regional Health System, Revenue Bonds
4.00%, due 2/15/51	2,125,000	1,922,890
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Revenue Bonds
5.00%, due 11/1/40	2,000,000	1,829,667

	Principal Amount	Value
Long-Term Municipal Bonds
Missouri
Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Tax Allocation
Series B
5.00%, due 2/1/40 (a)	$ 4,700,000	$ 3,778,131
Lees Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
5.00%, due 5/1/35	870,000	803,747
6.00%, due 5/1/42	2,800,000	2,592,245
Maryland Heights Industrial Development Authority, St. Louis Community Ice Center Project, Revenue Bonds
Series A
5.00%, due 3/15/49	7,500,000	6,438,123
St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds
Series A
5.125%, due 8/15/45	1,900,000	1,696,816
St. Louis Land Clearance for Redevelopment Authority, Scottrade Center Project, Revenue Bonds
Series A
5.00%, due 4/1/48	3,250,000	3,372,346
		41,078,349
Montana 0.2%
County of Gallatin, Bozeman Fiber Project, Revenue Bonds (a)
Series A
4.00%, due 10/15/41	3,000,000	2,531,895
Series A
4.00%, due 10/15/51	4,000,000	3,113,148
Montana Facility Finance Authority, Montana Children's Home and Hospital, Revenue Bonds
Series A
4.00%, due 7/1/50	9,750,000	7,676,447
Montana Facility Finance Authority, Kalispell Regional Medical Center, Revenue Bonds
Series B
5.00%, due 7/1/48	5,515,000	5,598,862
		18,920,352
Nebraska 0.0% ‡
County of Douglas, Creighton University, Revenue Bonds
Series A
3.00%, due 7/1/51	2,500,000	1,838,724
Nevada 0.3%
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds
Series C
(zero coupon), due 7/1/58 (a)	15,500,000	1,979,603
City of Reno, Sales Tax, Transportation Rail Access Corridor Project, Revenue Bonds, First Lien
Series A
4.00%, due 6/1/43	2,500,000	2,473,698
City of Reno, Sales Tax, Revenue Bonds
Series D
(zero coupon), due 7/1/58 (a)	9,000,000	893,716

	Principal Amount	Value
Long-Term Municipal Bonds
Nevada
Las Vegas Convention & Visitors Authority, Revenue Bonds
Series B
4.00%, due 7/1/39	$ 4,360,000	$ 4,377,387
Series B
4.00%, due 7/1/40	4,390,000	4,394,826
Las Vegas Redevelopment Agency, Tax Allocation
5.00%, due 6/15/45	2,750,000	2,821,902
State of Nevada Department of Business & Industry, Somerset Academy of Las Vegas, Revenue Bonds (a)
Series A
5.00%, due 12/15/38	1,000,000	1,004,979
Series A
5.00%, due 12/15/48	3,465,000	3,342,961
Tahoe-Douglas Visitors Authority, Revenue Bonds
5.00%, due 7/1/34	2,000,000	2,124,391
5.00%, due 7/1/45	2,500,000	2,543,453
		25,956,916
New Hampshire 0.2%
Manchester Housing and Redevelopment Authority, Inc., Revenue Bonds
Series B, Insured: ACA
(zero coupon), due 1/1/26	1,995,000	1,749,432
Series B, Insured: ACA
(zero coupon), due 1/1/27	2,380,000	1,987,433
New Hampshire Business Finance Authority, Springpoint Senior Living Project, Revenue Bonds
4.00%, due 1/1/41	3,175,000	2,751,033
4.00%, due 1/1/51	4,600,000	3,733,515
New Hampshire Business Finance Authority, Ascentria Care Alliance Project, Revenue Bonds (a)
5.00%, due 7/1/51	2,000,000	1,651,194
5.00%, due 7/1/56	910,000	731,991
New Hampshire Business Finance Authority, The Vista Project, Revenue Bonds
Series A
5.75%, due 7/1/54 (a)	1,500,000	1,430,898
New Hampshire Health and Education Facilities Authority Act, Catholic Medical Center, Revenue Bonds
5.00%, due 7/1/44	3,000,000	2,972,529
New Hampshire Health and Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds
5.00%, due 10/1/46	1,800,000	1,807,988
		18,816,013
New Jersey 3.7%
Camden County Improvement Authority (The), Camden School Prep Project, Revenue Bonds
5.00%, due 7/15/52 (a)	2,000,000	2,024,617
Essex County Improvement Authority, North Star Academy Charter School of New York Inc. Project, Revenue Bonds (a)
4.00%, due 7/15/60	11,955,000	10,136,413
Series A
4.00%, due 8/1/60	3,755,000	3,183,624
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/39	2,000,000	2,004,816

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Economic Development Authority, New Jersey Transit Transportation Project, Revenue Bonds
Series A
4.00%, due 11/1/44	$ 11,250,000	$ 10,930,272
Series A
5.00%, due 11/1/35	4,500,000	4,936,221
Series A
5.00%, due 11/1/36	3,500,000	3,797,405
New Jersey Economic Development Authority, School Facilities Construction, Revenue Bonds
Series QQQ
4.00%, due 6/15/50	7,715,000	7,346,631
Series LLL
5.00%, due 6/15/36	5,250,000	5,714,529
Series LLL
5.00%, due 6/15/44	1,000,000	1,050,291
Series LLL
5.00%, due 6/15/49	6,840,000	7,161,925
New Jersey Economic Development Authority, Provident Group-Kean Properties LLC, Revenue Bonds
Series A
5.00%, due 7/1/37	500,000	498,961
Series A
5.00%, due 1/1/50	3,100,000	2,912,415
New Jersey Economic Development Authority, State Government Buildings Project, Revenue Bonds
Series C
5.00%, due 6/15/42	8,960,000	9,306,588
New Jersey Economic Development Authority, Provident Group-Rowan Properties LLC, Revenue Bonds
Series A
5.00%, due 1/1/48	12,110,000	11,324,522
New Jersey Economic Development Authority, The Goethals Bridge Replacement Project, Revenue Bonds (b)
5.125%, due 1/1/34	3,000,000	3,035,858
Insured: AGM
5.125%, due 7/1/42	1,705,000	1,724,280
5.375%, due 1/1/43	2,000,000	2,023,448
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
Series B
5.625%, due 11/15/30 (b)	10,585,000	10,839,328
New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds
6.00%, due 10/1/43	2,055,000	2,086,630
New Jersey Educational Facilities Authority, St Elizabeth University, Revenue Bonds
Series D
5.00%, due 7/1/46	2,190,000	2,025,007
New Jersey Transportation Trust Fund Authority, Transportation System, Revenue Bonds
Series 2020AA
4.00%, due 6/15/36	2,750,000	2,806,324
Series AA
4.00%, due 6/15/38	10,450,000	10,522,404
Series AA
4.00%, due 6/15/45	39,320,000	37,970,231

	Principal Amount	Value
Long-Term Municipal Bonds
New Jersey
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series AA
4.00%, due 6/15/40	$ 11,500,000	$ 11,475,539
Series A
4.00%, due 6/15/41	3,000,000	2,970,030
Series BB
4.00%, due 6/15/46	6,390,000	6,146,887
Series BB
4.00%, due 6/15/50	22,355,000	21,287,614
Series AA
5.00%, due 6/15/50	9,270,000	9,750,626
New Jersey Transportation Trust Fund Authority, Transportation Program, Revenue Bonds
Series BB
4.00%, due 6/15/40	1,250,000	1,247,341
Series BB
4.00%, due 6/15/42	12,450,000	12,212,090
Series BB
4.00%, due 6/15/50	4,070,000	3,875,669
South Jersey Port Corp., Marine Terminal, Revenue Bonds
Series B
5.00%, due 1/1/48 (b)	24,310,000	24,723,880
South Jersey Transportation Authority, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 11/1/50	24,400,000	23,924,622
Series A
5.00%, due 11/1/39	500,000	504,137
Series A
5.00%, due 11/1/45	10,250,000	10,760,036
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
5.00%, due 6/1/46	5,175,000	5,343,116
		289,584,327
New York 9.4%
Brooklyn Arena Local Development Corp., Barclays Center Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 7/15/43	2,135,000	1,690,071
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	1,500,000	1,528,430
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds
Series A
5.00%, due 6/1/47 (a)	1,225,000	1,168,552
Build NYC Resource Corp., Hellenic Classical Charter Schools, Revenue Bonds
Series A
5.00%, due 12/1/51 (a)	2,125,000	1,853,378
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds
Series A
5.00%, due 7/1/45 (a)	6,700,000	6,575,716

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	$ 38,000,000	$ 7,718,089
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.25%, due 12/1/52	7,000,000	7,299,181
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series B
4.00%, due 7/1/27	5,750,000	5,511,376
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/42	2,075,000	1,763,663
Series A
4.00%, due 11/1/47	1,530,000	1,268,588
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1
4.00%, due 11/15/45	31,750,000	29,027,006
Series E
4.00%, due 11/15/45	13,000,000	11,885,073
Series A-1
4.00%, due 11/15/46	21,445,000	19,475,571
Series A-1
4.00%, due 11/15/46	11,300,000	10,262,250
Series A-3, Insured: AGM
4.00%, due 11/15/46	4,850,000	4,791,209
Series D-2
4.00%, due 11/15/47	12,575,000	11,344,227
Series A-1
4.00%, due 11/15/48	6,440,000	5,784,977
Series A-1
4.00%, due 11/15/49	34,215,000	30,635,245
4.00%, due 11/15/50	7,730,000	6,894,931
Series A-1, Insured: AGM
4.00%, due 11/15/50	8,550,000	8,408,167
Series A-1
4.00%, due 11/15/50	800,000	714,030
Series A-1
4.00%, due 11/15/51	10,540,000	9,356,467
Series A-1
4.00%, due 11/15/52	3,340,000	2,949,784
Series A-1, Insured: AGM
4.00%, due 11/15/54	20,135,000	19,674,710
Series A-2
5.00%, due 11/15/27	3,150,000	3,320,870
Series B
5.00%, due 11/15/28	1,190,000	1,286,765

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/27	$ 2,055,000	$ 2,166,454
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	3,000,000	2,480,614
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	7,150,000	7,092,565
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	2,075,000	1,989,111
Series A-3
5.125%, due 6/1/46	12,855,000	12,397,599
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 1/1/46	12,615,000	9,956,427
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 3/1/49	1,750,000	1,352,782
Series A, Insured: AGM-CR
3.00%, due 3/1/49	17,800,000	13,759,724
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series E-1
4.00%, due 2/1/49	49,635,000	48,509,963
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	10,000,000	3,111,639
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	2,500,000	1,010,067
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	14,750,000	11,452,236
New York Liberty Development Corp., Green Bond, Revenue Bonds
Series A, Insured: BAM
3.00%, due 11/15/51	3,750,000	2,850,248
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
3.125%, due 9/15/50	9,000,000	7,460,550
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	72,480,000	72,379,072
Class 2
5.375%, due 11/15/40	6,200,000	6,207,293
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 8/1/37	3,250,000	3,021,823
Series A
4.00%, due 8/1/38	1,750,000	1,613,385

	Principal Amount	Value
Long-Term Municipal Bonds
New York
New York State Dormitory Authority, Montefiore Obligated Group, Revenue Bonds
Series A
4.00%, due 9/1/50	$ 6,950,000	$ 5,976,735
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/50	4,240,000	4,130,800
Series A
4.00%, due 7/1/53	4,310,000	4,155,918
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/29	1,000,000	1,029,077
5.00%, due 12/1/30	1,200,000	1,234,563
New York State Thruway Authority, State Personal Income Tax, Revenue Bonds
Series A-1
3.00%, due 3/15/48	8,600,000	6,888,486
Series A-1
3.00%, due 3/15/51	43,645,000	34,310,679
Series A-1
4.00%, due 3/15/53	15,075,000	14,740,165
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds
Series B
4.00%, due 1/1/50	10,385,000	10,041,377
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
3.00%, due 3/15/50	9,750,000	7,822,212
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/43	6,250,000	6,238,203
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	76,315,000	72,581,006
5.00%, due 10/1/35	6,110,000	6,388,690
New York Transportation Development Corp., Terminal 4 JFK International Airport Project, Revenue Bonds (b)
5.00%, due 12/1/34	10,000,000	10,841,859
5.00%, due 12/1/36	5,000,000	5,303,351
5.00%, due 12/1/38	12,990,000	13,641,413
5.00%, due 12/1/40	15,125,000	15,711,224
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds (b)
Insured: AGM-CR
5.00%, due 12/1/40	17,510,000	18,516,594
5.00%, due 12/1/42	3,375,000	3,479,466
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds (b)
Series A
5.00%, due 7/1/41	18,185,000	18,290,786
5.00%, due 7/1/46	12,375,000	12,382,812
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds (b)
5.25%, due 8/1/31	4,120,000	4,248,987
5.375%, due 8/1/36	3,445,000	3,499,121

	Principal Amount	Value
Long-Term Municipal Bonds
New York
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/40	$ 3,755,000	$ 3,174,746
Series A, Insured: AGM
3.00%, due 12/1/44	6,500,000	5,225,769
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,430,000	1,429,893
Port Authority of New York & New Jersey, Revenue Bonds
Series 223
4.00%, due 7/15/46 (b)	9,620,000	9,281,148
Port Authority of New York & New Jersey, Consolidated 218th, Revenue Bonds
Series 218
4.00%, due 11/1/47 (b)	2,455,000	2,359,304
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	1,500,000	1,522,947
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,161,047
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
4.00%, due 12/1/45	815,000	687,059
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series B-2
(zero coupon), due 6/1/66	61,885,000	7,596,384
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	915,000	916,196
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	5,955,000	6,023,887
		742,831,782
North Carolina 0.7%
North Carolina Medical Care Commission, The Forest at Duke Project, Revenue Bonds
4.00%, due 9/1/41	1,320,000	1,154,149
4.00%, due 9/1/46	1,585,000	1,330,089
4.00%, due 9/1/51	500,000	407,369
North Carolina Medical Care Commission, Plantation Village, Inc., Revenue Bonds
Series A
4.00%, due 1/1/52	3,450,000	2,791,429
North Carolina Medical Care Commission, Pines at Davidson Project (The), Revenue Bonds
Series A
5.00%, due 1/1/49	3,775,000	3,792,783
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
3.00%, due 1/1/42	2,370,000	2,003,564

	Principal Amount	Value
Long-Term Municipal Bonds
North Carolina
North Carolina Turnpike Authority, Triangle Expressway System, Revenue Bonds, Senior Lien
Insured: AGM
5.00%, due 1/1/49	$ 4,750,000	$ 4,998,159
Insured: AGM-CR
5.00%, due 1/1/49	24,000,000	25,253,856
North Carolina Turnpike Authority, Monroe Expressway Toll, Revenue Bonds
Series A
5.00%, due 7/1/51	2,745,000	2,777,199
Series A
5.00%, due 7/1/54	7,005,000	7,079,236
		51,587,833
North Dakota 0.5%
City of Grand Forks, Altru Health System, Revenue Bonds
4.00%, due 12/1/46	3,955,000	3,446,869
County of Cass, Essentia Health Obligated Group, Revenue Bonds
Series B
5.25%, due 2/15/53	9,250,000	9,661,271
County of Ward, Trinity Health Obligated Group, Revenue Bonds
Series C
5.00%, due 6/1/48	27,940,000	26,120,287
		39,228,427
Ohio 4.7%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Revenue Bonds
5.25%, due 11/15/46	20,225,000	20,697,913
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Senior Lien
Series A-2, Class 1
4.00%, due 6/1/48	1,500,000	1,380,855
Series B-2, Class 2
5.00%, due 6/1/55	183,315,000	175,066,485
Cleveland-Cuyahoga County Port Authority, Euclid Avenue Development Corp. Project, Revenue Bonds
4.00%, due 8/1/44	12,420,000	12,208,358
Cleveland-Cuyahoga County Port Authority, Centers for Dialysis Care Project, Revenue Bonds
Series A
5.00%, due 12/1/42	4,955,000	5,043,067
Series A
5.00%, due 12/1/47	1,435,000	1,449,247
Cleveland-Cuyahoga County Port Authority, Starwood Wasserman University Heights Holding LLC, Revenue Bonds (d)(f)(g)
Series A
7.00%, due 12/1/18	710,000	184,600
Series A
7.35%, due 12/1/31	6,000,000	1,560,000
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
4.75%, due 2/15/47	1,440,000	1,438,755
5.00%, due 2/15/37	5,100,000	5,245,002
5.00%, due 2/15/52	7,885,000	7,706,268
5.00%, due 2/15/57	8,360,000	8,134,189

	Principal Amount	Value
Long-Term Municipal Bonds
Ohio
County of Cuyahoga, MetroHealth System (The), Revenue Bonds
5.50%, due 2/15/57	$ 32,930,000	$ 33,321,363
County of Cuyahoga, MetroHealth System, Revenue Bonds
5.50%, due 2/15/52	550,000	556,899
County of Hamilton, Life Enriching Communities Project, Revenue Bonds
5.00%, due 1/1/42	1,080,000	1,036,565
5.00%, due 1/1/46	2,090,000	1,962,467
County of Montgomery, Kettering Health Network Obligated Group, Revenue Bonds
4.00%, due 8/1/51	3,265,000	3,129,147
Franklin County Convention Facilities Authority, Greater Columbus Convention Center Hotel Expansion Project, Revenue Bonds
5.00%, due 12/1/51	4,250,000	4,146,186
Ohio Air Quality Development Authority, Pratt Paper LLC Project, Revenue Bonds
4.50%, due 1/15/48 (a)(b)	2,500,000	2,370,634
Ohio Higher Educational Facility Commission, Tiffin University Project, Revenue Bonds
4.00%, due 11/1/49	4,750,000	3,711,528
5.00%, due 11/1/44	750,000	715,487
Ohio Higher Educational Facility Commission, University of Findlay (The), Revenue Bonds
5.00%, due 3/1/39	1,675,000	1,705,842
5.00%, due 3/1/44	9,360,000	9,476,910
Ohio Higher Educational Facility Commission, Menorah Park Obligated Group, Revenue Bonds
5.25%, due 1/1/48	4,045,000	3,334,615
Ohio Higher Educational Facility Commission, Cleveland Institute of Art (The), Revenue Bonds
5.25%, due 12/1/48	1,000,000	960,333
5.50%, due 12/1/53	1,215,000	1,198,910
State of Ohio, University Hospitals Health System, Inc., Revenue Bonds
Series A
4.00%, due 1/15/46	8,250,000	7,881,364
State of Ohio, University Hospitals Health System, Revenue Bonds
Series A
4.00%, due 1/15/50	44,125,000	40,840,834
Toledo-Lucas County Port Authority, University of Toledo Parking Project, Revenue Bonds
4.00%, due 1/1/57	6,250,000	4,829,893
Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
Series A
5.00%, due 7/1/34	1,400,000	1,403,346
Series A
5.00%, due 7/1/39	2,000,000	2,000,452
Series A
5.00%, due 7/1/46	9,540,000	9,257,807
		373,955,321
Oklahoma 0.1%
Norman Regional Hospital Authority, Norman Regional Hospital Authority Obligated Group, Revenue Bonds
4.00%, due 9/1/37	2,215,000	2,083,850
5.00%, due 9/1/37	3,500,000	3,588,543

	Principal Amount	Value
Long-Term Municipal Bonds
Oklahoma
Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. Cross Village Student Housing Project, Revenue Bonds (f)(g)
Series A
5.00%, due 8/1/47	$ 6,525,171	$ 6,525
Series A
5.25%, due 8/1/57	8,192,966	8,193
Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds
5.25%, due 11/15/45	1,250,000	1,256,719
		6,943,830
Oregon 0.2%
Astoria Hospital Facilities Authority, Columbia Memorial Hospital Obligated Group, Revenue Bonds
3.50%, due 8/1/42	845,000	760,507
County of Yamhill, George Fox University Project, Revenue Bonds
4.00%, due 12/1/51	3,150,000	2,899,382
Medford Hospital Facilities Authority, Rogue Valley Manor, Revenue Bonds
Series 2013A
5.00%, due 10/1/42	4,355,000	4,388,884
Oregon State Facilities Authority, Samaritan Health, Revenue Bonds
Series A
5.00%, due 10/1/46	2,810,000	2,861,709
Oregon State Facilities Authority, College Housing Northwest Project, Revenue Bonds
Series A
5.00%, due 10/1/48 (a)	1,560,000	1,453,302
		12,363,784
Pennsylvania 4.6%
Allegheny County Airport Authority, Revenue Bonds (b)
Series A, Insured: AGM
4.00%, due 1/1/46	6,525,000	6,270,443
Series A, Insured: AGM-CR
4.00%, due 1/1/56	34,650,000	32,714,888
Allegheny County Hospital Development Authority, Allegheny Health Network, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 4/1/44	16,100,000	15,849,986
Allegheny County Industrial Development Authority, Urban Academy of Greater Pittsburgh Charter School, Revenue Bonds
Series A
4.00%, due 6/15/41 (a)	1,895,000	1,559,270
Allegheny County Industrial Development Authority, Propel Charter School - Sunrise, Revenue Bonds
6.00%, due 7/15/38	3,100,000	3,128,114
Allentown Neighborhood Improvement Zone Development Authority, City Center Project, Revenue Bonds (a)
5.00%, due 5/1/42	14,950,000	14,118,817
5.00%, due 5/1/42	6,565,000	6,200,002
5.125%, due 5/1/32	4,300,000	4,321,189
5.25%, due 5/1/42	1,110,000	1,098,353
5.375%, due 5/1/42	4,225,000	4,153,935
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
5.00%, due 5/1/42	3,500,000	3,574,034

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Allentown Neighborhood Improvement Zone Development Authority, Revenue Bonds
6.00%, due 5/1/42 (a)	$ 4,500,000	$ 4,582,293
Bucks County Industrial Development Authority, Grand View Hospital Project, Revenue Bonds
4.00%, due 7/1/46	10,150,000	8,240,966
5.00%, due 7/1/40	3,155,000	3,045,715
Cambria County General Financing Authority, St. Francis University, Revenue Bonds
Series TT5
4.00%, due 4/1/46	2,035,000	1,817,061
Chambersburg Area Municipal Authority, Wilson College, Revenue Bonds
5.50%, due 10/1/33	1,230,000	1,230,865
5.75%, due 10/1/38	3,450,000	3,451,312
5.75%, due 10/1/43	2,290,000	2,249,077
Chester County Industrial Development Authority, Renaissance Academy Charter School, Revenue Bonds
5.00%, due 10/1/39	1,575,000	1,573,453
Chester County Industrial Development Authority, Woodlands at Greystone Project, Special Assessment
5.125%, due 3/1/48 (a)	944,000	900,293
City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds (a)
5.00%, due 9/15/27	705,000	708,616
5.00%, due 9/15/28	740,000	743,308
5.00%, due 9/15/29	150,000	150,483
5.00%, due 9/15/37	640,000	694,286
5.00%, due 9/15/37	2,755,000	2,666,034
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Revenue Bonds
Insured: AGM
4.00%, due 6/1/39	13,700,000	13,851,532
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries, Revenue Bonds
Series A
5.00%, due 1/1/39	195,000	223,616
Series A
5.00%, due 1/1/39	290,000	295,334
Dauphin County General Authority, Harrisburg University Science Technology Project (The), Revenue Bonds (a)
5.00%, due 10/15/34	5,850,000	5,697,937
5.125%, due 10/15/41	4,700,000	4,432,447
5.875%, due 10/15/40	3,700,000	3,750,530
6.25%, due 10/15/53	9,250,000	9,426,236
Delaware County Authority, Cabrini University, Revenue Bonds
5.00%, due 7/1/42	1,405,000	1,412,994
Franklin County Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds
5.00%, due 12/1/39	375,000	328,716
5.00%, due 12/1/49	1,020,000	853,886
General Authority of Southcentral Pennsylvania, York Academy Regional Charter School Project, Revenue Bonds (a)
Series A
6.00%, due 7/15/38	2,930,000	3,042,777
Series A
6.50%, due 7/15/48	4,200,000	4,407,493
Huntingdon County General Authority, AICUP Financing Program, Revenue Bonds
Series OO2
5.00%, due 5/1/46	4,005,000	4,120,868

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Lancaster Higher Education Authority, Elizabethtown College Project, Revenue Bonds
Series A
5.00%, due 10/1/51	$ 3,000,000	$ 3,028,513
Lancaster Industrial Development Authority, Willow Valley Communities Project, Revenue Bonds
4.00%, due 12/1/44	1,550,000	1,527,658
4.00%, due 12/1/49	1,900,000	1,832,208
5.00%, due 12/1/44	1,675,000	1,762,120
5.00%, due 12/1/49	2,365,000	2,470,117
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Revenue Bonds
4.00%, due 7/1/56	2,780,000	2,128,139
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Revenue Bonds
4.00%, due 9/1/44	3,000,000	2,931,882
4.00%, due 9/1/49	5,000,000	4,678,404
Insured: AGM-CR
4.00%, due 9/1/49	16,310,000	15,883,958
Series A
4.00%, due 9/1/49	1,660,000	1,553,230
Montgomery County Higher Education and Health Authority, Philadelphia Presbyterian Homes Project, Revenue Bonds
4.00%, due 12/1/48	3,995,000	3,211,054
Montgomery County Industrial Development Authority, ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue Bonds
5.00%, due 11/15/36	4,750,000	4,815,005
New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds
Series PP1
5.25%, due 5/1/46	3,700,000	3,779,181
Northeastern Pennsylvania Hospital and Education Authority, King's College Project, Revenue Bonds
5.00%, due 5/1/44	1,000,000	1,014,371
5.00%, due 5/1/49	1,350,000	1,363,366
Pennsylvania Economic Development Financing Authority, Rapid Bridge Replacement Project, Revenue Bonds
4.125%, due 12/31/38	4,000,000	3,703,312
Pennsylvania Economic Development Financing Authority, Penndot Major Bridges Project, Revenue Bonds (b)
Insured: AGM
5.00%, due 12/31/57	8,000,000	8,382,004
5.25%, due 6/30/53	12,705,000	13,366,354
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Revenue Bonds
4.00%, due 8/15/49	10,085,000	9,758,944
Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
Series A
6.25%, due 9/1/33	1,560,000	1,593,269
Series A
6.50%, due 9/1/38	1,000,000	1,022,464
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/46	6,770,000	6,628,640
Series A, Insured: BAM
4.00%, due 12/1/50	46,765,000	45,928,767
Series A
4.00%, due 12/1/51	8,940,000	8,769,452

	Principal Amount	Value
Long-Term Municipal Bonds
Pennsylvania
Pennsylvania Turnpike Commission, Revenue Bonds
Series B
4.00%, due 12/1/51	$ 335,000	$ 317,231
Philadelphia Authority for Industrial Development, Russell Byers Charter School, Revenue Bonds
Series A
5.00%, due 5/1/40	1,105,000	1,112,609
Series A
5.00%, due 5/1/50	3,130,000	3,057,745
Philadelphia Authority for Industrial Development, MaST Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/40	600,000	617,879
Series A
5.00%, due 8/1/50	1,050,000	1,069,169
Philadelphia Authority for Industrial Development, University of the Arts (The), Revenue Bonds
5.00%, due 3/15/45 (a)	5,250,000	4,852,960
Philadelphia Authority for Industrial Development, Philadelphia Performing Arts Charter School, Revenue Bonds
Series A
5.00%, due 6/15/50 (a)	1,700,000	1,636,154
Philadelphia Authority for Industrial Development, International Education & Community Initiatives Project, Revenue Bonds (a)
Series A
5.125%, due 6/1/38	2,000,000	1,965,486
Series A
5.25%, due 6/1/48	3,085,000	2,951,589
Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Revenue Bonds
Series A
6.50%, due 6/1/45	2,200,000	2,202,561
Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School, Revenue Bonds
Series A
7.25%, due 6/15/43	4,200,000	4,374,725
Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds
7.375%, due 6/15/43	1,500,000	1,519,170
Scranton Redevelopment Authority, Revenue Bonds
Series A, Insured: MUN GOVT GTD
5.00%, due 11/15/28	7,680,000	7,595,945
Scranton-Lackawanna Health and Welfare Authority, Marywood University Project, Revenue Bonds
5.00%, due 6/1/36	1,000,000	975,228
5.00%, due 6/1/46	2,625,000	2,430,730
Wilkes-Barre Finance Authority, Wilkes University Project, Revenue Bonds
4.00%, due 3/1/42	2,500,000	2,182,444
		366,881,196
Puerto Rico 9.9%
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	44,000,000	7,683,812
Series B
(zero coupon), due 5/15/57	98,000,000	5,805,687
5.375%, due 5/15/33	90,000	90,056

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Children's Trust Fund, Asset-Backed, Revenue Bonds
5.50%, due 5/15/39	$ 1,475,000	$ 1,475,469
5.625%, due 5/15/43	36,990,000	36,992,312
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	26,622,270	15,455,990
Series A-1
4.00%, due 7/1/33	21,445,206	20,101,544
Series A-1
4.00%, due 7/1/35	54,287,833	49,450,841
Series A-1
4.00%, due 7/1/37	21,939,000	19,475,406
Commonwealth of Puerto Rico
(zero coupon), due 11/1/43	98,852,938	43,742,425
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	109,130,829	92,215,551
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien (a)
Series C
3.50%, due 7/1/26	14,800,000	14,068,785
Series A
5.00%, due 7/1/27	345,000	353,710
Series 2020A
5.00%, due 7/1/30	17,370,000	17,944,871
Series 2020A
5.00%, due 7/1/35	20,925,000	21,327,327
Series A
5.00%, due 7/1/37	6,000,000	6,112,552
Series A
5.00%, due 7/1/47	125,055,000	123,831,387
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds
Series B
5.00%, due 7/1/37 (a)	20,945,000	21,303,551
Puerto Rico Electric Power Authority, Revenue Bonds
Series DDD
3.30%, due 7/1/19 (d)(f)(g)	1,015,000	682,588
Series ZZ
4.25%, due 7/1/20 (d)(f)(g)	1,355,000	916,319
Series CCC
4.25%, due 7/1/23 (f)(g)	1,150,000	800,688
Series CCC
4.375%, due 7/1/22 (d)(f)(g)	115,000	78,631
Series CCC
4.60%, due 7/1/24 (f)(g)	200,000	139,250
Series CCC
4.625%, due 7/1/25 (f)(g)	1,085,000	755,431
Series XX
4.75%, due 7/1/26 (f)(g)	320,000	222,800

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series ZZ
4.75%, due 7/1/27 (f)(g)	$ 405,000	$ 281,981
Series A
4.80%, due 7/1/29 (f)(g)	690,000	480,413
Series DDD
5.00%, due 7/1/20 (d)(f)(g)	3,250,000	2,234,375
Series TT
5.00%, due 7/1/20 (d)(f)(g)	2,195,000	1,509,062
Series CCC
5.00%, due 7/1/21 (d)(f)(g)	470,000	323,125
Series DDD
5.00%, due 7/1/21 (d)(f)(g)	275,000	189,063
Series TT
5.00%, due 7/1/21 (d)(f)(g)	1,215,000	835,313
Series TT
5.00%, due 7/1/23 (f)(g)	365,000	255,500
Series CCC
5.00%, due 7/1/24 (f)(g)	1,845,000	1,291,500
Series RR, Insured: NATL-RE
5.00%, due 7/1/24	115,000	115,140
Series TT
5.00%, due 7/1/24 (f)(g)	295,000	206,500
Series CCC
5.00%, due 7/1/25 (f)(g)	575,000	402,500
Series SS, Insured: NATL-RE
5.00%, due 7/1/25	770,000	770,940
Series TT
5.00%, due 7/1/25 (f)(g)	1,030,000	721,000
Series TT
5.00%, due 7/1/26 (f)(g)	1,050,000	735,000
Series TT, Insured: AGM-CR
5.00%, due 7/1/27	150,000	151,082
Series TT
5.00%, due 7/1/27 (f)(g)	1,250,000	875,000
Series WW
5.00%, due 7/1/28 (f)(g)	380,000	266,000
Series TT
5.00%, due 7/1/32 (f)(g)	9,320,000	6,524,000
Series A
5.00%, due 7/1/42 (f)(g)	8,755,000	6,128,500
Series A
5.05%, due 7/1/42 (f)(g)	825,000	575,438
Series ZZ
5.25%, due 7/1/20 (d)(f)(g)	225,000	155,250
Series ZZ
5.25%, due 7/1/23 (f)(g)	620,000	435,550

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Electric Power Authority, Revenue Bonds
Series AAA
5.25%, due 7/1/24 (f)(g)	$ 3,000,000	$ 2,107,500
Series WW
5.25%, due 7/1/25 (f)(g)	1,605,000	1,127,513
Series AAA
5.25%, due 7/1/26 (f)(g)	110,000	77,275
Series ZZ
5.25%, due 7/1/26 (f)(g)	3,520,000	2,472,800
Series VV, Insured: NATL-RE
5.25%, due 7/1/29	630,000	638,523
Series AAA
5.25%, due 7/1/30 (f)(g)	985,000	691,963
Series VV, Insured: NATL-RE
5.25%, due 7/1/30	3,850,000	3,896,950
Series VV, Insured: NATL-RE
5.25%, due 7/1/32	345,000	347,442
Series WW
5.25%, due 7/1/33 (f)(g)	8,310,000	5,837,775
Series XX
5.25%, due 7/1/35 (f)(g)	2,265,000	1,591,162
Series XX
5.25%, due 7/1/40 (f)(g)	18,255,000	12,824,137
Series BBB
5.40%, due 7/1/28 (f)(g)	9,615,000	6,682,425
Series WW
5.50%, due 7/1/38 (f)(g)	11,595,000	8,188,969
Series XX
5.75%, due 7/1/36 (f)(g)	4,055,000	2,868,912
Series A
6.75%, due 7/1/36 (f)(g)	11,550,000	8,287,125
Series A
7.00%, due 7/1/33 (f)(g)	1,500,000	1,080,000
Series A
7.00%, due 7/1/43 (f)(g)	4,750,000	3,420,000
Puerto Rico Electric Power Authority, Build America Bonds, Revenue Bonds (f)(g)
Series EEE
5.95%, due 7/1/30	25,885,000	18,054,787
Series EEE
6.05%, due 7/1/32	12,265,000	8,554,837
Series YY
6.125%, due 7/1/40	45,450,000	31,701,375
Series EEE
6.25%, due 7/1/40	10,165,000	7,090,087
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series A, Insured: AGM
5.00%, due 8/1/27	2,530,000	2,548,256

	Principal Amount	Value
Long-Term Municipal Bonds
Puerto Rico
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-1
(zero coupon), due 7/1/31	$ 1,842,000	$ 1,242,938
(zero coupon), due 8/1/54	516,302	107,921
Series A-2
4.329%, due 7/1/40	13,750,000	13,197,561
Series A-1
4.50%, due 7/1/34	725,000	728,481
Series A-1
4.75%, due 7/1/53	9,000,000	8,582,274
Series A-2
4.784%, due 7/1/58	24,965,000	23,873,792
Series A-1
5.00%, due 7/1/58	80,617,000	79,629,337
		783,941,332
Rhode Island 0.3%
Providence Redevelopment Agency, Port Providence Lease, Certificate of Participation
Series A, Insured: AGC
(zero coupon), due 9/1/24	1,735,000	1,649,808
Series A, Insured: AGC
(zero coupon), due 9/1/26	685,000	612,652
Series A, Insured: AGC
(zero coupon), due 9/1/29	1,835,000	1,489,892
Series A, Insured: AGC
(zero coupon), due 9/1/30	1,835,000	1,436,931
Series A, Insured: AGC
(zero coupon), due 9/1/32	1,500,000	1,091,178
Series A, Insured: AGC
(zero coupon), due 9/1/34	1,000,000	668,841
Series A, Insured: AGC
(zero coupon), due 9/1/35	360,000	226,666
Series A, Insured: AGC
(zero coupon), due 9/1/36	470,000	280,547
Rhode Island Health and Educational Building Corp., Lifespan Obligated Group, Revenue Bonds
5.00%, due 5/15/39	750,000	761,786
Rhode Island Turnpike & Bridge Authority, Motor Fuel Tax, Revenue Bonds
Series A
4.00%, due 10/1/44	1,500,000	1,483,710
Tobacco Settlement Financing Corp., Revenue Bonds
Series A
(zero coupon), due 6/1/52	79,620,000	13,280,958
		22,982,969
South Carolina 0.8%
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
4.00%, due 4/1/54	1,160,000	843,488

	Principal Amount	Value
Long-Term Municipal Bonds
South Carolina
South Carolina Jobs-Economic Development Authority, Bishop Gadsden Episcopal Retirement Community, Revenue Bonds
Series A
5.00%, due 4/1/54	$ 3,000,000	$ 2,723,566
South Carolina Jobs-Economic Development Authority, Green Charter School Project, Revenue Bonds
Series A
4.00%, due 6/1/56 (a)	3,530,000	2,556,228
South Carolina Jobs-Economic Development Authority, Woodlands at Furman Project, Revenue Bonds
Series A
5.00%, due 11/15/54	1,000,000	881,766
5.25%, due 11/15/47	5,125,000	4,898,928
5.25%, due 11/15/52	1,625,000	1,536,159
South Carolina Public Service Authority, Santee Cooper Project, Revenue Bonds
Series B, Insured: BAM
4.00%, due 12/1/46	5,960,000	5,844,414
Series B, Insured: BAM
4.00%, due 12/1/48	21,089,000	20,498,525
Series B, Insured: BAM
4.00%, due 12/1/50	4,805,000	4,634,044
Series B, Insured: BAM
4.00%, due 12/1/54	5,182,000	4,931,393
Series B, Insured: BAM
4.00%, due 12/1/55	14,796,000	14,070,046
		63,418,557
Tennessee 0.5%
Chattanooga-Hamilton County Hospital Authority, Revenue Bonds
Series A
5.00%, due 10/1/44	6,250,000	6,282,231
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Trevecca Nazarene University Project, Revenue Bonds
Series B
4.00%, due 10/1/41	2,265,000	2,028,293
Series B
4.00%, due 10/1/51	2,830,000	2,381,055
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Belmont University, Revenue Bonds
4.00%, due 5/1/46	3,000,000	2,899,081
4.00%, due 5/1/51	13,600,000	12,886,038
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Revenue Bonds
5.00%, due 10/1/48	2,800,000	2,830,171
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds
Series A
5.25%, due 10/1/58	8,750,000	8,736,265
		38,043,134

	Principal Amount	Value
Long-Term Municipal Bonds
Texas 4.4%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project, Revenue Bonds
5.00%, due 7/15/41	$ 3,300,000	$ 3,124,776
Calhoun County Navigation Industrial Development Authority, Max Midstream Texas LLC Project, Revenue Bonds, Senior Lien (a)
Series A
3.625%, due 7/1/26 (b)	15,055,000	13,709,387
Series B
6.50%, due 7/1/26	13,950,000	13,163,120
Central Texas Regional Mobility Authority, Capital Appreciation, Revenue Bonds
(zero coupon), due 1/1/33	315,000	227,213
(zero coupon), due 1/1/34	3,275,000	2,257,191
(zero coupon), due 1/1/35	3,700,000	2,413,502
(zero coupon), due 1/1/36	2,000,000	1,220,807
(zero coupon), due 1/1/39	3,500,000	1,798,429
Central Texas Regional Mobility Authority, Revenue Bonds
4.00%, due 1/1/41	6,000,000	5,903,638
City of Arlington, Tax Increment Reinvestment Zone No. 5, Tax Allocation
4.00%, due 8/15/50	2,355,000	2,136,226
City of Houston, Airport System, United Airlines Inc. Project, Revenue Bonds (b)
Series B-1
4.00%, due 7/15/41	4,100,000	3,695,160
Series B-1
5.00%, due 7/15/30	2,000,000	2,035,765
City of Lago Vista, Tessera on Lake Travis Public Improvement District Project, Special Assessment
Series B
4.875%, due 9/1/50 (a)	1,250,000	1,175,116
Clifton Higher Education Finance Corp., IDEA Public Schools, Revenue Bonds
Series A
4.00%, due 8/15/47	4,030,000	3,820,860
6.00%, due 8/15/43	3,500,000	3,545,387
Danbury Higher Education Authority, Inc., Golden Rule School, Inc., Revenue Bonds
Series A
4.00%, due 8/15/49	3,750,000	3,128,257
Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds
Series A
5.25%, due 9/1/44	3,250,000	3,274,809
Grand Parkway Transportation Corp., Revenue Bonds, First Tier
Series C, Insured: AGM-CR
4.00%, due 10/1/49	73,390,000	73,637,977
Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
Series A
5.00%, due 6/1/33	900,000	855,294
Series A
5.00%, due 6/1/38	1,960,000	1,787,155
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/24	175,000	167,088

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Harris County-Houston Sports Authority, Revenue Bonds, Junior Lien
Series H, Insured: NATL-RE
(zero coupon), due 11/15/24	$ 795,000	$ 746,785
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	65,000	59,145
Series H, Insured: NATL-RE
(zero coupon), due 11/15/26	535,000	468,473
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	10,000	8,412
Series H, Insured: NATL-RE
(zero coupon), due 11/15/29	725,000	562,109
Series H, Insured: NATL-RE
(zero coupon), due 11/15/32	250,000	164,778
Series H, Insured: NATL-RE
(zero coupon), due 11/15/33	185,000	113,629
Series H, Insured: NATL-RE
(zero coupon), due 11/15/38	1,395,000	596,055
Series H, Insured: NATL-RE
(zero coupon), due 11/15/39	1,525,000	607,314
Series H, Insured: NATL-RE
(zero coupon), due 11/15/40	1,855,000	687,988
Series H, Insured: NATL-RE
(zero coupon), due 11/15/41	700,000	241,697
Harris County-Houston Sports Authority, Revenue Bonds, Third Lien
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/32	1,670,000	969,979
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/33	890,000	486,193
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	220,000	116,960
Series A-3, Insured: NATL-RE
(zero coupon), due 11/15/34	2,320,000	1,192,193
Harris County-Houston Sports Authority, Revenue Bonds, Senior Lien
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/34	2,035,000	1,180,754
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/38	36,015,000	15,749,594
Series A, Insured: AGM NATL-RE
(zero coupon), due 11/15/40	1,310,000	498,844
Hemphill County Hospital District, Limited General Obligation
4.625%, due 2/1/39	2,765,000	2,646,403
Montgomery County Toll Road Authority, Revenue Bonds, Senior Lien
5.00%, due 9/15/48	2,500,000	2,511,551
New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Inc., Revenue Bonds (a)
4.00%, due 8/15/36	1,000,000	905,232
4.00%, due 8/15/41	6,390,000	5,437,128
4.00%, due 8/15/51	880,000	683,662
4.00%, due 8/15/56	7,000,000	5,254,303

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Denton LLC, Revenue Bonds
Series B-1, Insured: AGM
4.00%, due 7/1/48	$ 1,000,000	$ 922,107
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Revenue Bonds
4.00%, due 11/1/49	1,600,000	1,267,648
New Hope Cultural Education Facilities Finance Corp., Quality Senior Housing Foundation of East Texas, Inc., Revenue Bonds
Series A-1
4.00%, due 12/1/54	555,000	382,760
Series A-1
5.00%, due 12/1/54	2,770,000	2,464,255
New Hope Cultural Education Facilities Finance Corp., Cumberland Academy, Inc., Revenue Bonds
Series A
5.00%, due 8/15/40 (a)	4,750,000	4,636,130
New Hope Cultural Education Facilities Finance Corp., Southwest Preparatory School, Revenue Bonds
Series A
5.00%, due 8/15/50 (a)	3,930,000	3,658,091
New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc., Project, Revenue Bonds
5.00%, due 1/1/55	1,500,000	1,140,227
New Hope Cultural Education Facilities Finance Corp., Legacy at Midtown Park Project, Revenue Bonds
Series A
5.50%, due 7/1/54	2,500,000	2,017,829
North Texas Tollway Authority, Revenue Bonds, Second Tier
Series B, Insured: BAM
3.00%, due 1/1/46	18,000,000	14,791,721
5.00%, due 1/1/50	1,750,000	1,838,611
Port Freeport, Revenue Bonds, Senior Lien
Series A
4.00%, due 6/1/38 (b)	1,650,000	1,637,364
Series A
4.00%, due 6/1/39 (b)	1,620,000	1,594,064
4.00%, due 6/1/51	2,535,000	2,245,141
Port of Port Arthur Navigation District, Port Improvement, Unlimited General Obligation
4.00%, due 3/1/47	4,200,000	4,184,121
Red River Education Finance Corp., Houston Baptist University Project, Revenue Bonds
5.50%, due 10/1/46	6,000,000	6,155,696
San Antonio Education Facilities Corp., University of the Incarnate Word, Revenue Bonds
Series A
4.00%, due 4/1/51	4,000,000	3,338,952
Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living Center Project, Revenue Bonds
5.00%, due 11/15/40	1,500,000	1,458,558
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
Series B
5.00%, due 11/15/40	1,250,000	1,282,529
Tarrant County Cultural Education Facilities Finance Corp., Buckner Retirement Services, Inc. Project, Revenue Bonds
5.00%, due 11/15/46	3,025,000	3,088,182

	Principal Amount	Value
Long-Term Municipal Bonds
Texas
Texas Private Activity Bond Surface Transportation Corp., North Tarrant Express Managed Lanes Project, Revenue Bonds, Senior Lien
Series A
4.00%, due 12/31/37	$ 2,120,000	$ 2,041,114
Series A
4.00%, due 12/31/38	2,745,000	2,618,281
Series A
4.00%, due 12/31/39	4,385,000	4,138,026
Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 12/31/50	4,985,000	5,003,786
5.00%, due 12/31/55	10,140,000	10,164,246
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC, Revenue Bonds, Senior Lien (b)
5.00%, due 6/30/58	54,155,000	54,893,165
6.75%, due 6/30/43	11,400,000	11,575,660
Texas Transportation Commission, State Highway 249, Revenue Bonds, First Tier
(zero coupon), due 8/1/43	3,750,000	1,316,288
(zero coupon), due 8/1/44	4,200,000	1,390,089
Series A
5.00%, due 8/1/57	9,750,000	9,911,846
		346,122,825
U.S. Virgin Islands 2.6%
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	24,065,000	25,089,731
Series A
5.00%, due 10/1/32	38,430,000	40,010,660
Series A
5.00%, due 10/1/39	106,075,000	106,227,366
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series C
5.00%, due 10/1/30 (a)	16,870,000	15,427,752
Series A
5.00%, due 10/1/32	15,200,000	13,594,657
Series A
5.00%, due 10/1/34 (a)	2,600,000	2,261,994
Series C
5.00%, due 10/1/39 (a)	4,610,000	3,712,093
		206,324,253
Utah 1.2%
Black Desert Public Infrastructure District, Limited General Obligation (a)
Series A
3.75%, due 3/1/41	410,000	334,327
Series A
4.00%, due 3/1/51	2,725,000	2,111,428

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
City of Salt Lake City, Airport, Revenue Bonds (b)
Series A
5.00%, due 7/1/46	$ 2,500,000	$ 2,642,556
Series A
5.00%, due 7/1/51	3,500,000	3,662,927
Medical School Campus Public Infrastructure District, Limited General Obligation (a)
Series A
5.25%, due 2/1/40	1,430,000	1,278,313
Series A
5.50%, due 2/1/50	2,915,000	2,582,846
Mida Golf and Equestrian Center Public Infrastructure District, Limited General Obligation (a)
4.50%, due 6/1/51	8,700,000	6,815,574
4.625%, due 6/1/57	2,000,000	1,547,301
Mida Mountain Village Public Infrastructure District, Assessment Area No. 2, Special Assessment
4.00%, due 8/1/50 (a)	2,000,000	1,497,232
Mida Mountain Village Public Infrastructure District, Special Assessment (a)
Series A
4.50%, due 8/1/40	1,500,000	1,377,611
Series A
5.00%, due 8/1/50	5,000,000	4,569,341
Military Installation Development Authority, Revenue Bonds
Series A-1
4.00%, due 6/1/36	4,000,000	3,492,169
Series A-1
4.00%, due 6/1/41	2,430,000	2,019,563
Series A-1
4.00%, due 6/1/52	14,600,000	11,251,686
UIPA Crossroads Public Infrastructure District, Tax Allocation
4.375%, due 6/1/52 (a)	5,500,000	4,808,383
Utah Charter School Finance Authority, North Star Academy Project, Revenue Bonds
Insured: UT CSCE
4.00%, due 4/15/45	2,020,000	1,911,952
Utah Charter School Finance Authority, Spectrum Academy Project, Revenue Bonds
Insured: BAM UT CSCE
4.00%, due 4/15/45	2,975,000	2,828,049
Insured: BAM UT CSCE
4.00%, due 4/15/50	3,395,000	3,161,202
Utah Charter School Finance Authority, Vista School, Revenue Bonds
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/45	1,870,000	1,763,507
Series 2020A, Insured: UT CSCE
4.00%, due 10/15/54	4,750,000	4,291,854
Utah Charter School Finance Authority, Providence Hall Project, Revenue Bonds
Series A, Insured: UT CSCE
4.00%, due 10/15/51	3,000,000	2,869,765
Utah Infrastructure Agency, Revenue Bonds
3.00%, due 10/15/45	4,425,000	2,918,627
5.00%, due 10/15/46	3,450,000	3,366,283

	Principal Amount	Value
Long-Term Municipal Bonds
Utah
Utah Infrastructure Agency, Telecommunication, Revenue Bonds
4.00%, due 10/15/36	$ 1,000,000	$ 899,120
4.00%, due 10/15/42	3,470,000	2,920,747
Series A
5.00%, due 10/15/32	1,615,000	1,660,210
Series A
5.00%, due 10/15/34	3,135,000	3,207,210
Series A
5.00%, due 10/15/37	1,100,000	1,108,719
Series A
5.00%, due 10/15/40	3,880,000	3,885,054
Series A
5.375%, due 10/15/40	6,010,000	6,111,288
		92,894,844
Vermont 0.1%
Vermont Economic Development Authority, Wake Robin Corp. Project, Revenue Bonds
Series A
4.00%, due 5/1/45	2,350,000	1,772,035
Vermont Student Assistance Corp., Education Loan, Revenue Bonds
Series B
4.50%, due 6/15/45 (b)	3,500,000	3,140,195
		4,912,230
Virginia 1.9%
Farmville Industrial Development Authority, Longwood University Student Project, Revenue Bonds
Series A
5.00%, due 1/1/48	6,750,000	6,749,704
Series A
5.00%, due 1/1/55	16,300,000	16,094,356
Farmville Industrial Development Authority, Longwood University Student Housing Project, Revenue Bonds
Series A
5.00%, due 1/1/59	7,355,000	7,186,710
Henrico County Economic Development Authority, LifeSpire of Virginia, Residential Care Facility, Revenue Bonds
Series C
5.00%, due 12/1/47	2,200,000	2,159,943
James City County Economic Development Authority, Williamsburg Landing, Inc., Revenue Bonds
Series A
4.00%, due 12/1/50	3,235,000	2,424,500
Lynchburg Economic Development Authority, Randolph College Project, Revenue Bonds
5.00%, due 9/1/48	3,455,000	3,529,382
Newport News Economic Development Authority, LifeSpire of Virginia Obligated Group, Revenue Bonds
5.00%, due 12/1/38	2,575,000	2,580,881
Roanoke Economic Development Authority, Lynchburg College, Revenue Bonds
Series A
4.00%, due 9/1/48	4,640,000	4,122,695
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
4.00%, due 4/1/45	1,000,000	903,082

	Principal Amount	Value
Long-Term Municipal Bonds
Virginia
Salem Economic Development Authority, Educational Facilities, Roanoke College, Revenue Bonds
5.00%, due 4/1/49	$ 1,000,000	$ 1,022,081
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed, Revenue Bonds
Series 2007A-1
6.706%, due 6/1/46	31,920,000	30,395,539
Virginia College Building Authority, Regent University Project, Revenue Bonds
3.00%, due 6/1/41	2,250,000	1,687,612
4.00%, due 6/1/36	1,300,000	1,232,374
Virginia College Building Authority, Marymount University Project, Green Bond, Revenue Bonds
Series B
5.00%, due 7/1/45 (a)	1,945,000	1,903,854
Virginia Small Business Financing Authority, 95 Express Lanes LLC, Revenue Bonds, Senior Lien (b)
4.00%, due 1/1/39	1,120,000	1,085,533
4.00%, due 7/1/39	1,380,000	1,335,022
4.00%, due 1/1/48	10,100,000	9,167,605
5.00%, due 1/1/36	1,345,000	1,452,375
5.00%, due 1/1/38	3,000,000	3,193,717
Virginia Small Business Financing Authority, National Senior Campuses, Inc., Revenue Bonds
4.00%, due 1/1/45	2,510,000	2,320,119
Virginia Small Business Financing Authority, National Senior Campuses Inc. Obligated Group, Revenue Bonds
4.00%, due 1/1/51	12,090,000	10,792,818
Virginia Small Business Financing Authority, Capital Beltway Express LLC, Revenue Bonds, Senior Lien
5.00%, due 12/31/52 (b)	18,665,000	19,326,725
Virginia Small Business Financing Authority, Transform 66 P3 Project, Revenue Bonds, Senior Lien
5.00%, due 12/31/56 (b)	23,900,000	23,860,921
		154,527,548
Washington 1.4%
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds
4.00%, due 1/1/41	3,000,000	2,889,192
Pend Oreille County Public Utility District No. 1 Box Canyon, Green Bond, Revenue Bonds
5.00%, due 1/1/48	5,180,000	5,334,737
Port of Seattle, Intermediate Lien, Revenue Bonds
Series C
5.00%, due 8/1/46 (b)	18,250,000	19,299,910
Port of Seattle Industrial Development Corp., Delta Air Lines, Inc., Revenue Bonds
5.00%, due 4/1/30 (b)	1,825,000	1,828,045
Washington Economic Development Finance Authority, North Pacific Paper Co. Recycling Project, Green Bond, Revenue Bonds
Series A
5.625%, due 12/1/40 (a)(b)	4,000,000	4,000,904
Washington Higher Education Facilities Authority, Whitworth University Project, Revenue Bonds
4.00%, due 10/1/38	1,665,000	1,612,779
Series A
5.00%, due 10/1/40	3,000,000	3,076,775
Washington Higher Education Facilities Authority, Seattle Pacific University Project, Revenue Bonds
Series A
5.00%, due 10/1/45	3,130,000	3,207,640

	Principal Amount	Value
Long-Term Municipal Bonds
Washington
Washington State Convention Center Public Facilities District, Lodging Tax, Revenue Bonds
Series B
3.00%, due 7/1/43	$ 5,565,000	$ 4,238,093
Series B
3.00%, due 7/1/48	8,250,000	5,636,546
Series B
3.00%, due 7/1/48	2,465,000	1,743,810
Series B
3.00%, due 7/1/58	13,760,000	8,981,418
Series B
3.00%, due 7/1/58	4,000,000	2,514,047
4.00%, due 7/1/58	8,910,000	7,188,166
Series B
4.00%, due 7/1/58	5,155,000	4,158,810
Series B
4.00%, due 7/1/58	1,750,000	1,476,259
Series A
5.00%, due 7/1/58	5,715,000	5,781,549
Washington State Housing Finance Commission, Eliseo Project, Revenue Bonds (a)
Series A
4.00%, due 1/1/41	4,620,000	3,808,886
Series A
4.00%, due 1/1/51	1,700,000	1,271,718
Series A
4.00%, due 1/1/57	8,085,000	5,834,222
Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds
5.00%, due 1/1/48	3,000,000	2,763,388
Whidbey Island Public Hospital District, Whidbey General Hospital, Limited General Obligation
3.75%, due 12/1/32	100,000	82,893
4.00%, due 12/1/37	290,000	229,135
Whidbey Island Public Hospital District, Unlimited General Obligation
5.375%, due 12/1/39	9,670,000	8,208,502
5.50%, due 12/1/33	2,070,000	1,883,148
		107,050,572
West Virginia 0.4%
County of Ohio, Special District Excise Tax, The Highlands Project, Revenue Bonds
Series B
4.25%, due 3/1/35	4,000,000	3,975,826
Glenville State College, Board of Governors, Revenue Bonds
5.25%, due 6/1/47	4,000,000	3,599,463
Monongalia County Commission Excise Tax District, University Town Centre, Revenue Bonds
Series A
4.125%, due 6/1/43 (a)	1,000,000	922,715
Monongalia County Commission Excise Tax District, University Town Center, Revenue Bonds
Series A
5.50%, due 6/1/37 (a)	4,000,000	4,089,204

	Principal Amount	Value
Long-Term Municipal Bonds
West Virginia
West Virginia Hospital Finance Authority, Cabell Huntington Hospital Obligated Group, Revenue Bonds
Series A, Insured: AGM-CR
4.00%, due 1/1/37	$ 4,875,000	$ 4,815,571
Series A, Insured: AGM-CR
4.00%, due 1/1/38	2,500,000	2,451,347
Series A, Insured: AGM-CR
4.125%, due 1/1/47	13,350,000	12,535,322
		32,389,448
Wisconsin 2.3%
Public Finance Authority, Wonderful Foundations Charter School, Revenue Bonds (a)
Series B
(zero coupon), due 1/1/60	71,700,000	4,345,995
Series A-1
5.00%, due 1/1/55	15,965,000	13,295,222
Public Finance Authority, Methodist University, Inc. (The), Revenue Bonds (a)
4.00%, due 3/1/26	755,000	729,489
4.00%, due 3/1/30	950,000	870,984
Public Finance Authority, North Carolina Leadership Charter Academy, Inc., Revenue Bonds
Series A
4.00%, due 6/15/29 (a)	270,000	259,257
Public Finance Authority, National Gypsum Co., Revenue Bonds
4.00%, due 8/1/35 (b)	4,000,000	3,576,502
Public Finance Authority, Roseman University of Health Sciences, Revenue Bonds
4.00%, due 4/1/42 (a)	1,000,000	836,172
4.00%, due 4/1/52 (a)	3,000,000	2,306,801
5.00%, due 4/1/30 (a)	700,000	716,853
5.00%, due 4/1/40 (a)	300,000	297,252
5.00%, due 4/1/50 (a)	1,000,000	944,755
5.875%, due 4/1/45	6,350,000	6,451,709
Public Finance Authority, Fellowship Senior Living Project, Revenue Bonds
Series A
4.00%, due 1/1/46	11,410,000	9,575,124
Series A
4.00%, due 1/1/52	3,130,000	2,539,249
Public Finance Authority, WakeMed Obligated Group, Revenue Bonds
Series A
4.00%, due 10/1/49	6,750,000	6,396,108
Public Finance Authority, Appalachian State University Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 7/1/50	1,000,000	916,193
Series A, Insured: AGM
4.00%, due 7/1/55	1,250,000	1,130,213
Series A, Insured: AGM
4.00%, due 7/1/59	1,600,000	1,430,166
Public Finance Authority, UNC Health Southeastern, Revenue Bonds
Series A
4.00%, due 2/1/51	3,970,000	3,586,259

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, Revenue Bonds
4.00%, due 9/30/51 (b)	$ 14,945,000	$ 12,554,395
Public Finance Authority, College Achieve Paterson Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/52 (a)	1,565,000	1,202,378
Public Finance Authority, Fargo Moorhead Met Area Flood, Green Bond, Revenue Bonds
4.00%, due 3/31/56 (b)	5,545,000	4,528,763
Public Finance Authority, Appalachian Regional Healthcare System Obligated Group, Revenue Bonds
4.00%, due 7/1/56	2,250,000	1,806,234
Public Finance Authority, Givens Estates, Revenue Bonds
4.00%, due 12/1/56	4,750,000	4,175,172
Public Finance Authority, Ultimate Medical Academy Project, Revenue Bonds (a)
Series A
5.00%, due 10/1/24	2,200,000	2,223,642
Series A
5.00%, due 10/1/28	1,000,000	1,020,683
Series A
5.00%, due 10/1/29	2,000,000	2,040,742
Series A
5.00%, due 10/1/34	1,090,000	1,088,971
Series A
5.00%, due 10/1/39	16,500,000	15,973,208
Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
Series A
5.00%, due 6/1/36 (a)	750,000	727,236
Public Finance Authority, Carmelite System, Inc. Obligated Group (The), Revenue Bonds
5.00%, due 1/1/40	4,085,000	4,118,070
5.00%, due 1/1/45	3,060,000	3,055,823
Public Finance Authority, TRIPS Obligated Group, Revenue Bonds
Series B
5.00%, due 7/1/42 (b)	2,750,000	2,757,928
Public Finance Authority, NC A&T Real Estate Foundation LLC Project, Revenue Bonds
Series A
5.00%, due 6/1/44	1,350,000	1,325,589
Series A
5.00%, due 6/1/49	6,875,000	6,618,433
Series B
5.00%, due 6/1/49	2,720,000	2,618,493
Public Finance Authority, Guilford College, Revenue Bonds
Series A
5.00%, due 1/1/48	2,000,000	1,961,387
5.50%, due 1/1/47	5,910,000	6,005,865
Public Finance Authority, Coral Academy of Science Las Vegas, Revenue Bonds
Series A
5.00%, due 7/1/48	2,000,000	2,010,463
Public Finance Authority, Wilson Preparatory Academy, Revenue Bonds
Series A
5.00%, due 6/15/49 (a)	1,100,000	1,045,852

	Principal Amount	Value
Long-Term Municipal Bonds
Wisconsin
Public Finance Authority, College Achieve Central Charter School, Revenue Bonds
Series A
5.00%, due 6/15/51 (a)	$ 2,145,000	$ 1,963,000
Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Senior Lien
Series A
5.00%, due 2/1/52	4,000,000	3,903,580
Public Finance Authority, The Franklin School Of Innovation, Inc., Revenue Bonds
5.00%, due 1/1/57 (a)	3,200,000	2,843,485
Public Finance Authority, Nevada State College, Revenue Bonds (a)
Series A
5.00%, due 5/1/60	6,555,000	5,970,313
Series B
9.00%, due 5/1/71	3,035,000	3,112,320
Public Finance Authority, Wingate University, Revenue Bonds
Series A
5.25%, due 10/1/38	3,250,000	3,325,382
Public Finance Authority, CHF-Cullowhee, LLC - Western Carolina University Project, Revenue Bonds
Series A
5.25%, due 7/1/47	2,000,000	2,005,740
Public Finance Authority, Lake Erie College Project, Revenue Bonds
Series A
5.875%, due 10/1/54 (a)	2,000,000	1,748,850
Public Finance Authority, Irving Convention Center Hotel Project, Revenue Bonds
Series A-2
7.00%, due 1/1/50 (a)	12,690,000	14,160,106
Wisconsin Health & Educational Facilities Authority, St. Camillus Health System, Inc., Revenue Bonds
Series B-2
2.55%, due 11/1/27	2,545,000	2,415,371
Wisconsin Health & Educational Facilities Authority, HOPE Christian Schools, Revenue Bonds
3.00%, due 12/1/31	560,000	493,682
Wisconsin Health & Educational Facilities Authority, Children's Hospital of Wisconsin Obligated Group, Revenue Bonds
3.00%, due 8/15/52	2,000,000	1,539,585
Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital Inc. Obligated Group, Revenue Bonds
Series A
5.375%, due 2/1/48	3,200,000	3,184,743
		185,729,787
Total Long-Term Municipal Bonds (Cost $7,697,439,728)		7,419,223,058
Short-Term Municipal Notes 3.1%
Alabama 0.4%
Black Belt Energy Gas District, Gas Project No.7, Revenue Bonds
Series C-2
2.01%, due 10/1/52 (h)	28,020,000	26,853,802

	Principal Amount	Value
Short-Term Municipal Notes
Alabama
Hoover Industrial Development Board, United States Steel Corp., Green Bond, Revenue Bonds
6.375%, due 11/1/50 (b)(h)	$ 3,140,000	$ 3,525,610
		30,379,412
Arizona 0.8%
Mizuho Floater/Residual Trust, Revenue Bonds (a)(h)
Series MIZ-9045
4.59%, due 2/1/25	14,250,000	14,250,000
Series MIZ-9060TX
4.59%, due 2/15/41	20,745,000	20,745,000
Series MIZ-9037
4.74%, due 2/1/45	26,300,000	26,300,000
		61,295,000
California 0.3%
Northern California Gas Authority No. 1, Gas Project, Revenue Bonds
Series B
3.905%, due 7/1/27 (h)	26,365,000	26,211,764
Louisiana 0.1%
Parish of St. John the Baptist LA, Marathon Oil Corp. Project, Revenue Bonds
Series B-2
2.375%, due 6/1/37 (h)	7,200,000	6,818,942
New Jersey 0.8%
New Jersey Turnpike Authority, Revenue Bonds
Series D-1
3.758%, due 1/1/24 (h)	64,900,000	65,186,358
New York 0.2%
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series CC
1.10%, due 6/15/41 (h)	14,430,000	14,430,000
Puerto Rico 0.0% ‡
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
3.705%, due 7/1/29 (h)	4,690,000	4,249,625

	Principal Amount	Value
Short-Term Municipal Notes
Texas 0.5%
Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds
Series C
3.838%, due 9/15/27 (h)	$ 42,775,000	$ 42,375,803
Total Short-Term Municipal Notes (Cost $252,398,182)		250,946,904
Total Municipal Bonds (Cost $7,949,837,910)		7,670,169,962

Long-Term Bonds 0.2%
Corporate Bonds 0.2%
Commercial Services 0.1%
Howard University
Series 21A
4.756%, due 10/1/51	5,250,000	4,077,063
Wildflower Improvement Association
6.625%, due 3/1/31 (a)	4,606,556	4,441,481
		8,518,544
Healthcare-Services 0.1%
Toledo Hospital (The)
6.015%, due 11/15/48	9,450,000	6,286,140
Total Corporate Bonds (Cost $16,138,350)		14,804,684
Total Long-Term Bonds (Cost $16,138,350)		14,804,684

	Shares	Value
Closed-End Funds 0.6%
Massachusetts 0.1%
DWS Municipal Income Trust	131,002	1,188,188
Pioneer Municipal High Income Advantage Fund, Inc.	200,399	1,755,496
Pioneer Municipal High Income Fund Trust	200,954	1,886,958
		4,830,642
Michigan 0.0% ‡
BlackRock MuniYield Michigan Quality Fund, Inc.	245,271	2,899,103
Multi-State 0.3%
BlackRock Municipal 2030 Target Term Trust	427,334	9,495,361
BlackRock MuniHoldings Fund, Inc.	146,484	1,816,402
BlackRock MuniYield Quality Fund II, Inc.	588,091	6,374,906
BlackRock MuniYield Quality Fund, Inc.	287,227	3,527,148
		21,213,817

	Shares	Value
Closed-End Funds
New Jersey 0.0% ‡
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	307,548	$ 3,647,519
New York 0.2%
BlackRock MuniHoldings New York Quality Fund, Inc.	525,108	5,781,439
BlackRock MuniYield New York Quality Fund, Inc.	543,595	5,718,620
BlackRock New York Municipal Income Trust	26,795	299,300
		11,799,359
Pennsylvania 0.0% ‡
Invesco Pennsylvania Value Municipal Income Trust	18,699	197,461
Total Closed-End Funds (Cost $53,605,846)		44,587,901
Total Investments (Cost $8,019,582,106)	97.6%	7,729,562,547
Other Assets, Less Liabilities	2.4	190,864,117
Net Assets	100.0%	$ 7,920,426,664

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(d)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $133,758,238, which represented 1.7% of the Fund’s net assets.
(e)	Step coupon—Rate shown was the rate in effect as of January 31, 2023.
(f)	Issue in default.
(g)	Issue in non-accrual status.
(h)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Notes	(6,500)	March 2023	$ (732,961,613)	$ (744,351,563)	$ (11,389,950)

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
U.S. Treasury Ultra Bonds	(4,250)	March 2023	$ (571,010,909)	$ (602,437,500)	$ (31,426,591)
Net Unrealized Depreciation					$ (42,816,541)

1.	As of January 31, 2023, cash in the amount of $40,300,000 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
ACA—ACA Financial Guaranty Corp.
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CHF—Collegiate Housing Foundation
CR—Custodial Receipts
MUN GOVT GTD—Municipal Government Guaranteed
NATL-RE—National Public Finance Guarantee Corp.
SD CRED PROG—School District Credit Enhancement Program
UT CSCE—Utah Charter School Credit Enhancement Program
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 7,419,223,058	$ —	$ 7,419,223,058
Short-Term Municipal Notes	—	250,946,904	—	250,946,904
Total Municipal Bonds	—	7,670,169,962	—	7,670,169,962
Long-Term Bonds
Corporate Bonds	—	14,804,684	—	14,804,684
Total Corporate Bonds	—	14,804,684	—	14,804,684
Closed-End Funds	44,587,901	—	—	44,587,901
Total Investments in Securities	$ 44,587,901	$ 7,684,974,646	$ —	$ 7,729,562,547
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (42,816,541)	$ —	$ —	$ (42,816,541)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay WMC International Research Equity Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 96.7%
Australia 3.1%
ANZ Group Holdings Ltd. (Banks) (a)	83,967	$ 1,487,037
Brambles Ltd. (Commercial Services & Supplies)	35,046	297,987
Glencore plc (Metals & Mining)	285,148	1,914,499
Goodman Group (Equity Real Estate Investment Trusts)	46,679	667,490
Orora Ltd. (Containers & Packaging)	79,591	168,225
Rio Tinto plc (Metals & Mining)	7,622	595,860
Whitehaven Coal Ltd. (Oil, Gas & Consumable Fuels)	46,288	276,562
		5,407,660
Austria 1.0%
BAWAG Group AG (Banks) (b)(c)	13,905	859,742
Erste Group Bank AG (Banks)	21,381	809,899
		1,669,641
Belgium 0.9%
KBC Group NV (Banks)	12,848	950,059
UCB SA (Pharmaceuticals)	6,865	563,193
		1,513,252
Brazil 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities) (c)	52,900	580,031
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)	52,800	306,422
Rumo SA (Road & Rail)	139,950	506,724
Vale SA (Metals & Mining)	37,500	698,171
		2,091,348
Burkina Faso 0.3%
Endeavour Mining plc (Metals & Mining)	20,565	484,546
Canada 4.5%
Barrick Gold Corp. (Metals & Mining)	30,642	599,230
Boat Rocker Media, Inc. (Entertainment) (c)	42,890	87,356
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	15,797	969,630
Canadian Pacific Railway Ltd. (Road & Rail)	4,290	338,609
Constellation Software, Inc. (Software)	472	833,913
Hydro One Ltd. (Electric Utilities) (b)	15,165	414,643
Intact Financial Corp. (Insurance)	6,469	938,492
Ivanhoe Mines Ltd., Class A (Metals & Mining) (c)(d)	51,229	481,277
Lightspeed Commerce, Inc. (Software) (c)(d)	28,608	517,550
Methanex Corp. (Chemicals)	11,750	556,172
Nuvei Corp. (IT Services) (c)(d)	7,046	248,935
Royal Bank of Canada (Banks)	11,704	1,197,713
Shopify, Inc., Class A (IT Services) (c)	11,540	568,695
		7,752,215
China 8.3%
Airtac International Group (Machinery)	19,028	652,590
Alibaba Group Holding Ltd., Sponsored ADR (Internet & Direct Marketing Retail) (c)	8,594	947,059
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail) (c)	37,400	516,803

	Shares	Value
Common Stocks
China
Anhui Conch Cement Co. Ltd., Class H (Construction Materials)	66,000	$ 249,979
China Longyuan Power Group Corp. Ltd., Class H (Independent Power and Renewable Electricity Producers)	618,877	850,810
China Merchants Bank Co. Ltd., Class H (Banks)	160,000	1,038,624
China Pacific Insurance Group Co. Ltd., Class H (Insurance)	211,759	583,823
ENN Energy Holdings Ltd. (Gas Utilities)	37,300	561,303
JD.com, Inc., Class A (Internet & Direct Marketing Retail)	30,100	895,462
KE Holdings, Inc., ADR (Real Estate Management & Development) (c)	47,894	878,376
Meituan (Internet & Direct Marketing Retail) (b)(c)(e)	7,440	165,754
Minth Group Ltd. (Auto Components)	144,000	421,142
NetEase, Inc. (Entertainment)	22,400	396,294
Niu Technologies, Sponsored ADR (Automobiles) (c)	30,466	164,212
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	110,390	861,654
Prosus NV (Internet & Direct Marketing Retail) (c)	7,488	605,622
Tencent Holdings Ltd. (Interactive Media & Services)	80,100	3,904,111
Trip.com Group Ltd. (Hotels, Restaurants & Leisure) (c)	22,000	811,500
		14,505,118
Denmark 0.8%
Ascendis Pharma A/S, ADR (Biotechnology) (c)	2,784	345,439
DSV A/S (Air Freight & Logistics)	2,314	382,136
Genmab A/S (Biotechnology) (c)	1,754	686,113
		1,413,688
Finland 0.2%
Nokian Renkaat OYJ (Auto Components)	9,380	112,391
Nordea Bank Abp (Banks)	25,427	297,222
		409,613
France 10.5%
Airbus SE (Aerospace & Defense)	10,513	1,317,297
ALD SA (Road & Rail) (b)	42,252	531,376
Arkema SA (Chemicals)	4,402	446,111
AXA SA (Insurance)	38,429	1,197,964
BNP Paribas SA (Banks)	22,491	1,541,648
Bureau Veritas SA (Professional Services)	28,797	822,923
Capgemini SE (IT Services)	3,186	604,187
Dassault Aviation SA (Aerospace & Defense)	1,203	205,194
Edenred (IT Services)	7,046	383,431
Engie SA (Multi-Utilities)	49,941	710,469
JCDecaux SE (Media) (c)	38,461	869,654
Klepierre SA (Equity Real Estate Investment Trusts) (c)	13,724	348,485
LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,501	2,184,834
Pernod Ricard SA (Beverages)	15,509	3,208,912
Renault SA (Automobiles) (c)	17,337	704,807
Rothschild & Co. (Capital Markets)	6,282	265,134
Safran SA (Aerospace & Defense)	4,885	701,481
SOITEC (Semiconductors & Semiconductor Equipment) (c)	3,118	473,006
TotalEnergies SE (Oil, Gas & Consumable Fuels)	10,764	668,738
Vinci SA (Construction & Engineering)	8,132	917,411

	Shares	Value
Common Stocks
France
Worldline SA (IT Services) (b)(c)	4,651	$ 210,708
		18,313,770
Germany 3.5%
Brenntag SE (Trading Companies & Distributors)	9,532	709,375
Commerzbank AG (Banks) (c)	113,784	1,295,920
Daimler Truck Holding AG (Machinery) (c)	28,682	960,928
RWE AG (Independent Power and Renewable Electricity Producers)	15,600	692,385
Siemens AG (Registered) (Industrial Conglomerates)	9,131	1,418,644
Siemens Healthineers AG (Health Care Equipment & Supplies) (b)	5,585	298,310
Talanx AG (Insurance)	15,496	764,450
		6,140,012
Hong Kong 3.3%
AIA Group Ltd. (Insurance)	223,908	2,528,484
CK Asset Holdings Ltd. (Real Estate Management & Development)	149,500	955,193
Prudential plc (Insurance)	62,100	1,029,075
Techtronic Industries Co. Ltd. (Machinery)	50,000	644,638
Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	112,000	642,674
		5,800,064
India 2.0%
Axis Bank Ltd. (Banks)	80,476	858,697
Bharti Airtel Ltd. (Wireless Telecommunication Services)	100,490	924,734
Kotak Mahindra Bank Ltd. (Banks)	49,733	1,054,148
SBI Life Insurance Co. Ltd. (Insurance) (b)	40,068	597,641
		3,435,220
Indonesia 0.6%
Bank Rakyat Indonesia Persero Tbk. PT (Banks)	3,166,910	969,783
Ireland 1.6%
AIB Group plc (Banks)	241,897	1,012,317
CRH plc (Construction Materials)	12,306	572,502
Ryanair Holdings plc, Sponsored ADR (Airlines) (c)	6,959	629,998
Smurfit Kappa Group plc (Containers & Packaging)	13,453	564,936
		2,779,753
Italy 3.2%
Amplifon SpA (Health Care Providers & Services)	8,993	248,145
DiaSorin SpA (Health Care Equipment & Supplies)	2,785	362,472
Enel SpA (Electric Utilities)	97,142	571,779
Ferrari NV (Automobiles)	3,328	829,892
FinecoBank Banca Fineco SpA (Banks)	82,277	1,474,718
Stevanato Group SpA (Life Sciences Tools & Services)	23,457	461,634
UniCredit SpA (Banks)	79,906	1,557,199
		5,505,839

	Shares	Value
Common Stocks
Japan 13.3%
Advantest Corp. (Semiconductors & Semiconductor Equipment)	3,700	$ 264,541
Asahi Intecc Co. Ltd. (Health Care Equipment & Supplies)	16,400	287,481
Astellas Pharma, Inc. (Pharmaceuticals)	54,300	801,448
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	24,900	645,894
Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	32,100	1,008,831
Daikin Industries Ltd. (Building Products)	5,200	905,400
Eisai Co. Ltd. (Pharmaceuticals)	6,000	372,217
Hakuhodo DY Holdings, Inc. (Media)	35,000	378,727
Hoya Corp. (Health Care Equipment & Supplies)	6,350	699,236
Ibiden Co. Ltd. (Electronic Equipment, Instruments & Components)	21,400	837,118
Isuzu Motors Ltd. (Automobiles)	61,270	773,904
ITOCHU Corp. (Trading Companies & Distributors)	15,500	501,095
KDDI Corp. (Wireless Telecommunication Services)	25,786	805,667
Koito Manufacturing Co. Ltd. (Auto Components)	5,070	85,636
Lasertec Corp. (Semiconductors & Semiconductor Equipment)	3,270	649,753
Makita Corp. (Machinery)	23,000	614,371
Mitsubishi Corp. (Trading Companies & Distributors)	16,700	559,100
Mitsubishi Electric Corp. (Electrical Equipment)	14,300	157,454
Mitsubishi UFJ Financial Group, Inc. (Banks)	155,900	1,144,296
Mitsui & Co. Ltd. (Trading Companies & Distributors)	19,700	582,110
Musashi Seimitsu Industry Co. Ltd. (Auto Components)	19,900	273,812
NET One Systems Co. Ltd. (IT Services)	19,300	522,207
Nexon Co. Ltd. (Entertainment)	17,400	420,688
Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	34,620	1,036,674
Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	20,100	436,516
Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	3,800	632,355
Resona Holdings, Inc. (Banks)	92,620	512,969
Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	600	34,059
Seino Holdings Co. Ltd. (Road & Rail)	22,300	222,553
Sony Group Corp. (Household Durables)	14,727	1,314,680
Square Enix Holdings Co. Ltd. (Entertainment)	14,700	694,497
Subaru Corp. (Automobiles)	38,090	629,219
T&D Holdings, Inc. (Insurance)	68,200	1,095,090
Tokio Marine Holdings, Inc. (Insurance)	30,550	639,452
Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	4,220	1,480,885
Yamaha Motor Co. Ltd. (Automobiles)	34,030	837,235
Yamato Holdings Co. Ltd. (Air Freight & Logistics)	10,900	190,396
		23,047,566
Luxembourg 0.3%
ArcelorMittal SA (Metals & Mining)	18,667	577,176
Macao 0.3%
Sands China Ltd. (Hotels, Restaurants & Leisure) (c)	145,200	543,641
Netherlands 6.1%
Adyen NV (IT Services) (b)(c)	233	352,238

	Shares	Value
Common Stocks
Netherlands
Akzo Nobel NV (Chemicals)	4,695	$ 349,219
Argenx SE (Biotechnology) (c)	1,166	443,268
ASML Holding NV (Semiconductors & Semiconductor Equipment)	4,472	2,961,641
IMCD NV (Trading Companies & Distributors)	2,443	387,441
Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	34,480	1,027,543
Koninklijke DSM NV (Chemicals)	1,346	173,067
Koninklijke KPN NV (Diversified Telecommunication Services)	295,916	1,010,972
Shell plc (Oil, Gas & Consumable Fuels)	116,445	3,420,252
Wolters Kluwer NV (Professional Services)	5,186	565,205
		10,690,846
Philippines 0.5%
BDO Unibank, Inc. (Banks)	417,968	944,319
Portugal 0.3%
EDP - Energias de Portugal SA (Electric Utilities)	88,569	440,195
Republic of Korea 1.1%
Coupang, Inc. (Internet & Direct Marketing Retail) (c)	23,511	397,101
LG Chem Ltd. (Chemicals)	888	501,952
Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	1,036	581,241
SK Telecom Co. Ltd. (Wireless Telecommunication Services)	9,280	351,895
		1,832,189
Russia 0.0% ‡
LUKOIL PJSC, Sponsored ADR (Oil, Gas & Consumable Fuels) (a)(c)(f)	11,171	27,760
Mobile TeleSystems PJSC (Wireless Telecommunication Services) (a)(f)	80,528	—
		27,760
Singapore 1.2%
Capitaland Investment Ltd. (Real Estate Management & Development)	234,400	711,652
SATS Ltd. (Transportation Infrastructure) (c)	39,100	90,321
Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	281,800	540,070
United Overseas Bank Ltd. (Banks)	32,300	735,681
		2,077,724
South Africa 1.1%
Anglo American plc (Metals & Mining)	20,106	866,661
Discovery Ltd. (Insurance) (c)	56,406	446,588
Sibanye Stillwater Ltd. (Metals & Mining)	108,638	288,035
Thungela Resources Ltd. (Oil, Gas & Consumable Fuels)	29,830	388,134
		1,989,418
Spain 0.9%
Cellnex Telecom SA (Diversified Telecommunication Services)	13,437	527,290
Grifols SA (Biotechnology) (c)	15,570	206,068
Iberdrola SA (Electric Utilities) (c)	72,150	843,717
		1,577,075

	Shares	Value
Common Stocks
Sweden 0.8%
Alfa Laval AB (Machinery)	3,258	$ 102,005
Assa Abloy AB, Class B (Building Products)	25,166	593,124
EQT AB (Capital Markets)	7,595	171,302
Volvo AB, Class B (Machinery)	24,910	493,721
		1,360,152
Switzerland 4.1%
Alcon, Inc. (Health Care Equipment & Supplies)	13,441	1,013,484
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods)	12,956	1,997,630
Lonza Group AG (Registered) (Life Sciences Tools & Services)	1,090	622,254
Novartis AG (Registered) (Pharmaceuticals)	24,763	2,239,582
PSP Swiss Property AG (Registered) (Real Estate Management & Development)	2,611	325,771
Tecan Group AG (Registered) (Life Sciences Tools & Services)	1,518	637,882
Wizz Air Holdings plc (Airlines) (b)(c)	8,302	273,078
		7,109,681
Taiwan 3.1%
ASPEED Technology, Inc. (Semiconductors & Semiconductor Equipment)	9,615	684,391
E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	126,200	733,598
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	41,995	3,894,196
		5,312,185
Thailand 1.0%
Kasikornbank PCL
(Banks)	37,900	166,389
NVDR (Banks)	231,020	1,017,292

Minor International PCL, NVDR (Hotels, Restaurants & Leisure) (c)	414,800	420,210
PTT Global Chemical PCL (Chemicals)	45,700	68,531
		1,672,422
United Arab Emirates 0.3%
Network International Holdings plc (IT Services) (b)(c)	146,607	475,345
United Kingdom 15.3%
Abcam plc, Sponsored ADR (Biotechnology) (c)	29,356	407,168
Allfunds Group plc (Capital Markets)	59,344	474,414
AstraZeneca plc (Pharmaceuticals)	17,882	2,339,651
BAE Systems plc (Aerospace & Defense)	58,149	614,549
Beazley plc (Insurance)	119,257	980,289
BP plc (Oil, Gas & Consumable Fuels)	478,054	2,892,346
British American Tobacco plc (Tobacco)	65,323	2,498,225
BT Group plc (Diversified Telecommunication Services)	397,037	612,317
CNH Industrial NV (Machinery)	31,008	546,007
Compass Group plc (Hotels, Restaurants & Leisure)	29,523	703,884
ConvaTec Group plc (Health Care Equipment & Supplies) (b)	160,182	462,982
Croda International plc (Chemicals)	5,835	497,214
Diageo plc (Beverages)	27,094	1,177,170
easyJet plc (Airlines) (c)	26,226	159,836

	Shares	Value
Common Stocks
United Kingdom
Experian plc (Professional Services)	10,883	$ 397,887
Genus plc (Biotechnology)	443	15,873
HSBC Holdings plc (Banks)	171,128	1,261,603
Hyve Group plc (Media) (c)	102,687	92,539
Imperial Brands plc (Tobacco)	13,221	331,448
International Consolidated Airlines Group SA (Airlines) (c)	246,776	516,125
National Express Group plc (Road & Rail) (c)	114,185	189,007
National Grid plc (Multi-Utilities)	44,180	561,963
Reckitt Benckiser Group plc (Household Products)	21,362	1,521,226
Rolls-Royce Holdings plc (Aerospace & Defense) (c)	131,574	172,365
Rotork plc (Machinery)	86,950	343,245
Smith & Nephew plc (Health Care Equipment & Supplies)	28,851	397,186
Standard Chartered plc (Banks)	139,836	1,171,166
Taylor Wimpey plc (Household Durables)	430,427	623,861
Unilever plc (Personal Products)	74,824	3,822,673
Wise plc, Class A (IT Services) (c)	29,968	200,414
WPP plc (Media)	58,077	677,483
		26,662,116
United States 2.0%
GSK plc (Pharmaceuticals)	54,535	952,345
QIAGEN NV (Life Sciences Tools & Services) (c)	10,471	508,608
Roche Holding AG (Pharmaceuticals)	2,072	647,569
Schneider Electric SE (Electrical Equipment)	8,154	1,322,231
		3,430,753
Total Common Stocks (Cost $165,240,408)		167,962,085
Preferred Stocks 1.3%
Brazil 0.5%
Banco Bradesco SA (Banks) (c)	322,300	890,145
Germany 0.3%
Volkswagen AG (Automobiles) 2.91%	3,446	476,092
Republic of Korea 0.5%
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals) 1.88%	20,698	932,678
Total Preferred Stocks (Cost $3,151,918)		2,298,915

	Shares	Value
Exchange-Traded Fund 0.9%
United States 0.9%
iShares MSCI ACWI ex U.S. ETF (d)	31,968	$ 1,584,334
Total Exchange-Traded Fund (Cost $1,545,890)		1,584,334

Short-Term Investments 0.5%
Affiliated Investment Company 0.5%
United States 0.5%
MainStay U.S. Government Liquidity Fund, 4.307% (g)	808,576	808,576
Unaffiliated Investment Company 0.0% ‡
United States 0.0% ‡
Invesco Government & Agency Portfolio, 4.39% (g)(h)	986	986
Total Short-Term Investments (Cost $809,562)		809,562
Total Investments, Before Investments Sold Short (Cost $170,747,778)	99.4%	172,654,896
Investments Sold Short (0.0)% ‡
Common Stock Sold Short (0.0)% ‡
Australia (0.0)% ‡
Virgin Australia Airlines Holdings Pty. Ltd. (Airlines) (a)(c)(f)	(444,108)	(31)
Total Common Stock Sold Short (Proceeds $0)		(31)

	Number of Rights
Right Sold Short (0.0)% ‡
United States (0.0)% ‡
Intercell (Biotechnology) Expires 12/31/49 (a)(c)(f)	(19,159)	(2)
Total Right Sold Short (Proceeds $0)		(2)

	Number of Warrants	Value
Warrants Sold Short (0.0)% ‡
Singapore (0.0)% ‡
Ezion Holdings Ltd. (Energy Equipment & Services)
Expires 4/16/23 (a)(c)(f)	(2,005,620)	$ —
Total Warrants Sold Short (Proceeds $0)		—
Total Investments Sold Short (Proceeds $0)		(33)
Total Investments, Net of Investments Sold Short (Cost $170,747,778)	99.4%	172,654,863
Other Assets, Less Liabilities	0.6	1,107,912
Net Assets	100.0%	$ 173,762,775

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,514,764, which represented 0.9% of the Fund’s net assets.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Non-income producing security.
(d)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $220,898; the total market value of collateral held by the Fund was $226,189. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $225,203. The Fund received cash collateral with a value of $986.
(e)	Delayed delivery security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Current yield as of January 31, 2023.
(h)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 557	$ 14,459	$ (14,207)	$ —	$ —	$ 809	$ 7	$ —	809
Abbreviation(s):
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
MSCI—Morgan Stanley Capital International
NVDR—Non-Voting Depositary Receipt
PCL—Provision for Credit Losses

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks
Australia	$ —	$ 5,407,660	$ —	$ 5,407,660
Austria	—	1,669,641	—	1,669,641
Belgium	—	1,513,252	—	1,513,252
China	1,989,647	12,515,471	—	14,505,118
Denmark	345,439	1,068,249	—	1,413,688
Finland	—	409,613	—	409,613
France	—	18,313,770	—	18,313,770
Germany	—	6,140,012	—	6,140,012
Hong Kong	—	5,800,064	—	5,800,064
India	—	3,435,220	—	3,435,220
Indonesia	—	969,783	—	969,783
Ireland	629,998	2,149,755	—	2,779,753
Italy	461,634	5,044,205	—	5,505,839
Japan	—	23,047,566	—	23,047,566
Luxembourg	—	577,176	—	577,176
Macao	—	543,641	—	543,641
Netherlands	—	10,690,846	—	10,690,846
Philippines	—	944,319	—	944,319
Portugal	—	440,195	—	440,195
Republic of Korea	397,101	1,435,088	—	1,832,189
Singapore	—	2,077,724	—	2,077,724
South Africa	—	1,989,418	—	1,989,418
Spain	—	1,577,075	—	1,577,075
Sweden	—	1,360,152	—	1,360,152
Switzerland	—	7,109,681	—	7,109,681
Taiwan	3,894,196	1,417,989	—	5,312,185
Thailand	—	1,672,422	—	1,672,422
United Arab Emirates	—	475,345	—	475,345
United Kingdom	407,168	26,254,948	—	26,662,116
United States	—	3,430,753	—	3,430,753
All Other Countries	10,328,109	—	27,760	10,355,869
Total Common Stocks	18,453,292	149,481,033	27,760	167,962,085
Preferred Stocks	890,145	1,408,770	—	2,298,915
Exchange-Traded Fund	1,584,334	—	—	1,584,334
Short-Term Investments
Affiliated Investment Company	808,576	—	—	808,576
Unaffiliated Investment Company	986	—	—	986
Total Short-Term Investments	809,562	—	—	809,562
Total Investments in Securities	$ 21,737,333	$ 150,889,803	$ 27,760	$ 172,654,896
Liability Valuation Inputs
Common Stock Sold Short	$ —	$ —	$ (31)	$ (31)
Right Sold Short	—	—	(2)	(2)
Warrants Sold Short	—	—	—	—
Total Investments in Securities Sold Short	$ —	$ —	$ (33)	$ (33)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay New York Tax Free Opportunities Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Municipal Bonds 96.3%
Long-Term Municipal Bonds 93.8%
Certificate of Participation/Lease 0.1%
Rensselaer City School District, Certificate of Participation
Insured: AGM State Aid Withholding
4.00%, due 6/1/34	$ 650,000	$ 669,263
Insured: AGM State Aid Withholding
4.00%, due 6/1/35	850,000	874,374
		1,543,637
Education 15.2%
Albany Capital Resource Corp., Albany College of Pharmacy and Health Sciences, Revenue Bonds
Series A
5.00%, due 12/1/33	150,000	152,921
Albany Capital Resource Corp., Albany Leadership Charter High School For Girls Project, Revenue Bonds
5.00%, due 6/1/49	2,380,000	2,227,854
Albany Capital Resource Corp., Brighter Choice Elementary Charter Schools, Revenue Bonds
Series A
4.00%, due 4/1/37	2,065,000	1,820,555
Albany Capital Resource Corp., Equitable School Revolving Fund LLC, Revenue Bonds
Series D
4.00%, due 11/1/46	3,000,000	2,812,124
Amherst Development Corp., Daemen College Project, Revenue Bonds
4.00%, due 10/1/37	1,000,000	915,881
5.00%, due 10/1/43	2,000,000	2,013,242
5.00%, due 10/1/48	2,000,000	2,002,019
Buffalo & Erie County Industrial Land Development Corp., D'Youville College Project, Revenue Bonds
Series A
4.00%, due 11/1/40	1,000,000	976,715
4.00%, due 11/1/45	4,000,000	3,838,666
Series A
4.00%, due 11/1/50	1,000,000	941,076
Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
Series A
5.00%, due 8/1/47	500,000	478,234
Series A
5.00%, due 8/1/52	3,995,000	3,777,395
Build NYC Resource Corp., Brilla College Preparatory Charter Schools, Revenue Bonds
Series A
4.00%, due 11/1/41 (a)	2,000,000	1,678,567
Build NYC Resource Corp., Children's Aid Society Project, Revenue Bonds
5.00%, due 7/1/45	1,120,000	1,140,614
Build NYC Resource Corp., Grand Concourse Academy Charter School Project, Revenue Bonds
Series A
5.00%, due 7/1/42	600,000	620,463
Series A
5.00%, due 7/1/56	550,000	556,110
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.125%, due 5/1/38	800,000	803,038

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Build NYC Resource Corp., Inwood Academy Leadership Charter School Project, Revenue Bonds (a)
Series A
5.50%, due 5/1/48	$ 1,500,000	$ 1,513,452
Build NYC Resource Corp., Kipp NYC Public Charter Schools, Revenue Bonds
5.00%, due 7/1/42	1,000,000	1,054,942
5.25%, due 7/1/52	10,000,000	10,553,359
Build NYC Resource Corp., Manhattan College Project, Revenue Bonds
4.00%, due 8/1/42	1,500,000	1,444,043
5.00%, due 8/1/47	240,000	248,630
Build NYC Resource Corp., Metropolitan College of New York, Revenue Bonds
5.50%, due 11/1/44	2,500,000	2,453,148
Build NYC Resource Corp., Metropolitan Lighthouse Charter School Project, Revenue Bonds (a)
Series A
5.00%, due 6/1/32	1,000,000	1,009,227
Series A
5.00%, due 6/1/37	1,500,000	1,498,376
Series A
5.00%, due 6/1/47	3,100,000	2,957,151
Series A
5.00%, due 6/1/52	1,500,000	1,414,161
Build NYC Resource Corp., New World Preparatory Charter School Project, Revenue Bonds
Series A
4.00%, due 6/15/51	2,180,000	1,715,515
Series A
4.00%, due 6/15/56	660,000	502,059
Build NYC Resource Corp., New York Law School Project, Revenue Bonds
5.00%, due 7/1/30	3,865,000	3,996,926
5.00%, due 7/1/33	1,520,000	1,563,460
Build NYC Resource Corp., Shefa School Project, Revenue Bonds
Series A
5.00%, due 6/15/51 (a)	2,500,000	2,355,497
City of New Rochelle, IONA College Project, Revenue Bonds
Series A
5.00%, due 7/1/45	3,810,000	3,880,123
County of Cattaraugus, St. Bonaventure University Project, Revenue Bonds
Series A
5.00%, due 5/1/44	1,200,000	1,218,919
Dutchess County Local Development Corp., Bard College Project, Revenue Bonds (a)
Series A
5.00%, due 7/1/40	1,100,000	1,106,722
Series A
5.00%, due 7/1/45	1,000,000	981,450
Dutchess County Local Development Corp., Culinary Institute of America Project (The), Revenue Bonds
Series A-1
5.00%, due 7/1/31	375,000	394,015
Series A-1
5.00%, due 7/1/33	700,000	730,046

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Dutchess County Local Development Corp., Marist College Project, Revenue Bonds
Series A
5.00%, due 7/1/39	$ 1,000,000	$ 1,004,790
5.00%, due 7/1/43	2,000,000	2,118,035
5.00%, due 7/1/48	4,000,000	4,209,170
Hempstead Town Local Development Corp., Evergreen Charter School, Inc., Revenue Bonds
Series A
5.25%, due 6/15/52	5,000,000	4,992,235
Hempstead Town Local Development Corp., Molloy College Project, Revenue Bonds
5.00%, due 7/1/38	870,000	904,370
5.00%, due 7/1/43	1,020,000	1,052,953
5.00%, due 7/1/48	1,100,000	1,129,424
Monroe County Industrial Development Corp., Nazareth College of Rochester, Revenue Bonds
Series A
4.00%, due 10/1/47	1,695,000	1,530,554
Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds
Series A
5.00%, due 6/1/24	330,000	330,618
Monroe County Industrial Development Corp., University of Rochester Project, Revenue Bonds
Series C
4.00%, due 7/1/43	3,000,000	3,007,991
Series D
4.00%, due 7/1/43	2,470,000	2,476,579
New York State Dormitory Authority, Brooklyn Law School, Revenue Bonds
Series A
5.00%, due 7/1/33	1,650,000	1,782,153
New York State Dormitory Authority, Fordham University, Revenue Bonds
4.00%, due 7/1/46	9,830,000	9,714,260
4.00%, due 7/1/50	3,500,000	3,421,069
Series A
5.00%, due 7/1/41	1,075,000	1,119,137
New York State Dormitory Authority, Friends of The Bay Shore-Brightwaters Public Library, Inc., Revenue Bonds
Insured: AMBAC
4.625%, due 7/1/36	200,000	200,110
New York State Dormitory Authority, Iona College, Revenue Bonds
Series A
5.00%, due 7/1/51	1,850,000	1,933,464
New York State Dormitory Authority, New School (The), Revenue Bonds
Series A
5.00%, due 7/1/35	15,000	15,940
Series A
5.00%, due 7/1/35	195,000	202,018
New York State Dormitory Authority, New York University, Revenue Bonds
Series A
4.00%, due 7/1/46	4,000,000	3,976,800
Series A
5.00%, due 7/1/38	4,580,000	5,049,797

	Principal Amount	Value
Long-Term Municipal Bonds
Education
New York State Dormitory Authority, Pace University, Revenue Bonds
Series A
4.00%, due 5/1/33	$ 400,000	$ 400,013
Series A
4.25%, due 5/1/42	450,000	423,203
New York State Dormitory Authority, Rockefeller University, Revenue Bonds
Series B
5.00%, due 7/1/50	5,000,000	5,433,931
New York State Dormitory Authority, St. John's University, Revenue Bonds
Series A
4.00%, due 7/1/48	3,500,000	3,467,931
New York State Dormitory Authority, St. Joseph's College, Revenue Bonds
4.00%, due 7/1/40	200,000	191,347
5.00%, due 7/1/51	1,475,000	1,538,633
New York State Dormitory Authority, St. Lawrence-Lewis Board of Cooperative Educational Services, Revenue Bonds
Series A
4.00%, due 8/15/42	5,500,000	5,528,668
New York State Dormitory Authority, Touro College and University System Obligated Group, Revenue Bonds
5.00%, due 1/1/42	5,000,000	5,636,005
Oneida County Local Development Corp., Utica College Project, Revenue Bonds
5.00%, due 7/1/49	3,250,000	3,187,618
Onondaga County Trust for Cultural Resources, Syracuse University Project, Revenue Bonds
4.00%, due 12/1/47	2,100,000	2,092,587
4.00%, due 12/1/49	3,080,000	3,051,068
Orange County Funding Corp., Mount St. Mary College, Revenue Bonds
Series A
5.00%, due 7/1/42	1,010,000	1,009,924
Riverhead Industrial Development Agency, Riverhead Charter School, Revenue Bonds
Series A
7.00%, due 8/1/43	925,000	939,150
Series 2013A
7.00%, due 8/1/48	730,000	740,898
Schenectady County Capital Resource Corp., Union College Project, Revenue Bonds
5.25%, due 7/1/52	1,000,000	1,105,386
St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
5.00%, due 9/1/47	2,975,000	3,060,383
St. Lawrence County Industrial Development Agency, St. Lawrence University, Revenue Bonds
Series A
4.00%, due 7/1/43	3,000,000	2,965,448
Syracuse Industrial Development Agency, Syracuse City School District Project, Revenue Bonds
Series A, Insured: State Aid Withholding
3.25%, due 5/1/34	1,000,000	1,008,943
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds
5.00%, due 8/1/32	1,000,000	1,055,574
Series A
5.00%, due 9/1/39	2,000,000	2,143,369

	Principal Amount	Value
Long-Term Municipal Bonds
Education
Yonkers Economic Development Corp., Charter School of Educational Excellence Project, Revenue Bonds
Series A
4.00%, due 10/15/29	$ 200,000	$ 190,800
Series A
5.00%, due 10/15/39	1,680,000	1,615,462
Series A
5.00%, due 10/15/49	640,000	597,973
5.00%, due 10/15/50	1,350,000	1,258,088
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
4.00%, due 5/1/51	3,500,000	3,411,075
		171,571,639
General Obligation 9.1%
City of Buffalo, Limited General Obligation
Series A
5.00%, due 4/1/27	500,000	541,443
Series A
5.00%, due 4/1/28	400,000	432,517
City of Glens Falls, Public Improvement, Limited General Obligation
Insured: AGM
4.00%, due 1/15/31	500,000	522,632
Insured: AGM
4.00%, due 1/15/32	315,000	328,582
Insured: AGM
4.00%, due 1/15/33	250,000	260,004
City of New York, Unlimited General Obligation
Series A-1
4.00%, due 8/1/50	2,000,000	1,957,867
Series A-1
5.00%, due 8/1/43	4,400,000	4,795,670
Series B-1
5.25%, due 10/1/41	2,500,000	2,892,062
Series D-1
5.25%, due 5/1/42	9,000,000	10,292,597
Series A-1
5.25%, due 9/1/43	3,000,000	3,431,089
Series B-1
5.25%, due 10/1/43	3,000,000	3,434,192
Series B-1
5.25%, due 10/1/47	4,515,000	5,112,004
City of Newburgh, Limited General Obligation
Series A, Insured: AGM
3.50%, due 7/15/36	725,000	690,262
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/23	40,000	40,064
5.50%, due 4/15/24	45,000	45,406
5.50%, due 4/15/26	50,000	50,698

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
City of Ogdensburg, Public Improvement, Limited General Obligation
5.50%, due 4/15/28	$ 55,000	$ 55,437
City of Plattsburgh, Public Improvement, Limited General Obligation
Series B, Insured: AGM
5.00%, due 9/15/24	510,000	528,305
Series B, Insured: AGM
5.00%, due 9/15/25	470,000	500,234
Series B, Insured: AGM
5.00%, due 9/15/26	395,000	431,378
City of Poughkeepsie, Public Improvement, Limited General Obligation
5.00%, due 6/1/31	600,000	634,789
City of Rome, Limited General Obligation
3.00%, due 6/14/23	1,020,865	1,020,883
City of Yonkers, Limited General Obligation
Series A, Insured: BAM
4.00%, due 9/1/31	1,500,000	1,599,740
Series A, Insured: BAM
4.00%, due 5/1/35	1,550,000	1,628,871
Series A, Insured: BAM
4.00%, due 5/1/36	1,700,000	1,767,367
Series A, Insured: BAM
4.00%, due 5/1/37	2,000,000	2,061,082
City of Yonkers, Unlimited General Obligation
Series B, Insured: BAM State Aid Withholding
4.00%, due 5/1/39	2,000,000	2,041,662
Commonwealth of Puerto Rico, Unlimited General Obligation
Series A-1
(zero coupon), due 7/1/33	1,351,801	784,810
Series A-1
4.00%, due 7/1/33	2,000,000	1,874,689
Series A-1
4.00%, due 7/1/35	3,921,443	3,572,046
Series A-1
5.625%, due 7/1/27	1,170,000	1,226,882
Series A-1
5.75%, due 7/1/31	1,107,737	1,203,788
County of Clinton, Limited General Obligation
Insured: AGM
4.00%, due 6/1/38 (b)	1,500,000	1,507,922
County of Nassau, Limited General Obligation
Series A, Insured: AGM-CR
5.00%, due 1/1/26	1,000,000	1,079,407
Series B, Insured: AGM
5.00%, due 4/1/44	4,870,000	5,277,658
Series B, Insured: AGM
5.00%, due 4/1/49	5,000,000	5,401,207
County of Onondaga, Limited General Obligation
3.00%, due 6/1/39	2,150,000	1,963,240

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
County of Onondaga, Limited General Obligation
3.25%, due 4/15/34	$ 1,250,000	$ 1,258,154
County of Rockland, Limited General Obligation
Insured: BAM
5.00%, due 6/1/24	500,000	517,363
Insured: BAM
5.00%, due 6/1/25	560,000	595,483
Insured: BAM
5.00%, due 6/1/26	550,000	600,916
County of Rockland, Various Purpose, Limited General Obligation
Insured: AGM
4.00%, due 5/1/44	915,000	919,624
Insured: AGM
4.00%, due 5/1/45	950,000	953,702
Insured: AGM
4.00%, due 5/1/46	985,000	987,915
Insured: AGM
4.00%, due 5/1/48	1,065,000	1,066,537
County of Suffolk, Public Improvement, Limited General Obligation
Series B, Insured: AGM
3.00%, due 10/15/32	5,480,000	5,536,356
Series A, Insured: AGM
3.25%, due 6/1/36	715,000	701,543
Series A, Insured: AGM
3.25%, due 6/1/37	725,000	700,544
Series A, Insured: BAM
4.00%, due 4/1/33	2,190,000	2,297,759
Harrison Central School District, Unlimited General Obligation
Insured: State Aid Withholding
3.50%, due 3/15/44	1,015,000	1,000,012
Insured: State Aid Withholding
3.50%, due 3/15/45	1,055,000	1,034,431
Insured: State Aid Withholding
3.55%, due 3/15/47	1,130,000	1,110,889
Lackawanna City School District, Unlimited General Obligation
Insured: BAM State Aid Withholding
4.00%, due 6/15/32	745,000	769,946
Poughkeepsie School District, New York School District Refunding, Unlimited General Obligation
Insured: AGM State Aid Withholding
3.00%, due 5/1/33	400,000	405,452
Springville-Griffith Institiute Central School District, Unlimited General Obligation
Insured: State Aid Withholding
4.00%, due 8/18/23	1,194,391	1,202,932
Town of Oyster Bay, Public Improvement, Limited General Obligation
4.00%, due 2/15/26	3,440,000	3,594,925
Series A, Insured: BAM
5.00%, due 1/15/28	500,000	511,256

	Principal Amount	Value
Long-Term Municipal Bonds
General Obligation
Village of Johnson City, Limited General Obligation
Series C
5.25%, due 9/29/23	$ 3,000,000	$ 3,017,967
Village of Valley Stream, Various Purpose, Limited General Obligation
Insured: BAM
4.00%, due 4/1/33	490,000	507,810
Insured: BAM
4.00%, due 4/1/34	510,000	527,507
Insured: BAM
4.00%, due 4/1/35	530,000	545,404
Insured: BAM
4.00%, due 4/1/36	550,000	561,675
Insured: BAM
4.00%, due 4/1/37	570,000	579,312
		102,493,900
Hospital 8.4%
Brookhaven Local Development Corp., Long Island Community Hospital Health Care Services Foundation, Revenue Bonds
Series A, Insured: AGM-CR
3.375%, due 10/1/40	7,990,000	7,532,859
Brookhaven Local Development Corp., Long Island Community Hospital Project, Revenue Bonds
Series A
4.00%, due 10/1/45	3,500,000	3,413,770
Series A
5.00%, due 10/1/33	1,000,000	1,113,893
Series A
5.00%, due 10/1/35	1,000,000	1,094,687
Series A
5.00%, due 10/1/50	6,250,000	6,617,177
Broome County Local Development Corp., United Health Services Hospitals Obligated Group, Revenue Bonds
Insured: AGM
3.00%, due 4/1/50	6,835,000	5,123,112
Build NYC Resource Corp., Children's Aid Society Project (The), Revenue Bonds
4.00%, due 7/1/44	600,000	589,339
4.00%, due 7/1/49	1,300,000	1,257,104
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series B
4.00%, due 7/1/41	7,350,000	6,791,859
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/24	200,000	206,486
Series A
5.00%, due 12/1/25	215,000	225,845
Series A
5.00%, due 12/1/26	340,000	361,916
Series A
5.00%, due 12/1/27	400,000	431,332

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Genesee County Funding Corp. (The), Rochester Regional Health Obligated Group, Revenue Bonds
Series A
5.00%, due 12/1/28	$ 600,000	$ 654,058
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Revenue Bonds
Series A
4.00%, due 11/1/31	2,705,000	2,651,972
Monroe County Industrial Development Corp., Highland Hospital, Revenue Bonds
4.00%, due 7/1/40	3,100,000	3,126,308
Monroe County Industrial Development Corp., Rochester General Hospital (The), Revenue Bonds
4.00%, due 12/1/37	1,000,000	966,671
Series A
5.00%, due 12/1/32	540,000	540,785
Series A
5.00%, due 12/1/42	1,000,000	1,000,354
Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
5.00%, due 7/1/34	250,000	256,302
New York State Dormitory Authority, Garnet Health Medical Center Obligated Group, Revenue Bonds (a)
5.00%, due 12/1/32	800,000	821,257
5.00%, due 12/1/34	3,500,000	3,551,815
New York State Dormitory Authority, Maimonides Medical Center, Revenue Bonds
Insured: FHA 241
3.00%, due 2/1/50	14,000,000	11,458,678
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds
Series 1
4.00%, due 7/1/37	470,000	482,310
New York State Dormitory Authority, Northwell Health Obligated Group, Revenue Bonds
Series B-3
5.00%, due 5/1/48 (c)	5,000,000	5,289,656
New York State Dormitory Authority, NYU Langone Hospitals Obligated Group, Revenue Bonds
Series A
4.00%, due 7/1/40	1,000,000	1,006,422
Series A
4.00%, due 7/1/50	3,005,000	2,927,607
Series A
4.00%, due 7/1/53	8,450,000	8,147,912
New York State Dormitory Authority, Orange Regional Medical Center Obligated Group, Revenue Bonds
5.00%, due 12/1/35 (a)	100,000	100,550
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
3.00%, due 12/1/44	4,150,000	3,336,453
Series A, Insured: AGM
4.00%, due 12/1/32	1,000,000	1,040,027
Series A, Insured: AGM
4.00%, due 12/1/33	1,255,000	1,296,278
Series A, Insured: AGM
4.00%, due 12/1/34	1,585,000	1,622,326
Series A, Insured: AGM
4.00%, due 12/1/36	1,650,000	1,655,000

	Principal Amount	Value
Long-Term Municipal Bonds
Hospital
Oneida County Local Development Corp., Mohawk Valley Health System Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 12/1/37	$ 1,155,000	$ 1,155,910
Series A, Insured: AGM
4.00%, due 12/1/49	7,940,000	7,583,002
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group, Revenue Bonds
Series C
5.00%, due 7/1/33	250,000	256,619
		95,687,651
Housing 1.0%
Albany Capital Resource Corp., Empire Commons Student Housing, Inc., Revenue Bonds
Series A
5.00%, due 5/1/29	600,000	631,514
Series A
5.00%, due 5/1/30	350,000	367,611
Amherst Development Corp., UBF Faculty-Student Housing Corp., Revenue Bonds
Series A, Insured: AGM
5.00%, due 10/1/45	2,000,000	2,151,257
New York City Housing Development Corp., College of Staten Island Residences, Revenue Bonds
Series A, Insured: AGM
3.25%, due 7/1/27	2,670,000	2,672,301
New York State Dormitory Authority, University Facilities, Revenue Bonds
Series A
5.00%, due 7/1/43	1,500,000	1,615,147
Onondaga Civic Development Corp., Onondaga Community College Housing Development Corp., Revenue Bonds
Series A
5.00%, due 10/1/24	400,000	404,106
Series A
5.00%, due 10/1/25	250,000	253,090
Westchester County Local Development Corp., Purchase Housing Corp. II Project, Revenue Bonds
5.00%, due 6/1/29	185,000	194,457
5.00%, due 6/1/30	330,000	345,658
5.00%, due 6/1/31	320,000	334,144
5.00%, due 6/1/37	1,000,000	1,026,935
5.00%, due 6/1/42	1,000,000	1,019,808
		11,016,028
Other Revenue 35.4%
Brookhaven Local Development Corp., Jefferson's Ferry Project, Revenue Bonds
Series A
4.00%, due 11/1/55	3,565,000	2,924,141
5.25%, due 11/1/36	1,130,000	1,160,020
Broome County Local Development Corp., Good Shepherd Village at Endwell, Revenue Bonds
4.00%, due 7/1/31	1,565,000	1,432,258
4.00%, due 7/1/36	2,100,000	1,803,802
4.00%, due 1/1/47	1,160,000	882,880

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Build NYC Resource Corp., Bronx Charter School for Excellence Project, Revenue Bonds
Series A
5.50%, due 4/1/43	$ 1,160,000	$ 1,161,454
Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds
5.00%, due 1/1/35 (a)(b)	4,305,000	4,386,595
Build NYC Resource Corp., Royal Charter Properties, Inc., Revenue Bonds
Insured: AGM
4.75%, due 12/15/32	2,000,000	2,001,354
Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds
5.00%, due 6/1/34	750,000	746,291
Children's Trust Fund, Asset-Backed, Revenue Bonds
Series A
(zero coupon), due 5/15/50	2,500,000	436,580
5.625%, due 5/15/43	2,300,000	2,300,144
City of New York, Alvin Ailey Dance Foundation, Inc., Revenue Bonds
Series A
4.00%, due 7/1/46	1,515,000	1,491,667
City of New York, Lincoln Center for the Performing Arts, Inc., Revenue Bonds
Series A
4.00%, due 12/1/33	2,250,000	2,405,517
Series A
4.00%, due 12/1/34	1,600,000	1,695,435
City of New York, Museum of Modern Art (The), Revenue Bonds
Series 2016-ONE-E
4.00%, due 4/1/30	1,200,000	1,267,785
Development Authority of the North Country, Solid Waste Management System, Revenue Bonds
Insured: AGM
3.25%, due 9/1/39	550,000	502,731
Insured: AGM
3.25%, due 9/1/40	570,000	513,487
Insured: AGM
3.375%, due 9/1/38	535,000	508,756
Dutchess County Local Development Corp., Health Quest Systems, Inc., Revenue Bonds
Series A
5.00%, due 7/1/34	500,000	518,205
Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds (b)
5.00%, due 1/1/25	1,000,000	1,044,822
5.00%, due 1/1/26	1,000,000	1,070,914
Erie Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 6/1/47	18,000,000	3,655,937
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.50%, due 8/20/40	2,211,123	1,868,399
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
5.25%, due 7/1/33	1,230,000	1,244,276
5.50%, due 7/1/43	1,725,000	1,746,785

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Hudson Yards Infrastructure Corp., Second Indenture, Revenue Bonds
Series A
4.00%, due 2/15/40	$ 3,250,000	$ 3,285,178
Series A, Insured: AGM
4.00%, due 2/15/47	4,000,000	3,929,591
Series A
5.00%, due 2/15/31	8,380,000	9,242,235
Series A, Insured: BAM
5.00%, due 2/15/42	7,500,000	8,035,403
Huntington Local Development Corp., Fountaingate Gardens Project, Revenue Bonds
Series A
5.00%, due 7/1/36	900,000	795,052
Series A
5.25%, due 7/1/56	2,500,000	1,982,777
Long Island Power Authority, Electric System, Revenue Bonds
Series A
4.00%, due 9/1/37	3,890,000	4,015,369
Series A
4.00%, due 9/1/38	2,000,000	2,038,032
5.00%, due 9/1/37	2,000,000	2,198,679
5.00%, due 9/1/38	1,000,000	1,096,313
5.00%, due 9/1/39	1,000,000	1,092,467
Series A
5.00%, due 9/1/44	6,225,000	6,356,496
Series B
5.00%, due 9/1/45	1,000,000	1,049,697
5.00%, due 9/1/47	2,000,000	2,101,174
Matching Fund Special Purpose Securitization Corp., Revenue Bonds
Series A
5.00%, due 10/1/30	3,140,000	3,273,707
Series A
5.00%, due 10/1/32	3,140,000	3,269,151
Series A
5.00%, due 10/1/39	10,915,000	10,930,678
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series B-2
4.00%, due 11/15/34	4,000,000	4,129,639
Series A
5.00%, due 11/15/49	4,000,000	4,415,795
Monroe County Industrial Development Corp., St. Ann's Community Project, Revenue Bonds
5.00%, due 1/1/50	4,900,000	4,051,670
Nassau County Tobacco Settlement Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series A-3
5.00%, due 6/1/35	750,000	718,956
New York City Housing Development Corp., Capital Fund Grant Program, Revenue Bonds
Series A
5.00%, due 7/1/23	1,300,000	1,313,219

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series G
3.85%, due 11/1/45	$ 595,000	$ 555,641
Series I-1-A
4.05%, due 11/1/41	1,000,000	998,972
Series I-1-A
4.15%, due 11/1/46	2,390,000	2,313,217
Series F-1, Insured: FHA 542(C)
4.30%, due 11/1/37	1,500,000	1,547,747
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Green Bond, Revenue Bonds
Series G-1
3.70%, due 11/1/47	1,000,000	879,104
New York City Industrial Development Agency, Queens Baseball Stadium Project, Revenue Bonds
Insured: AGM
3.00%, due 1/1/39	6,955,000	5,999,943
Insured: AGM
3.00%, due 1/1/40	8,315,000	7,063,909
Series A, Insured: AGM
3.00%, due 1/1/46	21,195,000	16,728,217
New York City Industrial Development Agency, TRIPS Obligated Group, Revenue Bonds
Series A
5.00%, due 7/1/28	1,500,000	1,501,147
New York City Industrial Development Agency, Yankee Stadium Project, Revenue Bonds
Series A, Insured: AGC
(zero coupon), due 3/1/40	380,000	180,483
Series A, Insured: AGC
(zero coupon), due 3/1/44	1,065,000	409,968
Series A, Insured: AGC
(zero coupon), due 3/1/45	200,000	73,129
Series A, Insured: AGC
(zero coupon), due 3/1/46	4,080,000	1,415,902
Series A, Insured: AGC
(zero coupon), due 3/1/47	1,115,000	368,074
Series A, Insured: AGM-CR
3.00%, due 3/1/49	10,980,000	8,487,740
New York City Transitional Finance Authority, Building Aid, Revenue Bonds
Series S-1, Insured: State Aid Withholding
4.00%, due 7/15/36	1,500,000	1,535,351
Series S-1B, Insured: State Aid Withholding
4.00%, due 7/15/40	6,000,000	6,062,243
Series S-3, Insured: State Aid Withholding
4.00%, due 7/15/46	2,905,000	2,892,532
Series S-2, Insured: State Aid Withholding
5.00%, due 7/15/36	9,500,000	10,392,238
Series S-3, Insured: State Aid Withholding
5.00%, due 7/15/43	2,500,000	2,691,908

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
Series C-2
1.58%, due 5/1/24	$ 3,555,000	$ 3,425,767
Series C
4.00%, due 5/1/44	4,000,000	3,971,346
Series E-1
4.00%, due 2/1/46	5,440,000	5,352,840
Series F-1
5.00%, due 2/1/47	5,000,000	5,539,619
Series D-1
5.25%, due 11/1/48	9,665,000	10,967,419
Series D-1
5.50%, due 11/1/45	7,750,000	9,091,113
New York Convention Center Development Corp., Hotel Unit Fee, Revenue Bonds, Senior Lien
Series A
(zero coupon), due 11/15/47	6,500,000	2,022,565
New York Convention Center Development Corp., Hotel Unit Fee Secured, Revenue Bonds
5.00%, due 11/15/40	1,620,000	1,674,882
New York Convention Center Development Corp., Hotel Unit Fee Secured, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/41	2,320,000	1,007,891
New York Convention Center Development Corp., New York City Hotel Unit Fee, Revenue Bonds, Sub. Lien
Series B, Insured: BAM
(zero coupon), due 11/15/43	4,800,000	1,882,752
New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
Series A
5.00%, due 6/1/42	1,000,000	962,744
Series A
5.00%, due 6/1/45	245,000	232,965
Series A
6.25%, due 6/1/41 (a)	4,800,000	4,803,133
New York Counties Tobacco Trust V, Pass Through, Capital Appreciation, Revenue Bonds
Series S-1
(zero coupon), due 6/1/38	1,600,000	646,443
New York Counties Tobacco Trust VI, Tobacco Settlement Pass Through, Revenue Bonds
Series B
5.00%, due 6/1/30	135,000	140,082
New York Liberty Development Corp., 1 World Trade Center, Revenue Bonds
Insured: BAM
2.75%, due 2/15/44	8,000,000	6,211,382
Insured: AGM-CR
4.00%, due 2/15/43	6,665,000	6,553,404
New York Liberty Development Corp., 3 World Trade Center LLC, Revenue Bonds (a)
Class 1
5.00%, due 11/15/44	5,660,000	5,652,118
Class 2
5.375%, due 11/15/40	1,500,000	1,501,764

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
New York Liberty Development Corp., 7 World Trade Center Project, Revenue Bonds
Series A
3.00%, due 9/15/43	$ 1,250,000	$ 1,059,405
3.50%, due 9/15/52	1,225,000	1,009,307
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Revenue Bonds
5.50%, due 10/1/37	700,000	818,543
New York State Dormitory Authority, Oceanside Library, Revenue Bonds
4.00%, due 7/1/52	6,500,000	6,366,259
New York State Dormitory Authority, Sales Tax, Revenue Bonds
Series A
5.00%, due 3/15/45	1,010,000	1,081,935
New York State Dormitory Authority, State Personal Income Tax, Revenue Bonds
Series A
4.00%, due 3/15/39	8,000,000	8,135,568
Series E
4.00%, due 3/15/45	2,000,000	1,982,876
Series A
4.00%, due 3/15/47	5,500,000	5,419,421
Series C
5.00%, due 3/15/31	3,620,000	3,728,572
New York State Housing Finance Agency, Revenue Bonds
Series C, Insured: FHA 542(C)
4.15%, due 5/1/47	12,470,000	12,068,966
New York State Urban Development Corp., Personal Income Tax, Revenue Bonds
Series E
4.00%, due 3/15/38	3,000,000	3,041,439
Series E
4.00%, due 3/15/43	2,885,000	2,879,554
New York State Urban Development Corp., Sales Tax, Revenue Bonds
Series A
4.00%, due 3/15/38	4,000,000	4,065,156
Series A
4.00%, due 3/15/42	5,500,000	5,482,195
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, Revenue Bonds
5.25%, due 8/1/31 (b)	1,420,000	1,464,457
New York Transportation Development Corp., Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Revenue Bonds (b)
4.375%, due 10/1/45	6,200,000	5,896,642
5.00%, due 10/1/35	3,000,000	3,136,836
New York Transportation Development Corp., New York State Thruway Service Areas Project, Revenue Bonds (b)
4.00%, due 10/31/41	2,505,000	2,321,129
4.00%, due 10/31/46	2,595,000	2,323,468
4.00%, due 4/30/53	10,100,000	8,660,112
Niagara Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
5.25%, due 5/15/40	500,000	503,902

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
Puerto Rico Municipal Finance Agency, Revenue Bonds
Series C, Insured: AGC
5.25%, due 8/1/23	$ 100,000	$ 101,374
Puerto Rico Sales Tax Financing Corp., Revenue Bonds
Series A-2
4.784%, due 7/1/58	15,807,000	15,116,084
Series A-1
5.00%, due 7/1/58	1,189,000	1,174,433
Rockland Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds
Series B
(zero coupon), due 8/15/50 (a)	13,000,000	2,161,047
Schenectady Metroplex Development Authority, General Resolution Bonds, Revenue Bonds
Series A, Insured: AGM
5.50%, due 8/1/33	1,000,000	1,014,915
Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds
5.00%, due 12/1/45	1,625,000	1,627,702
State of New York Mortgage Agency, Homeowner Mortgage, Revenue Bonds
Series 213
4.25%, due 10/1/47	595,000	603,689
Suffolk County Economic Development Corp., Peconic Landing at Southold, Inc., Revenue Bonds
Series A
5.00%, due 12/1/29	175,000	183,229
Series A
5.00%, due 12/1/34	165,000	169,697
Series A
5.00%, due 12/1/40	175,000	177,719
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement, Asset Backed, Revenue Bonds
Series A-1
0.67%, due 6/1/23	1,585,000	1,564,859
Series A-1
1.015%, due 6/1/24	1,000,000	955,915
Series B-1
4.00%, due 6/1/50	4,250,000	4,214,878
Territory of Guam, Business Privilege Tax, Revenue Bonds
Series D
4.00%, due 11/15/39	880,000	837,664
Series D
5.00%, due 11/15/27	2,825,000	2,934,513
Series D
5.00%, due 11/15/28	200,000	207,736
Territory of Guam, Section 30, Revenue Bonds
Series A
5.00%, due 12/1/36	1,020,000	1,046,061
Tompkins County Development Corp., Kendal at Ithaca Project, Revenue Bonds
Series 2014A
5.00%, due 7/1/44	690,000	690,902

	Principal Amount	Value
Long-Term Municipal Bonds
Other Revenue
TSASC, Inc., Tobacco Settlement Bonds, Revenue Bonds
Series A
5.00%, due 6/1/41	$ 2,000,000	$ 2,053,651
Series B
5.00%, due 6/1/48	9,890,000	9,307,668
Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
Series A
5.00%, due 10/1/29 (a)	1,000,000	923,718
Series A
5.00%, due 10/1/32	1,000,000	894,385
Series A, Insured: AGM-CR
5.00%, due 10/1/32	1,200,000	1,201,279
Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds
Series B
5.00%, due 1/1/51	2,500,000	2,435,672
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project, Revenue Bonds
5.00%, due 7/1/27	270,000	287,261
5.00%, due 7/1/28	270,000	287,316
5.00%, due 7/1/29	100,000	106,410
5.00%, due 7/1/34	200,000	212,260
Westchester County Local Development Corp., Pace University, Revenue Bonds
Series A
5.50%, due 5/1/42	3,265,000	3,302,770
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds, Senior Lien
Series B
5.00%, due 6/1/41	250,000	258,801
Yonkers Industrial Development Agency, New Community School Project, Revenue Bonds
Insured: State Aid Withholding
5.25%, due 5/1/51	1,280,000	1,424,208
		400,752,765
Transportation 15.2%
Albany County Airport Authority, Revenue Bonds
4.00%, due 12/15/44	835,000	828,919
Series A
5.00%, due 12/15/43	1,750,000	1,846,893
Series A
5.00%, due 12/15/48	2,585,000	2,706,808
Antonio B Won Pat International Airport Authority, Revenue Bonds (b)
Series C, Insured: AGM
6.00%, due 10/1/34	720,000	734,914
Series C, Insured: AGM
6.00%, due 10/1/34	280,000	285,800
Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds
5.00%, due 1/1/47	2,095,000	2,191,308
Metropolitan Transportation Authority, Revenue Bonds
Series D
4.00%, due 11/15/42	1,230,000	1,143,817

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Metropolitan Transportation Authority, Revenue Bonds
Series D
5.00%, due 11/15/29	$ 550,000	$ 584,416
Series B
5.00%, due 11/15/40	2,500,000	2,521,293
Series B, Insured: BAM
5.00%, due 11/15/52	9,000,000	9,458,483
Metropolitan Transportation Authority, Climate Certified Green Bond, Revenue Bonds
Series C, Insured: AGM
4.00%, due 11/15/47	6,720,000	6,627,921
Metropolitan Transportation Authority, Dedicated Tax Fund, Revenue Bonds
Series A
5.25%, due 11/15/28	475,000	522,984
Metropolitan Transportation Authority, Green Bond, Revenue Bonds
Series A-1, Insured: AGM
4.00%, due 11/15/42	2,180,000	2,163,050
Series A-1
4.00%, due 11/15/46	2,000,000	1,816,327
Series C, Insured: AGM
4.00%, due 11/15/46	1,600,000	1,580,605
Series D-2
4.00%, due 11/15/48	300,000	269,487
Series A-1
4.00%, due 11/15/49	2,000,000	1,790,749
Series A-1
4.00%, due 11/15/51	1,460,000	1,296,057
Series A-1, Insured: AGM
4.00%, due 11/15/54	3,500,000	3,419,989
Series A-2
5.00%, due 11/15/27	590,000	622,004
MTA Hudson Rail Yards Trust Obligations, Election 2016, Revenue Bonds
Series A
5.00%, due 11/15/56	5,330,000	5,287,185
New York State Thruway Authority, Revenue Bonds
Series L
4.00%, due 1/1/36	4,000,000	4,083,092
Series O
4.00%, due 1/1/39	6,000,000	6,063,726
Series B, Insured: AGM
4.00%, due 1/1/45	4,450,000	4,374,327
Series N
4.00%, due 1/1/47	5,500,000	5,385,714
New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds, Junior Lien
Series B, Insured: BAM
4.00%, due 1/1/45	9,050,000	9,012,622
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
Series A
5.00%, due 7/1/41 (b)	3,000,000	3,017,452

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
New York Transportation Development Corp., Terminal 4 John F. Kennedy International Airport Project, Revenue Bonds
4.00%, due 12/1/38 (b)	$ 1,275,000	$ 1,223,361
Series A
4.00%, due 12/1/42 (b)	1,350,000	1,246,269
Series C
4.00%, due 12/1/42	7,090,000	6,713,274
5.00%, due 12/1/29 (b)	1,250,000	1,368,850
Series A
5.00%, due 12/1/36 (b)	1,600,000	1,680,411
5.00%, due 12/1/37 (b)	3,500,000	3,689,947
Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds (b)
Series A
5.00%, due 4/1/24	490,000	501,133
Series A
5.00%, due 4/1/27	610,000	622,543
Series A
5.00%, due 4/1/29	325,000	331,681
Series A
5.00%, due 4/1/29	600,000	660,559
Series A
5.00%, due 4/1/30	375,000	412,469
Series A
5.00%, due 4/1/31	1,350,000	1,484,310
Series A
5.00%, due 4/1/32	400,000	439,211
Series A
5.00%, due 4/1/34	450,000	491,096
Series A
5.00%, due 4/1/35	400,000	433,245
Series A
5.00%, due 4/1/36	600,000	644,373
Series A
5.00%, due 4/1/38	375,000	399,792
Ogdensburg Bridge and Port Authority, Revenue Bonds
5.75%, due 7/1/47 (a)	2,090,000	1,975,866
Port Authority of Guam, Revenue Bonds
Series B
5.00%, due 7/1/36 (b)	625,000	666,064
Series B
5.00%, due 7/1/37 (b)	200,000	212,044
Series A
5.00%, due 7/1/48	1,235,000	1,278,248
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 223
4.00%, due 7/15/46	3,000,000	2,894,329
Series 221
4.00%, due 7/15/50	3,000,000	2,865,915

	Principal Amount	Value
Long-Term Municipal Bonds
Transportation
Port Authority of New York & New Jersey, Revenue Bonds (b)
Series 178
5.00%, due 12/1/31	$ 16,745,000	$ 16,999,636
Series 231
5.50%, due 8/1/47	4,000,000	4,461,551
Port Authority of New York & New Jersey, Revenue Bonds, Third Series
Series 193
5.00%, due 10/15/34 (b)	5,775,000	5,991,963
Port Authority of New York & New Jersey, Consolidated 178th, Revenue Bonds
Series 178
5.00%, due 12/1/38 (b)	1,500,000	1,515,414
Port Authority of New York & New Jersey, Consolidated 1st, Revenue Bonds
Series 207
5.00%, due 9/15/48 (b)	2,500,000	2,590,230
Syracuse Regional Airport Authority, Revenue Bonds (b)
5.00%, due 7/1/26	1,000,000	1,057,588
5.00%, due 7/1/32	1,000,000	1,112,142
5.00%, due 7/1/33	750,000	828,465
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series B
5.00%, due 11/15/45	2,000,000	2,090,359
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Revenue Bonds
Series A
4.00%, due 11/15/44	1,105,000	1,095,380
Series A
4.00%, due 11/15/54	5,000,000	4,885,869
Series C-2
5.00%, due 11/15/42	1,000,000	1,070,796
Series A
5.00%, due 11/15/54	4,000,000	4,337,700
Series A
5.50%, due 11/15/57	10,000,000	11,564,430
		171,472,455
Utilities 3.4%
Guam Power Authority, Revenue Bonds
Series A
5.00%, due 10/1/33	1,055,000	1,121,341
Series A
5.00%, due 10/1/38	350,000	363,887
Series A
5.00%, due 10/1/40	3,600,000	3,724,205
New York Power Authority, Revenue Bonds
Series A
4.00%, due 11/15/45	4,000,000	4,002,624
Series A
4.00%, due 11/15/55	3,500,000	3,443,651

	Principal Amount	Value
Long-Term Municipal Bonds
Utilities
New York Power Authority, Green Transmission Project, Revenue Bonds
Series A, Insured: AGM
4.00%, due 11/15/47	$ 7,710,000	$ 7,671,981
Puerto Rico Electric Power Authority, Revenue Bonds
Series TT, Insured: NATL-RE
5.00%, due 7/1/23	265,000	265,594
Series TT, Insured: NATL-RE
5.00%, due 7/1/26	215,000	215,262
Series XX
5.25%, due 7/1/40 (d)(e)	5,630,000	3,955,075
Utility Debt Securitization Authority, Revenue Bonds
5.00%, due 12/15/37	7,250,000	7,734,613
5.00%, due 12/15/38	5,500,000	6,032,246
		38,530,479
Water & Sewer 6.0%
Albany Municipal Water Finance Authority, Revenue Bonds
Series A
4.00%, due 12/1/50	5,670,000	5,670,449
Great Neck North Water Authority, Revenue Bonds
Series A
4.00%, due 1/1/32	250,000	257,458
Guam Government Waterworks Authority, Water and Wastewater System, Revenue Bonds
Series A
5.00%, due 7/1/35	4,000,000	4,060,245
5.00%, due 1/1/46	3,365,000	3,409,240
Series A
5.00%, due 1/1/50	9,975,000	10,268,233
Monroe County Water Authority, Water System, Revenue Bonds
3.50%, due 3/1/45	2,000,000	1,925,686
5.00%, due 8/1/37	750,000	751,929
New York City Municipal Water Finance Authority, Water & Sewer System Second General Resolution, Revenue Bonds
Series EE
4.00%, due 6/15/45	2,000,000	1,994,419
Series DD
5.00%, due 6/15/34	1,000,000	1,007,913
Series AA
5.00%, due 6/15/38	3,500,000	3,771,694
Series GG-1
5.00%, due 6/15/48	1,000,000	1,094,076
New York State Environmental Facilities Corp., State Revolving Fund, Revenue Bonds
Series A
5.00%, due 2/15/49	10,000,000	10,904,089
Series B
5.25%, due 9/15/52	4,850,000	5,567,358
Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds
Series A
5.00%, due 7/15/34	770,000	834,775

	Principal Amount	Value
Long-Term Municipal Bonds
Water & Sewer
Onondaga County Water Authority, Revenue Bonds
Series A
4.00%, due 9/15/37	$ 1,945,000	$ 2,009,776
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (a)
Series B
5.00%, due 7/1/29	870,000	896,706
Series B
5.00%, due 7/1/33	5,455,000	5,608,666
Series B
5.00%, due 7/1/37	545,000	554,330
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Senior Lien
Series A
5.00%, due 7/1/47 (a)	2,500,000	2,475,539
Saratoga County Water Authority, Revenue Bonds
4.00%, due 9/1/48	4,600,000	4,635,328
		67,697,909
Total Long-Term Municipal Bonds (Cost $1,073,170,673)		1,060,766,463
Short-Term Municipal Notes 2.5%
Other Revenue 0.9%
New York City Housing Development Corp., Multi-Family Housing, Sustainable Neighborhood, Revenue Bonds
Series F-2A, Insured: FHA 542(C)
3.40%, due 11/1/62 (f)	4,000,000	4,034,708
New York State Housing Finance Agency, Revenue Bonds
Series G-2, Insured: SONYMA HUD Sector 8
3.45%, due 5/1/62 (f)	5,750,000	5,775,292
		9,810,000
Transportation 1.2%
Metropolitan Transportation Authority, Revenue Bonds
Series E-1
1.25%, due 11/15/50 (f)	14,000,000	14,000,000
Utility 0.4%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU, Insured: AGM
3.705%, due 7/1/29 (f)	5,000,000	4,530,517
Total Short-Term Municipal Notes (Cost $28,522,594)		28,340,517
Total Municipal Bonds (Cost $1,101,693,267)		1,089,106,980

	Shares	Value
Closed-End Funds 0.2%
New York 0.2%
BlackRock New York Municipal Income Trust	12,602	$ 140,764
Eaton Vance New York Municipal Bond Fund	13,241	128,438
Nuveen New York AMT-Free Quality Municipal Income Fund	205,883	2,299,713
Total Closed-End Funds (Cost $3,194,013)		2,568,915
Total Investments (Cost $1,104,887,280)	96.5%	1,091,675,895
Other Assets, Less Liabilities	3.5	39,050,468
Net Assets	100.0%	$ 1,130,726,363

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Interest on these securities was subject to alternative minimum tax.
(c)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(d)	Issue in default.
(e)	Issue in non-accrual status.
(f)	Variable-rate demand notes (VRDNs)—Provide the right to sell the security at face value on either that day or within the rate-reset period. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description. The maturity date shown is the final maturity.
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury 10 Year Ultra Bonds	(725)	March 2023	$ (88,462,488)	$ (87,872,266)	$ 590,222
U.S. Treasury Long Bonds	(510)	March 2023	(64,579,562)	(66,236,250)	(1,656,688)
Net Unrealized Depreciation					$ (1,066,466)

1.	As of January 31, 2023, cash in the amount of $4,135,750 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
AGC—Assured Guaranty Corp.
AGM—Assured Guaranty Municipal Corp.
AMBAC—Ambac Assurance Corp.
BAM—Build America Mutual Assurance Co.
CR—Custodial Receipts
FHA—Federal Housing Administration

HUD—Housing and Urban Development
NATL-RE—National Public Finance Guarantee Corp.
SONYMA—State of New York Mortgage Agency
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Municipal Bonds
Long-Term Municipal Bonds	$ —	$ 1,060,766,463	$ —	$ 1,060,766,463
Short-Term Municipal Notes	—	28,340,517	—	28,340,517
Total Municipal Bonds	—	1,089,106,980	—	1,089,106,980
Closed-End Funds	2,568,915	—	—	2,568,915
Total Investments in Securities	2,568,915	1,089,106,980	—	1,091,675,895
Other Financial Instruments
Futures Contracts (b)	590,222	—	—	590,222
Total Investments in Securities and Other Financial Instruments	$ 3,159,137	$ 1,089,106,980	$ —	$ 1,092,266,117
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (1,656,688)	$ —	$ —	$ (1,656,688)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay S&P 500 Index Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 98.8%
Aerospace & Defense 1.8%
Boeing Co. (The) (a)	18,345	$ 3,907,485
General Dynamics Corp.	7,372	1,718,118
Howmet Aerospace, Inc.	12,060	490,721
Huntington Ingalls Industries, Inc.	1,307	288,246
L3Harris Technologies, Inc.	6,235	1,339,403
Lockheed Martin Corp.	7,638	3,538,380
Northrop Grumman Corp.	4,738	2,122,813
Raytheon Technologies Corp.	48,139	4,806,679
Textron, Inc.	6,836	498,003
TransDigm Group, Inc.	1,692	1,214,433
		19,924,281
Air Freight & Logistics 0.6%
CH Robinson Worldwide, Inc.	3,855	386,155
Expeditors International of Washington, Inc.	5,211	563,570
FedEx Corp.	7,839	1,519,668
United Parcel Service, Inc., Class B	23,899	4,426,812
		6,896,205
Airlines 0.2%
Alaska Air Group, Inc. (a)	4,153	213,215
American Airlines Group, Inc. (a)	21,282	343,491
Delta Air Lines, Inc. (a)	20,996	820,944
Southwest Airlines Co.	19,443	695,476
United Airlines Holdings, Inc. (a)	10,706	524,166
		2,597,292
Auto Components 0.1%
Aptiv plc (a)	8,873	1,003,448
BorgWarner, Inc.	7,668	362,543
		1,365,991
Automobiles 1.7%
Ford Motor Co.	129,335	1,747,316
General Motors Co.	46,522	1,829,245
Tesla, Inc. (a)	87,893	15,224,825
		18,801,386
Banks 3.9%
Bank of America Corp.	228,552	8,109,025
Citigroup, Inc.	63,424	3,312,001
Citizens Financial Group, Inc.	16,127	698,622
Comerica, Inc.	4,288	314,353
Fifth Third Bancorp	22,477	815,690
First Republic Bank	5,990	843,871
Huntington Bancshares, Inc.	47,244	716,692
JPMorgan Chase & Co.	96,051	13,443,298
KeyCorp	30,551	586,274
M&T Bank Corp.	5,652	881,712

	Shares	Value
Common Stocks
Banks
PNC Financial Services Group, Inc. (The)	13,207	$ 2,184,834
Regions Financial Corp.	30,599	720,300
Signature Bank	2,061	265,766
SVB Financial Group (a)	1,935	585,221
Truist Financial Corp.	43,446	2,145,798
U.S. Bancorp	44,276	2,204,945
Wells Fargo & Co.	124,779	5,848,392
Zions Bancorp NA	4,908	260,909
		43,937,703
Beverages 1.7%
Brown-Forman Corp., Class B	5,988	398,681
Coca-Cola Co. (The)	127,450	7,815,234
Constellation Brands, Inc., Class A	5,316	1,230,760
Keurig Dr Pepper, Inc.	27,826	981,701
Molson Coors Beverage Co., Class B	6,156	323,683
Monster Beverage Corp. (a)	12,472	1,298,086
PepsiCo, Inc.	45,115	7,715,567
		19,763,712
Biotechnology 2.3%
AbbVie, Inc.	57,911	8,556,350
Amgen, Inc.	17,473	4,410,185
Biogen, Inc. (a)	4,715	1,371,593
Gilead Sciences, Inc.	41,072	3,447,584
Incyte Corp. (a)	6,047	514,842
Moderna, Inc. (a)	10,819	1,904,793
Regeneron Pharmaceuticals, Inc. (a)	3,507	2,659,954
Vertex Pharmaceuticals, Inc. (a)	8,406	2,715,979
		25,581,280
Building Products 0.5%
Allegion plc	2,877	338,191
AO Smith Corp.	4,154	281,226
Carrier Global Corp.	27,384	1,246,793
Johnson Controls International plc	22,552	1,568,943
Masco Corp.	7,385	392,882
Trane Technologies plc	7,542	1,350,923
		5,178,958
Capital Markets 3.1%
Ameriprise Financial, Inc.	3,485	1,220,168
Bank of New York Mellon Corp. (The)	24,086	1,218,029
BlackRock, Inc.	4,918	3,733,795
Cboe Global Markets, Inc.	3,474	426,885
Charles Schwab Corp. (The)	49,948	3,866,974
CME Group, Inc.	11,780	2,081,055
FactSet Research Systems, Inc.	1,248	527,829
Franklin Resources, Inc.	9,302	290,222

	Shares	Value
Common Stocks
Capital Markets
Goldman Sachs Group, Inc. (The)	11,089	$ 4,056,467
Intercontinental Exchange, Inc.	18,290	1,967,090
Invesco Ltd.	14,893	275,669
MarketAxess Holdings, Inc.	1,232	448,263
Moody's Corp.	5,159	1,665,067
Morgan Stanley	43,169	4,201,639
MSCI, Inc.	2,618	1,391,624
Nasdaq, Inc.	11,100	668,109
Northern Trust Corp.	6,825	661,820
Raymond James Financial, Inc.	6,336	714,511
S&P Global, Inc.	10,904	4,088,346
State Street Corp.	12,016	1,097,421
T. Rowe Price Group, Inc.	7,318	852,328
		35,453,311
Chemicals 1.9%
Air Products and Chemicals, Inc.	7,263	2,327,864
Albemarle Corp.	3,836	1,079,642
Celanese Corp.	3,267	402,494
CF Industries Holdings, Inc.	6,424	544,113
Corteva, Inc.	23,397	1,507,937
Dow, Inc.	23,045	1,367,721
DuPont de Nemours, Inc.	16,268	1,203,018
Eastman Chemical Co.	3,929	346,420
Ecolab, Inc.	8,114	1,256,291
FMC Corp.	4,125	549,161
International Flavors & Fragrances, Inc.	8,349	938,928
Linde plc	16,189	5,357,588
LyondellBasell Industries NV, Class A	8,317	804,171
Mosaic Co. (The)	11,149	552,321
PPG Industries, Inc.	7,696	1,003,097
Sherwin-Williams Co. (The)	7,722	1,826,948
		21,067,714
Commercial Services & Supplies 0.5%
Cintas Corp.	2,826	1,254,009
Copart, Inc. (a)	14,032	934,672
Republic Services, Inc.	6,726	839,539
Rollins, Inc.	7,579	275,876
Waste Management, Inc.	12,232	1,892,657
		5,196,753
Communications Equipment 0.8%
Arista Networks, Inc. (a)	8,105	1,021,392
Cisco Systems, Inc.	134,454	6,543,876
F5, Inc. (a)	1,960	289,414
Juniper Networks, Inc.	10,628	343,284

	Shares	Value
Common Stocks
Communications Equipment
Motorola Solutions, Inc.	5,475	$ 1,407,130
		9,605,096
Construction & Engineering 0.1%
Quanta Services, Inc.	4,679	712,097
Construction Materials 0.1%
Martin Marietta Materials, Inc.	2,033	731,148
Vulcan Materials Co.	4,352	797,852
		1,529,000
Consumer Finance 0.6%
American Express Co.	19,575	3,424,255
Capital One Financial Corp.	12,499	1,487,381
Discover Financial Services	8,947	1,044,383
Synchrony Financial	14,753	541,878
		6,497,897
Containers & Packaging 0.3%
Amcor plc	48,760	588,046
Avery Dennison Corp.	2,650	502,016
Ball Corp.	10,280	598,707
International Paper Co.	11,647	487,078
Packaging Corp. of America	3,030	432,381
Sealed Air Corp.	4,737	259,398
Westrock Co.	8,327	326,751
		3,194,377
Distributors 0.2%
Genuine Parts Co.	4,613	774,154
LKQ Corp.	8,311	490,016
Pool Corp.	1,279	493,195
		1,757,365
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	58,999	18,379,368
Diversified Telecommunication Services 0.9%
AT&T, Inc.	233,381	4,753,971
Lumen Technologies, Inc.	31,070	163,117
Verizon Communications, Inc.	137,528	5,717,039
		10,634,127
Electric Utilities 1.9%
Alliant Energy Corp.	8,220	444,127
American Electric Power Co., Inc.	16,827	1,581,065
Constellation Energy Corp.	10,709	914,120
Duke Energy Corp.	25,217	2,583,482
Edison International	12,505	861,594

	Shares	Value
Common Stocks
Electric Utilities
Entergy Corp.	6,663	$ 721,470
Evergy, Inc.	7,516	470,877
Eversource Energy	11,406	939,056
Exelon Corp.	32,541	1,372,905
FirstEnergy Corp.	17,787	728,378
NextEra Energy, Inc.	65,072	4,856,323
NRG Energy, Inc.	7,544	258,156
PG&E Corp. (a)	52,722	838,280
Pinnacle West Capital Corp.	3,705	276,208
PPL Corp.	24,112	713,715
Southern Co. (The)	35,650	2,412,792
Xcel Energy, Inc.	17,920	1,232,358
		21,204,906
Electrical Equipment 0.6%
AMETEK, Inc.	7,520	1,089,798
Eaton Corp. plc	13,023	2,112,461
Emerson Electric Co.	19,363	1,746,930
Generac Holdings, Inc. (a)	2,075	250,245
Rockwell Automation, Inc.	3,761	1,060,715
		6,260,149
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	19,487	1,554,478
CDW Corp.	4,434	869,197
Corning, Inc.	24,927	862,724
Keysight Technologies, Inc. (a)	5,855	1,050,094
TE Connectivity Ltd.	10,416	1,324,394
Teledyne Technologies, Inc. (a)	1,535	651,239
Trimble, Inc. (a)	8,078	469,009
Zebra Technologies Corp., Class A (a)	1,689	534,028
		7,315,163
Energy Equipment & Services 0.4%
Baker Hughes Co.	32,794	1,040,882
Halliburton Co.	29,735	1,225,677
Schlumberger Ltd.	46,434	2,645,809
		4,912,368
Entertainment 1.5%
Activision Blizzard, Inc.	23,321	1,785,689
Electronic Arts, Inc.	8,589	1,105,233
Live Nation Entertainment, Inc. (a)	4,677	376,452
Netflix, Inc. (a)	14,573	5,156,802
Take-Two Interactive Software, Inc. (a)	5,166	584,946
Walt Disney Co. (The) (a)	59,698	6,476,636
Warner Bros Discovery, Inc. (a)	72,364	1,072,434
		16,558,192

	Shares	Value
Common Stocks
Equity Real Estate Investment Trusts 2.7%
Alexandria Real Estate Equities, Inc.	4,890	$ 786,019
American Tower Corp.	15,247	3,406,027
AvalonBay Communities, Inc.	4,581	812,853
Boston Properties, Inc.	4,671	348,176
Camden Property Trust	3,488	429,756
Crown Castle, Inc.	14,181	2,100,348
Digital Realty Trust, Inc.	9,415	1,079,147
Equinix, Inc.	3,030	2,236,534
Equity Residential	11,138	708,934
Essex Property Trust, Inc.	2,120	479,268
Extra Space Storage, Inc.	4,385	692,085
Federal Realty Investment Trust	2,393	266,891
Healthpeak Properties, Inc.	17,601	483,675
Host Hotels & Resorts, Inc.	23,414	441,354
Invitation Homes, Inc.	19,020	618,150
Iron Mountain, Inc.	9,520	519,602
Kimco Realty Corp.	20,252	454,860
Mid-America Apartment Communities, Inc.	3,781	630,368
Prologis, Inc.	30,227	3,907,747
Public Storage	5,176	1,575,264
Realty Income Corp.	20,537	1,393,025
Regency Centers Corp.	5,043	336,015
SBA Communications Corp.	3,535	1,051,769
Simon Property Group, Inc.	10,706	1,375,293
UDR, Inc.	10,021	426,794
Ventas, Inc.	13,089	678,141
VICI Properties, Inc.	31,538	1,077,969
Welltower, Inc.	15,473	1,161,094
Weyerhaeuser Co.	24,098	829,694
		30,306,852
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	14,494	7,408,463
Kroger Co. (The)	21,330	951,958
Sysco Corp.	16,595	1,285,449
Walgreens Boots Alliance, Inc.	23,505	866,394
Walmart, Inc.	46,218	6,649,384
		17,161,648
Food Products 1.1%
Archer-Daniels-Midland Co.	17,989	1,490,389
Campbell Soup Co.	6,569	341,128
Conagra Brands, Inc.	15,694	583,660
General Mills, Inc.	19,432	1,522,691
Hershey Co. (The)	4,813	1,081,000
Hormel Foods Corp.	9,479	429,493
J M Smucker Co. (The)	3,489	533,119
Kellogg Co.	8,382	574,838

	Shares	Value
Common Stocks
Food Products
Kraft Heinz Co. (The)	26,073	$ 1,056,739
Lamb Weston Holdings, Inc.	4,710	470,482
McCormick & Co., Inc. (Non-Voting)	8,206	616,435
Mondelez International, Inc., Class A	44,719	2,926,411
Tyson Foods, Inc., Class A	9,484	623,573
		12,249,958
Gas Utilities 0.0% ‡
Atmos Energy Corp. (b)	4,581	538,451
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	57,095	6,311,852
ABIOMED, Inc., CVR (a)(c)(d)	1,477	1,507
Align Technology, Inc. (a)	2,379	641,688
Baxter International, Inc.	16,508	754,251
Becton Dickinson and Co.	9,339	2,355,483
Boston Scientific Corp. (a)	46,903	2,169,264
Cooper Cos., Inc. (The)	1,616	563,871
Dentsply Sirona, Inc.	7,028	258,841
DexCom, Inc. (a)	12,648	1,354,474
Edwards Lifesciences Corp. (a)	20,246	1,552,868
GE HealthCare Technologies, Inc. (a)	11,927	829,165
Hologic, Inc. (a)	8,175	665,200
IDEXX Laboratories, Inc. (a)	2,712	1,303,116
Intuitive Surgical, Inc. (a)	11,572	2,843,125
Medtronic plc	43,525	3,642,607
ResMed, Inc.	4,797	1,095,491
STERIS plc	3,269	675,081
Stryker Corp.	11,029	2,799,270
Teleflex, Inc.	1,536	373,893
Zimmer Biomet Holdings, Inc.	6,872	875,080
		31,066,127
Health Care Providers & Services 3.3%
AmerisourceBergen Corp.	5,303	895,995
Cardinal Health, Inc.	8,584	663,114
Centene Corp. (a)	18,543	1,413,719
Cigna Corp.	10,012	3,170,500
CVS Health Corp.	43,027	3,795,842
DaVita, Inc. (a)	1,800	148,302
Elevance Health, Inc.	7,821	3,910,422
HCA Healthcare, Inc.	6,943	1,770,951
Henry Schein, Inc. (a)	4,440	382,506
Humana, Inc.	4,146	2,121,508
Laboratory Corp. of America Holdings	2,901	731,400
McKesson Corp.	4,643	1,758,211
Molina Healthcare, Inc. (a)	1,912	596,219
Quest Diagnostics, Inc.	3,729	553,682

	Shares	Value
Common Stocks
Health Care Providers & Services
UnitedHealth Group, Inc.	30,596	$ 15,273,217
Universal Health Services, Inc., Class B	2,101	311,389
		37,496,977
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc. (a)	1,270	3,091,307
Caesars Entertainment, Inc. (a)	7,026	365,773
Carnival Corp. (a)(b)	32,793	354,820
Chipotle Mexican Grill, Inc. (a)	908	1,494,913
Darden Restaurants, Inc.	4,008	593,064
Domino's Pizza, Inc.	1,159	409,127
Expedia Group, Inc. (a)	4,930	563,499
Hilton Worldwide Holdings, Inc.	8,856	1,284,917
Las Vegas Sands Corp. (a)	10,760	634,840
Marriott International, Inc., Class A	8,811	1,534,700
McDonald's Corp.	23,984	6,413,322
MGM Resorts International	10,437	432,196
Norwegian Cruise Line Holdings Ltd. (a)	13,799	209,883
Royal Caribbean Cruises Ltd. (a)	7,186	466,659
Starbucks Corp.	37,589	4,102,463
Wynn Resorts Ltd. (a)	3,376	349,889
Yum! Brands, Inc.	9,224	1,203,824
		23,505,196
Household Durables 0.3%
DR Horton, Inc.	10,249	1,011,474
Garmin Ltd.	5,021	496,476
Lennar Corp., Class A	8,343	854,323
Mohawk Industries, Inc. (a)	1,727	207,344
Newell Brands, Inc.	12,325	196,707
NVR, Inc. (a)	98	516,460
PulteGroup, Inc.	7,460	424,399
Whirlpool Corp.	1,784	277,573
		3,984,756
Household Products 1.4%
Church & Dwight Co., Inc.	7,986	645,748
Clorox Co. (The)	4,040	584,548
Colgate-Palmolive Co.	27,350	2,038,395
Kimberly-Clark Corp.	11,052	1,436,871
Procter & Gamble Co. (The)	77,598	11,048,403
		15,753,965
Independent Power and Renewable Electricity Producers 0.0% ‡
AES Corp. (The)	21,873	599,539
Industrial Conglomerates 0.8%
3M Co.	18,100	2,082,948

	Shares	Value
Common Stocks
Industrial Conglomerates
General Electric Co.	35,781	$ 2,879,655
Honeywell International, Inc.	22,016	4,589,896
		9,552,499
Insurance 2.4%
Aflac, Inc.	18,529	1,361,881
Allstate Corp. (The)	8,685	1,115,762
American International Group, Inc.	24,330	1,538,143
Aon plc, Class A	6,774	2,158,738
Arch Capital Group Ltd. (a)	12,112	779,407
Arthur J. Gallagher & Co.	6,904	1,351,251
Assurant, Inc.	1,730	229,381
Brown & Brown, Inc.	7,698	450,795
Chubb Ltd.	13,591	3,091,816
Cincinnati Financial Corp.	5,147	582,383
Everest Re Group Ltd.	1,283	448,652
Globe Life, Inc.	2,962	357,958
Hartford Financial Services Group, Inc. (The)	10,416	808,386
Lincoln National Corp.	5,053	179,028
Loews Corp.	6,453	396,730
Marsh & McLennan Cos., Inc.	16,242	2,840,888
MetLife, Inc.	21,582	1,575,918
Principal Financial Group, Inc.	7,452	689,683
Progressive Corp. (The)	19,159	2,612,330
Prudential Financial, Inc.	12,051	1,264,632
Travelers Cos., Inc. (The)	7,674	1,466,655
W R Berkley Corp.	6,694	469,517
Willis Towers Watson plc	3,544	900,849
		26,670,783
Interactive Media & Services 4.3%
Alphabet, Inc. (a)
Class A	195,592	19,332,313
Class C	173,385	17,315,960

Match Group, Inc. (a)	9,146	494,982
Meta Platforms, Inc., Class A (a)	73,635	10,969,406
		48,112,661
Internet & Direct Marketing Retail 2.8%
Amazon.com, Inc. (a)	290,636	29,973,291
eBay, Inc.	17,770	879,615
Etsy, Inc. (a)	4,116	566,279
		31,419,185
IT Services 4.4%
Accenture plc, Class A	20,633	5,757,639
Akamai Technologies, Inc. (a)	5,149	458,004
Automatic Data Processing, Inc.	13,584	3,067,403
Broadridge Financial Solutions, Inc.	3,853	579,337

	Shares	Value
Common Stocks
IT Services
Cognizant Technology Solutions Corp., Class A	16,829	$ 1,123,336
DXC Technology Co. (a)	7,534	216,452
EPAM Systems, Inc. (a)	1,883	626,380
Fidelity National Information Services, Inc.	19,431	1,458,102
Fiserv, Inc. (a)	20,795	2,218,411
FleetCor Technologies, Inc. (a)	2,415	504,276
Gartner, Inc. (a)	2,588	875,106
Global Payments, Inc.	8,855	998,136
International Business Machines Corp.	29,607	3,988,951
Jack Henry & Associates, Inc.	2,389	430,235
Mastercard, Inc., Class A	27,798	10,301,939
Paychex, Inc.	10,504	1,216,993
PayPal Holdings, Inc. (a)	37,331	3,042,103
VeriSign, Inc. (a)	3,020	658,511
Visa, Inc., Class A	53,540	12,325,443
		49,846,757
Leisure Products 0.0% ‡
Hasbro, Inc.	4,251	251,532
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	9,694	1,474,264
Bio-Rad Laboratories, Inc., Class A (a)	705	329,559
Bio-Techne Corp.	5,140	409,452
Charles River Laboratories International, Inc. (a)	1,666	405,255
Danaher Corp.	21,454	5,672,009
Illumina, Inc. (a)	5,151	1,103,344
IQVIA Holdings, Inc. (a)	6,084	1,395,730
Mettler-Toledo International, Inc. (a)	730	1,119,032
PerkinElmer, Inc.	4,133	568,412
Thermo Fisher Scientific, Inc.	12,843	7,324,748
Waters Corp. (a)	1,945	639,088
West Pharmaceutical Services, Inc.	2,424	643,814
		21,084,707
Machinery 1.8%
Caterpillar, Inc.	17,041	4,299,274
Cummins, Inc.	4,618	1,152,376
Deere & Co.	8,994	3,803,023
Dover Corp.	4,596	697,811
Fortive Corp.	11,586	788,195
IDEX Corp.	2,470	592,010
Illinois Tool Works, Inc.	9,154	2,160,710
Ingersoll Rand, Inc.	13,260	742,560
Nordson Corp.	1,763	428,938
Otis Worldwide Corp.	13,642	1,121,782
PACCAR, Inc.	11,388	1,244,822
Parker-Hannifin Corp.	4,205	1,370,830

	Shares	Value
Common Stocks
Machinery
Pentair plc	5,387	$ 298,332
Snap-on, Inc.	1,741	433,039
Stanley Black & Decker, Inc.	4,845	432,707
Westinghouse Air Brake Technologies Corp.	5,955	618,188
Xylem, Inc.	5,902	613,867
		20,798,464
Media 0.8%
Charter Communications, Inc., Class A (a)	3,517	1,351,618
Comcast Corp., Class A	141,265	5,558,778
DISH Network Corp., Class A (a)	8,231	118,444
Fox Corp.
Class A	9,905	336,176
Class B	4,562	144,615

Interpublic Group of Cos., Inc. (The)	12,723	463,881
News Corp.
Class A	12,520	253,655
Class B	3,861	78,919

Omnicom Group, Inc.	6,682	574,585
Paramount Global, Class B	16,538	383,020
		9,263,691
Metals & Mining 0.5%
Freeport-McMoRan, Inc.	46,805	2,088,439
Newmont Corp.	25,992	1,375,756
Nucor Corp.	8,401	1,419,937
Steel Dynamics, Inc.	5,456	658,212
		5,542,344
Multiline Retail 0.5%
Dollar General Corp.	7,387	1,725,603
Dollar Tree, Inc. (a)	6,893	1,035,191
Target Corp.	15,072	2,594,494
		5,355,288
Multi-Utilities 0.8%
Ameren Corp.	8,466	735,442
CenterPoint Energy, Inc.	20,615	620,924
CMS Energy Corp.	9,505	600,621
Consolidated Edison, Inc.	11,620	1,107,502
Dominion Energy, Inc.	27,286	1,736,481
DTE Energy Co.	6,344	738,251
NiSource, Inc.	13,299	369,047
Public Service Enterprise Group, Inc.	16,339	1,011,874
Sempra Energy	10,293	1,650,277
WEC Energy Group, Inc.	10,329	970,823
		9,541,242

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels 4.6%
APA Corp.	10,528	$ 466,706
Chevron Corp.	58,254	10,137,361
ConocoPhillips	40,804	4,972,783
Coterra Energy, Inc.	25,819	646,250
Devon Energy Corp.	21,406	1,353,715
Diamondback Energy, Inc.	5,763	842,090
EOG Resources, Inc.	19,235	2,543,829
EQT Corp.	12,019	392,661
Exxon Mobil Corp.	134,858	15,644,877
Hess Corp.	9,089	1,364,804
Kinder Morgan, Inc.	64,772	1,185,328
Marathon Oil Corp.	20,796	571,266
Marathon Petroleum Corp.	15,347	1,972,396
Occidental Petroleum Corp.	23,811	1,542,715
ONEOK, Inc.	14,636	1,002,273
Phillips 66	15,477	1,551,879
Pioneer Natural Resources Co.	7,780	1,792,123
Targa Resources Corp.	7,413	556,123
Valero Energy Corp.	12,624	1,767,739
Williams Cos., Inc. (The)	39,885	1,285,892
		51,592,810
Personal Products 0.2%
Estee Lauder Cos., Inc. (The), Class A	7,573	2,098,327
Pharmaceuticals 4.3%
Bristol-Myers Squibb Co.	69,623	5,058,111
Catalent, Inc. (a)	5,893	315,570
Eli Lilly and Co.	25,825	8,887,674
Johnson & Johnson	85,614	13,991,040
Merck & Co., Inc.	83,024	8,917,608
Organon & Co.	8,329	250,953
Pfizer, Inc.	183,814	8,117,226
Viatris, Inc.	39,711	482,886
Zoetis, Inc.	15,262	2,525,708
		48,546,776
Professional Services 0.4%
CoStar Group, Inc. (a)	13,318	1,037,472
Equifax, Inc.	4,010	891,022
Jacobs Solutions, Inc.	4,179	516,315
Leidos Holdings, Inc.	4,476	442,408
Robert Half International, Inc.	3,553	298,310
Verisk Analytics, Inc.	5,120	930,765
		4,116,292
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	10,346	884,686

	Shares	Value
Common Stocks
Road & Rail 0.8%
CSX Corp.	68,846	$ 2,128,718
JB Hunt Transport Services, Inc.	2,712	512,704
Norfolk Southern Corp.	7,581	1,863,486
Old Dominion Freight Line, Inc.	2,967	988,723
Union Pacific Corp.	20,132	4,110,753
		9,604,384
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. (a)	52,798	3,967,770
Analog Devices, Inc.	16,843	2,888,069
Applied Materials, Inc.	28,172	3,140,896
Broadcom, Inc.	13,262	7,758,403
Enphase Energy, Inc. (a)	4,451	985,362
First Solar, Inc. (a)	3,247	576,667
Intel Corp.	135,143	3,819,141
KLA Corp.	4,641	1,821,500
Lam Research Corp.	4,466	2,233,446
Microchip Technology, Inc.	18,011	1,398,014
Micron Technology, Inc.	35,601	2,146,740
Monolithic Power Systems, Inc.	1,460	622,778
NVIDIA Corp.	81,538	15,930,079
NXP Semiconductors NV	8,486	1,564,055
ON Semiconductor Corp. (a)	14,160	1,040,052
Qorvo, Inc. (a)	3,320	360,751
QUALCOMM, Inc.	36,708	4,889,873
Skyworks Solutions, Inc.	5,254	576,206
SolarEdge Technologies, Inc. (a)	1,830	584,008
Teradyne, Inc.	5,100	518,670
Texas Instruments, Inc.	29,719	5,266,504
		62,088,984
Software 8.3%
Adobe, Inc. (a)	15,224	5,638,056
ANSYS, Inc. (a)	2,853	759,925
Autodesk, Inc. (a)	7,069	1,520,966
Cadence Design Systems, Inc. (a)	8,983	1,642,362
Ceridian HCM Holding, Inc. (a)	5,030	363,568
Fortinet, Inc. (a)	21,233	1,111,335
Gen Digital, Inc.	18,983	436,799
Intuit, Inc.	9,230	3,901,244
Microsoft Corp.	244,105	60,491,660
Oracle Corp.	50,325	4,451,750
Paycom Software, Inc. (a)	1,592	515,712
PTC, Inc. (a)	3,462	466,955
Roper Technologies, Inc.	3,473	1,482,103
Salesforce, Inc. (a)	32,746	5,500,346
ServiceNow, Inc. (a)	6,615	3,010,685
Synopsys, Inc. (a)	5,007	1,771,226

	Shares	Value
Common Stocks
Software
Tyler Technologies, Inc. (a)	1,364	$ 440,258
		93,504,950
Specialty Retail 2.3%
Advance Auto Parts, Inc.	1,969	299,839
AutoZone, Inc. (a)	622	1,516,965
Bath & Body Works, Inc.	7,478	344,063
Best Buy Co., Inc.	6,561	582,092
CarMax, Inc. (a)	5,174	364,508
Home Depot, Inc. (The)	33,524	10,867,475
Lowe's Cos., Inc.	20,326	4,232,890
O'Reilly Automotive, Inc. (a)	2,049	1,623,525
Ross Stores, Inc.	11,365	1,343,229
TJX Cos., Inc. (The)	38,020	3,112,317
Tractor Supply Co.	3,617	824,640
Ulta Beauty, Inc. (a)	1,677	861,911
		25,973,454
Technology Hardware, Storage & Peripherals 6.5%
Apple, Inc. (e)	489,673	70,654,917
Hewlett Packard Enterprise Co.	42,134	679,622
HP, Inc.	28,988	844,710
NetApp, Inc.	7,118	471,425
Seagate Technology Holdings plc	6,287	426,133
Western Digital Corp. (a)	10,402	457,168
		73,533,975
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	41,250	5,252,363
Ralph Lauren Corp.	1,346	166,702
Tapestry, Inc.	7,891	359,593
VF Corp.	10,815	334,616
		6,113,274
Tobacco 0.7%
Altria Group, Inc.	58,687	2,643,263
Philip Morris International, Inc.	50,763	5,291,535
		7,934,798
Trading Companies & Distributors 0.2%
Fastenal Co.	18,746	947,610
United Rentals, Inc. (a)	2,270	1,000,957
WW Grainger, Inc.	1,473	868,304
		2,816,871
Water Utilities 0.1%
American Water Works Co., Inc.	5,954	931,741

	Shares	Value
Common Stocks
Wireless Telecommunication Services 0.3%
T-Mobile US, Inc. (a)	19,556	$ 2,919,906
Total Common Stocks (f) (Cost $249,745,616)		1,117,088,541

Short-Term Investments 0.8%
Affiliated Investment Company 0.0% ‡
MainStay U.S. Government Liquidity Fund, 4.307% (g)	91	91

	Principal Amount
U.S. Treasury Debt 0.8%
U.S. Treasury Bills
4.425%, due 4/20/23 (e)(h)	$ 8,900,000	8,812,538
Total Short-Term Investments (Cost $8,816,584)		8,812,629
Total Investments (Cost $258,562,200)	99.6%	1,125,901,170
Other Assets, Less Liabilities	0.4	4,054,889
Net Assets	100.0%	$ 1,129,956,059

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $830,205. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $847,035.
(c)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,507, which represented less than one-tenth of a percent of the Fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Represents a security, or portion thereof, which was maintained at the broker as collateral for futures contracts.
(f)	The combined market value of common stocks and notional value of Standard & Poor’s 500 Index futures contracts represents 99.7% of the Fund’s net assets.
(g)	Current yield as of January 31, 2023.
(h)	Interest rate shown represents yield to maturity.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 21	$ 3,469	$ (3,490)	$ —	$ —	$ —(a)	$ 1	$ —	—(b)

(a)	Less than $500.
(b)	Less than 500 Shares.
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[1]
Long Contracts
S&P 500 E-Mini Index	44	March 2023	$ 8,730,993	$ 8,998,000	$ 267,007

1.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 1,117,087,034	$ —	$ 1,507	$ 1,117,088,541
Short-Term Investments
Affiliated Investment Company	91	—	—	91
U.S. Treasury Debt	—	8,812,538	—	8,812,538
Total Short-Term Investments	91	8,812,538	—	8,812,629
Total Investments in Securities	1,117,087,125	8,812,538	1,507	1,125,901,170
Other Financial Instruments
Futures Contracts (b)	267,007	—	—	267,007
Total Investments in Securities and Other Financial Instruments	$ 1,117,354,132	$ 8,812,538	$ 1,507	$ 1,126,168,177

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay MacKay Short Duration High Yield Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 93.8%
Convertible Bonds 1.9%
Investment Companies 0.1%
Ares Capital Corp.
4.625%, due 3/1/24	$ 2,000,000	$ 2,143,000
Media 1.7%
Cable One, Inc.
(zero coupon), due 3/15/26	4,900,000	3,961,650
DISH Network Corp.
2.375%, due 3/15/24	21,650,000	20,139,912
3.375%, due 8/15/26	2,685,000	1,763,487
		25,865,049
Oil & Gas 0.1%
Gulfport Energy Operating Corp.
10.00% (10.00% Cash or 15.00% PIK), due 12/29/49 (a)(b)	260,000	1,214,018
Total Convertible Bonds (Cost $29,537,135)		29,222,067
Corporate Bonds 75.5%
Advertising 0.4%
Lamar Media Corp.
3.75%, due 2/15/28	2,500,000	2,269,154
Outfront Media Capital LLC
6.25%, due 6/15/25 (c)	4,000,000	4,023,960
		6,293,114
Aerospace & Defense 1.9%
F-Brasile SpA
Series XR
7.375%, due 8/15/26 (c)	3,400,000	2,785,892
TransDigm UK Holdings plc
6.875%, due 5/15/26	3,900,000	3,863,515
TransDigm, Inc. (c)
6.25%, due 3/15/26	12,685,000	12,680,532
8.00%, due 12/15/25	10,505,000	10,710,793
		30,040,732
Airlines 0.8%
American Airlines, Inc.
5.50%, due 4/20/26 (c)	1,500,000	1,470,487
Delta Air Lines, Inc.
4.50%, due 10/20/25 (c)	1,834,000	1,812,104
7.00%, due 5/1/25 (c)	4,375,000	4,502,380
7.375%, due 1/15/26	1,500,000	1,561,266

	Principal Amount	Value
Corporate Bonds
Airlines
Spirit Loyalty Cayman Ltd. (c)
8.00%, due 9/20/25	$ 541,669	$ 552,503
8.00%, due 9/20/25	2,000,000	2,049,960
		11,948,700
Auto Manufacturers 3.4%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	5,000,000	4,636,313
2.70%, due 8/10/26	4,000,000	3,570,000
3.37%, due 11/17/23	6,000,000	5,858,275
3.375%, due 11/13/25	7,000,000	6,518,750
3.664%, due 9/8/24	1,150,000	1,106,923
4.134%, due 8/4/25	1,000,000	954,970
4.389%, due 1/8/26	2,000,000	1,919,660
5.125%, due 6/16/25	4,000,000	3,931,478
5.584%, due 3/18/24	840,000	833,911
6.95%, due 3/6/26	3,900,000	3,988,062
7.35%, due 11/4/27	2,000,000	2,097,500
JB Poindexter & Co., Inc.
7.125%, due 4/15/26 (c)	17,031,000	16,818,113
		52,233,955
Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd.
4.875%, due 8/15/26 (c)	6,000,000	5,696,460
IHO Verwaltungs GmbH (b)(c)
4.75% (4.75% Cash or 5.50% PIK), due 9/15/26	9,660,000	8,835,809
6.00% (6.00% Cash or 6.75% PIK), due 5/15/27	12,460,000	11,573,099
		26,105,368
Building Materials 0.7%
James Hardie International Finance DAC
5.00%, due 1/15/28 (c)	1,500,000	1,424,215
Koppers, Inc.
6.00%, due 2/15/25 (c)	5,730,000	5,644,050
Summit Materials LLC
6.50%, due 3/15/27 (c)	4,205,000	4,192,007
		11,260,272
Chemicals 2.1%
Avient Corp.
5.75%, due 5/15/25 (c)	8,600,000	8,511,038
GPD Cos., Inc.
10.125%, due 4/1/26 (c)	8,000,000	7,171,680
Iris Holdings, Inc.
8.75% (8.75% Cash or 9.50% PIK), due 2/15/26 (b)(c)	3,000,000	2,607,237
NOVA Chemicals Corp. (c)
4.875%, due 6/1/24	2,150,000	2,117,750
5.25%, due 6/1/27	5,800,000	5,394,464

	Principal Amount	Value
Corporate Bonds
Chemicals
Olympus Water US Holding Corp.
7.125%, due 10/1/27 (c)	$ 2,356,000	$ 2,308,880
SCIL IV LLC
5.375%, due 11/1/26 (c)	5,000,000	4,582,800
		32,693,849
Coal 0.2%
Coronado Finance Pty. Ltd.
10.75%, due 5/15/26 (c)	2,486,000	2,562,608
Commercial Services 2.5%
Alta Equipment Group, Inc.
5.625%, due 4/15/26 (c)	5,000,000	4,685,550
Ashtead Capital, Inc.
4.375%, due 8/15/27 (c)	2,000,000	1,918,073
Graham Holdings Co.
5.75%, due 6/1/26 (c)	9,105,000	8,991,188
Herc Holdings, Inc.
5.50%, due 7/15/27 (c)	2,000,000	1,915,000
Korn Ferry
4.625%, due 12/15/27 (c)	1,750,000	1,645,000
Ritchie Bros Auctioneers, Inc.
5.375%, due 1/15/25 (c)	7,785,000	7,689,128
Service Corp. International
7.50%, due 4/1/27	3,150,000	3,275,612
United Rentals North America, Inc.
3.875%, due 11/15/27	875,000	831,250
Williams Scotsman International, Inc.
6.125%, due 6/15/25 (c)	8,219,000	8,259,437
		39,210,238
Cosmetics & Personal Care 0.1%
Edgewell Personal Care Co.
5.50%, due 6/1/28 (c)	1,000,000	947,010
Distribution & Wholesale 0.3%
G-III Apparel Group Ltd.
7.875%, due 8/15/25 (c)	5,375,000	5,104,952
Diversified Financial Services 1.6%
AG TTMT Escrow Issuer LLC
8.625%, due 9/30/27 (c)	7,550,000	7,789,864
Credit Acceptance Corp.
5.125%, due 12/31/24 (c)	6,555,000	6,121,575
Enact Holdings, Inc.
6.50%, due 8/15/25 (c)	3,260,000	3,211,100

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
LPL Holdings, Inc.
4.625%, due 11/15/27 (c)	$ 1,350,000	$ 1,284,714
Oxford Finance LLC
6.375%, due 2/1/27 (c)	1,000,000	956,430
PRA Group, Inc.
7.375%, due 9/1/25 (c)	2,650,000	2,627,699
StoneX Group, Inc.
8.625%, due 6/15/25 (c)	3,500,000	3,517,500
		25,508,882
Electric 1.2%
DPL, Inc.
4.125%, due 7/1/25	3,650,000	3,475,212
NextEra Energy Operating Partners LP (c)
3.875%, due 10/15/26	3,500,000	3,246,274
4.25%, due 7/15/24	4,030,000	3,935,953
4.50%, due 9/15/27	1,500,000	1,411,830
NRG Energy, Inc.
6.625%, due 1/15/27	1,500,000	1,493,155
Vistra Corp. (c)(d)(e)
7.00% (5 Year Treasury Constant Maturity Rate + 5.74%), due 12/15/26	1,500,000	1,402,500
8.00% (5 Year Treasury Constant Maturity Rate + 6.93%), due 10/15/26	4,100,000	4,019,025
		18,983,949
Electrical Components & Equipment 0.5%
WESCO Distribution, Inc.
7.125%, due 6/15/25 (c)	7,650,000	7,772,400
Entertainment 3.5%
Affinity Gaming
6.875%, due 12/15/27 (c)	900,000	805,725
Churchill Downs, Inc. (c)
4.75%, due 1/15/28	1,400,000	1,309,924
5.50%, due 4/1/27	19,375,000	18,790,771
International Game Technology plc (c)
4.125%, due 4/15/26	9,950,000	9,427,856
6.25%, due 1/15/27	1,630,000	1,630,000
6.50%, due 2/15/25	1,363,000	1,377,284
Live Nation Entertainment, Inc.
6.50%, due 5/15/27 (c)	9,150,000	9,200,673
Merlin Entertainments Ltd.
5.75%, due 6/15/26 (c)	1,000,000	952,105
Vail Resorts, Inc.
6.25%, due 5/15/25 (c)	10,582,000	10,632,608
		54,126,946

	Principal Amount	Value
Corporate Bonds
Food 0.4%
B&G Foods, Inc.
5.25%, due 4/1/25	$ 4,300,000	$ 3,918,805
United Natural Foods, Inc.
6.75%, due 10/15/28 (c)	2,100,000	2,026,500
		5,945,305
Food Service 0.8%
Aramark Services, Inc.
6.375%, due 5/1/25 (c)	12,185,000	12,188,046
Forest Products & Paper 0.3%
Mercer International, Inc.
5.50%, due 1/15/26	3,925,000	3,797,516
Smurfit Kappa Treasury Funding DAC
7.50%, due 11/20/25	1,000,000	1,068,341
		4,865,857
Gas 0.4%
AmeriGas Partners LP
5.625%, due 5/20/24	6,000,000	5,910,000
Hand & Machine Tools 0.4%
Regal Rexnord Corp. (c)
6.05%, due 2/15/26	2,875,000	2,921,645
6.05%, due 4/15/28	3,120,000	3,167,472
		6,089,117
Healthcare-Products 0.2%
Hologic, Inc.
4.625%, due 2/1/28 (c)	1,000,000	952,960
Varex Imaging Corp.
7.875%, due 10/15/27 (c)	3,000,000	2,984,130
		3,937,090
Healthcare-Services 4.1%
Catalent Pharma Solutions, Inc.
5.00%, due 7/15/27 (c)	5,216,000	4,933,183
Encompass Health Corp.
4.50%, due 2/1/28	1,625,000	1,516,856
5.75%, due 9/15/25	4,335,000	4,302,502
HCA, Inc.
5.375%, due 2/1/25	13,100,000	13,149,484
5.875%, due 2/15/26	2,000,000	2,035,830
7.50%, due 12/15/23	10,000,000	10,164,730
7.58%, due 9/15/25	5,623,000	5,844,610
8.36%, due 4/15/24	10,000,000	10,290,737
IQVIA, Inc.
5.00%, due 10/15/26 (c)	5,515,000	5,377,125

	Principal Amount	Value
Corporate Bonds
Healthcare-Services
ModivCare, Inc.
5.875%, due 11/15/25 (c)	$ 6,000,000	$ 5,799,720
		63,414,777
Holding Companies-Diversified 0.8%
Stena International SA
6.125%, due 2/1/25 (c)	12,650,000	11,961,759
Home Builders 1.3%
Adams Homes, Inc.
7.50%, due 2/15/25 (c)	6,895,000	5,930,126
Century Communities, Inc.
6.75%, due 6/1/27	3,350,000	3,303,518
Installed Building Products, Inc.
5.75%, due 2/1/28 (c)	4,000,000	3,679,380
Meritage Homes Corp.
5.125%, due 6/6/27	1,000,000	957,500
6.00%, due 6/1/25	1,000,000	1,005,410
STL Holding Co. LLC
7.50%, due 2/15/26 (c)	1,645,000	1,443,236
Winnebago Industries, Inc.
6.25%, due 7/15/28 (c)	4,100,000	3,942,767
		20,261,937
Household Products & Wares 0.4%
Central Garden & Pet Co.
5.125%, due 2/1/28	5,000,000	4,762,500
Spectrum Brands, Inc.
5.75%, due 7/15/25	1,000,000	991,669
		5,754,169
Housewares 0.1%
Newell Brands, Inc.
4.875%, due 6/1/25	1,750,000	1,711,063
Insurance 0.4%
NMI Holdings, Inc.
7.375%, due 6/1/25 (c)	6,485,000	6,558,281
Internet 1.9%
Cars.com, Inc.
6.375%, due 11/1/28 (c)	3,000,000	2,781,060
Gen Digital, Inc. (c)
5.00%, due 4/15/25	7,175,000	7,031,500
6.75%, due 9/30/27	2,000,000	2,028,100
Go Daddy Operating Co. LLC
5.25%, due 12/1/27 (c)	2,000,000	1,935,560

	Principal Amount	Value
Corporate Bonds
Internet
Netflix, Inc.
5.75%, due 3/1/24	$ 4,980,000	$ 5,004,900
5.875%, due 2/15/25	665,000	674,702
Uber Technologies, Inc. (c)
6.25%, due 1/15/28	665,000	650,681
7.50%, due 5/15/25	6,345,000	6,435,562
7.50%, due 9/15/27	2,500,000	2,538,425
		29,080,490
Investment Companies 2.2%
FS Energy and Power Fund
7.50%, due 8/15/23 (c)	22,844,000	22,729,780
Icahn Enterprises LP
4.75%, due 9/15/24	12,500,000	12,203,125
		34,932,905
Iron & Steel 0.9%
Allegheny Ludlum LLC
6.95%, due 12/15/25	2,430,000	2,408,676
Big River Steel LLC
6.625%, due 1/31/29 (c)	995,000	975,886
Mineral Resources Ltd. (c)
8.00%, due 11/1/27	1,500,000	1,535,700
8.125%, due 5/1/27	9,700,000	9,772,750
		14,693,012
Leisure Time 2.4%
Carnival Corp. (c)
5.75%, due 3/1/27	10,150,000	8,424,500
7.625%, due 3/1/26	9,660,000	8,790,600
10.50%, due 2/1/26	17,325,000	18,120,391
Lindblad Expeditions LLC
6.75%, due 2/15/27 (c)	1,825,000	1,790,142
		37,125,633
Lodging 1.5%
Boyd Gaming Corp.
4.75%, due 12/1/27	8,000,000	7,605,340
Genting New York LLC
3.30%, due 2/15/26 (c)	1,000,000	895,002
Hilton Domestic Operating Co., Inc.
5.375%, due 5/1/25 (c)	5,590,000	5,551,361
Hilton Worldwide Finance LLC
4.875%, due 4/1/27	2,190,000	2,120,242
Hyatt Hotels Corp.
5.625%, due 4/23/25 (f)	4,070,000	4,108,118
Marriott International, Inc.
Series Z
4.15%, due 12/1/23	1,500,000	1,488,425

	Principal Amount	Value
Corporate Bonds
Lodging
Marriott International, Inc.
Series EE
5.75%, due 5/1/25	$ 932,000	$ 947,831
		22,716,319
Machinery-Diversified 0.7%
Briggs & Stratton Corp. Escrow Claim Shares
6.875%, due 12/15/20 (g)(h)(i)	3,425,000	—
Stevens Holding Co., Inc.
6.125%, due 10/1/26 (c)	4,000,000	4,059,440
TK Elevator U.S. Newco, Inc.
5.25%, due 7/15/27 (c)	7,613,000	7,046,364
		11,105,804
Media 3.3%
CCO Holdings LLC (c)
5.00%, due 2/1/28	11,750,000	10,971,562
5.125%, due 5/1/27	1,500,000	1,429,575
5.50%, due 5/1/26	13,485,000	13,249,822
CSC Holdings LLC
5.25%, due 6/1/24	9,250,000	9,054,316
DIRECTV Financing LLC
5.875%, due 8/15/27 (c)	6,750,000	6,114,184
LCPR Senior Secured Financing DAC
6.75%, due 10/15/27 (c)	8,000,000	7,794,400
Sterling Entertainment Enterprises LLC
10.25%, due 1/15/25 (a)(g)(i)	3,000,000	2,776,500
		51,390,359
Metal Fabricate & Hardware 0.1%
Advanced Drainage Systems, Inc.
5.00%, due 9/30/27 (c)	1,500,000	1,427,803
Mining 1.9%
Arconic Corp.
6.00%, due 5/15/25 (c)	3,000,000	2,970,230
Century Aluminum Co.
7.50%, due 4/1/28 (c)	6,135,000	5,404,804
Compass Minerals International, Inc.
4.875%, due 7/15/24 (c)	10,310,000	9,991,152
First Quantum Minerals Ltd.
7.50%, due 4/1/25 (c)	4,300,000	4,234,181
IAMGOLD Corp.
5.75%, due 10/15/28 (c)	3,000,000	2,370,900
Novelis Corp.
3.25%, due 11/15/26 (c)	5,000,000	4,526,600
		29,497,867

	Principal Amount	Value
Corporate Bonds
Miscellaneous—Manufacturing 1.2%
Amsted Industries, Inc.
5.625%, due 7/1/27 (c)	$ 4,430,000	$ 4,353,494
EnPro Industries, Inc.
5.75%, due 10/15/26	1,000,000	978,750
Gates Global LLC
6.25%, due 1/15/26 (c)	1,500,000	1,477,256
Hillenbrand, Inc.
5.00%, due 9/15/26 (f)	6,080,000	5,867,005
5.75%, due 6/15/25	3,515,000	3,534,790
LSB Industries, Inc.
6.25%, due 10/15/28 (c)	3,000,000	2,703,030
		18,914,325
Oil & Gas 6.6%
Ascent Resources Utica Holdings LLC (c)
7.00%, due 11/1/26	3,900,000	3,717,178
9.00%, due 11/1/27	1,556,000	1,917,770
California Resources Corp.
7.125%, due 2/1/26 (c)	4,520,000	4,399,090
Chevron USA, Inc.
3.90%, due 11/15/24	4,550,000	4,508,743
Chord Energy Corp.
6.375%, due 6/1/26 (c)	2,780,000	2,738,300
Civitas Resources, Inc.
5.00%, due 10/15/26 (c)	1,500,000	1,398,750
Encino Acquisition Partners Holdings LLC
8.50%, due 5/1/28 (c)	4,635,000	4,321,258
EQT Corp.
6.125%, due 2/1/25 (f)	7,850,000	7,927,087
Gulfport Energy Corp.
8.00%, due 5/17/26	88,094	87,284
8.00%, due 5/17/26 (c)	4,510,560	4,469,108
Gulfport Energy Operating Corp. Escrow Claim Shares (g)(h)
6.00%, due 10/15/24	2,245,000	—
6.625%, due 5/1/23	4,452,000	—
Hess Corp.
3.50%, due 7/15/24	910,000	888,912
Matador Resources Co.
5.875%, due 9/15/26	7,220,000	7,101,754
Occidental Petroleum Corp.
5.50%, due 12/1/25	2,000,000	2,013,480
5.55%, due 3/15/26	1,000,000	1,010,050
5.875%, due 9/1/25	3,160,000	3,198,536
Parkland Corp.
5.875%, due 7/15/27 (c)	5,310,000	5,093,883
PDC Energy, Inc.
5.75%, due 5/15/26	2,775,000	2,683,786
6.125%, due 9/15/24	2,450,000	2,436,231

	Principal Amount	Value
Corporate Bonds
Oil & Gas
Permian Resources Operating LLC (c)
5.375%, due 1/15/26	$ 6,100,000	$ 5,765,415
7.75%, due 2/15/26	3,000,000	2,998,200
Range Resources Corp.
4.875%, due 5/15/25	3,900,000	3,762,554
ROCC Holdings LLC
9.25%, due 8/15/26 (c)	1,546,000	1,567,258
Southwestern Energy Co.
5.70%, due 1/23/25 (f)	2,199,000	2,180,418
Talos Production, Inc.
12.00%, due 1/15/26	11,410,000	12,094,600
Transocean Guardian Ltd.
5.875%, due 1/15/24 (c)	814,625	826,096
Transocean Pontus Ltd.
6.125%, due 8/1/25 (c)	3,690,400	3,801,597
Transocean Poseidon Ltd.
6.875%, due 2/1/27 (c)	4,375,000	4,364,719
Transocean Titan Financing Ltd.
8.375%, due 2/1/28 (c)	1,000,000	1,037,720
Viper Energy Partners LP
5.375%, due 11/1/27 (c)	1,500,000	1,451,910
Vital Energy, Inc.
10.125%, due 1/15/28	3,500,000	3,482,745
		103,244,432
Oil & Gas Services 0.9%
Bristow Group, Inc.
6.875%, due 3/1/28 (c)	3,500,000	3,334,520
Nine Energy Service, Inc.
8.75%, due 11/1/23 (c)	3,775,000	3,775,000
13.00%, due 2/1/28	4,500,000	4,635,000
Weatherford International Ltd. (c)
6.50%, due 9/15/28	1,000,000	995,000
11.00%, due 12/1/24	982,000	1,009,005
		13,748,525
Packaging & Containers 0.3%
Cascades, Inc.
5.125%, due 1/15/26 (c)	4,831,000	4,502,689
Sealed Air Corp.
6.125%, due 2/1/28 (c)	935,000	943,322
		5,446,011
Pharmaceuticals 0.9%
1375209 BC Ltd.
9.00%, due 1/30/28 (c)	3,600,000	3,586,536
Bausch Health Cos., Inc.
11.00%, due 9/30/28 (c)	4,435,000	3,469,944

	Principal Amount	Value
Corporate Bonds
Pharmaceuticals
Endo DAC
5.875%, due 10/15/24 (c)(h)(j)	$ 4,150,000	$ 3,527,500
Prestige Brands, Inc.
5.125%, due 1/15/28 (c)	3,405,000	3,252,626
		13,836,606
Pipelines 5.5%
Antero Midstream Partners LP
5.75%, due 3/1/27 (c)	7,690,000	7,459,300
EQM Midstream Partners LP
4.125%, due 12/1/26	675,000	610,635
6.00%, due 7/1/25 (c)	2,195,000	2,160,999
FTAI Infra Escrow Holdings LLC
10.50%, due 6/1/27 (c)	2,700,000	2,708,464
Genesis Energy LP
6.25%, due 5/15/26	4,500,000	4,300,294
6.50%, due 10/1/25	4,140,000	4,067,550
8.00%, due 1/15/27	2,250,000	2,221,200
Hess Midstream Operations LP
5.625%, due 2/15/26 (c)	7,224,000	7,152,627
Holly Energy Partners LP
6.375%, due 4/15/27 (c)	2,500,000	2,471,875
New Fortress Energy, Inc. (c)
6.50%, due 9/30/26	4,000,000	3,680,639
6.75%, due 9/15/25	1,000,000	956,636
NGL Energy Operating LLC
7.50%, due 2/1/26 (c)	4,265,000	4,050,297
NuStar Logistics LP
5.75%, due 10/1/25	1,500,000	1,484,265
6.00%, due 6/1/26	875,000	856,905
PBF Logistics LP
6.875%, due 5/15/23	4,000,000	3,999,073
Plains All American Pipeline LP
Series B
8.716% (3 Month LIBOR + 4.11%), due 3/2/23 (d)(e)	18,663,000	16,890,015
Rockies Express Pipeline LLC
3.60%, due 5/15/25 (c)	3,805,000	3,597,027
Summit Midstream Holdings LLC
8.50%, due 10/15/26 (c)	8,355,000	8,135,681
TransMontaigne Partners LP
6.125%, due 2/15/26	4,600,000	3,995,790
Western Midstream Operating LP
4.65%, due 7/1/26	4,315,000	4,153,187
		84,952,459
Real Estate 0.8%
Newmark Group, Inc.
6.125%, due 11/15/23	12,225,000	12,195,255

	Principal Amount	Value
Corporate Bonds
Real Estate Investment Trusts 3.0%
GLP Capital LP
5.25%, due 6/1/25	$ 2,500,000	$ 2,481,450
5.375%, due 11/1/23	3,110,000	3,111,555
5.375%, due 4/15/26	700,000	699,286
MPT Operating Partnership LP
5.00%, due 10/15/27	3,000,000	2,536,005
5.25%, due 8/1/26	4,000,000	3,638,680
RHP Hotel Properties LP
4.75%, due 10/15/27	2,375,000	2,224,482
VICI Properties LP (c)
3.50%, due 2/15/25	9,615,000	9,149,634
4.625%, due 6/15/25	2,985,000	2,888,879
5.625%, due 5/1/24	19,681,000	19,639,841
		46,369,812
Retail 3.0%
1011778 B.C. Unlimited Liability Co.
3.875%, due 1/15/28 (c)	3,500,000	3,198,930
Asbury Automotive Group, Inc.
4.50%, due 3/1/28	3,300,000	2,983,520
CEC Entertainment LLC
6.75%, due 5/1/26 (c)	2,830,000	2,617,750
Dave & Buster's, Inc.
7.625%, due 11/1/25 (c)	2,160,000	2,195,316
Ken Garff Automotive LLC
4.875%, due 9/15/28 (c)	2,385,000	2,054,081
KFC Holding Co.
4.75%, due 6/1/27 (c)	9,157,000	8,882,290
Murphy Oil USA, Inc.
5.625%, due 5/1/27	2,820,000	2,766,758
NMG Holding Co., Inc.
7.125%, due 4/1/26 (c)	16,883,000	16,120,972
Patrick Industries, Inc.
7.50%, due 10/15/27 (c)	2,906,000	2,875,342
Penske Automotive Group, Inc.
3.50%, due 9/1/25	3,075,000	2,912,179
Ultra Resources, Inc. Escrow Claim Shares
6.875%, due 4/15/22 (a)(c)(g)(h)	4,455,000	—
		46,607,138
Software 2.4%
ACI Worldwide, Inc.
5.75%, due 8/15/26 (c)	2,500,000	2,468,750
Camelot Finance SA
4.50%, due 11/1/26 (c)	10,750,000	10,224,647
CWT Travel Group, Inc.
8.50%, due 11/19/26 (c)	1,250,000	1,053,125
8.50%, due 11/19/26 (c)	1,608,846	1,355,453

	Principal Amount	Value
Corporate Bonds
Software
CWT Travel Group, Inc.
15.00%, due 3/31/50	$ 1,449,500	$ 1,198,536
Open Text Corp.
6.90%, due 12/1/27 (c)	2,850,000	2,917,688
PTC, Inc.
3.625%, due 2/15/25 (c)	10,320,000	9,896,192
SS&C Technologies, Inc.
5.50%, due 9/30/27 (c)	5,000,000	4,808,721
Veritas US, Inc.
7.50%, due 9/1/25 (c)	5,000,000	3,298,521
		37,221,633
Telecommunications 4.4%
Connect Finco SARL
6.75%, due 10/1/26 (c)	5,670,000	5,421,937
Sprint LLC
7.625%, due 2/15/25	1,400,000	1,453,124
7.875%, due 9/15/23	29,145,000	29,578,474
T-Mobile US, Inc.
2.25%, due 2/15/26	24,000,000	22,242,850
4.75%, due 2/1/28	7,555,000	7,483,383
5.375%, due 4/15/27	570,000	571,781
Viasat, Inc.
5.625%, due 9/15/25 (c)	1,525,000	1,433,500
		68,185,049
Toys, Games & Hobbies 0.6%
Mattel, Inc. (c)
3.375%, due 4/1/26	5,469,000	5,099,869
5.875%, due 12/15/27	4,265,000	4,254,337
		9,354,206
Transportation 0.5%
Watco Cos. LLC
6.50%, due 6/15/27 (c)	7,140,000	6,741,017
XPO Escrow Sub LLC
7.50%, due 11/15/27 (c)	1,500,000	1,541,400
		8,282,417
Total Corporate Bonds (Cost $1,215,739,120)		1,173,718,436
Loan Assignments 16.4%
Aerospace & Defense 0.3%
SkyMiles IP Ltd.
Initial Term Loan
8.558% (3 Month LIBOR + 3.75%), due 10/20/27 (d)	4,275,000	4,416,904

	Principal Amount	Value
Loan Assignments
Automobile 0.2%
Dealer Tire Financial LLC
Term Loan B2
9.061% (1 Month SOFR + 4.50%), due 12/14/27 (d)	$ 3,500,000	$ 3,497,813
Banking 0.2%
Jane Street Group LLC
Dollar Term Loan
7.32% (1 Month LIBOR + 2.75%), due 1/26/28 (d)	2,468,514	2,457,494
Beverage, Food & Tobacco 0.4%
B&G Foods, Inc.
Tranche Term Loan B4
7.07% (1 Month LIBOR + 2.50%), due 10/10/26 (d)	3,003,310	2,879,423
United Natural Foods, Inc.
Initial Term Loan
7.926% (1 Month SOFR + 3.25%), due 10/22/25 (d)	3,666,877	3,671,843
		6,551,266
Chemicals 0.2%
ASP Unifrax Holdings, Inc.
First Lien USD Term Loan
8.48% (3 Month LIBOR + 3.75%), due 12/12/25 (d)	3,979,381	3,621,237
Chemicals, Plastics & Rubber 1.8%
Avient Corp.
Term Loan B6
7.926% (3 Month SOFR + 3.25%), due 8/29/29 (d)	2,533,647	2,532,590
Innophos Holdings, Inc.
Initial Term Loan
7.82% (1 Month LIBOR + 3.25%), due 2/5/27 (d)	4,181,750	4,164,325
Jazz Pharmaceuticals plc
Initial Dollar Term Loan
8.07% (1 Month LIBOR + 3.50%), due 5/5/28 (d)	15,065,323	15,046,492
SCIH Salt Holdings, Inc.
First Lien Incremental Term Loan B1
8.825% (3 Month LIBOR + 4.00%), due 3/16/27 (d)	5,989,608	5,860,190
		27,603,597
Construction & Buildings 0.1%
Installed Building Products, Inc.
Initial Term Loan
6.82% (1 Month LIBOR + 2.25%), due 12/14/28 (d)	1,386,000	1,375,027
Electronics 1.1%
Camelot U.S. Acquisition 1 Co. (d)
Initial Term Loan
7.517% (1 Month LIBOR + 3.00%), due 10/30/26	8,124,566	8,104,255

	Principal Amount	Value
Loan Assignments
Electronics
Camelot U.S. Acquisition 1 Co. (d)
Amendment No. 2 Incremental Term Loan
7.517% (1 Month LIBOR + 3.00%), due 10/30/26	$ 4,631,375	$ 4,618,967
WEX, Inc.
Term Loan B
6.82% (1 Month LIBOR + 2.25%), due 3/31/28 (d)	4,995,864	4,980,876
		17,704,098
Entertainment 0.2%
NAI Entertainment Holdings LLC
Tranche Term Loan B
7.07% (1 Month LIBOR + 2.50%), due 5/8/25 (d)	3,261,667	3,008,888
Finance 0.8%
Mileage Plus Holdings LLC
Initial Term Loan
9.996% (3 Month LIBOR + 5.25%), due 6/21/27 (d)	2,250,000	2,344,923
RealTruck Group, Inc.
Initial Term Loan
8.32% (1 Month LIBOR + 3.75%), due 1/31/28 (d)	8,290,084	7,429,988
Schweitzer-Mauduit International, Inc.
Term Loan B
8.375% (1 Month LIBOR + 3.75%), due 4/20/28 (d)	3,299,750	3,217,256
		12,992,167
Healthcare & Pharmaceuticals 0.2%
Owens & Minor, Inc.
Term Loan B1 7.831% - 8.411%
(1 Month SOFR + 3.75%, 6 Month SOFR + 3.75%), due 3/29/29 (d)	3,672,250	3,660,774
Healthcare, Education & Childcare 1.3%
LifePoint Health, Inc.
First Lien Term Loan B
8.575% (3 Month LIBOR + 3.75%), due 11/16/25 (d)	12,713,139	12,335,279
Organon & Co.
Dollar Term Loan
7.75% (3 Month LIBOR + 3.00%), due 6/2/28 (d)	8,377,500	8,356,556
		20,691,835
High Tech Industries 0.7%
Open Text Corp.
Term Loan B
8.218%, due 11/16/29	10,150,000	10,116,170

	Principal Amount	Value
Loan Assignments
Hotels, Motels, Inns & Gaming 0.7%
Caesars Entertainment, Inc.
Term Loan B
7.968%, due 1/20/30	2,000,000	$ 1,997,624
Churchill Downs, Inc.
Facility Term Loan B
6.57% (1 Month LIBOR + 2.00%), due 12/27/24 (d)	$ 3,800,000	3,791,450
Four Seasons Holdings, Inc.
2022 Refinancing Term Loan
7.911% (1 Month SOFR + 3.25%), due 11/30/29 (d)	5,328,823	5,343,254
		11,132,328
Insurance 0.6%
USI, Inc.
2022 Incremental Term Loan
8.33% (3 Month SOFR + 3.75%), due 11/22/29 (d)	9,682,461	9,670,358
Leisure, Amusement, Motion Pictures & Entertainment 0.1%
NASCAR Holdings LLC
Initial Term Loan
7.07% (1 Month LIBOR + 2.50%), due 10/19/26 (d)	1,888,080	1,887,436
Manufacturing 1.1%
Adient U.S. LLC
Term Loan B1
7.82% (1 Month LIBOR + 3.25%), due 4/10/28 (d)	9,357,500	9,322,409
Chart Industries, Inc.
Term Loan B
TBD, due 12/7/29	6,000,000	5,958,750
Summit Materials LLC
Term Loan B-1
7.608% (3 Month SOFR + 3.00%), due 12/14/27 (d)	2,000,000	2,001,000
		17,282,159
Media 1.8%
Block Communications, Inc.
Term Loan
6.98% (3 Month LIBOR + 2.25%), due 2/25/27 (d)	11,426,875	11,312,606
DIRECTV Financing LLC
Closing Date Term Loan
9.57% (1 Month LIBOR + 5.00%), due 8/2/27 (d)	12,287,704	12,062,434
Lamar Media Corp.
Term Loan B
6.008% (1 Month LIBOR + 1.50%), due 2/5/27 (d)	5,000,000	4,934,375
		28,309,415

	Principal Amount	Value
Loan Assignments
Mining, Steel, Iron & Non-Precious Metals 0.2%
Gates Global LLC
Initial Dollar Term Loan B3
7.07% (1 Month LIBOR + 2.50%), due 3/31/27 (d)	$ 2,992,366	$ 2,982,548
Oil & Gas 0.7%
Ascent Resources Utica Holdings LLC
Second Lien Term Loan
13.815% (3 Month LIBOR + 9.00%), due 11/1/25 (d)	3,240,000	3,434,400
PetroQuest Energy LLC (a)(g)
2020 Term Loan
11.869% (11.62% PIK), due 9/19/26 (b)	246,970	246,970
Term Loan
11.884% (11.88% PIK) (1 Month LIBOR + 7.50%), due 11/8/23 (b)(d)	3,793,583	3,414,224
Term Loan
11.887% (1 Month LIBOR + 7.50%), due 1/1/28 (d)	321,283	321,283
TransMontaigne Operating Co. LP
Tranche Term Loan B 8.008% - 8.047%
(1 Month LIBOR + 3.50%), due 11/17/28 (d)	2,970,000	2,957,470
		10,374,347
Personal, Food & Miscellaneous Services 0.3%
KFC Holding Co.
2021 Term Loan B
6.204% (1 Month LIBOR + 1.75%), due 3/15/28 (d)	2,592,023	2,579,062
WW International, Inc.
Initial Term Loan
8.07% (1 Month LIBOR + 3.50%), due 4/13/28 (d)	4,393,625	2,575,763
		5,154,825
Retail 1.4%
Great Outdoors Group LLC
Term Loan B2
8.32% (1 Month LIBOR + 3.75%), due 3/6/28 (d)	22,754,982	22,342,548
Services Business 0.1%
GIP II Blue Holding LP
Initial Term Loan
9.23% (3 Month LIBOR + 4.50%), due 9/29/28 (d)	810,000	808,785
Software 0.5%
TIBCO Software, Inc.
First Lien Dollar Term Loan B
9.18% (3 Month SOFR + 4.50%), due 3/30/29 (d)	7,943,189	7,315,677

	Principal Amount	Value
Loan Assignments
Telecommunications 0.6%
Connect Finco SARL
Amendement No.1 Refinancing Term Loan
7.89% (1 Month LIBOR + 3.50%), due 12/11/26 (d)	$ 8,655,250	$ 8,574,107
Utilities 0.8%
Constellation Renewables LLC
Term Loan
7.24% (3 Month LIBOR + 2.50%), due 12/15/27 (d)	2,767,423	2,760,504
PG&E Corp.
Term Loan
7.625% (1 Month LIBOR + 3.00%), due 6/23/25 (d)	9,228,030	9,210,728
		11,971,232
Total Loan Assignments (Cost $257,237,258)		255,503,035
Total Long-Term Bonds (Cost $1,502,513,513)		1,458,443,538

	Shares
Common Stocks 0.7%
Electrical Equipment 0.0% ‡
Energy Technologies, Inc. (a)(g)(k)	2,021	404,200
Hotels, Restaurants & Leisure 0.2%
Carlson Travel, Inc. (a)(i)(k)	300,593	2,705,337
Independent Power and Renewable Electricity Producers 0.1%
GenOn Energy, Inc. (i)	20,915	1,986,925
Oil, Gas & Consumable Fuels 0.4%
Gulfport Energy Corp. (k)	73,218	4,989,807
PetroQuest Energy, Inc. (a)(g)(k)	1,186,630	—
Talos Energy, Inc. (k)	71,517	1,416,752
		6,406,559
Total Common Stocks (Cost $18,804,788)		11,503,021
Preferred Stocks 0.2%
Electrical Equipment 0.2%
Energy Technologies Ltd. (a)(g)(k)	4,501	2,993,165

	Shares	Value
Preferred Stocks
Oil, Gas & Consumable Fuels 0.0% ‡
Gulfport Energy Operating Corp., 10.00%(10.00% Cash or 15.00% PIK) (a)(b)(g)(i)(k)	9	$ 37,821
Total Preferred Stocks (Cost $4,304,472)		3,030,986
Total Investments (Cost $1,525,622,773)	94.7%	1,472,977,545
Other Assets, Less Liabilities	5.3	82,125,288
Net Assets	100.0%	$ 1,555,102,833

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $14,113,518, which represented 0.9% of the Fund’s net assets.
(b)	PIK ("Payment-in-Kind")—issuer may pay interest or dividends with additional securities and/or in cash.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2023.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Step coupon—Rate shown was the rate in effect as of January 31, 2023.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Issue in non-accrual status.
(i)	Restricted security.
(j)	Issue in default.
(k)	Non-income producing security.

Abbreviation(s):
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
TBD—To Be Determined
USD—United States Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds	$ —	$ 29,222,067	$ —	$ 29,222,067
Corporate Bonds	—	1,170,941,936	2,776,500	1,173,718,436
Loan Assignments	—	251,520,558	3,982,477	255,503,035
Total Long-Term Bonds	—	1,451,684,561	6,758,977	1,458,443,538
Common Stocks	6,406,559	4,692,262	404,200	11,503,021
Preferred Stocks	—	—	3,030,986	3,030,986
Total Investments in Securities	$ 6,406,559	$ 1,456,376,823	$ 10,194,163	$ 1,472,977,545

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay WMC Small Companies Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Common Stocks 95.5%
Auto Components 5.3%
Dana, Inc.	354,506	$ 6,430,739
Gentherm, Inc. (a)	80,444	5,987,447
XPEL, Inc. (a)	75,340	5,731,114
		18,149,300
Banks 7.4%
Banner Corp.	52,895	3,429,183
OFG Bancorp	149,890	4,243,386
Old National Bancorp	291,220	5,096,350
Stellar Bancorp, Inc.	152,772	4,294,421
United Community Banks, Inc.	135,850	4,420,559
Veritex Holdings, Inc.	139,907	3,938,382
		25,422,281
Biotechnology 7.2%
ACADIA Pharmaceuticals, Inc. (a)	221,576	4,216,591
Celldex Therapeutics, Inc. (a)	128,997	5,683,608
Cytokinetics, Inc. (a)	67,655	2,873,984
Kymera Therapeutics, Inc. (a)	138,126	5,163,150
Merus NV (a)	198,320	3,093,792
Sage Therapeutics, Inc. (a)	87,111	3,862,502
		24,893,627
Building Products 1.3%
Apogee Enterprises, Inc.	96,364	4,513,690
Capital Markets 1.3%
Hamilton Lane, Inc., Class A	58,078	4,521,953
Chemicals 2.7%
Minerals Technologies, Inc.	53,501	3,715,645
Quaker Chemical Corp.	29,107	5,730,295
		9,445,940
Commercial Services & Supplies 1.6%
Interface, Inc.	470,589	5,355,303
Construction & Engineering 1.5%
Badger Infrastructure Solutions Ltd.	220,302	5,248,637
Consumer Finance 3.6%
Enova International, Inc. (a)	152,385	6,956,375
PRA Group, Inc. (a)	134,155	5,398,397
		12,354,772
Diversified Consumer Services 1.1%
Chegg, Inc. (a)	178,280	3,701,093

	Shares	Value
Common Stocks
Electronic Equipment, Instruments & Components 0.8%
FARO Technologies, Inc. (a)	96,433	$ 2,649,979
Energy Equipment & Services 4.6%
Liberty Energy, Inc., Class A	330,457	5,231,134
Nabors Industries Ltd. (a)	34,577	6,138,801
Patterson-UTI Energy, Inc.	269,919	4,534,639
		15,904,574
Equity Real Estate Investment Trusts 2.7%
CareTrust REIT, Inc.	247,306	5,124,180
Uniti Group, Inc.	632,020	4,165,012
		9,289,192
Food Products 3.0%
Calavo Growers, Inc.	145,622	4,667,185
Freshpet, Inc. (a)	88,980	5,635,103
		10,302,288
Gas Utilities 2.3%
New Jersey Resources Corp.	156,471	7,811,032
Health Care Equipment & Supplies 3.9%
Artivion, Inc. (a)	312,423	4,073,996
Lantheus Holdings, Inc. (a)	84,761	4,873,758
SI-BONE, Inc. (a)	264,414	4,502,970
		13,450,724
Health Care Providers & Services 1.5%
AMN Healthcare Services, Inc. (a)	51,992	4,982,913
Hotels, Restaurants & Leisure 1.9%
Hilton Grand Vacations, Inc. (a)	141,305	6,692,205
Household Durables 1.7%
Skyline Champion Corp. (a)	100,842	5,944,636
Insurance 1.5%
Kemper Corp.	86,678	5,090,599
Interactive Media & Services 0.8%
Taboola.com Ltd. (a)	692,912	2,757,790
IT Services 3.4%
I3 Verticals, Inc., Class A (a)	211,976	6,130,346
Shift4 Payments, Inc., Class A (a)	86,850	5,561,874
		11,692,220

	Shares	Value
Common Stocks
Marine 1.9%
Kirby Corp. (a)	93,734	$ 6,634,493
Media 2.3%
Magnite, Inc. (a)	643,426	7,772,586
Metals & Mining 4.6%
Carpenter Technology Corp.	133,166	6,430,586
Materion Corp.	55,357	4,995,969
MP Materials Corp. (a)	134,366	4,368,239
		15,794,794
Oil, Gas & Consumable Fuels 1.4%
PBF Energy, Inc., Class A	114,290	4,799,037
Pharmaceuticals 1.6%
Aclaris Therapeutics, Inc. (a)	188,436	3,184,568
Pacira BioSciences, Inc. (a)	58,499	2,297,256
		5,481,824
Professional Services 1.9%
Insperity, Inc.	59,340	6,560,037
Real Estate Management & Development 2.5%
Marcus & Millichap, Inc.	133,895	4,852,355
Tricon Residential, Inc.	450,178	3,903,043
		8,755,398
Road & Rail 1.6%
Heartland Express, Inc.	321,478	5,407,260
Software 7.1%
Agilysys, Inc. (a)	92,851	7,758,629
Box, Inc., Class A (a)	164,438	5,260,372
Consensus Cloud Solutions, Inc. (a)	99,803	5,865,422
SolarWinds Corp. (a)	544,700	5,534,152
		24,418,575
Specialty Retail 1.6%
Monro, Inc.	111,246	5,662,421
Thrifts & Mortgage Finance 4.1%
Federal Agricultural Mortgage Corp., Class C	38,546	5,125,461
NMI Holdings, Inc., Class A (a)	221,996	5,156,967
WSFS Financial Corp.	75,273	3,636,439
		13,918,867

	Shares	Value
Common Stocks
Trading Companies & Distributors 3.8%
Boise Cascade Co.	87,618	$ 6,568,722
MRC Global, Inc. (a)	481,169	6,543,898
		13,112,620
Total Common Stocks (Cost $313,252,283)		328,492,660
Exchange-Traded Fund 3.8%
iShares Russell 2000 ETF (b)	68,384	13,094,168
Total Exchange-Traded Fund (Cost $12,319,099)		13,094,168

	Number of Warrants
Warrants 0.2%
Energy Equipment & Services 0.2%
Nabors Industries Ltd.
Expires 6/11/26 (a)	20,384	637,000
Total Warrants (Cost $5,001)		637,000

	Shares
Short-Term Investments 3.5%
Affiliated Investment Company 0.7%
MainStay U.S. Government Liquidity Fund, 4.307% (c)	2,394,198	2,394,198
Unaffiliated Investment Company 2.8%
Invesco Government & Agency Portfolio, 4.39% (c)(d)	9,569,928	9,569,928
Total Short-Term Investments (Cost $11,964,126)		11,964,126
Total Investments (Cost $337,540,509)	103.0%	354,187,954
Other Assets, Less Liabilities	(3.0)	(10,344,726)
Net Assets	100.0%	$ 343,843,228

†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $10,832,425; the total market value of collateral held by the Fund was $11,179,624. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $1,609,696. The Fund received cash collateral with a value of $9,569,928.
(c)	Current yield as of January 31, 2023.
(d)	Represents a security purchased with cash collateral received for securities on loan.

Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,059	$ 24,706	$ (26,371)	$ —	$ —	$ 2,394	$ 22	$ —	2,394
Abbreviation(s):
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 328,492,660	$ —	$ —	$ 328,492,660
Exchange-Traded Fund	13,094,168	—	—	13,094,168
Warrants	637,000	—	—	637,000
Short-Term Investments
Affiliated Investment Company	2,394,198	—	—	2,394,198
Unaffiliated Investment Company	9,569,928	—	—	9,569,928
Total Short-Term Investments	11,964,126	—	—	11,964,126
Total Investments in Securities	$ 354,187,954	$ —	$ —	$ 354,187,954

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

MainStay MacKay Total Return Bond Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.6%
Asset-Backed Securities 10.8%
Automobile Asset-Backed Securities 4.3%
American Credit Acceptance Receivables Trust
Series 2022-1, Class D
2.46%, due 3/13/28 (a)	$ 1,885,000	$ 1,749,110
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A
2.02%, due 2/20/27 (a)	1,435,000	1,311,776
CPS Auto Receivables Trust
Series 2021-C, Class E
3.21%, due 9/15/28 (a)	800,000	696,572
Drive Auto Receivables Trust
Series 2021-2, Class D
1.39%, due 3/15/29	1,990,000	1,861,863
Flagship Credit Auto Trust (a)
Series 2020-1, Class E
3.52%, due 6/15/27	1,950,000	1,773,651
Series 2019-2, Class E
4.52%, due 12/15/26	1,910,000	1,797,206
GLS Auto Receivables Issuer Trust (a)
Series 2021-3A, Class C
1.11%, due 9/15/26	2,700,000	2,549,441
Series 2021-2A, Class D
1.42%, due 4/15/27	1,010,000	931,042
Series 2021-4A, Class C
1.94%, due 10/15/27	1,310,000	1,222,670
Series 2020-1A, Class D
3.68%, due 11/16/26	440,000	422,998
Hertz Vehicle Financing III LP (a)
Series 2021-2A, Class B
2.12%, due 12/27/27	1,010,000	888,217
Series 2021-2A, Class D
4.34%, due 12/27/27	2,910,000	2,527,891
Hertz Vehicle Financing LLC (a)
Series 2021-1A, Class B
1.56%, due 12/26/25	870,000	805,736
Series 2021-1A, Class C
2.05%, due 12/26/25	890,000	817,481
JPMorgan Chase Bank NA
Series 2020-1, Class B
0.991%, due 1/25/28 (a)	105,144	103,713
		19,459,367
Other Asset-Backed Securities 6.5%
American Airlines Pass-Through Trust
Series 2019-1, Class AA
3.15%, due 2/15/32	1,166,979	1,015,157
Series 2016-2, Class A
3.65%, due 6/15/28	1,439,000	1,217,206

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
American Airlines Pass-Through Trust
Series 2019-1, Class B
3.85%, due 2/15/28	$ 971,463	$ 859,361
AMSR Trust
Series 2020-SFR4, Class A
1.355%, due 11/17/37 (a)	2,130,000	1,936,402
British Airways Pass-Through Trust
Series 2021-1, Class A
2.90%, due 3/15/35 (a)	1,835,200	1,509,491
CF Hippolyta Issuer LLC (a)
Series 2021-1A, Class A1
1.53%, due 3/15/61	1,985,861	1,750,287
Series 2020-1, Class A1
1.69%, due 7/15/60	1,315,854	1,189,105
Series 2021-1A, Class B1
1.98%, due 3/15/61	1,924,394	1,653,502
CVS Pass-Through Trust
5.789%, due 1/10/26 (a)	23,807	23,845
DB Master Finance LLC (a)
Series 2021-1A, Class A23
2.791%, due 11/20/51	1,910,700	1,582,849
Series 2019-1A, Class A23
4.352%, due 5/20/49	310,568	296,538
FirstKey Homes Trust (a)
Series 2020-SFR2, Class A
1.266%, due 10/19/37	632,442	574,846
Series 2020-SFR1, Class A
1.339%, due 8/17/37	945,496	863,253
Series 2021-SFR1, Class B
1.788%, due 8/17/38	2,030,000	1,802,324
JetBlue Pass-Through Trust
Series 2019-1, Class AA
2.75%, due 5/15/32	2,255,614	1,892,212
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, due 1/15/69 (a)	2,580,000	2,105,577
New Economy Assets Phase 1 Sponsor LLC (a)
Series 2021-1, Class A1
1.91%, due 10/20/61	2,500,000	2,177,170
Series 2021-1, Class B1
2.41%, due 10/20/61	1,240,000	1,035,519
PFS Financing Corp.
Series 2022-D, Class A
4.27%, due 8/15/27 (a)	965,000	954,641
Progress Residential Trust (a)
Series 2021-SFR1, Class B
1.303%, due 4/17/38	800,000	702,193

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Progress Residential Trust (a)
Series 2021-SFR4, Class B
1.808%, due 5/17/38	$ 1,215,000	$ 1,085,432
Taco Bell Funding LLC
Series 2021-1A, Class A23
2.542%, due 8/25/51 (a)	2,410,650	1,945,956
United Airlines Pass-Through Trust
Series 2020-1, Class A
5.875%, due 10/15/27	1,503,785	1,521,657
		29,694,523
Total Asset-Backed Securities (Cost $54,954,582)		49,153,890
Corporate Bonds 39.6%
Agriculture 0.8%
Altria Group, Inc.
2.45%, due 2/4/32	1,850,000	1,445,461
4.80%, due 2/14/29	285,000	281,910
BAT Capital Corp.
3.734%, due 9/25/40	1,500,000	1,086,076
BAT International Finance plc
4.448%, due 3/16/28	945,000	904,456
		3,717,903
Airlines 1.5%
American Airlines, Inc. (a)
5.50%, due 4/20/26	1,445,000	1,416,569
5.75%, due 4/20/29	860,000	831,811
Delta Air Lines, Inc. (a)
4.50%, due 10/20/25	1,021,002	1,008,813
4.75%, due 10/20/28	1,855,000	1,807,347
Mileage Plus Holdings LLC
6.50%, due 6/20/27 (a)	1,620,000	1,636,702
		6,701,242
Auto Manufacturers 2.1%
Ford Motor Credit Co. LLC
2.30%, due 2/10/25	755,000	700,083
4.125%, due 8/17/27	1,445,000	1,332,695
6.95%, due 3/6/26	775,000	792,500
General Motors Co.
5.60%, due 10/15/32	410,000	405,041
General Motors Financial Co., Inc.
2.70%, due 6/10/31	1,600,000	1,289,694
4.30%, due 4/6/29	940,000	878,896
Nissan Motor Acceptance Co. LLC (a)
1.125%, due 9/16/24	1,015,000	940,916

	Principal Amount	Value
Corporate Bonds
Auto Manufacturers
Nissan Motor Acceptance Co. LLC (a)
1.85%, due 9/16/26	$ 2,915,000	$ 2,517,928
Volkswagen Group of America Finance LLC
4.60%, due 6/8/29 (a)	645,000	631,884
		9,489,637
Banks 15.3%
Banco Santander SA
5.294%, due 8/18/27	1,400,000	1,405,602
Bank of America Corp.
2.087%, due 6/14/29 (b)	1,110,000	967,362
2.496%, due 2/13/31 (b)	1,755,000	1,492,848
2.687%, due 4/22/32 (b)	305,000	257,497
3.419%, due 12/20/28 (b)	283,000	264,686
3.593%, due 7/21/28 (b)	1,385,000	1,308,553
3.705%, due 4/24/28 (b)	1,275,000	1,215,766
4.25%, due 10/22/26	1,550,000	1,519,713
Series MM
4.30%, due 1/28/25 (b)(c)	1,045,000	973,156
Barclays plc (c)(d)
4.375% (5 Year Treasury Constant Maturity Rate + 3.41%), due 3/15/28	2,405,000	1,954,852
8.00% (5 Year Treasury Constant Maturity Rate + 5.431%), due 3/15/29	625,000	627,594
BNP Paribas SA (a)(d)
4.625% (5 Year Treasury Constant Maturity Rate + 3.34%), due 2/25/31 (c)	2,135,000	1,746,448
5.125% (1 Year Treasury Constant Maturity Rate + 1.45%), due 1/13/29	1,040,000	1,048,673
7.75% (5 Year Treasury Constant Maturity Rate + 4.899%), due 8/16/29 (c)	640,000	662,400
BPCE SA
5.125%, due 1/18/28 (a)	915,000	921,178
Citigroup, Inc.
2.52%, due 11/3/32 (b)	915,000	749,060
3.887%, due 1/10/28 (b)	2,099,000	2,015,581
Series Y
4.15% (5 Year Treasury Constant Maturity Rate + 3.00%), due 11/15/26 (c)(d)	870,000	774,300
5.30%, due 5/6/44	994,000	976,890
Citizens Bank NA
6.064%, due 10/24/25 (b)	860,000	872,482
Credit Agricole SA
4.75% (5 Year Treasury Constant Maturity Rate + 3.237%), due 3/23/29 (a)(c)(d)	2,030,000	1,726,312
Credit Suisse Group AG
3.091%, due 5/14/32 (a)(b)	2,070,000	1,564,932
Deutsche Bank AG
3.035%, due 5/28/32 (b)	890,000	727,407
5.556% (SOFR + 1.219%), due 11/16/27 (d)	1,515,000	1,429,781
First Horizon Bank
5.75%, due 5/1/30	1,606,000	1,627,026
First Horizon Corp.
4.00%, due 5/26/25	2,320,000	2,267,180

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
1.948%, due 10/21/27 (b)	$ 1,305,000	$ 1,168,144
1.992%, due 1/27/32 (b)	1,460,000	1,168,600
2.615%, due 4/22/32 (b)	1,010,000	843,912
6.75%, due 10/1/37	955,000	1,070,237
HSBC Holdings plc
3.973%, due 5/22/30 (b)	1,265,000	1,166,586
Intesa Sanpaolo SpA
7.00%, due 11/21/25 (a)	435,000	449,214
JPMorgan Chase & Co.
2.182%, due 6/1/28 (b)	1,030,000	923,543
3.782%, due 2/1/28 (b)	1,565,000	1,504,288
4.005%, due 4/23/29 (b)	2,405,000	2,305,830
Series HH
4.60%, due 2/1/25 (b)(c)	687,000	645,780
5.513% (SOFR + 1.18%), due 2/24/28 (d)	1,590,000	1,573,946
Lloyds Banking Group plc
4.582%, due 12/10/25	2,643,000	2,580,208
4.976% (1 Year Treasury Constant Maturity Rate + 2.30%), due 8/11/33 (d)	680,000	664,088
Macquarie Group Ltd.
2.871%, due 1/14/33 (a)(b)	1,770,000	1,431,789
Mizuho Financial Group, Inc.
3.261% (1 Year Treasury Constant Maturity Rate + 1.25%), due 5/22/30 (d)	610,000	551,664
Morgan Stanley
2.484%, due 9/16/36 (b)	2,195,000	1,701,487
2.511%, due 10/20/32 (b)	510,000	421,187
3.591%, due 7/22/28 (b)	1,255,000	1,187,205
5.00%, due 11/24/25	1,940,000	1,950,751
NatWest Group plc
3.073% (1 Year Treasury Constant Maturity Rate + 2.55%), due 5/22/28 (d)	1,985,000	1,834,068
Societe Generale SA (a)(d)
3.337% (1 Year Treasury Constant Maturity Rate + 1.60%), due 1/21/33	1,440,000	1,199,160
4.75% (5 Year Treasury Constant Maturity Rate + 3.931%), due 5/26/26 (c)	1,585,000	1,410,016
5.375% (5 Year Treasury Constant Maturity Rate + 4.514%), due 11/18/30 (c)	1,515,000	1,302,793
SVB Financial Group
Series C
4.00% (5 Year Treasury Constant Maturity Rate + 3.202%), due 5/15/26 (c)(d)	1,285,000	1,028,795
UBS Group AG (a)(d)
4.375% (5 Year Treasury Constant Maturity Rate + 3.313%), due 2/10/31 (c)	1,520,000	1,246,248
4.751% (1 Year Treasury Constant Maturity Rate + 1.75%), due 5/12/28	770,000	756,945
Wachovia Corp.
5.50%, due 8/1/35	735,000	755,409
Wells Fargo & Co. (b)
2.879%, due 10/30/30	1,455,000	1,287,665
3.35%, due 3/2/33	700,000	617,261
3.526%, due 3/24/28	1,430,000	1,359,934
Wells Fargo Bank NA
5.85%, due 2/1/37	335,000	359,799

	Principal Amount	Value
Corporate Bonds
Banks
Westpac Banking Corp.
3.02% (5 Year Treasury Constant Maturity Rate + 1.53%), due 11/18/36 (d)	$ 2,538,000	$ 1,982,635
		69,546,466
Chemicals 0.7%
Braskem Netherlands Finance BV
4.50%, due 1/10/28 (a)	1,135,000	1,073,142
Huntsman International LLC
4.50%, due 5/1/29	1,964,000	1,841,651
		2,914,793
Commercial Services 0.3%
Ashtead Capital, Inc.
4.00%, due 5/1/28 (a)	865,000	813,446
California Institute of Technology
3.65%, due 9/1/19	772,000	549,054
		1,362,500
Computers 1.2%
Dell International LLC
3.375%, due 12/15/41 (a)	1,450,000	1,044,046
4.90%, due 10/1/26	1,912,000	1,901,266
5.30%, due 10/1/29	765,000	772,267
5.75%, due 2/1/33	630,000	629,505
8.10%, due 7/15/36	570,000	667,126
NCR Corp.
5.00%, due 10/1/28 (a)	603,000	531,158
		5,545,368
Diversified Financial Services 3.2%
AerCap Ireland Capital DAC
2.45%, due 10/29/26	2,300,000	2,069,083
Aircastle Ltd.
5.25% (5 Year Treasury Constant Maturity Rate + 4.41%), due 6/15/26 (a)(c)(d)	2,665,000	2,185,300
Ally Financial, Inc.
Series C
4.70% (7 Year Treasury Constant Maturity Rate + 3.481%), due 5/15/28 (c)(d)	1,005,000	771,337
8.00%, due 11/1/31	1,205,000	1,327,123
Aviation Capital Group LLC
1.95%, due 1/30/26 (a)	1,330,000	1,183,055
Avolon Holdings Funding Ltd. (a)
2.125%, due 2/21/26	1,385,000	1,238,960
3.25%, due 2/15/27	1,740,000	1,570,407
Banco BTG Pactual SA
2.75%, due 1/11/26 (a)	1,150,000	1,047,650
Capital One Financial Corp.
5.247%, due 7/26/30 (b)	535,000	526,103
Nomura Holdings, Inc.
5.099%, due 7/3/25	1,415,000	1,410,442

	Principal Amount	Value
Corporate Bonds
Diversified Financial Services
OneMain Finance Corp.
3.50%, due 1/15/27	$ 1,145,000	$ 995,825
		14,325,285
Electric 3.3%
AEP Texas, Inc.
4.70%, due 5/15/32	915,000	911,359
Alabama Power Co.
3.00%, due 3/15/52	1,325,000	945,226
Arizona Public Service Co.
2.20%, due 12/15/31	1,765,000	1,402,235
3.35%, due 5/15/50	1,625,000	1,160,441
Calpine Corp.
5.125%, due 3/15/28 (a)	565,000	511,557
Duke Energy Carolinas LLC
5.35%, due 1/15/53	560,000	591,644
Duquesne Light Holdings, Inc.
3.616%, due 8/1/27 (a)	990,000	904,056
Edison International
Series B
5.00% (5 Year Treasury Constant Maturity Rate + 3.901%), due 12/15/26 (c)(d)	2,440,000	2,169,380
National Rural Utilities Cooperative Finance Corp.
5.80%, due 1/15/33	830,000	894,980
Nevada Power Co.
Series GG
5.90%, due 5/1/53	415,000	473,906
NSTAR Electric Co.
4.95%, due 9/15/52	450,000	461,027
Ohio Power Co.
Series R
2.90%, due 10/1/51	900,000	633,600
Pacific Gas and Electric Co.
3.50%, due 8/1/50	2,235,000	1,508,363
Public Service Co. of Oklahoma
5.25%, due 1/15/33	340,000	352,006
Southern California Edison Co.
4.00%, due 4/1/47	1,235,000	1,036,481
Southwestern Electric Power Co.
3.25%, due 11/1/51	1,060,000	750,569
		14,706,830
Entertainment 0.2%
Warnermedia Holdings, Inc.
4.279%, due 3/15/32 (a)	1,045,000	930,003
Environmental Control 0.1%
Clean Harbors, Inc.
6.375%, due 2/1/31 (a)	500,000	509,350

	Principal Amount	Value
Corporate Bonds
Food 1.1%
JBS USA LUX SA
5.75%, due 4/1/33 (a)	$ 1,395,000	$ 1,367,881
Kraft Heinz Foods Co.
5.00%, due 7/15/35	731,000	732,221
MARB BondCo plc
3.95%, due 1/29/31 (a)(e)	1,520,000	1,197,122
Smithfield Foods, Inc. (a)
4.25%, due 2/1/27	1,190,000	1,114,346
5.20%, due 4/1/29	580,000	541,803
		4,953,373
Gas 0.5%
National Fuel Gas Co.
2.95%, due 3/1/31	1,820,000	1,474,049
Piedmont Natural Gas Co., Inc.
5.05%, due 5/15/52	835,000	807,619
		2,281,668
Home Builders 0.3%
Lennar Corp.
4.75%, due 11/29/27	331,000	326,508
Toll Brothers Finance Corp.
3.80%, due 11/1/29	1,093,000	981,841
		1,308,349
Insurance 0.7%
Athene Global Funding
2.50%, due 3/24/28 (a)	285,000	248,034
Liberty Mutual Group, Inc.
3.951%, due 10/15/50 (a)	1,610,000	1,249,148
Nippon Life Insurance Co.
3.40% (5 Year Treasury Constant Maturity Rate + 2.612%), due 1/23/50 (a)(d)	540,000	478,875
Willis North America, Inc.
2.95%, due 9/15/29	1,165,000	1,030,895
		3,006,952
Internet 0.2%
Expedia Group, Inc.
3.25%, due 2/15/30	1,040,000	914,235
Lodging 0.2%
Las Vegas Sands Corp.
3.20%, due 8/8/24	1,070,000	1,029,748
Media 0.2%
DISH DBS Corp.
5.75%, due 12/1/28 (a)	885,000	724,092

	Principal Amount	Value
Corporate Bonds
Media
Grupo Televisa SAB
5.25%, due 5/24/49	$ 370,000	$ 347,149
		1,071,241
Miscellaneous—Manufacturing 0.3%
Textron Financial Corp.
6.341% (3 Month LIBOR + 1.735%), due 2/15/42 (a)(d)	1,685,000	1,303,769
Oil & Gas 0.6%
Gazprom PJSC Via Gaz Capital SA
4.95%, due 2/6/28 (a)(f)	1,521,000	1,110,330
Marathon Petroleum Corp.
6.50%, due 3/1/41	1,605,000	1,757,866
		2,868,196
Packaging & Containers 0.1%
Berry Global, Inc.
4.875%, due 7/15/26 (a)	2,000	1,948
Owens-Brockway Glass Container, Inc.
6.625%, due 5/13/27 (a)	651,000	638,242
		640,190
Pharmaceuticals 0.5%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, due 10/1/26	2,533,000	2,272,557
Pipelines 3.1%
Cheniere Corpus Christi Holdings LLC
2.742%, due 12/31/39	1,385,000	1,135,119
DT Midstream, Inc.
4.30%, due 4/15/32 (a)	1,125,000	1,033,458
Energy Transfer LP
4.95%, due 6/15/28	582,000	578,685
5.35%, due 5/15/45	940,000	856,378
Enterprise Products Operating LLC
3.95%, due 1/31/60	1,530,000	1,210,177
4.20%, due 1/31/50	380,000	324,161
Flex Intermediate Holdco LLC
3.363%, due 6/30/31 (a)	2,120,000	1,728,678
Hess Midstream Operations LP (a)
4.25%, due 2/15/30	565,000	494,831
5.50%, due 10/15/30	440,000	410,348
5.625%, due 2/15/26	726,000	718,827
Kinder Morgan, Inc.
5.20%, due 6/1/33	625,000	622,802
Sabine Pass Liquefaction LLC
5.875%, due 6/30/26	1,160,000	1,186,178

	Principal Amount	Value
Corporate Bonds
Pipelines
Targa Resources Corp.
4.20%, due 2/1/33	$ 640,000	$ 580,000
Venture Global Calcasieu Pass LLC
6.25%, due 1/15/30 (a)	900,000	916,902
Western Midstream Operating LP
5.50%, due 2/1/50 (g)	1,240,000	1,075,700
Williams Cos., Inc. (The)
3.50%, due 10/15/51	1,400,000	1,033,701
		13,905,945
Real Estate 0.1%
Realogy Group LLC
5.25%, due 4/15/30 (a)	845,000	633,750
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, Inc.
3.375%, due 8/15/31 (e)	1,255,000	1,136,759
Invitation Homes Operating Partnership LP
2.00%, due 8/15/31	1,490,000	1,156,392
Iron Mountain, Inc. (a)
4.875%, due 9/15/29	185,000	167,080
5.25%, due 7/15/30	1,240,000	1,122,125
Office Properties Income Trust
2.40%, due 2/1/27	1,180,000	907,117
		4,489,473
Retail 0.9%
AutoNation, Inc.
4.75%, due 6/1/30	1,720,000	1,613,709
Nordstrom, Inc.
4.25%, due 8/1/31	1,365,000	1,024,992
QVC, Inc.
4.375%, due 9/1/28	1,365,000	880,394
Victoria's Secret & Co.
4.625%, due 7/15/29 (a)	780,000	647,977
		4,167,072
Software 0.1%
Fidelity National Information Services, Inc.
5.10%, due 7/15/32	505,000	506,354
Telecommunications 1.0%
Altice France SA
5.125%, due 7/15/29 (a)	1,340,000	1,051,793
AT&T, Inc.
3.85%, due 6/1/60	1,262,000	957,488
Sprint Spectrum Co. LLC
4.738%, due 3/20/25 (a)	2,112,193	2,095,340

	Principal Amount	Value
Corporate Bonds
Telecommunications
T-Mobile US, Inc.
2.625%, due 2/15/29	$ 450,000	$ 393,300
		4,497,921
Total Corporate Bonds (Cost $201,257,637)		179,600,170
Foreign Government Bonds 2.1%
Chile 0.3%
Empresa Nacional del Petroleo
3.45%, due 9/16/31 (a)	1,615,000	1,376,915
Colombia 0.3%
Colombia Government Bond
3.25%, due 4/22/32	1,485,000	1,092,505
Mexico 1.5%
Comision Federal de Electricidad
3.875%, due 7/26/33 (a)	2,725,000	2,153,123
Mexico Government Bond
3.75%, due 4/19/71	1,630,000	1,092,270
Petroleos Mexicanos
6.50%, due 3/13/27	2,730,000	2,577,085
6.75%, due 9/21/47	1,635,000	1,134,380
		6,956,858
Total Foreign Government Bonds (Cost $11,868,041)		9,426,278
Loan Assignments 0.1%
Diversified/Conglomerate Service 0.1%
TruGreen LP
First Lien Second Refinancing Term Loan
8.57% (1 Month LIBOR + 4.00%), due 11/2/27 (d)	600,901	555,083
Total Loan Assignments (Cost $596,761)		555,083
Mortgage-Backed Securities 27.8%
Agency (Collateralized Mortgage Obligations) 9.7%
FHLMC
REMIC, Series 5021, Class SA
(zero coupon) (SOFR 30A + 3.55%), due 10/25/50 (d)(h)	2,406,825	89,947
REMIC, Series 5200, Class SA
(zero coupon) (SOFR 30A + 3.50%), due 2/25/52 (d)(h)	2,037,471	68,743

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FHLMC
REMIC, Series 4988, Class BA
1.50%, due 6/25/50	$ 360,323	$ 284,485
REMIC, Series 5038, Class KA
1.50%, due 11/25/50	564,570	440,633
REMIC, Series 4994, Class TS
1.594% (1 Month LIBOR + 6.10%), due 7/25/50 (d)(h)	1,704,439	206,265
REMIC, Series 5274
2.50%, due 1/25/51 (h)	3,278,348	517,522
REMIC, Series 4913, Class UA
3.00%, due 3/15/49	1,333,781	1,236,023
REMIC, Series 5070, Class PI
3.00%, due 8/25/50 (h)	1,341,375	212,552
REMIC, Series 5011, Class MI
3.00%, due 9/25/50 (h)	1,457,537	233,821
REMIC, Series 5094, Class IP
3.00%, due 4/25/51 (h)	1,647,195	252,378
REMIC, Series 5160
3.00%, due 10/25/51 (h)	1,367,203	154,621
REMIC, Series 5200, Class FA
4.00% (SOFR 30A + 0.50%), due 2/25/52 (d)	1,074,813	995,782
FHLMC, Strips
Series 311
(zero coupon), due 8/15/43	569,975	438,699
Series 311, Class S1
1.491% (1 Month LIBOR + 5.95%), due 8/15/43 (d)(h)	1,578,460	170,098
Series 389, Class C35
2.00%, due 6/15/52 (h)	2,445,971	314,209
Series 358
3.50%, due 10/15/47 (h)	267,523	42,846
FNMA
REMIC, Series 2022-3, Class YS
(zero coupon) (SOFR 30A + 2.55%), due 2/25/52 (d)(h)	8,511,004	144,683
REMIC, Series 2022-5, Class SN
(zero coupon) (SOFR 30A + 1.80%), due 2/25/52 (d)(h)	1,021,343	4,295
REMIC, Series 2022-10, Class SA
1.44% (SOFR 30A + 5.75%), due 2/25/52 (d)(h)	2,336,660	311,299
REMIC, Series 2021-40, Class SI
1.444% (1 Month LIBOR + 5.95%), due 9/25/47 (d)(h)	1,956,542	209,808
REMIC, Series 2020-47, Class BD
1.50%, due 7/25/50	320,675	253,214
REMIC, Series 2016-57, Class SN
1.544% (1 Month LIBOR + 6.05%), due 6/25/46 (d)(h)	1,611,487	183,475
REMIC, Series 2020-70, Class SD
1.744% (1 Month LIBOR + 6.25%), due 10/25/50 (d)(h)	1,659,941	217,518
REMIC, Series 2020-49, Class PB
1.75%, due 7/25/50	428,457	346,233

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
FNMA
REMIC, Series 2021-10, Class LI
2.50%, due 3/25/51 (h)	$ 715,398	$ 106,852
REMIC, Series 2021-12, Class JI
2.50%, due 3/25/51 (h)	1,053,545	157,712
REMIC, Series 2021-34, Class MI
2.50%, due 3/25/51 (h)	6,550,964	823,606
REMIC, Series 2021-54, Class HI
2.50%, due 6/25/51 (h)	495,337	61,684
REMIC, Series 2013-77, Class CY
3.00%, due 7/25/43	2,104,916	1,945,551
REMIC, Series 2021-53, Class GI
3.00%, due 7/25/48 (h)	7,898,021	1,224,471
REMIC, Series 2019-13, Class PE
3.00%, due 3/25/49	1,233,716	1,132,181
REMIC, Series 2021-85, Class BI
3.00%, due 12/25/51 (h)	3,007,489	458,634
REMIC, Series 2021-12, Class GC
3.50%, due 7/25/50	1,612,164	1,526,792
REMIC, Series 2021-8, Class ID
3.50%, due 3/25/51 (h)	1,881,268	371,771
FNMA, Strips
REMIC, Series 427, Class C77
2.50%, due 9/25/51 (h)	4,010,425	595,124
GNMA
Series 2019-136, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (d)(h)	835,805	14,317
Series 2019-145, Class LS
(zero coupon) (1 Month LIBOR + 2.83%), due 11/20/49 (d)(h)	10,605	125
Series 2020-1, Class YS
(zero coupon) (1 Month LIBOR + 2.83%), due 1/20/50 (d)(h)	2,587,036	36,508
Series 2020-5, Class AS
(zero coupon) (1 Month LIBOR + 2.82%), due 1/20/50 (d)(h)	2,056	19
Series 2020-129, Class SB
(zero coupon) (1 Month LIBOR + 3.20%), due 9/20/50 (d)(h)	3,735,241	62,530
Series 2021-77, Class SN
(zero coupon) (1 Month LIBOR + 2.60%), due 5/20/51 (d)(h)	5,767,693	57,401
Series 2021-97, Class SA
(zero coupon) (SOFR 30A + 2.60%), due 6/20/51 (d)(h)	5,007,779	65,158
Series 2021-158, Class SB
(zero coupon) (SOFR 30A + 3.70%), due 9/20/51 (d)(h)	2,909,841	131,508
Series 2021-213, Class ES
(zero coupon) (SOFR 30A + 1.70%), due 12/20/51 (d)(h)	13,797,214	42,807
Series 2022-19, Class SG
(zero coupon) (SOFR 30A + 2.45%), due 1/20/52 (d)(h)	4,685,515	45,292
Series 2022-6, Class AS
(zero coupon) (SOFR 30A + 3.14%), due 1/20/52 (d)(h)	2,197	36

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2022-24, Class SC
(zero coupon) (SOFR 30A + 2.37%), due 2/20/52 (d)(h)	$ 23,984,529	$ 251,552
Series 2022-34, Class HS
(zero coupon) (SOFR 30A + 4.10%), due 2/20/52 (d)(h)	4,602,465	166,599
Series 2020-97, Class HB
1.00%, due 7/20/50	601,790	470,497
Series 2020-115, Class YA
1.00%, due 8/20/50	1,390,922	1,086,786
Series 2020-129, Class AG
1.00%, due 9/20/50	2,017,422	1,570,297
Series 2020-166, Class CA
1.00%, due 11/20/50	990,821	758,034
Series 2020-146, Class SA
1.814% (1 Month LIBOR + 6.30%), due 10/20/50 (d)(h)	1,924,519	248,543
Series 2021-179, Class SA
1.814% (1 Month LIBOR + 6.30%), due 11/20/50 (d)(h)	2,666,166	358,477
Series 2020-189, Class SU
1.814% (1 Month LIBOR + 6.30%), due 12/20/50 (d)(h)	619,971	81,985
Series 2021-46, Class QS
1.814% (1 Month LIBOR + 6.30%), due 3/20/51 (d)(h)	1,125,831	146,990
Series 2021-57, Class SD
1.814% (1 Month LIBOR + 6.30%), due 3/20/51 (d)(h)	2,720,856	347,243
Series 2021-122, Class HS
1.814% (1 Month LIBOR + 6.30%), due 7/20/51 (d)(h)	1,920,739	264,527
Series 2021-41, Class FS
2.00% (SOFR 30A + 0.20%), due 10/20/50 (d)(h)	2,837,546	287,979
Series 2020-166, Class IC
2.00%, due 11/20/50 (h)	1,307,281	137,684
Series 2021-97, Class IN
2.50%, due 8/20/49 (h)	3,379,387	345,967
Series 2022-1, Class IA
2.50%, due 6/20/50 (h)	487,599	65,292
Series 2021-1, Class PI
2.50%, due 12/20/50 (h)	825,246	106,453
Series 2021-25, Class LI
2.50%, due 2/20/51 (h)	8,325,539	1,040,035
Series 2021-83, Class FM
2.50% (SOFR 30A + 0.51%), due 5/20/51 (d)	2,611,936	2,205,307
Series 2021-188
2.50%, due 10/20/51 (h)	3,022,386	483,589
Series 2022-83
2.50%, due 11/20/51 (h)	2,299,367	305,991
Series 2021-44, Class IQ
3.00%, due 3/20/51 (h)	3,096,225	441,343
Series 2021-97, Class FA
3.00% (SOFR 30A + 0.40%), due 6/20/51 (d)	633,681	551,396

	Principal Amount	Value
Mortgage-Backed Securities
Agency (Collateralized Mortgage Obligations)
GNMA
Series 2021-98, Class IN
3.00%, due 6/20/51 (h)	$ 1,150,757	$ 202,687
Series 2021-98, Class KI
3.00%, due 6/20/51 (h)	6,362,049	933,951
Series 2022-189, Class AT
3.00%, due 7/20/51	1,470,555	1,347,963
Series 2021-136, Class TI
3.00%, due 8/20/51 (h)	1,358,446	192,248
Series 2021-139, Class IA
3.00%, due 8/20/51 (h)	8,040,845	1,280,148
Series 2022-207, Class NA
3.00%, due 1/20/52	4,092,312	3,714,933
Series 2022-206, Class CN
3.00%, due 2/20/52	918,611	834,953
Series 2023-1, Class MA
3.50%, due 5/20/50	1,783,318	1,692,269
Series 2021-96, Class FG
3.50% (SOFR 30A + 0.30%), due 6/20/51 (d)	1,488,812	1,340,936
Series 2021-125, Class AF
3.50% (SOFR 30A + 0.25%), due 7/20/51 (d)	1,420,931	1,284,462
Series 2021-146, Class IN
3.50%, due 8/20/51 (h)	2,371,704	371,999
Series 2022-6, Class CF
3.50% (SOFR 30A + 0.36%), due 1/20/52 (d)	2,197	1,994
Series 2023-1, Class HD
3.50%, due 1/20/52	2,255,000	2,111,429
Series 2022-206, Class WN
4.00%, due 10/20/49	958,149	940,575
		44,162,341
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 9.8%
BAMLL Commercial Mortgage Securities Trust (a)(d)
Series 2022-DKLX, Class D
7.479% (1 Month SOFR + 3.00%), due 1/15/39	400,000	380,264
Series 2022-DKLX, Class F
9.436% (1 Month SOFR + 4.957%), due 1/15/39	800,000	748,929
Bayview Commercial Asset Trust
Series 2006-4A, Class A1
4.851% (1 Month LIBOR + 0.345%), due 12/25/36 (a)(d)	23,100	21,543
BX Commercial Mortgage Trust (a)
Series 2020-VIVA, Class D
3.549%, due 3/11/44 (i)	2,075,000	1,659,826
Series 2021-VOLT, Class C
5.559% (1 Month LIBOR + 1.10%), due 9/15/36 (d)	1,485,000	1,424,128
Series 2021-ACNT, Class D
6.31% (1 Month LIBOR + 1.85%), due 11/15/38 (d)	2,285,000	2,211,009

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
BX Commercial Mortgage Trust (a)
Series 2021-VOLT, Class E
6.459% (1 Month LIBOR + 2.00%), due 9/15/36 (d)	$ 2,400,000	$ 2,306,880
BX Trust (a)
Series 2019-OC11, Class C
3.856%, due 12/9/41	2,209,000	1,903,760
Series 2019-OC11, Class E
3.944%, due 12/9/41 (i)	2,394,000	1,928,130
Series 2023-LIFE, Class A
5.045%, due 2/15/28	450,000	450,000
Series 2021-MFM1, Class A
5.159% (1 Month LIBOR + 0.70%), due 1/15/34 (d)	370,000	362,354
Series 2023-LIFE, Class B
5.391%, due 2/15/28	375,000	375,000
Series 2021-MFM1, Class C
5.659% (1 Month LIBOR + 1.20%), due 1/15/34 (d)	930,000	900,882
Series 2022-PSB, Class D
9.171% (1 Month SOFR + 4.693%), due 8/15/39 (d)	459,682	461,980
BXHPP Trust
Series 2021-FILM, Class B
5.359% (1 Month LIBOR + 0.90%), due 8/15/36 (a)(d)	500,000	466,832
CSMC WEST Trust
Series 2020-WEST, Class A
3.04%, due 2/15/35 (a)	2,060,000	1,672,806
Extended Stay America Trust (a)(d)
Series 2021-ESH, Class B
5.839% (1 Month LIBOR + 1.38%), due 7/15/38	117,143	114,503
Series 2021-ESH, Class C
6.159% (1 Month LIBOR + 1.70%), due 7/15/38	2,215,956	2,163,250
FREMF Mortgage Trust (a)(i)
Series 2019-K99, Class B
3.645%, due 10/25/52	215,000	195,646
Series 2017-K69, Class B
3.727%, due 10/25/49	370,000	346,842
Series 2019-K98, Class C
3.738%, due 10/25/52	1,200,000	1,074,529
Series 2015-K42, Class B
3.849%, due 1/25/48	400,000	388,930
Series 2017-K63, Class C
3.878%, due 2/25/50	1,725,000	1,613,870
Series 2019-K94, Class B
3.966%, due 7/25/52	1,560,000	1,454,149
Series 2019-K94, Class C
3.966%, due 7/25/52	970,000	881,553
Series 2018-K77, Class C
4.161%, due 5/25/51	1,375,000	1,288,485
Series 2018-K76, Class B
4.208%, due 6/25/51	630,000	601,847

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
FREMF Mortgage Trust (a)(i)
Series 2018-K76, Class C
4.208%, due 6/25/51	$ 2,508,000	$ 2,357,010
Series 2018-K86, Class C
4.294%, due 11/25/51	1,105,000	1,037,938
J.P. Morgan Chase Commercial Mortgage Securities Trust (a)
Series 2021-2NU, Class A
1.974%, due 1/5/40	1,400,000	1,152,617
Series 2021-410T, Class A
2.287%, due 3/5/42	2,085,000	1,779,921
Multifamily Connecticut Avenue Securities Trust
Series 2019-01, Class M10
7.756% (1 Month LIBOR + 3.25%), due 10/25/49 (a)(d)	2,003,958	1,896,782
One Bryant Park Trust
Series 2019-OBP, Class A
2.516%, due 9/15/54 (a)	1,165,000	987,176
SLG Office Trust
Series 2021-OVA, Class A
2.585%, due 7/15/41 (a)	925,000	773,381
SMRT
Series 2022-MINI, Class D
6.429% (1 Month SOFR + 1.95%), due 1/15/39 (a)(d)	1,050,000	1,000,043
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class B
3.875%, due 4/10/46 (a)(j)	2,730,000	2,699,788
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A
4.058%, due 8/17/36 (a)(i)	1,505,000	1,374,903
WFRBS Commercial Mortgage Trust
Series 2014-C21, Class AS
3.891%, due 8/15/47	1,815,000	1,744,754
		44,202,240
Whole Loan (Collateralized Mortgage Obligations) 8.3%
CIM Trust
Series 2021-J2, Class AIOS
0.21%, due 4/25/51 (a)(h)(j)	32,473,805	324,420
Connecticut Avenue Securities Trust (a)(d)
Series 2020-R02, Class 2M2
6.506% (1 Month LIBOR + 2.00%), due 1/25/40	293,778	292,745
Series 2022-R04, Class 1M2
7.41% (SOFR 30A + 3.10%), due 3/25/42	900,000	903,350
FHLMC STACR REMIC Trust (a)(d)
Series 2022-DNA1, Class M1B
6.16% (SOFR 30A + 1.85%), due 1/25/42	1,345,000	1,302,673
Series 2020-DNA6, Class M2
6.31% (SOFR 30A + 2.00%), due 12/25/50	440,916	439,815

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
FHLMC STACR REMIC Trust (a)(d)
Series 2021-HQA2, Class M2
6.36% (SOFR 30A + 2.05%), due 12/25/33	$ 1,575,000	$ 1,506,151
Series 2021-HQA1, Class M2
6.56% (SOFR 30A + 2.25%), due 8/25/33	1,925,000	1,871,713
Series 2022-DNA2, Class M1B
6.71% (SOFR 30A + 2.40%), due 2/25/42	265,000	260,217
Series 2022-DNA3, Class M1B
7.21% (SOFR 30A + 2.90%), due 4/25/42	1,255,000	1,259,101
Series 2021-HQA2, Class B1
7.46% (SOFR 30A + 3.15%), due 12/25/33	855,000	741,713
Series 2021-HQA3, Class B1
7.66% (SOFR 30A + 3.35%), due 9/25/41	2,980,000	2,678,985
Series 2021-DNA6, Class B1
7.71% (SOFR 30A + 3.40%), due 10/25/41	375,000	358,125
FHLMC STACR Trust (a)(d)
Series 2018-DNA2, Class B1
8.206% (1 Month LIBOR + 3.70%), due 12/25/30	2,276,414	2,323,792
Series 2019-DNA2, Class B1
8.856% (1 Month LIBOR + 4.35%), due 3/25/49	2,925,000	3,055,981
Series 2019-DNA1, Class B1
9.156% (1 Month LIBOR + 4.65%), due 1/25/49	1,585,000	1,682,047
FHLMC Structured Agency Credit Risk Debt Notes (d)
Series 2018-HQA1, Class M2
6.806% (1 Month LIBOR + 2.30%), due 9/25/30	680,676	685,775
Series 2018-DNA1, Class B1
7.656% (1 Month LIBOR + 3.15%), due 7/25/30	900,000	905,649
FNMA (d)
Series 2018-C01, Class 1B1
8.056% (1 Month LIBOR + 3.55%), due 7/25/30	2,730,000	2,800,529
Series 2017-C05, Class 1B1
8.106% (1 Month LIBOR + 3.60%), due 1/25/30	471,000	482,253
Series 2017-C07, Class 1B1
8.506% (1 Month LIBOR + 4.00%), due 5/25/30	860,000	890,079
Series 2017-C03, Class 1B1
9.356% (1 Month LIBOR + 4.85%), due 10/25/29	910,000	969,851
Series 2017-C01, Class 1B1
10.256% (1 Month LIBOR + 5.75%), due 7/25/29	220,000	241,005
J.P. Morgan Mortgage Trust (a)(j)
Series 2021-LTV2, Class A1
2.519%, due 5/25/52	827,573	691,121
Series 2022-INV3, Class A3B
3.00%, due 9/25/52	1,074,126	931,511
New Residential Mortgage Loan Trust (a)
Series 2019-5A, Class B7
4.343%, due 8/25/59 (i)	4,593,150	2,767,261
Series 2019-4A, Class B6
4.656%, due 12/25/58 (j)	4,197,042	2,602,404

	Principal Amount	Value
Mortgage-Backed Securities
Whole Loan (Collateralized Mortgage Obligations)
New Residential Mortgage Loan Trust (a)
Series 2019-2A, Class B6
4.88%, due 12/25/57 (j)	$ 1,593,423	$ 1,035,122
STACR Trust (a)(d)
Series 2018-HRP2, Class M3
6.906% (1 Month LIBOR + 2.40%), due 2/25/47	1,301,521	1,308,029
Series 2018-HRP2, Class B1
8.706% (1 Month LIBOR + 4.20%), due 2/25/47	2,290,000	2,366,972
		37,678,389
Total Mortgage-Backed Securities (Cost $132,731,092)		126,042,970
U.S. Government & Federal Agencies 17.2%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 1.5%
FHLMC Gold Pools, 30 Year
3.50%, due 1/1/44	871,730	842,252
3.50%, due 11/1/45	866,653	836,353
3.50%, due 3/1/46	1,576,703	1,523,380
4.00%, due 10/1/48	703,816	691,423
6.50%, due 4/1/37	33,085	35,457
FHLMC Gold Pools, Other
4.00%, due 6/1/42	968,995	956,019
UMBS Pool, 30 Year
3.50%, due 7/1/52	1,938,570	1,818,268
		6,703,152
Federal National Mortgage Association (Mortgage Pass-Through Securities) 4.1%
FNMA, Other
4.00%, due 3/1/42	535,655	526,612
4.00%, due 1/1/43	1,008,419	993,846
6.00%, due 4/1/37	4,527	4,656
UMBS, 30 Year
2.50%, due 8/1/50	412,679	365,183
3.00%, due 12/1/47	171,251	158,780
3.00%, due 2/1/52	919,945	837,306
3.00%, due 3/1/52	1,186,490	1,078,755
3.00%, due 3/1/52	1,471,706	1,338,072
3.50%, due 12/1/44	715,285	689,868
3.50%, due 9/1/52	459,038	430,740
4.00%, due 6/1/52	1,939,990	1,874,080
4.00%, due 6/1/52	2,240,358	2,164,935
4.00%, due 7/1/52	1,151,533	1,112,410
5.00%, due 11/1/52	5,027,685	5,046,817
5.50%, due 7/1/41	1,195,974	1,250,811
6.00%, due 7/1/39	240,442	251,902
6.50%, due 10/1/39	244,700	257,371
		18,382,144

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Bonds 9.5%
U.S. Treasury Bonds
4.00%, due 11/15/42	$ 19,830,000	$ 20,493,065
4.00%, due 11/15/52	21,205,000	22,676,097
		43,169,162
United States Treasury Inflation - Indexed Notes 0.1%
U.S. Treasury Inflation Linked Notes (k)
0.125%, due 1/15/30	156,212	143,868
0.875%, due 1/15/29	371,398	361,427
		505,295
United States Treasury Notes 2.0%
U.S. Treasury Notes
3.50%, due 1/31/28	2,105,000	2,095,626
3.50%, due 1/31/30	3,075,000	3,063,949
4.125%, due 11/15/32	3,835,000	4,034,540
		9,194,115
Total U.S. Government & Federal Agencies (Cost $76,385,784)		77,953,868
Total Long-Term Bonds (Cost $477,793,897)		442,732,259

	Shares
Common Stocks 0.0% ‡
Commercial Services & Supplies 0.0% ‡
Quad/Graphics, Inc. (l)	1	5
Total Common Stocks (Cost $0)		5
Short-Term Investments 1.4%
Affiliated Investment Company 1.3%
MainStay U.S. Government Liquidity Fund, 4.307% (m)	5,927,120	5,927,120
Unaffiliated Investment Company 0.1%
Invesco Government & Agency Portfolio, 4.39% (m)(n)	348,500	348,500
Total Short-Term Investments (Cost $6,275,620)		6,275,620
Total Investments (Cost $484,069,517)	99.0%	449,007,884
Other Assets, Less Liabilities	1.0	4,475,155
Net Assets	100.0%	$ 453,483,039

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2023.
(c)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating rate—Rate shown was the rate in effect as of January 31, 2023.
(e)	All or a portion of this security was held on loan. As of January 31, 2023, the aggregate market value of securities on loan was $338,673. The Fund received cash collateral with a value of $348,500.
(f)	Illiquid security—As of January 31, 2023, the total market value deemed illiquid under procedures approved by the Board of Trustees was $1,110,330, which represented 0.2% of the Fund’s net assets.
(g)	Step coupon—Rate shown was the rate in effect as of January 31, 2023.
(h)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(i)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2023.
(j)	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. Rate shown was the rate in effect as of January 31, 2023.
(k)	Treasury Inflation Protected Security—Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(l)	Non-income producing security.
(m)	Current yield as of January 31, 2023.
(n)	Represents a security purchased with cash collateral received for securities on loan.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 8,162	$ 38,390	$ (40,625)	$ —	$ —	$ 5,927	$ 57	$ —	5,927
Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	247	March 2023	$ 50,597,257	$ 50,795,164	$ 197,907
U.S. Treasury 5 Year Notes	195	March 2023	21,191,013	21,302,227	111,214
U.S. Treasury 10 Year Notes	331	March 2023	37,296,543	37,904,672	608,129
U.S. Treasury 10 Year Ultra Bonds	138	March 2023	16,337,339	16,726,031	388,692
U.S. Treasury Long Bonds	42	March 2023	5,257,565	5,454,750	197,185
Total Long Contracts					1,503,127

Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Short Contracts
U.S. Treasury Ultra Bonds	(45)	March 2023	$ (6,022,017)	$ (6,378,750)	$ (356,733)
Net Unrealized Appreciation					$ 1,146,394

1.	As of January 31, 2023, cash in the amount of $1,511,725 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Multifamily
GNMA—Government National Mortgage Association
LIBOR—London Interbank Offered Rate
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 49,153,890	$ —	$ 49,153,890
Corporate Bonds	—	179,600,170	—	179,600,170
Foreign Government Bonds	—	9,426,278	—	9,426,278
Loan Assignments	—	555,083	—	555,083
Mortgage-Backed Securities	—	126,042,970	—	126,042,970
U.S. Government & Federal Agencies	—	77,953,868	—	77,953,868
Total Long-Term Bonds	—	442,732,259	—	442,732,259
Common Stocks	5	—	—	5
Short-Term Investments
Affiliated Investment Company	5,927,120	—	—	5,927,120
Unaffiliated Investment Company	348,500	—	—	348,500
Total Short-Term Investments	6,275,620	—	—	6,275,620
Total Investments in Securities	6,275,625	442,732,259	—	449,007,884
Other Financial Instruments
Futures Contracts (b)	1,503,127	—	—	1,503,127
Total Investments in Securities and Other Financial Instruments	$ 7,778,752	$ 442,732,259	$ —	$ 450,511,011
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (356,733)	$ —	$ —	$ (356,733)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Moderate Allocation Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Shares	Value
Affiliated Investment Companies 89.5%
Equity Funds 57.2%
IQ 500 International ETF (a)	636,938	$ 19,576,799
IQ Candriam ESG International Equity ETF (a)	734,912	19,747,085
IQ Candriam ESG U.S. Large Cap Equity ETF (a)	1,265,744	43,619,184
IQ Chaikin U.S. Large Cap ETF (a)	1,061,027	35,131,134
IQ Chaikin U.S. Small Cap ETF (a)	624,756	21,612,747
IQ FTSE International Equity Currency Neutral ETF (a)	683,762	15,835,244
IQ Winslow Large Cap Growth ETF (a)	127,854	3,483,868
MainStay Candriam Emerging Markets Equity Fund Class R6 (a)	2,080,528	19,726,316
MainStay Epoch Capital Growth Fund Class I (a)	239,566	2,797,793
MainStay Epoch International Choice Fund Class I (a)	391,406	14,612,247
MainStay Epoch U.S. Equity Yield Fund Class R6 (a)	1,765,754	34,702,357
MainStay MacKay International Equity Fund Class R6 (a)	892,549	14,392,351
MainStay S&P 500 Index Fund Class I	250,768	11,929,733
MainStay Winslow Large Cap Growth Fund Class R6	4,405,487	39,347,604
MainStay WMC Enduring Capital Fund Class R6 (a)	1,085,057	34,028,895
MainStay WMC Growth Fund Class R6 (a)	1,330,067	44,144,266
MainStay WMC International Research Equity Fund Class I (a)	2,021,943	14,277,341
MainStay WMC Small Companies Fund Class I (a)	1,011,204	23,210,367
MainStay WMC Value Fund Class R6 (a)	1,137,093	34,077,874
Total Equity Funds (Cost $397,667,871)		446,253,205
Fixed Income Funds 32.3%
IQ MacKay ESG Core Plus Bond ETF (a)	4,080,410	87,545,605
MainStay Floating Rate Fund Class R6 (a)	4,330,936	38,048,571
MainStay MacKay High Yield Corporate Bond Fund Class R6	3,485,939	17,495,581
MainStay MacKay Short Duration High Yield Fund Class I	2,198,270	20,419,949
MainStay MacKay Total Return Bond Fund Class R6 (a)	9,634,533	88,364,083
Total Fixed Income Funds (Cost $268,057,586)		251,873,789
Total Affiliated Investment Companies (Cost $665,725,457)		698,126,994
Short-Term Investment 10.2%
Affiliated Investment Company 10.2%
MainStay U.S. Government Liquidity Fund, 4.307% (a)(b)	79,317,347	79,317,347
Total Short-Term Investment (Cost $79,317,347)	10.2%	79,317,347
Total Investments (Cost $745,042,804)	99.7%	777,444,341
Other Assets, Less Liabilities	0.3	1,993,729
Net Assets	100.0%	$ 779,438,070

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2023, the Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Current yield as of January 31, 2023.
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
IQ 500 International ETF	$ 18,459	$ —	$ (2,155)	$ 9	$ 3,264	$ 19,577	$ 221	$ —	637
IQ Candriam ESG International Equity ETF	18,290	—	(2,030)	(190)	3,677	19,747	81	—	735
IQ Candriam ESG U.S. Large Cap Equity ETF	40,833	925	(229)	(13)	2,103	43,619	168	—	1,266
IQ Chaikin U.S. Large Cap ETF	33,636	—	(557)	(50)	2,102	35,131	116	—	1,061
IQ Chaikin U.S. Small Cap ETF	19,364	1,471	(446)	(3)	1,227	21,613	84	—	625
IQ FTSE International Equity Currency Neutral ETF	14,832	—	(960)	47	1,916	15,835	59	276	684
IQ MacKay ESG Core Plus Bond ETF	81,518	3,866	(2,771)	(400)	5,333	87,546	862	—	4,080
IQ Winslow Large Cap Growth ETF	2,048	1,236	—	—	200	3,484	1	—	128
MainStay Candriam Emerging Markets Equity Fund Class R6	17,194	467	(458)	(200)	2,723	19,726	208	—	2,081
MainStay Epoch Capital Growth Fund Class I	2,620	38	(153)	(31)	324	2,798	12	27	240
MainStay Epoch International Choice Fund Class I	13,434	179	(1,486)	36	2,449	14,612	178	—	391
MainStay Epoch U.S. Equity Yield Fund Class R6	34,910	747	(2,162)	(37)	1,244	34,702	234	513	1,766
MainStay Floating Rate Fund Class R6	36,091	1,900	(952)	(49)	1,059	38,049	704	—	4,331
MainStay MacKay High Yield Corporate Bond Fund Class R6	16,707	623	(361)	(47)	574	17,496	245	—	3,486
MainStay MacKay International Equity Fund Class R6	12,908	75	(532)	(218)	2,159	14,392	75	—	893
MainStay MacKay Short Duration High Yield Fund Class I	19,637	849	(499)	(29)	462	20,420	279	—	2,198
MainStay MacKay Total Return Bond Fund Class R6	81,542	4,371	(3,436)	(705)	6,592	88,364	922	—	9,635
MainStay S&P 500 Index Fund Class I	11,189	1,155	(7)	—	(407)	11,930	157	890	251
MainStay U.S. Government Liquidity Fund	78,208	20,269	(19,160)	—	—	79,317	727	—	79,317
MainStay Winslow Large Cap Growth Fund Class R6	37,582	4,333	(935)	(475)	(1,157)	39,348	88	4,202	4,405
MainStay WMC Enduring Capital Fund Class R6	31,970	1,346	(499)	(44)	1,256	34,029	188	1,158	1,085
MainStay WMC Growth Fund Class R6	39,737	1,893	(93)	(77)	2,684	44,144	—	—	1,330
MainStay WMC International Research Equity Fund Class I	13,180	278	(1,565)	(224)	2,608	14,277	278	—	2,022
MainStay WMC Small Companies Fund Class I	20,587	2,012	—	—	611	23,210	450	—	1,011
MainStay WMC Value Fund Class R6	33,414	1,953	(1,119)	17	(187)	34,078	551	1,247	1,137
	$729,890	$49,986	$(42,565)	$(2,683)	$42,816	$777,444	$6,888	$8,313
Swap Contracts
Open OTC total return equity swap contracts as of January 31, 2023 were as follows1:
Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	Invesco S&P 500 Low Volatility ETF	1 day FEDF plus 0.45%	12/4/23	Daily	11,239	$ —
Citibank NA	iShares MSCI EAFE ETF	1 day FEDF minus 1.25%	12/4/23	Daily	(16,062)	—
Citibank NA	iShares MSCI Emerging Markets ETF	1 day FEDF minus 0.50%	12/4/23	Daily	(15,701)	—
Citibank NA	Portfolio Swap S&P Midcap 400 TRI	1 day FEDF plus 0.30%	12/4/23	Daily	23,492	—
Citibank NA	Russell 1000 Growth Total Return Index	1 day FEDF minus 0.20%	12/4/23	Daily	(11,881)	—
Citibank NA	S&P 500 Health Care Sector	1 day FEDF plus 0.45%	12/4/23	Daily	10,983	—
Citibank NA	S&P 500 Total Return Index	1 day FEDF plus 0.07%	12/4/23	Daily	(32,099)	—

Swap Counterparty	Reference Obligation	Floating Rate[2]	Termination Date(s)	Payment Frequency Paid/ Received	Notional Amount Long/ (Short) (000)[3]	Unrealized Appreciation/ (Depreciation)[4]
Citibank NA	S&P 600 Total Return	1 day FEDF plus 0.40%	12/4/23	Daily	39,382	$ —
Citibank NA	SPDR S&P Oil & Gas Exploration & Production ETF	1 day FEDF plus 0.40%	12/4/23	Daily	8,086	—
Citibank NA	VanEck Gold Miners ETF	1 day FEDF plus 0.55%	12/4/23	Daily	4,123	—
Citibank NA	VanEck Oil Services ETF	1 day FEDF plus 0.40%	12/4/23	Daily	4,451	—
Citibank NA	Vanguard FTSE Europe ETF	1 day FEDF minus 5.00%	12/4/23	Daily	(8,152)	—
						$ —

1.	As of January 31, 2023, cash in the amount $1,000,000 was pledged to brokers for OTC swap contracts.
2.	Fund pays the floating rate and receives the total return of the reference entity.
3.	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.
4.	Reflects the value at reset date as of January 31, 2023.

Abbreviation(s):
EAFE—Europe, Australasia and Far East
ETF—Exchange-Traded Fund
FTSE—Financial Times Stock Exchange
MSCI—Morgan Stanley Capital International
SPDR—Standard & Poor’s Depositary Receipt
TRI—Total Return Index
The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Affiliated Investment Companies
Equity Funds	$ 446,253,205	$ —	$ —	$ 446,253,205
Fixed Income Funds	251,873,789	—	—	251,873,789
Total Affiliated Investment Companies	698,126,994	—	—	698,126,994
Short-Term Investment
Affiliated Investment Company	79,317,347	—	—	79,317,347
Total Investments in Securities	$ 777,444,341	$ —	$ —	$ 777,444,341

(a)	For a complete listing of investments, see the Portfolio of Investments.

MainStay Short Term Bond Fund
Portfolio of Investments January 31, 2023† (Unaudited)
	Principal Amount	Value
Long-Term Bonds 97.8%
Asset-Backed Securities 13.4%
Automobile Asset-Backed Securities 3.9%
Avis Budget Rental Car Funding AESOP LLC (a)
Series 2017-2A, Class A
2.97%, due 3/20/24	$ 250,000	$ 249,462
Series 2018-1A, Class A
3.70%, due 9/20/24	750,000	743,741
Carvana Auto Receivables Trust
Series 2022-P3, Class A3
4.61%, due 11/10/27	500,000	489,849
Ford Credit Auto Owner Trust
Series 2018-2, Class A
3.47%, due 1/15/30 (a)	1,000,000	991,980
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A
3.06%, due 4/15/26	750,000	732,513
Hertz Vehicle Financing III LLC
Series 2022-3A, Class A
3.37%, due 3/25/25 (a)	750,000	733,727
		3,941,272
Other Asset-Backed Securities 9.5%
Amur Equipment Finance Receivables XI LLC
Series 2022-2A, Class A2
5.30%, due 6/21/28 (a)	214,000	212,786
Apidos CLO XXX
Series XXXA, Class A2
6.395% (3 Month LIBOR + 1.60%), due 10/18/31 (a)(b)	500,000	488,249
ARES XXXVIII CLO Ltd.
Series 2015-38A, Class BR
6.208% (3 Month LIBOR + 1.40%), due 4/20/30 (a)(b)	500,000	483,198
Ballyrock CLO 23 Ltd.
Series 2023-23A, Class A1
6.971% (3 Month SOFR + 1.98%), due 4/25/36 (a)(b)(c)	500,000	500,000
Benefit Street Partners CLO Ltd.
Series 2023-30A, Class A
6.805% (3 Month SOFR + 2.10%), due 4/25/36 (a)(b)(c)	400,000	400,000
College Avenue Student Loans LLC (a)
Series 2021-A, Class A2
1.60%, due 7/25/51	295,054	258,231
Series 2021-B, Class A2
1.76%, due 6/25/52	250,378	215,791
Cook Park CLO Ltd.
Series 2018-1A, Class B
6.192% (3 Month LIBOR + 1.40%), due 4/17/30 (a)(b)	500,000	486,009
EDvestinU Private Education Loan Issue No. 3 LLC
Series 2021-A, Class A
1.80%, due 11/25/45 (a)	339,405	295,725

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
HINNT LLC
Series 2022-A, Class A
4.25%, due 5/15/41 (a)	$ 365,545	$ 356,385
Marlin Receivables LLC
Series 2022-1A, Class A2
4.53%, due 9/20/25 (a)	300,000	296,351
MVW Owner Trust
Series 2017-1A, Class A
2.42%, due 12/20/34 (a)	24,611	24,126
Neuberger Berman CLO XIV Ltd.
Series 2013-14A, Class BR2
6.302% (3 Month LIBOR + 1.50%), due 1/28/30 (a)(b)	500,000	488,490
NMEF Funding LLC
Series 2022-B, Class A2
6.07%, due 6/15/29 (a)	233,000	233,938
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1
1.85%, due 11/20/50 (a)	306,947	277,397
Palmer Square CLO Ltd.
Series 2015-2A, Class A2R2
6.358% (3 Month LIBOR + 1.55%), due 7/20/30 (a)(b)	500,000	489,489
Romark CLO IV Ltd.
Series 2021-4A, Class A1
5.98% (3 Month LIBOR + 1.17%), due 7/10/34 (a)(b)	500,000	492,778
Sixth Street CLO XVI Ltd.
Series 2020-16A, Class A1A
6.128% (3 Month LIBOR + 1.32%), due 10/20/32 (a)(b)	1,000,000	996,102
Tribute Rail LLC
Series 2022-1, Class A
4.76%, due 5/17/52 (a)	488,892	474,224
Vantage Data Centers Issuer LLC
Series 2020-1A, Class A2
1.645%, due 9/15/45 (a)	350,000	314,088
Vibrant CLO X Ltd.
Series 2018-10A, Class A1
6.008% (3 Month LIBOR + 1.20%), due 10/20/31 (a)(b)	500,000	491,030
Voya CLO Ltd. (a)(b)
Series 2021-2A, Class A
5.958% (3 Month LIBOR + 1.15%), due 10/20/34	500,000	491,023
Series 2019-1A, Class BR
6.342% (3 Month LIBOR + 1.55%), due 4/15/31	500,000	483,108
Series 2022-4A, Class A
6.342% (3 Month SOFR + 2.15%), due 10/20/33	250,000	250,188

	Principal Amount	Value
Asset-Backed Securities
Other Asset-Backed Securities
Voya CLO Ltd. (a)(b)
Series 2022-4A, Class B
7.492% (3 Month SOFR + 3.30%), due 10/20/33	$ 250,000	$ 249,308
		9,748,014
Total Asset-Backed Securities (Cost $14,009,327)		13,689,286
Corporate Bonds 35.1%
Aerospace & Defense 0.3%
L3Harris Technologies, Inc.
2.90%, due 12/15/29	375,000	333,709
Auto Manufacturers 2.0%
American Honda Finance Corp.
0.55%, due 7/12/24	700,000	658,981
Daimler Truck Finance North America LLC
5.15%, due 1/16/26 (a)	150,000	150,866
Ford Motor Credit Co. LLC
3.664%, due 9/8/24	600,000	577,525
General Motors Financial Co., Inc.
6.00%, due 1/9/28	345,000	355,060
6.05%, due 10/10/25	325,000	331,108
		2,073,540
Banks 16.7%
Bank of America Corp.
4.20%, due 8/26/24	700,000	692,319
5.08%, due 1/20/27 (d)	875,000	878,216
Bank of New York Mellon Corp. (The)
4.543%, due 2/1/29 (d)	375,000	374,701
Bank of New Zealand
4.846%, due 2/7/28 (a)	450,000	452,376
Barclays plc
7.385% (1 Year Treasury Constant Maturity Rate + 3.30%), due 11/2/28 (b)	345,000	374,188
Citigroup, Inc.
5.61%, due 9/29/26 (d)	320,000	325,138
Citizens Bank NA
6.064%, due 10/24/25 (d)	500,000	507,257
Cooperatieve Rabobank UA
4.655% (1 Year Treasury Constant Maturity Rate + 1.75%), due 8/22/28 (a)(b)	310,000	306,945
Credit Suisse AG
7.95%, due 1/9/25	770,000	788,753
Danske Bank A/S
6.466% (1 Year Treasury Constant Maturity Rate + 2.10%), due 1/9/26 (a)(b)	1,055,000	1,071,161
Deutsche Bank AG
6.119%, due 7/14/26 (d)	1,070,000	1,081,780

	Principal Amount	Value
Corporate Bonds
Banks
Goldman Sachs Group, Inc. (The)
5.70%, due 11/1/24	$ 455,000	$ 461,669
HSBC Holdings plc
7.336%, due 11/3/26 (d)	655,000	691,352
Huntington National Bank (The)
4.008%, due 5/16/25 (d)	325,000	320,003
JPMorgan Chase & Co. (d)
1.561%, due 12/10/25	600,000	562,012
4.323%, due 4/26/28	395,000	387,142
5.546%, due 12/15/25	320,000	322,582
KeyBank NA
4.70%, due 1/26/26	250,000	250,305
Lloyds Banking Group plc
3.75%, due 1/11/27	435,000	414,335
Manufacturers & Traders Trust Co.
4.70%, due 1/27/28	445,000	443,864
Mitsubishi UFJ Financial Group, Inc.
5.354% (1 Year Treasury Constant Maturity Rate + 1.90%), due 9/13/28 (b)	205,000	208,011
Morgan Stanley (d)
4.679%, due 7/17/26	290,000	287,576
5.05%, due 1/28/27	1,145,000	1,148,976
6.138%, due 10/16/26	640,000	659,304
NatWest Markets plc
3.479%, due 3/22/25 (a)	1,010,000	975,140
PNC Financial Services Group, Inc. (The)
4.758%, due 1/26/27 (d)	220,000	220,359
Royal Bank of Canada
5.66%, due 10/25/24	360,000	366,034
Societe Generale SA
6.446% (1 Year Treasury Constant Maturity Rate + 2.55%), due 1/10/29 (a)(b)	345,000	357,875
State Street Corp.
4.857%, due 1/26/26 (d)	150,000	150,549
Swedbank AB
5.337%, due 9/20/27 (a)	290,000	293,459
Toronto-Dominion Bank (The)
4.285%, due 9/13/24	295,000	292,585
Truist Financial Corp.
4.873%, due 1/26/29 (d)	180,000	181,017
U.S. Bancorp
4.653%, due 2/1/29 (d)	500,000	499,575
UBS Group AG
5.711% (1 Year Treasury Constant Maturity Rate + 1.55%), due 1/12/27 (a)(b)	465,000	470,975
Wells Fargo & Co.
4.54%, due 8/15/26 (d)	285,000	282,243
		17,099,776

	Principal Amount	Value
Corporate Bonds
Commercial Services 0.2%
PayPal Holdings, Inc.
3.90%, due 6/1/27	$ 195,000	$ 191,758
Computers 0.4%
Dell International LLC
5.25%, due 2/1/28	440,000	443,673
Diversified Financial Services 4.2%
AerCap Ireland Capital DAC
1.65%, due 10/29/24	890,000	832,631
Air Lease Corp.
0.80%, due 8/18/24	650,000	605,607
American Express Co.
3.95%, due 8/1/25	800,000	787,715
Blackstone Holdings Finance Co. LLC
5.90%, due 11/3/27 (a)	305,000	317,519
Capital One Financial Corp. (d)
4.166%, due 5/9/25	500,000	491,853
4.985%, due 7/24/26	290,000	287,429
Intercontinental Exchange, Inc.
3.65%, due 5/23/25	670,000	659,821
4.00%, due 9/15/27	350,000	345,373
		4,327,948
Electric 5.6%
Duke Energy Corp.
2.45%, due 6/1/30	210,000	179,634
Enel Finance America LLC
7.10%, due 10/14/27 (a)	200,000	214,354
Eversource Energy
Series T
4.588% (SOFR + 0.25%), due 8/15/23 (b)	750,000	748,395
NextEra Energy Capital Holdings, Inc.
4.743% (SOFR + 0.40%), due 11/3/23 (b)	1,000,000	998,600
OGE Energy Corp.
0.703%, due 5/26/23	1,000,000	986,402
Pacific Gas and Electric Co.
3.25%, due 2/16/24	695,000	682,173
4.20%, due 3/1/29	161,000	148,923
5.45%, due 6/15/27	190,000	190,762
Southern California Edison Co.
1.10%, due 4/1/24	333,000	318,093
Series 20C
1.20%, due 2/1/26	240,000	215,827
5.85%, due 11/1/27	360,000	378,943
Southern Co. (The)
5.15%, due 10/6/25	240,000	242,536

	Principal Amount	Value
Corporate Bonds
Electric
Virginia Electric and Power Co.
Series B
3.75%, due 5/15/27	$ 410,000	$ 399,772
		5,704,414
Entertainment 0.7%
Warnermedia Holdings, Inc. (a)
3.428%, due 3/15/24	600,000	587,241
3.755%, due 3/15/27	160,000	149,955
		737,196
Food 0.2%
Nestle Holdings, Inc.
4.25%, due 10/1/29 (a)	150,000	151,312
Gas 0.4%
CenterPoint Energy Resources Corp.
0.70%, due 3/2/23	375,000	373,831
Healthcare-Products 0.3%
GE HealthCare Technologies, Inc.
5.55%, due 11/15/24 (a)	333,000	335,846
Insurance 0.2%
Corebridge Financial, Inc.
3.50%, due 4/4/25 (a)	200,000	193,289
Investment Companies 0.2%
Blackstone Private Credit Fund
7.05%, due 9/29/25 (a)	210,000	212,934
Iron & Steel 0.1%
Steel Dynamics, Inc.
2.40%, due 6/15/25	125,000	117,667
Media 0.4%
Discovery Communications LLC
3.80%, due 3/13/24	420,000	412,826
Pipelines 2.3%
Energy Transfer LP
5.55%, due 2/15/28	325,000	330,275
Kinder Morgan Energy Partners LP
4.15%, due 2/1/24	445,000	440,747
ONEOK, Inc.
5.85%, due 1/15/26	335,000	343,251

	Principal Amount	Value
Corporate Bonds
Pipelines
Plains All American Pipeline LP
3.85%, due 10/15/23	$ 600,000	$ 593,975
4.50%, due 12/15/26	600,000	585,724
		2,293,972
Real Estate Investment Trusts 0.3%
Realty Income Corp.
5.05%, due 1/13/26	340,000	340,934
Software 0.6%
Oracle Corp.
2.30%, due 3/25/28	180,000	160,748
5.80%, due 11/10/25	460,000	472,862
		633,610
Total Corporate Bonds (Cost $36,078,166)		35,978,235
Foreign Government Bond 0.3%
Supranational 0.3%
International Bank for Reconstruction & Development
0.85%, due 2/10/27	375,000	331,402
Total Foreign Government Bond (Cost $375,000)		331,402
Mortgage-Backed Securities 4.0%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 3.3%
BWAY Mortgage Trust
Series 2013-1515, Class A2
3.454%, due 3/10/33 (a)	500,000	469,074
Commercial Mortgage Trust
Series 2013-SFS, Class A2
2.987%, due 4/12/35 (a)(e)	1,100,000	1,089,354
FHLMC, Multifamily Structured Pass-Through Certificates (e)(f)
Series K120, Class X1
1.038%, due 10/25/30	2,343	142
Series K112, Class X1
1.434%, due 5/25/30	3,617,634	295,911
Series K108, Class X1
1.691%, due 3/25/30	5,796,176	547,861
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A1
3.087%, due 3/5/37 (a)	500,000	466,903

	Principal Amount	Value
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
Queens Center Mortgage Trust
Series 2013-QCA, Class A
3.275%, due 1/11/37 (a)	$ 500,000	$ 465,195
		3,334,440
Whole Loan (Collateralized Mortgage Obligations) 0.7%
GCAT Trust (a)(g)
Series 2022-NQM4, Class A1
5.269%, due 8/25/67	387,499	384,832
Series 2023-NQM2, Class A1
5.837%, due 11/25/67 (c)	350,000	349,956
New Residential Mortgage Loan Trust
Series 2022-NQM4, Class A1
5.00%, due 6/25/62 (a)(g)	1,829	1,814
		736,602
Total Mortgage-Backed Securities (Cost $4,321,807)		4,071,042
U.S. Government & Federal Agencies 45.0%
Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 4.1%
FHLB
4.00%, due 5/26/27	650,000	634,559
4.50%, due 7/26/27	600,000	590,790
4.70%, due 6/30/27	650,000	642,287
5.00%, due 9/14/27	400,000	396,330
FHLMC
4.00%, due 5/27/27	350,000	341,652
4.05%, due 7/25/25	225,000	221,576
4.10%, due 8/12/24	325,000	321,202
UMBS Pool, 30 Year
5.50%, due 11/1/52	497,562	507,121
5.50%, due 1/1/53	499,309	511,995
		4,167,512
United States Treasury Notes 40.9%
U.S. Treasury Notes
0.125%, due 10/15/23	350,000	338,803
1.375%, due 9/30/23	1,990,000	1,945,924
2.625%, due 6/30/23	6,125,000	6,074,277
3.50%, due 1/31/28	2,080,000	2,070,737
3.50%, due 1/31/30	310,000	308,886
3.875%, due 1/15/26	7,570,000	7,569,409

	Principal Amount	Value
U.S. Government & Federal Agencies
United States Treasury Notes
U.S. Treasury Notes
4.125%, due 1/31/25	$ 19,750,000	$ 19,727,627
4.125%, due 11/15/32	3,675,000	3,866,215
		41,901,878
Total U.S. Government & Federal Agencies (Cost $46,008,759)		46,069,390
Total Long-Term Bonds (Cost $100,793,059)		100,139,355

	Shares
Short-Term Investments 2.3%
Unaffiliated Investment Company 1.3%
JPMorgan U.S. Government Money Market Fund, IM Class, 4.174% (h)	1,314,817	1,314,817

	Principal Amount
U.S. Treasury Debt 1.0%
U.S. Treasury Bills
4.599%, due 4/20/23 (i)	$ 1,000,000	990,173
Total Short-Term Investments (Cost $2,304,965)		2,304,990
Total Investments (Cost $103,098,024)	100.1%	102,444,345
Other Assets, Less Liabilities	(0.1)	(83,711)
Net Assets	100.0%	$ 102,360,634

†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate—Rate shown was the rate in effect as of January 31, 2023.
(c)	Delayed delivery security.
(d)	Fixed to floating rate—Rate shown was the rate in effect as of January 31, 2023.
(e)	Collateral strip rate—A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2023.
(f)	Collateralized Mortgage Obligation Interest Only Strip—Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	Step coupon—Rate shown was the rate in effect as of January 31, 2023.
(h)	Current yield as of January 31, 2023.
(i)	Interest rate shown represents yield to maturity.

Futures Contracts
As of January 31, 2023, the Fund held the following futures contracts1:
Type	Number of Contracts	Expiration Date	Value at Trade Date	Current Notional Amount	Unrealized Appreciation (Depreciation)[2]
Long Contracts
U.S. Treasury 2 Year Notes	135	March 2023	$ 27,739,240	$ 27,762,539	$ 23,299
Short Contracts
U.S. Treasury 5 Year Notes	(87)	March 2023	(9,507,574)	(9,504,070)	3,504
U.S. Treasury 10 Year Notes	(14)	March 2023	(1,588,694)	(1,603,219)	(14,525)
U.S. Treasury 10 Year Ultra Bonds	(33)	March 2023	(4,027,171)	(3,999,703)	27,468
U.S. Treasury Long Bonds	(1)	March 2023	(129,936)	(129,875)	61
Total Short Contracts					16,508
Net Unrealized Appreciation					$ 39,807

1.	As of January 31, 2023, cash in the amount of $248,619 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2023.
Abbreviation(s):
CLO—Collateralized Loan Obligation
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
LIBOR—London Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
UMBS—Uniform Mortgage Backed Securities

The following is a summary of the fair valuations according to the inputs used as of January 31, 2023, for valuing the Fund’s assets and liabilities:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$ —	$ 13,689,286	$ —	$ 13,689,286
Corporate Bonds	—	35,978,235	—	35,978,235
Foreign Government Bond	—	331,402	—	331,402
Mortgage-Backed Securities	—	4,071,042	—	4,071,042
U.S. Government & Federal Agencies	—	46,069,390	—	46,069,390
Total Long-Term Bonds	—	100,139,355	—	100,139,355
Short-Term Investments
Unaffiliated Investment Company	1,314,817	—	—	1,314,817
U.S. Treasury Debt	—	990,173	—	990,173
Total Short-Term Investments	1,314,817	990,173	—	2,304,990
Total Investments in Securities	1,314,817	101,129,528	—	102,444,345
Other Financial Instruments
Futures Contracts (b)	54,332	—	—	54,332
Total Investments in Securities and Other Financial Instruments	$ 1,369,149	$ 101,129,528	$ —	$ 102,498,677
Liability Valuation Inputs
Other Financial Instruments
Futures Contracts (b)	$ (14,525)	$ —	$ —	$ (14,525)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

MainStay Funds Trust
Notes to Portfolios of Investments January 31, 2023 (Unaudited)
Securities Valuation.
Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").
Effective September 8, 2022, and pursuant to Rule 2a-5 under the 1940 Act, The Board of Trustees of the MainStay Funds Trust (the "Board") designated New York Life Investment Management LLC ("New York Life Investments" or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund’s and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that each Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of each Fund’s assets and liabilities as of January 31, 2023, is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value. Under these procedures, the Valuation Designee generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended January 31, 2023, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which each of the Fund's net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy. Securities that were fair valued in such a manner as of January 31, 2023, are shown in the Portfolio of Investments.
If the principal market of certain foreign equity securities is closed in observance of a local foreign holiday, these securities are valued using the last closing price of regular trading on the relevant exchange and fair valued by applying factors provided by a third-party vendor in accordance with the Valuation Procedures. These securities are generally categorized as Level 2 in the hierarchy. No securities held by the Funds as of January 31, 2023, were fair valued in such a manner.
Equity securities, rights, warrants and shares of Exchange-Traded Funds ("ETFs") are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. These securities are generally categorized as Level 1 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers or market makers. These securities are generally categorized as Level 2 in the hierarchy.
Total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, are based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and these securities are generally categorized as Level 2 in the hierarchy.
Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or broker selected by the Valuation Designee, in consultation with the Subadvisor(s). The evaluations are market-based measurements processed through a pricing application and represents the pricing agent’s good faith determination as to what a holder may receive in an orderly transaction under market conditions. The rules-based logic utilizes valuation techniques that reflect participants’ assumptions and vary by asset class and per methodology, maximizing the use of relevant observable data including quoted prices for similar assets, benchmark yield curves and market corroborated inputs. The evaluated bid or mean prices are deemed by the Valuation Designee, in consultation with the Subadvisor(s), to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government and federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.
Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.
Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2023, securities that were fair valued in such a manner are shown in the Portfolio of Investments.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
A portfolio investment may be classified as an illiquid investment under a Fund's written liquidity risk management program and related procedures (“Liquidity Program”). Illiquidity of an investment might prevent the sale of such investment at a time when the Manager or the Subadvisor(s) might wish to sell, and these investments could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid investments, requiring the Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid investments may result in a loss or may be costly to the Fund. An illiquid investment is any investment that the Manager or Subadvisor(s) reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The liquidity classification of each investment will be made using information obtained after reasonable inquiry and taking into account, among other things, relevant market, trading and investment-specific considerations in accordance with the Liquidity Program. Illiquid investments are often fair valued in accordance with each Fund's procedures described above. The liquidity of each Fund's investments was determined as of January 31, 2023, and can change at any time. Illiquid investments as of January 31, 2023, are shown in the Portfolio of Investments.